'33 Act File No. 333-40455
                                                      '40 Act File No. 811-08495

    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 4, 2003

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION  STATEMENT  UNDER  THE  SECURITIES  ACT  OF  1933          [X]

Post-Effective  Amendment  No.  42                                      [X]

                                     and/or

REGISTRATION  STATEMENT  UNDER  THE  INVESTMENT  COMPANY  ACT  OF  1940
Amendment  No.  43                                                      [X]

                        (Check appropriate box or boxes)

                              GARTMORE MUTUAL FUNDS


                                 1200 RIVER ROAD
                        CONSHOHOCKEN, PENNSYLVANIA 19428
                (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)(ZIP CODE)

     Registrant's Telephone Number, including Area Code:     (484) 530-1300


                                        Send  Copies  of  Communications  to:
MS.  ELIZABETH  A.DAVIN,  ESQ.          MR.  DUANE  LASSITER,  ESQ.
NATIONWIDE  PLAZA                       STRADLEY  RONON  STEVENS AND YOUNG LLP
COLUMBUS,  OHIO  43215                  COMMERCE  SQUARE
(NAME  AND  ADDRESS  OF
   AGENT FOR SERVICE)                   PHILADELPHIA, PENNSYLVANIA 19103

It is proposed that this filing will become effective: (check appropriate box)

     [    ]  immediately  upon  filing  pursuant  to  paragraph  (b)

     [    ]  on  September  30,  2002  pursuant  to  paragraph  (b)

     [    ]  60  days  after  filing  pursuant  to  paragraph  (a)(1)

     [    ]  on  ____________,  2002  pursuant  to  paragraph  (a)(1)

     [  X ]  75  days  after  filing  pursuant  to  paragraph  (a)(2)

     [    ]  on  [date]  pursuant  to  paragraph  (a)(2)  of  rule  485.

If  appropriate,  check  the  following  box:

     [    ]  This post-effective amendment designated a new effective date for a previously  filed  post-effective  amendment.

                                Explanatory Note


This Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A (the "Amendment") is being filed under Rule 485(a) and includes (i) the prospectus for the Gartmore Long-Short Equity Plus Fund, a new series of the Registrant and (ii) the combined Statement of Additional Information for all the series of the Registrant, as amended to include information regarding the new series.

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                                       26

Gartmore  Long-Short  Equity  Plus  Fund


PROSPECTUS

 APRIL  __,  2003

AS  WITH  ALL  MUTUAL  FUNDS,  THE  SECURITIES  AND  EXCHANGE
COMMISSION  HAS  NOT  APPROVED  OR  DISAPPROVED  THIS
FUND'S  SHARES  OR  DETERMINED  WHETHER  THIS  PROSPECTUS
IS  COMPLETE  OR  ACCURATE.  TO  STATE  OTHERWISE  IS  A  CRIME.




TABLE OF CONTENTS
FUND SUMMARY . . . . . . . . . . . . . . .  X
Objective and Principal Strategies
Principal Risks
Performance
Fees and Expenses

MORE ABOUT THE FUND. . . . . . . . . . . .  X
Temporary Investments
Principal Investments and Techniques

MANAGEMENT . . . . . . . . . . . . . . . .  X
Investment Adviser
Multi-Manager Structure
Subadviser
Portfolio Managers

BUYING, SELLING AND EXCHANGING FUND SHARES  X
Choosing a Share Class
Buying Shares
Selling Shares
Distribution Plan
Exchanging Shares

DISTRIBUTIONS AND TAXES. . . . . . . . . .  X
Distributions of Income Dividends
Distributions of Capital Gains
Reinvesting Distributions
State and Local Taxes
Selling Fund Shares
Exchanging Fund Shares

ADDITIONAL INFORMATION . . . . . . . . . .  BACK COVER


FUND  SUMMARY

This prospectus provides information about one Fund (the "Fund") offered by Gartmore Mutual Fund (the "Trust")- the Gartmore Long-Short Equity Plus Fund. The following sections summarize key information about the Fund, including information regarding the investment objective, principal strategies, principal risks, performance and fees for the Fund. The Fund's investment objective can be changed without shareholder approval. Use the summaries to compare the Fund with other mutual funds. More detailed information about the risks and investment techniques of the Fund can be found in "More About the Fund" beginning on page _. "You" and "your" refer to potential investors and current shareholders of the Fund.

The Fund uses investment approaches that may present substantially higher risks and greater volatility than with most mutual funds. The Fund is not appropriate for conservative investors. The Fund Summary contains a discussion of the principal risks of investing in the Fund. As with any mutual fund, there can be no guarantee that the Fund will meet its objective or that a Fund's performance will be positive for any period of time.

A  QUICK  NOTE  ABOUT  SHARE  CLASSES

The  Fund  has  the  following  share  classes:
     -    Class  A
     -    Class  B
     -    Class  C
     -    Institutional  Service  Class
     -    Institutional  Class

The fees, sales charges and expenses for each share class are different, but each share class of the Fund represents an investment in the same assets of the Fund. Having different share classes simply lets you choose the cost structure that is right for you.

The fees and expenses for the Fund are set forth in the Fund Summary. For more information about which share class is right for you, see "Buying, Selling and Exchanging Fund Shares-Choosing a Share Class" beginning on page _.

The Fund employs a "multi-manager" structure, which means that Gartmore Mutual Fund Capital Trust ("GMF"), as the Fund's investment adviser, may hire, replace or terminate one or more subadvisers, not affiliated with GMF, for the Fund without shareholder approval. GMF believes that this structure gives it increased flexibility to manage the Fund in your best interests and to operate the Fund more efficiently. See "Management-Multi-Manager Structure" for more information.

FUND  SUMMARY  -  GARTMORE  LONG-SHORT  EQUITY  PLUS  FUND


OBJECTIVE  AND  PRINCIPAL  STRATEGY

The Fund seeks long-term capital appreciation with a total return greater than the Standard & Poor's ("S&P") 500 Index.1

Gartmore Mutual Fund Capital Trust (GMF) has selected SSI Investment Management, Inc. ("SSI") as the Fund's subadviser to manage the Fund's portfolio on a day-to-day basis. Under normal conditions, the Fund invests at least 80% of its net assets in long and short positions in equity securities of publicly traded companies in the United States. The Fund's investment process offers the potential for returns over the S&P 500 Index, the Fund's benchmark with a slightly higher risk profile than that of the index. The Fund also seeks to protect capital during market declines. The Fund's investment process combines positions in S&P 500 Index instruments primarily index swaps with a generally "market-neutral" exposure in individual long and short positions in equity securities. The S&P 500 Index instruments are purchased in order to capture the returns of the S&P 500 Index. Simultaneously, SSI provides active management of the Fund's "market-neutral" long and short assets seeking to add incremental return above the S&P 500 Index without regard to general market movement. With a low correlation to stocks and bonds, the Fund holds a broadly diversified portfolio of common stocks long and a differently broadly diversified portfolio of common stocks short. The Fund is both sector- and capitalization-neutral and is designed to make profits in most advancing and declining markets. SSI will also hold a portion of the Fund in cash or cash equivalents (i.e., money market obligations).

SHORT SALES: Selling a security the Fund does not own, but must borrow to complete the sale, in anticipation of purchasing the same security at a later date at a lower price.

SWAP AGREEMENTS are two-party contracts entered into primarily for periods ranging from a few weeks to several years. They provide for the risks and rewards of ownership without holding the actual underlying security. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The returns earned or realized that are swapped between the parties are calculated with respect to "notional amount", which is an arbitrary or fictional amount (in U.S. dollars or other currency) selected by the parties and acts as the multiplier for the returns that are swapped. The larger the notional amount, the greater the potential gain or loss for the Fund will be. This Fund focuses on S&P Index swaps.


Using quantitative and fundamental analysis, SSI buys stocks "long" that SSI believes will perform better than their peers, and sells stocks "short" that SSI believes will underperform their peers. With a long position, the Fund purchases a stock outright, whereas with a short position the Fund sells a security that it has borrowed. SSI typically maintains an equal amount of long and short positions with respect to 90 to 95% of the Fund's portfolio. The Fund will realize a profit or incur a loss from a short position depending on whether the value of the underlying stock decreases or increases, respectively, between the time it is sold and when the Fund replaces the borrowed security.

SSI uses several value and growth factors to evaluate the securities purchased. These factors include, but are not limited to:

     -    Direction,  timing  or  momentum  of  price  movements
     -    Price  to  earnings  ratio
     -    Cash  flow  analysis
     -    Dividend  discount  model
     -    Trading  activity

SSI may participate in frequent portfolio transactions, which will lead to higher transaction costs and additional tax consequences, if SSI believes that either the long- or the short-term benefits of frequent portfolio trading outweigh such costs.

     1. The S&P 500 Index is a registered trademark of The McGraw-Hill Companies, Inc. which does not sponsor and is in no way affiliated with the Fund.

PRINCIPAL  RISKS

Because the value of your investment in the Fund will fluctuate, there is the risk that you will lose money. Your investment will decline in value if the value of the Fund's investments decreases. The value of your shares will also be impacted in part by the portfolio managers' ability to assess economic conditions and investment opportunities.


In addition to stock market risks as described below, the Fund uses investment approaches that may present substantially higher risks and greater volatility than with most mutual funds. The Fund seeks to increase return by using margin, leverage, short sales and other forms of volatile financial derivatives such as options, futures and swaps. The Fund is not appropriate for conservative investors.

STOCK MARKET RISK. Stock market risk is the risk that the Fund could lose value if the individual stocks in which the Fund has invested or the overall stock markets in which they trade go down. Individual stocks and the overall stock markets may experience short-term volatility as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization within a particular industry. Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

SHORT SALES RISK. Short sales are the sale of a security the Fund does not own in the hope of buying the same security at a later date at a lower price. The Fund is required to borrow the security to deliver it to the buyer and is obligated to return the security to the lender at some later date. Short sales involve the risk that the price of the security sold short increases from the time the security is sold short to the date the Fund purchases the security to replace the borrowed security. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. The Fund is also required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the Fund's needs for immediate cash or other liquidity.

DERIVATIVES RISK. The Fund will invest in derivatives, prmarily, swaps. A derivative is a contract whose value is based on the performance of an underlying financial asset, index or other investment; for the Fund, the contract value will generally be based on the S&P 500 Index. An investment in derivatives can have an impact on market, currency and interest rate exposure. Using derivatives can disproportionately increase losses and reduce opportunities for gains when security prices, currency rates or interest rates are changing in unexpected ways. An over-the-counter derivatives contract presents default risks if the party which has contracted with the Fund fails to fulfill its obligations. Derivatives can make the Fund less liquid and harder to value, especially in declining markets. Also, the Fund may suffer disproportionately heavy losses relative to the amount of its investments in derivative contracts. Lastly, changes in the value of derivative contracts or other hedging instruments may not match or fully offset changes on the value of the hedged portfolio securities.

PORTFOLIO TURNOVER RISK. The subadviser may engage in active and frequent trading of securities if he believes doing so is in the best interest of the Fund. A higher portfolio turnover rate may result in higher transaction costs for the Fund and increase the volatility of the Fund. In addition, a higher portfolio turnover rate may cause a shareholder to have additional tax consequences as a result of owning the Fund.

SWAP RISK. Swap agreements are synthetic instruments that provide for the risks and rewards of ownership without holding the actual equity security or other underlying security. Swap agreements are private contracts involving the obligation of each party to exchange specified payments, which may be based on the value of an index or asset, with the other party at specified times. The profit or loss of an equity swap agreement is determined by the price movement in the underlying security or instrument, a fixed percentage of any dividends paid and the underlying financing rate agreed to by the parties. For swap agreements the financing rate is a fixed term interest rate.

For more detailed information about the Fund's investments and risks, see "More About the Funds" on page __.

PERFORMANCE

No performance information is provided because the Fund had not begun operations as of the date of this prospectus.

FEES  AND  EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.



                                                         INSTITUTIONAL
SHAREHOLDER FEES1                                           SERVICE      INSTITUTIONAL
(PAID DIRECTLY FROM YOUR   CLASS A   CLASS B   CLASS C       CLASS           CLASS
INVESTMENT)                 SHARES    SHARES    SHARES       SHARES          SHARES
Maximum Sales . . . . . .   5.75%2   None         1.00%  None            None
Charge (Load)
imposed on purchases
(as a percentage of
offering price)

Maximum Deferred. . . . .  None3      5.00%4    1.00%5   None            None
Sales Charge (Load)
imposed on
redemptions (as a
percentage of original
purchase price or sale
proceeds, as applicable)


Redemption/Exchange Fee. .  2.00%     2.00%     2.00%      2.00%        2.00%
(as a percentage of amount
Redeemed or exchanged) 6

                                                         Institutional
Annual Fund Operating                                    Service         Institutional
Expenses (deducted. . . .  Class A   Class B   Class C   Class           Class
from Fund assets) . . . .  shares    shares    shares    shares          shares

Management Fees . . . . .     1.50      1.50%     1.50%           1.50%           1.50%

Distribution and/or . . .     0.25%     1.00%     1.00%           None            None
Service (12b-1) Fees

Other Expenses7 . . . . .     2.00%     1.85%     1.85%           2.00%           1.85%

TOTAL ANNUAL FUND
OPERATING EXPENSES. . . .     3.75%     4.35%     4.35%           3.50%           3.35%
Amount of Fee
Waiver/Expense
Reimbursement . . . . . .     1.00%     1.00%     1.00%           1.00%           1.00%

NET EXPENSES
AFTER WAIVERS8. . . . . .     2.75%     3.35%     3.35%           2.50%           2.35%

1 If you buy and sell shares through a broker or other financial intermediary, they may also charge you a separate transaction fee.
2 As the amount of your investment increases, the sales charge imposed on the purchase of Class A shares decreases. For more information, see "Buying, Selling and Exchanging Fund Shares-Buying Shares-Front-end Sales Charges" on page __.
3 A contingent deferred sales charge (CDSC) of up to 1% may be imposed on certain redemptions of Class A shares purchased without a front-end sales charge and for which a finder's fee was paid. See "Buying, Selling and Exchanging Fund Shares-Selling Shares-Contingent deferred sales charge
     (CDSC) on Class A, Class B and Class C shares" beginning on page __. 4 A CDSC ranging from 5% to 1% is charged when you sell Class B shares within the first six years of purchase. Class B shares are converted to Class A shares after you have held them for seven years. See "Buying, Selling and Exchanging Fund Shares-Selling Shares-Contingent deferred sales charge
     (CDSC) on Class A, Class B and Class C shares" beginning on page __. 5 A CDSC of 1% is charged when you sell Class C shares within the first year after  purchase.
6 A redemption/exchange fee of 2.00% will be charged for any shares redeemed or exchanged within 90 days after the date they were acquired. This fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. See "Buying, Selling and Exchanging Fund Shares-Redemption Fees on page __ and "Buying, Selling and Exchanging Fund Shares-Excessive Exchange Activity" on page __.
7 As a new Fund, these are estimates for the current fiscal year ending October 31, 2003. These estimates do not take into account the expense limitation agreement between the Fund and GMF.
8 GMF and SSI have contractually agreed to reduce their respective fees and/or absorb expenses to limit the Fund's total annual operating expenses (excluding interest, taxes, brokerage commissions, short sale dividend expenses and Rule 12b-1 fees) to 2.75% for Class A shares, 3.35% for Class B and C shares, 2.50% for Institutional Service Class shares and 2.35% for Institutional Class shares through September __, 2004. The Fund is authorized to reimburse GMF for management fees paid previously waived and/or for the cost of Other Expenses paid by GMF provided that any such reimbursement will not cause the Fund to exceed the expense limitations noted above. GMF may request and receive reimbursement of fees, waived or limited, and other reimbursements made by GMF at a later date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made.

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year and no changes in expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                            1 year   3 years
Class A shares . . . . . .  $   __1  $     __

Class B shares . . . . . .  $    __  $     __

Class C shares . . . . . .  $    __  $     __

Institutional Service. . .  $    __  $     __
Class shares

Institutional Class shares  $    __  $     __

You would pay the following expenses on the same investment if you did not sell your shares2:



                1 year   3 years
Class B shares  $    __  $     __

Class C shares  $    __  $     __


1    Assumes  a  CDSC  will  not  apply.
2 Expenses paid on the same investment in Class A, Institutional Service Class and Institutional Class shares do not change whether or not you sell your shares.

MORE  ABOUT  THE  FUND

TEMPORARY  INVESTMENTS

Generally the Fund will be fully invested in accordance with its investment objective and strategies. However, pending investment of cash balances, or if the Fund's subadviser believes that business, economic, political or financial conditions warrant, the Fund may invest without limit in cash or money market cash equivalents, including: (1) short-term U.S. Government securities; (2) certificates of deposit, bankers' acceptances, and interest-bearing savings deposits of commercial banks; (3) prime quality commercial paper; (4) repurchase agreements covering any of the securities in which the Fund may invest directly; and (5) subject to the limits of the Investment Company Act of 1940, as amended; shares of other investment companies (which may include affiliates of the Fund) that invest in securities in which the Fund may invest. Should this occur, the Fund will not be pursuing its investment objective and may miss potential market upswings.

PRINCIPAL  INVESTMENTS  AND  TECHNIQUES

The Fund may use the following principal investments and techniques in an effort to increase returns, protect assets or diversify investments.

The Statement of Additional Information (SAI) contains additional information about the Fund, including the Fund's other investment techniques. To obtain a copy of the SAI, see the back cover.

SHORT SALES. When SSI believes that a security is overvalued, it may sell the security "short" and borrow the same security from a broker or other institution to complete the sale. If the price of the security decreases in value, the Fund may make a profit and, conversely, if the security increases in value, the Fund will incur a loss because it will have to replace the borrowed security by purchasing it at a higher price. There can be no assurance that the Fund will be able to close out the short position at any particular time or at an acceptable price. Although the Fund's gain is limited to the amount at which it sold a security short, its potential loss is not limited. A lender may request that the borrowed securities be returned on short notice; if that occurs at a time when other short sellers of the subject security are receiving similar requests, a "short squeeze" can occur. This means that the Fund might be compelled, at the most disadvantageous time, to replace borrowed securities previously sold short, with purchases on the open market at prices significantly greater than those at which the securities were sold short. Short selling also may produce higher than normal portfolio turnover and result in increased transaction costs to the Fund.

Until the Fund replaces a borrowed security, it will designate sufficient U.S. government securities, other liquid debt, equity securities or cash to cover any difference between the value of the security sold short and any collateral deposited with a broker or other custodian. In addition, the value of the designated securities must be at least equal to the original value of the securities sold short. Depending on arrangements made with the broker or custodian, the Fund may not receive any payments (including interest) on collateral deposited with the broker or custodian. The Fund will not make a short sale if, immediately before the transaction, the market value of all securities sold exceeds 100% of the value of the Fund's net assets.

The Fund may use derivatives for anticipatory hedging. Anticipatory hedging is a strategy in which a Fund uses a derivative to offset the risk that securities in which the Fund intends to invest will increase in value before the Fund has an opportunity to purchase the securities. The Fund will use derivatives for anticipatory hedging in order to gain exposure efficiently to its underlying index in the event the Fund receives cash inflows.

EQUITY SWAP CONTRACTS. In an equity swap contract, the counterparty generally agrees to pay the Fund the amount, if any, by which the notional amount of the equity swap contract (i.e., the fixed percentage of the cost for the underlying security) would have increased in value had it been invested in the basket of stocks (i.e., the stocks comprising the S&P 500 Index), plus the dividends that would have been received on those stocks. The Fund is likely to purchase S&P 500 Index swaps. In the swap transactions that the Fund will normally use, the Fund agrees to pay the broker-dealer interest at a given rate, such as LIBOR, on a notional amount that equals [90-95%] of the net asset value of the securities held long by the Fund and any decrease in the return on the S&P 500 Index below a set value multiplied by the notional amount and, in exchange, the broker-dealer will agree to pay the Fund any increase in the return on the S&P 500 Index above the set value multiplied by the notional amount [plus certain dividends]. Therefore, the return to the Fund on any equity swap contract should be the gain or loss on the notional amount plus dividends on the stocks comprising the S&P 500 Index (as if the Fund had invested the notional amount in stocks comprising the S&P 500 Index) less the interest paid by the Fund on the notional amount. Therefore, the Fund will generally realize a loss if the value of the S&P 500 Index declines and will generally realize a gain if the value of the S&P 500 Index rises. The Fund will enter into equity swap contracts only on a net basis, i.e., where the two parties' obligations are netted out, with the Fund paying or receiving, as the case may be, only the net amount of any payments.

MONEY  MARKET  OBLIGATIONS.  These  include

     - U.S. government securities with remaining maturities of 397 days or less
     - Commercial paper rated in one of the two highest categories of any nationally recognized statistical rating organization (rating agency)
     - Asset-backed commercial paper whose own rating or the rating of any guarantor is in one of the two highest categories of any rating agency
     - Short-term obligations rated in one of the two highest categories by any rating agency (with respect to obligations maturing in one year or less)
     - Repurchase agreements relating to debt obligations that the Fund could purchase directly
     - Unrated debt obligations with remaining maturities of 397 days or less that are determined by SSI to be of comparable quality to the securities described above.

Generally, money market obligations will not increase in value, but they are high quality investments that offer a fixed rate of return, as well as liquidity.

OTHER  PRINCIPAL  RISKS

DERIVATIVES RISK. Derivatives are volatile and involve significant risks, which may include:

     - LEVERAGE RISK. The risk associated with certain types of investments or trading strategies (such as borrowing money to increase the amount of investments) that relatively small market movements may result in large changes in the value of an investment. Certain investments or trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.

     - CREDIT RISK. The risk that the counterparty (the party with which the Fund has contracted) on a derivative transaction will fail to fulfill its financial obligation to the Fund.

     - LIQUIDITY RISK. The risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

     - CORRELATION RISK. The risk that the price of the derivative and movements in the prices of the assets being hedged do not move as expected

EQUITY SWAPS RISK. Under each swap agreement transaction, the Fund will generally have only the rights and obligations to receive or pay in cash an amount that represents the difference in the relative values of the investment positions held by each party to the swap transaction and the Fund will not receive or pay any securities in kind.

- Multiplying Effect of Long-Short and Swaps Positions and Asset Segregation Requirements. The Fund's use of both long and short positions and swap positions may have a multiplying effect on the gains and losses experienced by the Fund and the related segregation requirements.

     - For losses, if the securities index drops in value, the Fund will be obligated to pay both the notional amount multiplied by the interest rate, and multiplied by the reduction in the rate of return of the index (minus any dividends on securities in the index), and will have to segregate assets to cover this obligation. The Fund will have to cover its swaps obligation with segregated assets, at a time when the Fund has less assets to do so, because while the Fund's short position will have increased in value, its long position will have decreased in value, offsetting such increase. Consequently, the Fund may have to settle out of a portion of its short positions and sell securities at a loss or lower return, when the index is less in value, to meet its swaps asset segregation requirements. If the securities sold short by the Fund are different from the securities underlying the index used for the swaps, the Fund could experience the losses from its swap transactions, as described above, and losses from its long-short positions, where the price of the securities sold short rises above the price at which the securities were sold. In this case, if the Fund had to use its long position in securities for segregated assets to cover its swap transactions losses, it may have to settle out some of its short positions at a loss.

     - For gains, if the securities index climbs in value, the Fund will be obligated to pay only the notional amount multiplied by the interest rate and will have the right to receive the increase in the rate of return of the index multiplied by the notional amount (plus any dividends on securities in the index), and will have to segregate less assets to cover this obligation.

- Illiquidity. Because the swap transactions may have terms of greater than seven days, such transaction may be considered to be illiquid with the result that a Fund's assets segregated to meet its obligations would now be available to meet the Fund's liquidity needs. Thus the Fund may have to sell or close out of investments at a loss or lower return to meet its liquidity needs.

- Additional Regulation. The swap market is a relatively new market and is largely unregulated. It is possible that developments in the swap market and the laws relating to swaps, including potential government regulation and adverse tax positions taken by the Internal Revenue Service, could adversely effect a Fund's ability to enter into swap agreements, terminate existing swap agreements, realize amounts to be received under swap agreements or avoid adverse tax consequences.

MANAGEMENT


INVESTMENT  ADVISER

Gartmore Mutual Fund Capital Trust (GMF), 1200 River Road, Conshohocken, Pennsylvania 19428, manages the investment of the Fund's assets and supervises the daily business affairs of the Fund. Subject to the supervision of the Board of Trustees, GMF allocates the Fund's assets among one or more subadvisers and evaluates and monitors the performance of such subadvisers. GMF is authorized to select and place portfolio investments on behalf of the Fund. However, GMF does not intend to do so at this time. GMF was organized in 1999 and advises mutual funds. As of December 31, 2002, GMF and its affiliates had approximately $29.6 billion in assets under management, including approximately $14 billion managed directly by GMF.

The Fund pays GMF a management fee, which is based on the Fund's average daily net assets. The annual management fee payable by the Fund, expressed as a percentage of a Fund's average daily net assets, is 1.50% of the first $250 million; 1.25% of net assets over $250 million.

MULTI-MANAGER  STRUCTURE

GMF and the Trust have received from the Securities and Exchange Commission an exemptive order for a multi-manager structure that allows GMF to hire, replace or terminate a subadviser (except hiring a subadviser which is an affiliate of GMF) without the approval of shareholders. The order also allows GMF to revise a subadvisory agreement with a non-affiliate subadviser with Trustee approval but without shareholder approval. Currently, Fund is subadvised by SSI. If a new non-affiliate subadviser is hired for the Fund, shareholders will receive information about the new subadviser within 90 days of the change. The order allows the Fund to operate more efficiently and with greater flexibility.

GMF  provides  the  following  oversight  and  evaluation  services to the Fund:

     - performing initial due diligence on prospective subadvisers for the Fund.
     - monitoring the performance of the subadvisers through ongoing analysis, as well as periodic consultations.
     - communicating performance expectations and evaluations to the subadvisers.
     - ultimately recommending to the Board of Trustees whether a sub-adviser's contract should be renewed, modified or terminated.

GMF does not expect to recommend frequent changes of subadvisers. GMF will periodically provide written reports to the Board of Trustees regarding the results of its evaluation and monitoring functions. Although GMF will monitor the performance of the subadvisers, there is no certainty that any subadviser or the Fund will obtain favorable results at any given time.

SUBADVISER

SSI Investment Management, Inc., 357 N. Canyon Drive, Beverly Hills, California, 90210, is the subadviser of the Fund. Subject to the supervision of GMF, SSI manages the Fund's assets in accordance with the Fund's investment objective and strategies. SSI makes investment decisions for the Fund and, in connection with such investment decisions, places purchase and sell orders for securities.

SSI was founded in 1973. As of December 31, 2002, SSI managed over $900 million, primarily on behalf of institutional investors.
Out of its management fee, GMF pays SSI an annual subadvisory fee, based on the Fund's average daily net assets, of 1.00% of the first $50 million of net assets; 0.75% of net assets over $50 million.

PORTFOLIO  MANAGERS

SSI takes a team approach to portfolio construction, allowing investors to benefit from the skills of all the members of the team, not just one investment manager. The following describes the persons primarily responsible for day-to-day management of the Fund.

John Gottfurcht co-founded SSI in 1973 and is a pioneer of market-neutral investment strategies. He has over 35 years of experience managing investment portfolios. Mr. Gottfurcht has served as SSI's President since 1987 and is Chairman of the Portfolio Management Committee.

George Douglas is responsible for daily management of the Fund's investment portfolio and directing SSI's research process. Mr. Douglas has 26 years of experience in quantitative equity research and portfolio management and attended the University of Wisconsin, where he earned an M.B.A. degree in Finance, an M.S. degree in Statistics, and a B.S. degree in Mathematics. He has been Vice President and Chief Investment Officer at SSI since 1994.

Kenneth Raguse is responsible for analyzing investments in consumer products, technology, media and healthcare. He has over 12 years of experience in portfolio management and holds an M.S. Degree in Finance and a B.S. Degree in Economics, both from the University of Wisconsin. He has been Vice President and Senior Portfolio Analyst at SSI since 1997.

David Rosenfelder is responsible for analyzing investments in capital goods, basic materials, defense/aerospace and transportation. Mr. Rosenfelder has over 19 years of experience in portfolio management and holds an M.B.A. degree in Finance from UCLA's Anderson School of Management, and a B.S. degree in Accounting from California State University, Los Angeles. He has been Vice President and Senior Portfolio Analyst at SSI since 1995.

Tim Ruiz is responsible for analyzing investments in finance, energy, REITs and utilities. He possesses over 12 years of experience in portfolio management and holds a B.S. degree in Finance from California State University, Los Angeles. He has been Vice President and Senior Portfolio Analyst at SSI since 2000, and was a Trader and Equity Analyst for SSI's investment portfolios from 1992 to 2000.

BUYING,  SELLING  AND  EXCHANGING  FUND  SHARES


CHOOSING  A  SHARE  CLASS

As noted in the Fund Summary, the Fund offers different share classes to give investors different price and cost options. Class A, Class B and Class C shares of the Fund are available to all investors; Institutional Service Class and Institutional Class shares are available to a limited group of investors.

The  following  sales  charges  will  generally  apply:

Front-end  Sales  Charge  when  you  purchase:
     -    Class  A  shares
     -    Class  C  shares

Contingent  Deferred  Sales  Charge  (CDSC)1:
     -    Class  B  shares  if you sell your shares within six years of purchase
     -    Class  C  shares  if  you sell your shares within one year of purchase

No  Sales  Charges on Institutional Service Class or Institutional Class shares.

Sales charges are paid to the Fund's distributor, Gartmore Distribution Services, Inc. (the Distributor"), which either retains them or pays them to a selling representative.

WHEN  CHOOSING  A  SHARE  CLASS,  CONSIDER  THE  FOLLOWING:




CLASS A SHARES                                           CLASS B SHARES                                CLASS C SHARES
Front-end sales charge means that a . .  No front-end sales charge, so your full          Front-end sales charge means
portion of your initial investment goes  investment immediately goes toward               that a portion of your initial investmen
toward the sales charge, and is . . . .  buying shares                                    goes  toward the sales charge and is
not invested                                                                              not invested Front-end Sales Charge on
                                                                                          Class C is lower than Class A Shares


Reductions and waivers of the sales . .  No reductions of the CDSC available,             Like Class B shares, no reductions
charge available. . . . . . . . . . . .  but waivers available                            of the CDSC are available, but waivers
                                                                                          are available

Lower expenses than Class B and . . . .  Higher distribution and service fees than        Higher distribution and service fees
Class C shares mean higher dividends. .  Class A shares mean higher fund expenses         Than Class A shares mean higher
per share . . . . . . . . . . . . . . .  and lower dividends per share                    fund expenses and lower dividends
                                                                                          per share

Conversion features are not applicable.  After seven years, Class B shares convert        Unlike Class B shares, Class C shares
                                         into Class A shares, which reduces your          do not automatically convert into
                                         future fund expenses                             another class

No sales charge when shares are sold. .  CDSC if shares are sold within six years: 5%     CDSC of 1% is applicable if shares
back to a Fund. . . . . . . . . . . . .  in the first year, 4% in the second, 3% in the   are sold In the first year after
                                         third and fourth years, 2% in the fifth, and     purchase
                                                                    1% in the sixth year

No maximum investment limit . . . . . .  Investments of $250,000 or more may be           Investments of $1,000,000 or more
                                         rejected2                                        may be rejected3



1 A CDSC of up to 1% may be charged on certain redemptions of Class A shares purchased without a sales charge and for which a finder's fee was paid.
2    This  limit  was  calculated  based  on  a  seven  year  holding  period.
3    This  limit  was  calculated  based  on  a  one  year  holding  period.


Class A, Class B and Class C shares each pay distribution and/or service fees under a Distribution Plan. These fees are either retained by the Distributor or paid by the Distributor to brokers for distribution and shareholder services.

Class A and Institutional Service Class shares may also pay administrative service fees. These fees are paid to brokers and other entities who provide administrative support services to the beneficial owners of the Class A and Institutional Service Class shares.

If you want lower annual fund expenses, Class A shares (and Institutional Service Class or Institutional Class shares if you are eligible to purchase them) may be right for you, particularly if you qualify for a reduction or waiver of sales charges. If you do not want to pay a front-end sales charge, and you anticipate holding your shares for the long term, Class B shares may be more appropriate. If you wish to pay a lower front-end sales charge than you would for Class A shares and are uncertain as to how long you may hold your shares, Class C shares may be right for you. The Fund reserves the right to reject an order of $250,000 or more for Class B shares or $1,000,000 or more for Class C shares and an order for Class B shares for Individual Retirement Accounts (IRA accounts) for shareholders 70 1/2 years old and older.

For  investors  who  are  eligible  to  purchase Institutional and Institutional
Service Class shares, the purchase of such shares will be preferable to purchasing Class A, Class B or Class C shares.

BUYING  SHARES

PURCHASE PRICE. The purchase or "offering" price of each share of the Fund is its "net asset value" (NAV) next determined after the order is received, plus any applicable sales charge. A separate NAV is calculated for each class of the Fund. Generally, NAV is based on the market value of the securities owned by the Fund less its liabilities. The NAV for a class is determined by dividing the total market value of the securities owned by the Fund, allocable to such class, less the liabilities allocated to that class, by the total number of that class' outstanding shares. NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern Time) on each day the Exchange is open for trading.




MINIMUM INVESTMENTS - CLASS A, B, AND C SHARES
To open an account (per Fund) . . . . . . . . . . . . . .  $    2,000

To open IRA account (per Fund). . . . . . . . . . . . . .  $    1,000

Additional investments (per Fund) . . . . . . . . . . . .  $      100

To Start an Automatic Asset Accumulation Plan . . . . . .  $    1,000

Additional Automatic Asset Accumulation Plan Transaction.  $       50

MINIMUM INVESTMENT - INSTITUTIONAL SERVICE CLASS

To open an account (per Fund) . . . . . . . . . . . . . .  $   50,000

Additional investments. . . . . . . . . . . . . . . . . .       None

MINIMUM INVESTMENT - INSTITUTIONAL CLASS

To open an account (per Fund) . . . . . . . . . . . . . .  $1,000,000

Additional investments. . . . . . . . . . . . . . . . . .       None


WHO  CAN  BUY  INSTITUTIONAL  SERVICE  CLASS  SHARES

The Institutional Service Class shares are available for purchase only by the following:

- retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover individual retirement accounts from such plans
- tax-exempt employee benefit plans for which third party administrators provide recordkeeping services and are compensated by the Fund for such services
- a bank, trust company or similar financial institution investing for its own account or for the account of its trust customers for whom such financial institution is exercising investment discretion in purchasing
     Institutional Service Class shares, where the investment is part of a program that collects an administrative service fee
- registered investment advisers investing on behalf of institutions and high net-worth individuals where the adviser is compensated by the Fund for services it provides
- life insurance separate accounts to fund the benefits of variable annuity contracts issued to governmental entities as an investment option under their deferred compensation plans as defined under Section 457 of the Internal Revenue Code (the "Code") or qualified plans adopted pursuant to
     Section  401(a)  of  the  Code.


WHO  CAN  BUY  INSTITUTIONAL  CLASS  SHARES

The Institutional Class shares are available for purchase only by the following:

-    funds  of funds offered by the Distributor or other affiliates of the Trust
- tax-exempt employee benefit plans if no third party administrator for the plan receives compensation from the Fund
- institutional advisory accounts of GMF or its affiliates and those having client relationships with an affiliate of GMF, or its affiliates and their corporate sponsors, as well as subsidiaries and related employee benefit plans and rollover individual retirement accounts from such institutional advisory accounts
- a bank, trust company or similar financial institution investing for its own account or for the account of its trust customers for whom such financial institution is exercising investment discretion in purchasing Institutional Class shares, where the investment is not part of a program that requires payment to the financial institution of a Rule 12b-1 or administrative service fee
- registered investment advisers investing on behalf of institutions and high net-worth individuals entrusted to the adviser for investment purposes, if the adviser is affiliated or associated with a broker or dealer and derives compensation for its services exclusively from its clients for such advisory services

If you purchase shares through an account at a broker, different minimum account requirements may apply. These minimum investment requirements do not apply to certain retirement plans or omnibus accounts. Call 1-800-848-0920 for more information.

The  Fund  does  not  calculate  NAV  on  the  following  days:

-    New  Year's  Day
-    Martin  Luther  King,  Jr.  Day
-    Presidents'  Day
-    Good  Friday
-    Memorial  Day
-    Independence  Day
-    Labor  Day
-    Thanksgiving  Day
-    Christmas  Day
-    Other  days  when  the  New  York  Stock  Exchange  is  not  open.

The  Fund  reserves  the  right  not  to  determine  NAV  when:

-    It  has  not  received  any  orders  to  purchase, sell or exchange shares.
-    Changes  in  the  value  of  the  Fund's  portfolio  do not affect the NAV.

If current prices are not available for a security, or if Gartmore SA Capital Trust (GSA), as the Fund's administrator, or its agent, determines a price does not represent fair value, the Fund's investments may be valued at fair value in accordance with procedures adopted by the Board of Trustees. To the extent that the Fund's investments are traded in markets that are open when the New York Stock Exchange is closed, the value of the Fund's investments may change on days when shares cannot be purchased or redeemed.

IN-KIND PURCHASES. The Fund reserve the right to accept payment for shares in the form of securities that are permissible investments for the Fund.

FRONT-END  SALES  CHARGES

CLASS  A  SHARES

The charts below show the applicable Class A front-end sales charges, which decrease as the amount of your investment increases.





CLASS A SHARES        Sales Charge    Amount      Dealer
                         as % of     Invested   Commission
                        Offering                  as % of
                          Price                  Offering
                                                   Price
Amount of purchase

Less than $50,000. .         5.75%      6.10%        5.00%

50,000 to $99,999 .          4.75       4.99         4.00

100,000 to $249,999          3.50       3.63         3.00

250,000 to $499,999          2.50       2.56         2.00

500,000 to $999,999          2.00       2.04         1.75

1 million or more .          None       None          None


CLASS  C  SHARES

Sales of Class C shares will be charged a sales charge of 1.00% of the offering price (1.01% of the amount invested).

CLASS  A  PURCHASES  NOT  SUBJECT  TO  A  SALES  CHARGE

There are no front-end sales charges for purchases of Class A shares of the Fund of $1 million or more. However, unless you are otherwise eligible to purchase Class A shares without a sales charge, you will pay a CDSC of up to 1.00% if you redeem any Class A shares within 18 months of the date of purchase. (See "Contingent deferred sales charge (CDSC) on Class A, Class B and Class C shares" below.) With respect to such purchases, the Distributor may pay dealers a finder's fee of up to 1.00% on investments made in Class A shares with no initial sales charge. The CDSC covers the finder's fee paid by the Distributor to the selling dealer.


REDUCTION  OF  CLASS  A  SALES  CHARGES

Shareholders can reduce or eliminate Class A shares' initial sales charge through one or more of the discounts described below:
- An increase in the amount of your investment. The above tables show how the sales charge decreases as the amount of your investment increases.
- Family Member Discount. Members of your family who live at the same address can combine investments in the Gartmore Funds, possibly reducing the sales charge.
- Lifetime Additional Discount. You can add the value of any of the Gartmore Funds' Class A shares you already own with the value of the shares you are purchasing, which may reduce the applicable sales charge.
- Insurance Proceeds or Benefits Discount Privilege. If you use the proceeds of an insurance policy issued by any member of Nationwide Insurance to purchase Class A shares, you will pay one-half of the published sales charge if you make your investment 60 days after receiving the proceeds.
- No sales charge on a repurchase. If you sell Fund shares from your account, we allow you a one-time privilege to reinvest some or all of the proceeds in shares of the same class. You will not pay a sales charge on Class A shares that you buy within 30 days of selling Class A shares of an equal or lesser amount if you have already paid a sales charge. Remember, if you realize a gain or a loss on your sale of shares, the transaction is taxable and reinvestment will not affect the amount of capital gains tax that is due. If you realize a loss on your sale and you reinvest, some or all of the loss may not be allowed as a tax deduction depending on the amount you reinvest.
- Letter of Intent Discount. State in writing that during a 13-month period you or a group of family members who live at the same address will purchase or hold at least $50,000 in Class A shares and your sales charge will be based on the total amount you intend to invest. The letter may be backdated up to 90 days to include previous purchases for determining your sales charge. Your Letter of Intent is not a binding obligation to buy shares of the Fund; it is merely a statement of intent. Call 1-800-848-0920 for more information.

WAIVER  OF  CLASS  A  SALES  CHARGES

The  Class  A  sales  charges  will  be  waived  for  the  following purchasers:
- Any person purchasing through an account with an unaffiliated brokerage firm that has an agreement with the Distributor to waive sales charges for those persons.
- Directors, officers, full-time employees, sales representatives and their employees or any investment advisory clients of a broker-dealer having a dealer/selling agreement with the Distributor
- Any person who pays for the shares with the proceeds of one of the following sales:
-    Sales  of  non-Gartmore  Fund  shares
- Sales of Class D shares of a Gartmore Fund if the new fund purchased does not have Class D shares and Class A shares are purchased instead
-    Sales of  Class  R  shares  of  a  Montgomery  Fund.
- Employer-sponsored retirement plans, including pension, profit sharing or deferred compensation plans which are qualified under sections 401(a), 403(b) or 457 of the Internal Revenue Code.
-    Trustees  and  retired  Trustees  of  the  Trust (including its predecessor
     Trusts)
- Directors, officers, full-time employees, sales representatives and their employees, and retired directors, officers, employees, and sales representatives, their spouses, children or immediate relatives (including mother, father, brothers, sisters, grandparents and grand-children) and immediate relatives of deceased employees of any member of the Nationwide Insurance and Nationwide Financial companies, or any investment advisory clients of GMF, GSA and their affiliates.
- Directors, officers, full-time employees, their spouses, children or immediate relatives and immediate relatives of deceased employees of any sponsor group which may be affiliated with the Nationwide Insurance and Nationwide Financial companies from time to time (including, but not limited to, Farmland Industries, Inc., Maryland Farm Bureau, Inc., Ohio Farm Bureau Federation, Inc., Pennsylvania Farm Bureau, California Farm Bureau Federation, CHS Cooperatives and Southern States Cooperative, Inc.).

Additional  investors eligible for sales charge waivers may be found in the SAI.

WAIVER  OF  CLASS  C  SALES  CHARGES

Both the front-end sales charge and the CDSC applicable to Class C shares will be waived for sales to retirement plans offered by Nationwide Trust Company. In addition, the front-end sales charge applicable to Class C shares will be waived for any person purchasing through an account with an unaffiliated brokerage firm that has an agreement with the Distributor to waive the front-end sales charges for those persons. The front-end sales charge applicable to Class C shares also will be waived for shareholders in Class C of the Montgomery Partners Long-Short Equity Plus Fund.



CONVERSION  OF  CLASS  B  SHARES

After you have held your Class B shares for seven years, we will automatically convert them into Class A shares (without charge), which carry the lower 12b-1 fee. We will also convert any Class B shares that you purchased with reinvested dividends and other distributions for those shares at that time. Remember, because the NAV of Class A shares is usually higher than the NAV of Class B shares, you may receive fewer Class A shares than the number of Class B shares converted, but the total dollar value will be the same. We do the conversion on the first business day of the month following the seventh anniversary of the date of your purchase.

HOW  TO  PLACE  YOUR  PURCHASE  ORDER

If you wish to purchase Class A, Class B or Class C shares, you may purchase them using one of the methods described below. When buying shares, be sure to specify the class of shares you wish to purchase. Eligible entities wishing to purchase Institutional Service Class or Institutional Class shares should contact Customer Service at 1-800-848-0920 for more information regarding such purchases.

BY MAIL. Complete and mail the application with a personal check made payable to: Gartmore Funds, P.O. Box 182205, Columbus, Ohio 43218-2205. Payment must be made in U.S. dollars only and drawn on a U.S. bank. The Fund will not accept third-party checks or money orders.

BY WIRE. You can request that your bank transmit funds (federal funds) by wire to the Fund's custodian bank. In order to use this method, you must call Customer Service at 1-800-848-0920 by 4 p.m. Eastern Time, and the wire must be received by the custodian bank by the close of business on the day you placed your order or your order will be cancelled. You may be liable for any loss to the Fund resulting from the cancellation. Please note that your bank may charge a fee to wire funds. If you choose this method to open your account, you must call our toll-free number before you wire your investment, and you must then complete and fax the application.

BY TELEPHONE. Call 1-800-848-0920, our automated voice-response system, 24 hours a day, seven days a week, for easy access to mutual fund information. You can choose from a menu of choices to conduct transactions and hear Fund price information, mailing and wiring instructions and other mutual fund information. You must complete the appropriate section of the application to use the voice response system to make purchases.

THROUGH AN AUTHORIZED BROKER. The Distributor has relationships with certain brokers and other financial intermediaries who are authorized to accept, or designate intermediaries to accept, purchase and redemption orders for the Fund. If you purchase through such a broker, your order will be priced at the NAV next determined after your broker or its designated intermediary accepts it. Contact your broker to determine whether it has an established relationship with the Distributor.

ON-LINE. Log on to our website www.gartmorefunds.com 24 hours a day, seven days a week, for easy access to your mutual fund accounts. Once you have reached the website, you will be instructed on how to select a password and perform transactions. You can download a Fund prospectus or receive information on all of our funds as well as your own personal accounts. You may also perform transactions, such as purchases, redemptions and exchanges. The Fund may terminate the ability to buy Fund shares on this website at any time, in which case you may continue to buy shares by mail, wire, telephone or through an authorized broker as described in this Prospectus.

ADDITIONAL  SHAREHOLDER  SERVICES
Shareholders  are  entitled  to  a  wide  variety  of  services  by  contacting:

GARTMORE  FUNDS              1-800-848-0920

Our customized voice-response system, available 24 hours a day, seven days a Week. Customer Service Representatives are available to answer questions between 8 a.m. and 9 p.m. Eastern Time (Monday through Friday).

For additional information on buying shares and shareholder services, call Customer Service or contact your sales representative.

SELLING  SHARES

You can sell or, in other words, redeem your shares of the Fund at any time, subject to certain restrictions described below. The price you will receive when you sell your shares will be the NAV (less any applicable sales charges) next determined after the Fund receives your properly completed order to sell in its offices in Columbus, Ohio. Of course, the value of the shares you sell may be worth more or less than their original purchase price depending upon the market value of a Fund's investments at the time of the sale. Payment for shares you recently purchased may be delayed up to 10 business days from the date of purchase to allow time for the check to clear.


Properly completed orders contain all necessary paperwork to authorize and complete the transaction. The Funds may require all account holder signatures, updated account registration and bank account information and, depending on circumstances, a signature guarantee.

Generally, we will pay you for the shares that you sell within three days after receiving your order to sell.

The Fund may delay forwarding redemption proceeds for up to seven days if the investor redeeming shares is engaged in excessive trading, or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management, or would adversely affect the Fund.

Under extraordinary circumstances the Fund may elect to honor your redemption request by transferring some of the securities held by the Fund directly to you. For more information about the Fund's ability to make such a redemption in kind, see the SAI.

RESTRICTIONS  ON  SALES

You may not be able to sell your shares of the Fund or the Fund may delay paying you the proceeds from a redemption when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or if trading is restricted or if an emergency exists.

SIGNATURE  GUARANTEE-CLASS  A,  CLASS  B  AND  CLASS  C  SHARES

A  signature  guarantee  is  required  under  the  following  circumstances:
-    if  your  account  address has changed within the last 10 business days, or
- if the redemption check is made payable to anyone other than the registered shareholder, or
- if the proceeds are sent to a bank account not previously designated or changed within the past 10 business days, or
- if the proceeds are mailed to any address other than the address of record, or
- if the redemption proceeds are being wired to a bank for which instructions are currently not on your account.
The Distributor reserves the right to require a signature guarantee in other circumstances, without notice.

CONTINGENT  DEFERRED  SALES CHARGE (CDSC) ON CLASS A, CLASS B AND CLASS C SHARES

You must pay a CDSC if you sell Class B shares within six years of purchase, unless you are entitled to a waiver. The sales charge applies if your sale causes the value of Class B shares in your account to fall below the total amount of all purchases of Class B shares you made during the preceding six years. The amount of the sales charge will decrease as illustrated in the following chart:




                1      2       3       4       5       6     7 years
Sale within.  year   years   years   years   years   years   or more

Sales charge     5%      4%      3%      3%      2%      1%        0%

Although you normally pay no CDSC when you redeem Class A shares, you may pay a CDSC at the following rates if you purchase $1,000,000 or more of Class A shares (and therefore pay no initial sales charge) and then redeem all or part of the shares within 18 months after your initial purchase of those shares:


Amount of Purchase  $1 million to   $4 million to   $25 million or more
                     $3,999,999     $24,999,999
                         1.00%           0.50%            0.25%


The amount of the CDSC will be determined based on the particular combination of Gartmore Funds purchased. The CDSC for the Fund is described above, but the applicable CDSC for other Gartmore Funds are described in those funds' prospectus. The applicable CDSC will be determined on a pro rata basis according to the amount of the redemption from each particular Gartmore Fund. The Class A CDSC will not exceed the aggregate amount of the finder's fee the Distributor paid to the selling dealer on all purchases of Class A shares of all Gartmore Funds you made that were subject to the Class A CDSC.

With respect to Class C shares, you must pay a CDSC of 1% if you sell your shares within the first year after you purchased the shares.

With respect to the CDSC for all three classes of shares, the CDSC is applied to your original purchase price, or the current market value of the shares being sold, whichever is less. To keep your CDSC as low as possible, each time you place a request to sell shares the Distributor will first sell any shares in your account not subject to a CDSC. All purchases during the month are grouped together and will be treated as if made on the last day of the preceding month.

We do not impose a CDSC on Class A, Class B or Class C shares purchased through reinvested dividends and distributions. If you sell your Class B or Class C shares and reinvest the proceeds in Class B or Class C shares within 30 days, the Funds will deposit an amount equal to any CDSC on Class B or Class C shares you paid into your account. We will also waive the CDSC on Class B or Class C if you sell shares following the death or disability of a shareholder, provided the sale occurs within one year of the shareholder's death or a determination of disability, and for mandatory withdrawals from IRA accounts after age 70 1/2 years. For more information, see the SAI.

HOW  TO  PLACE  YOUR  SALE  ORDER

You can request the sale of your Class A, Class B or Class C shares in any of the ways described below. A signature guarantee may be required under certain circumstances. Please refer to the section entitled "Signature Guarantee-Class A, Class B and Class C shares". Eligible entities wishing to sell Institutional Service Class or Institutional Class shares should contact the Distributor at 1-800-848-0920 for information regarding such sales.

BY TELEPHONE. Calling 1-800-848-0920 connects you to our automated voice-response system, available 24 hours a day, seven days a week, for easy access to mutual fund information. Customer Service Representatives are available 8 a.m. to 9 p.m. Eastern Time, Monday through Friday. You can sell shares and have the check mailed to your address of record, unless you declined this option on your application. Only the following types of accounts can use the voice response system to sell shares: Individual, Joint, Transfer on Death, Trust, and Uniform Gift/Transfer to Minor accounts. You can call 1-800-848-0920 after 7 p.m. Eastern Time to learn the day's closing share price.

CAPITAL  GAINS  TAXES

If you sell Fund shares for more than you paid for them, you may have capital gains, which are subject to federal (and in some cases, state) income tax. For more information, see "Distributions and Taxes - Selling Fund Shares" on page
__.

THROUGH OUR CUSTOMER SERVICE LINE. Unless you declined the telephone redemption privilege on your application, you can call and request that a check payable to the shareholder of record be mailed to the address of record. The Fund will use procedures to confirm that telephone instructions are genuine. If the Fund acts on instructions it reasonably believed were genuine, it will not be liable for any loss, injury, damage or expense that occurs as a result, and the Fund will be held harmless for any loss, claims or liability arising from its compliance with the instructions. The Fund may record telephone instructions to sell shares. The Fund reserves the right to revoke this privilege at any time, without notice to shareholders, and to request the sale in writing, signed by all shareholders on the account.

BY BANK WIRE. The Fund can wire the funds directly to your account at a commercial bank (a voided check must be attached to your application), unless you declined telephone privileges on your application. (This authorization will remain in effect until you give the appropriate Fund written notice of its termination.) Your proceeds will be wired to your bank on the next business day after your order to sell shares has been processed. We will deduct a $20 fee from the proceeds of your sale for this service. Your financial institution may also charge you a fee for receiving the wire. Funds sent outside the U.S. may be subject to a higher fee.

BY AUTOMATED CLEARING HOUSE (ACH). Your funds can be sent to your bank via ACH on the second business day after your order to sell has been received by the appropriate Fund. Funds sent through ACH should reach your bank in two business days. There is no fee for this service. (This authorization will remain in effect until you give the appropriate Fund written notice of its termination.)

BY MAIL OR FAX. Write a letter to Gartmore Funds, P.O. Box 182205, Columbus, Ohio 43218-2205 or fax it to 614-428-3278. Please be sure your letter is signed by all account owners. Be sure to include your account number and the Gartmore Fund from which you wish to make a redemption. For a distribution from an IRA, you must complete an IRA Distribution Form. This form can be obtained by calling 1-800-848-0920 or on our website, www.gartmorefunds.com. Your sale of shares will be processed on the date the Fund receives your signed letter or fax. If your fax is received after 4 p.m. Eastern Time, it will be processed the next business day. The Fund reserves the right to require the original document if you fax your letter.

THROUGH AN AUTHORIZED BROKER. The Distributor has relationships with certain brokers and other financial intermediaries who are authorized to accept, or designate intermediaries to accept, purchase and redemption orders for the Fund. If you have an account with such a broker, your redemption order will be priced at the NAV next determined after your order has been accepted by your broker or its designated intermediary. Your broker or financial intermediary may charge a fee for this service.

ON-LINE. Log on to our website www.gartmorefunds.com, 24 hours a day, seven days a week, for easy access to your mutual fund accounts. Once you have reached the website, you will be instructed on how to select a password and perform transactions. You can receive information on all of our funds by downloading a prospectus or using other methods as well as information concerning your own personal accounts on-line. You may also perform transactions, such as purchases, redemptions and exchanges. The Fund may terminate the ability to redeem Fund shares on this website at any time, in which case you may continue to sell shares by mail, wire, telephone or through an authorized broker as described in this Prospectus.

ACCOUNTS  WITH  LOW  BALANCES-CLASS  A,  CLASS  B  AND  CLASS  C  SHARES

If the value of your Class A, B or C shares of the Fund falls below $2,000 ($1,000 for IRA accounts), we reserve the right to charge a $5 quarterly fee, which is deposited into the Fund to offset the expenses of small accounts. We will sell shares from your account quarterly to cover the fee.

We reserve the right to sell the rest of your shares and close your account if you make a sale that reduces the value of your account to less than $2,000 ($1,000 for IRA accounts). Before the account is closed, we will give you notice and allow you 60 days to purchase additional shares to avoid this action. We do this because of the high cost of maintaining small accounts.

For additional information on selling your shares, call our Customer Service line at 1-800-848-0920 or contact your sales representative.

DISTRIBUTION  PLAN

In addition to the sales charges which you may pay for Class A, Class B and Class C shares, the Trust has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940, which permits Class A, Class B and Class C shares of the Funds to compensate the Distributor for expenses associated with distributing and selling such shares and providing shareholder services.

DISTRIBUTION  AND  SERVICE  FEES

Under the Distribution Plan, Class A, Class B and Class C shares of the Fund pays the Distributor compensation which is accrued daily and paid monthly. The Fund shall pay amounts not exceeding an annual amount of:


Class                     As  a  %  of  daily  net  assets

Class  A  shares         0.25%  (distribution  or  service  fee)

Class  B  shares         1.00%  (0.25%  service  fee)

Class  C  shares         1.00%  (0.25%  service  fee)


Institutional Class and Institutional Service Class shares pay no 12b-1 fees. Because these fees are paid out of the Fund's assets on an ongoing basis, these fees will increase the cost of your investment over time and may cost you more than paying other types of sales charges.

EXCHANGING  SHARES

You can exchange the shares you own for shares of another fund within Gartmore Funds (except the Gartmore Morley Capital Accumulation Fund) so long as they are the same class of shares, both accounts have the same owner, and your first purchase in the new fund meets the fund's minimum investment requirement. For example, you can exchange Class A shares of the Fund for Class A shares of any other fund within the Gartmore Funds, but you cannot exchange Class A shares for Class B or Class C shares of another fund.

Generally, there is no sales charge for exchanges of Class B, Class C, Institutional Service Class or Institutional Class shares. However, if your exchange involves certain Class A shares, you may have to pay the difference between the sales charges if a higher sales charge applies to the fund into which you are exchanging. If you exchange your Class A shares of a fund that are subject to a CDSC into another Gartmore Fund and then redeem those Class A shares within 18 months of the original purchase, the applicable CDSC will be the CDSC for the original Gartmore Fund. If you exchange Prime Shares of the Money Market Fund into another fund, you must pay the applicable sales charge, unless it has already been paid prior to an exchange into the Money Market Fund. Exchanges into the Prime Shares of the Money Market Fund are only permitted from Class A, Class B, Class C, Institutional Service Class and Institutional Class shares of the Fund. If you exchange Class B or Class C shares (or certain Class A shares subject to a CDSC) for Prime Shares of the Gartmore Money Market Fund, the time you hold the shares in the Gartmore Money Market Fund will not be counted for purposes of calculating any CDSC. As a result, if you then sell your Prime Shares of the Gartmore Money Market Fund, you will pay the sales charge that would have been charged if the initial Class B or Class C (or certain Class
A) shares had been sold at the time they were originally exchanged into the Gartmore Money Market Fund. If you exchange your Prime Shares of the Gartmore Money Market Fund back into Class B or Class C (or certain Class A) shares, the time you held Class B or Class C (or Class A) shares prior to the exchange to the Gartmore Money Market Fund will be counted for purposes of calculating the CDSC.

HOW  TO  PLACE  YOUR  EXCHANGE  ORDER

You can request an exchange of shares in writing, by fax, by phone, or by on-line access (see "Buying Shares-How to place your purchase order" on page __ or the back cover for contact information). If you make your request in writing, please be sure all account holders sign the letter. Your exchange will be processed on the date the Fund receives your signed letter or fax. If your fax is received after 4 p.m. Eastern Time, it will be processed the next day. If you fax your request, we reserve the right to ask for the original. You can automatically request an exchange 24 hours a day, seven days a week, by calling our automated voice-response system at 1-800-848-0920, or by logging on to our website at www.gartmorefunds.com. You will have automatic exchange privileges unless you decline this option on your application. The Trust reserves the right to amend or discontinue these exchange privileges upon 60 days' written notice to shareholders.

CAPITAL  GAINS  TAXES

Exchanging shares is considered a sale and purchase of shares for federal and state income tax purposes. Therefore, if the shares you exchange are worth more than you paid for them, you may have to pay federal and/or state income taxes. For more information, see "Distribution and Taxes-Exchanging Fund Shares" on page __.

EXCESSIVE  EXCHANGE  ACTIVITY

The Trust reserves the right to reject any exchange request it believes will increase transaction costs, or otherwise adversely affect other shareholders. Exchanges out of the Fund may be limited to 12 exchanges within a one year period or 1% of the Fund's NAV. In addition, the following Gartmore Funds may assess the fee listed below on the total value of shares that are redeemed from one of these funds or exchanged out of one of these funds into another Gartmore fund if you have held the shares of the fund with the exchange fee for less than 90 days (30 days for the Gartmore U.S. Growth Leaders Fund and Gartmore Nationwide Leaders Fund):

Fund  Exchange  Fee

Gartmore Long-Short Equity Plus Fund                         2.00%

Gartmore  Emerging  Markets  Fund                            2.00%

Gartmore  International  Growth  Fund                        2.00%

Gartmore  International  Small  Cap  Growth  Fund            2.00%

Gartmore  Global  Financial  Services  Fund                  2.00%

Gartmore  Global  Utilities  Fund                            2.00%

Gartmore  Global  Health  Sciences  Fund                     2.00%

Gartmore  Worldwide  Leaders  Fund                           2.00%

Gartmore  Nationwide  Leaders  Fund                          2.00%

Gartmore  U.S.  Growth  Leaders  Fund                        2.00%

Gartmore  Global  Technology  and
Communications  Fund                                         2.00%

Gartmore  Micro  Cap  Equity  Fund                           1.50%

Gartmore  Mid  Cap  Growth  Fund                             1.50%

Gartmore  Millennium  Growth  Fund                           1.50%

Gartmore  Value  Opportunities  Fund                         1.50%

Nationwide  Small  Cap  Fund                                 1.50%

The exchange fee is paid directly to the applicable fund and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading of fund shares. For purposes of determining whether the exchange fee applies, the shares that were held the longest will be redeemed first. The exchange fee may not apply in certain circumstances, such as exchanges of shares held in certain omnibus accounts or retirement plans that cannot implement the exchange fee. The fee does not apply to shares purchased through reinvested dividends or capital gains.

DISTRIBUTIONS  AND  TAXES

The following information is provided to help you understand the income and capital gains you can earn when owning Fund shares, as well as the federal taxes you may have to pay on this income. For tax advice regarding your personal tax situation, please speak with your tax adviser.

DISTRIBUTIONS  OF  INCOME  DIVIDENDS

Each quarter, the Fund distributes any available income dividends to shareholders. Income dividends are taxable to you as ordinary income for federal income tax purposes, unles you hold your shares in a qualified tax-deferred plan or account, or are otherwise not subject to federal income tax. The amount of income dividends distributed to you will be reported in a Form 1099, which we will send to you during tax season each year (unless you hold your shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax). For corporate shareholders, a portion of each year's distributions may be eligible for the corporate dividend-received deduction.

DISTRIBUTIONS  OF  CAPITAL  GAINS

If the Fund has net realized capital gains at the end of the fiscal year (meaning the gains from sales of securities exceed any losses from sales), it will generally distribute this capital gain to shareholders annually. You must pay federal income taxes on any capital gains distributed to you, unless you hold your shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax. On Form 1099, we will report the amount of net short-term capital gains and net long-term capital gains distributed to you during the year. Currently, for individuals, long-term capital gains are taxed at a maximum rate of 20%; short-term capital gains are taxed as ordinary income, as are interest or dividends. For more information regarding capital gains tax rates, speak with your tax adviser.

REINVESTING  DISTRIBUTIONS

All income and capital gains distributions will be reinvested in shares of the Fund. You may request a payment in cash in writing if distributions are in excess of $5. You may be subject to tax on reinvested distributions. If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be cancelled and the money reinvested in the Fund as of the cancellation date. No interest is paid during the time the check is outstanding.

You may be subject to backup withholding on a portion of your taxable distributions and redemption proceeds unless you provide your correct social security or taxpayer identification number and certify that (1) this number is correct, (2) you are not subject to backup withholding, and (3) you are a U.S. person (including a U.S. resident alien). You may also be subject to withholding if the Internal Revenue Service instructs the Fund to withhold a portion of such proceeds.

When withholding is required, the amount will be 30% for calendar year 2003, 29% for calendar years 2004 and 2005, and 28% for calendar years 2006 through 2010.

STATE  AND  LOCAL  TAXES

Distributions may be subject to state and local taxes, even if not subject to federal income taxes. State and local tax laws vary; please consult your tax adviser.

SELLING  FUND  SHARES

Selling Fund shares for more than you paid for them gives you a capital gain, which is subject to federal income tax. The amount of tax depends on how long you held your shares. For individuals, long-term capital gains are currently taxed at a maximum rate of 20%; and short-term capital gains are taxed as ordinary income, as are interest or dividends. Capital gains from your sale of Fund shares is not reported on Form 1099; you or your tax adviser should keep track of your purchases, sales, and any resulting gain or loss. If you do sell Fund shares for a loss, you may be able to use this capital loss to offset any capital gains you may have.

EXCHANGING  FUND  SHARES

Exchanging your shares of a Fund for another Fund within the Gartmore Funds is considered a sale for income tax purposes. Therefore, if the shares you exchange are worth more than you paid for them, you may have capital gains, which are subject to the federal income taxes described above. If you exchange Fund shares for a loss, you may be able to use this capital loss to offset certain capital gains you may have.

INFORMATION  FROM  GARTMORE  FUNDS

Please read this Prospectus before you invest, and keep it with your records. The following documents - which may be obtained free of charge - contain additional information about the Fund:

- Statement of Additional Information (incorporated by reference into this Prospectus)
-    Annual  Reports  (when available)
-    Semi-Annual  Report  (when available)

To obtain a document free of charge, contact us at the address or number listed below.

FOR  ADDITIONAL  INFORMATION  CONTACT:

Gartmore  Funds  P.O.  Box  182205
Columbus,  Ohio  43218-2205  (614)  428-3278  (fax)

FOR  24-HOUR ACCESS:

1-800-848-0920 (toll free, Customer Services Representatives are available 8 a.m. - 9 p.m. Eastern Time, Monday through Friday. Account access available 24 hours)

Also,  visit  the  Gartmore  Funds'  website  at  www.gartmorefunds.com


INFORMATION  FROM  THE  SECURITIES  AND  EXCHANGE  COMMISSION  (SEC)

You  can  obtain  copies  of  Fund  documents  from  the  SEC  as  follows:

IN  PERSON:

Public Reference Room in Washington, D.C. (For their hours of operation, call 1-202-942-8090.)

BY  MAIL:

Securities and Exchange Commission Public Reference Section Washington, D.C. 20549-0102 (The SEC charges a fee to copy any documents.)

ON  THE  EDGAR  DATABASE  VIA  THE  INTERNET:

www.sec.gov
BY  ELECTRONIC  REQUEST:
publicinfo@sec.gov


THE  TRUST'S  INVESTMENT  COMPANY  ACT  FILE  NO.:  811-08495

--------------------------------------------------------------------------------



                         STATEMENT OF ADDITIONAL INFORMATION
                                  APRIL __, 2003

                              GARTMORE MUTUAL FUNDS
                       (FORMERLY NATIONWIDE MUTUAL FUNDS)

GARTMORE ASIA PACIFIC LEADERS FUND. . . . . . . . . . . . .  GARTMORE LARGE CAP VALUE FUND
GARTMORE BOND FUND. . . . . . . . . . . . . . . . . . . . .  GARTMORE LONG-SHORT EQUITY PLUS FUND
GARTMORE EMERGING MARKETS FUND. . . . . . . . . . . . . . .  GARTMORE MICRO CAP EQUITY FUND
GARTMORE EUROPEAN LEADERS FUND. . . . . . . . . . . . . . .  GARTMORE MID CAP GROWTH FUND
GARTMORE GLOBAL FINANCIAL SERVICES FUND . . . . . . . . . .  GARTMORE MILLENNIUM GROWTH FUND
GARTMORE GLOBAL HEALTH SCIENCES FUND. . . . . . . . . . . .  GARTMORE MONEY MARKET FUND
GARTMORE GLOBAL SMALL COMPANIES FUND. . . . . . . . . . . .  GARTMORE MORLEY CAPITAL ACCUMULATION FUND
GARTMORE GLOBAL TECHNOLOGY AND. . . . . . . . . . . . . . .  GARTMORE MORLEY ENHANCED INCOME FUND
   COMMUNICATIONS FUND. . . . . . . . . . . . . . . . . . .  GARTMORE NATIONWIDE LEADERS FUND
GARTMORE GLOBAL UTILITIES FUND. . . . . . . . . . . . . . .  (FORMERLY GARTMORE U.S. LEADERS FUND)
GARTMORE GOVERNMENT BOND FUND . . . . . . . . . . . . . . .  GARTMORE OTC FUND
GARTMORE GROWTH FUND. . . . . . . . . . . . . . . . . . . .  GARTMORE TAX-FREE INCOME FUND
GARTMORE HIGH YIELD BOND FUND . . . . . . . . . . . . . . .  GARTMORE NATIONWIDE FUND
GARTMORE INTERNATIONAL GROWTH FUND. . . . . . . . . . . . .  (FORMERLY GARTMORE TOTAL RETURN FUND)
GARTMORE INTERNATIONAL SMALL CAP GROWTH FUND. . . . . . . .  GARTMORE U.S. GROWTH LEADERS FUND
GARTMORE INVESTOR DESTINATIONS AGGRESSIVE FUND. . . . . . .  GARTMORE VALUE OPPORTUNITIES FUND
GARTMORE INVESTOR DESTINATIONS MODERATELY AGGRESSIVE FUND .  GARTMORE WORLDWIDE LEADERS FUND
GARTMORE INVESTOR DESTINATIONS MODERATE FUND. . . . . . . .  NATIONWIDE BOND INDEX FUND
GARTMORE INVESTOR DESTINATIONS MODERATELY CONSERVATIVE FUND  NATIONWIDE GROWTH FOCUS FUND
GARTMORE INVESTOR DESTINATIONS CONSERVATIVE FUND. . . . . .  NATIONWIDE INTERNATIONAL INDEX FUND
                                                             NATIONWIDE LARGE CAP GROWTH FUND
                                                             NATIONWIDE MID CAP MARKET INDEX FUND
                                                             NATIONWIDE S&P 500 INDEX FUND
                                                             NATIONWIDE SMALL CAP FUND
                                                             NATIONWIDE SMALL CAP INDEX FUND
                                                             NORTHPOINTE SMALL CAP VALUE FUND


     Gartmore Mutual Funds (the "Trust") is a registered open-end investment company consisting of 43 series as of the date hereof. This Statement of Additional Information ("SAI") relates to all series of the Trust which are listed above (each, a "Fund" and collectively, the "Funds").

     This SAI is not a prospectus but is incorporated by reference into the Prospectuses for the Funds. It contains information in addition to and more detailed than that set forth in the Prospectuses and should be read in conjunction with the following Prospectuses:

- Gartmore International Growth Fund, Gartmore International Small Cap Growth Fund and Gartmore Emerging Markets Fund dated March 1, 2003;
- Gartmore Nationwide Leaders Fund (formerly Gartmore U.S. Leaders Fund), Gartmore U.S. Growth Leaders Fund and Gartmore Worldwide Leaders Fund dated March 1, 2003;
- Gartmore Micro Cap Equity Fund, Gartmore Millennium Growth Fund, Gartmore Value Opportunities Fund and Gartmore High Yield Bond Fund dated March 1, 2003;
- Gartmore Global Technology and Communications Fund, Gartmore Global Financial Services Fund, Gartmore Global Utilities Fund and Gartmore Global Health Sciences Fund dated March 1, 2003;
- Gartmore Nationwide Fund (formerly Gartmore Total Return Fund), Gartmore Growth Fund, Gartmore Large Cap Value Fund and Gartmore Mid Cap Growth Fund, dated March 1, 2003;
- Nationwide Large Cap Growth Fund and Nationwide Small Cap Fund dated March 1, 2003;
-    NorthPointe  Small  Cap  Value  Fund  dated  March  1,  2003;
- Gartmore Morley Enhanced Income Fund, Gartmore Bond Fund, Gartmore Government Bond Fund, Gartmore Tax-Free Income Fund and Gartmore Money Market Fund dated March 1, 2003;
- Nationwide S&P 500 Index Fund, Nationwide Small Cap Index Fund, Nationwide Mid Cap Market Index Fund, Nationwide International Index Fund and
     Nationwide  Bond  Index  Fund  dated  March  1,  2003;
-    Gartmore  Morley  Capital  Accumulation  Fund  dated  March  1,  2003;
- Gartmore Investor Destinations Aggressive Fund, Gartmore Investor Destinations Moderately Aggressive Fund, Gartmore Investor Destinations Moderate Fund, Gartmore Investor Destinations Moderately Conservative Fund and Gartmore Investor Destinations Conservative Fund (collectively, the "Investor Destinations Funds") dated March 1, 2003;
- Nationwide Growth Focus Fund, Gartmore Global Small Companies Fund, Gartmore OTC Fund, Gartmore Asia Pacific Leaders Fund and Gartmore European Leaders Fund dated March 1, 2003.
-    Gartmore  Long-Short  Equity  Plus  Fund  dated  April  __,  2003.

Shares of the Gartmore European Leaders, Gartmore Asia Pacific Leaders, Gartmore OTC, Nationwide Growth Focus, and Gartmore Global Small Companies Funds are not currently being offered to investors.

Terms not defined in this SAI have the meanings assigned to them in the Prospectuses.

The Prospectuses may be obtained from Gartmore Funds, P.O. Box 182205, Columbus, Ohio 43218-2205, or by calling toll free 1-800-848-0920.

                                TABLE OF CONTENTS
                                                                        PAGE

General Information and History . . . . . . . . . . . . . . . . . . . .    1
Additional Information on Portfolio Instruments and Investment Policies    1
Description of Portfolio Instruments and Investment Policies. . . . . .    8
Investment Restrictions . . . . . . . . . . . . . . . . . . . . . . . .   55
Trustees and Officers of the Trust. . . . . . . . . . . . . . . . . . .   59
Investment Advisory and Other Services. . . . . . . . . . . . . . . . .   66
Brokerage Allocation. . . . . . . . . . . . . . . . . . . . . . . . . .   98
Additional Information on Purchases and Sales . . . . . . . . . . . . .  103
Valuation of Shares . . . . . . . . . . . . . . . . . . . . . . . . . .  111
Systematic Investment Strategies. . . . . . . . . . . . . . . . . . . .  113
Investor Privileges . . . . . . . . . . . . . . . . . . . . . . . . . .  114
Investor Services . . . . . . . . . . . . . . . . . . . . . . . . . . .  117
Fund Performance Advertising. . . . . . . . . . . . . . . . . . . . . .  119
Additional Information. . . . . . . . . . . . . . . . . . . . . . . . .  134
Additional General Tax Information For All Funds. . . . . . . . . . . .  137
Major Shareholders. . . . . . . . . . . . . . . . . . . . . . . . . . .  146
Financial Statements. . . . . . . . . . . . . . . . . . . . . . . . . .  174
Appendix A - Debt Ratings . . . . . . . . . . . . . . . . . . . . . . .  175

                        GENERAL INFORMATION AND HISTORY

     Gartmore Mutual Funds (the "Trust"), formerly Nationwide Mutual Funds (until January 25, 2002) and formerly Nationwide Investing Foundation III (until March 1, 2000), is an open-end management investment company organized under the laws of Ohio by a Declaration of Trust, dated October 30, 1997, as subsequently amended. The Trust currently consists of 43 separate series, each with its own investment objective. Each of the Funds, except the Nationwide S&P 500 Index, Gartmore Asia Pacific Leaders, Gartmore European Leaders, Gartmore Nationwide Leaders, Gartmore U.S. Growth Leaders, Gartmore Worldwide Leaders, Nationwide Growth Focus, Nationwide Small Cap Index, Nationwide Mid Cap Market Index, Nationwide Bond Index, Nationwide International Index, Gartmore Global Health Sciences, Gartmore Global Financial Services, Gartmore Global Utilities, Gartmore Global Technology and Communications and each of the Investor Destinations Funds, is a diversified fund as defined in the Investment Company Act of 1940, as amended (the "1940 Act").

     ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS AND INVESTMENT POLICIES


ALL  FUNDS

     The Funds invest in a variety of securities and employ a number of investment techniques that involve certain risks. The Prospectuses for the Funds highlight the principal investment strategies, investment techniques and risks. This SAI contains additional information regarding both the principal and non-principal investment strategies of the Funds. The following table sets forth additional information concerning permissible investments and techniques for each of the Funds. A "Y" in the table indicates that the Fund may invest in or follow the corresponding instrument or technique. An empty box indicates that the Fund does not intend to invest in or follow the corresponding instrument or technique.

     With respect to the Investor Destinations Funds, this Statement of Additional Information, like the Prospectus for such Funds, uses the term "Fund" to include the different combinations of mutual funds that each Fund in the Investor Destination Series will invest (the "Underlying Funds") in which the Funds invest. Please review the discussions in the Prospectuses for further information regarding the investment objectives and policies of each Fund.






TYPE                  GARTMORE   GARTMORE   GARTMORE  GARTMORE   GARTMORE   GARTMORE  NATIONWIDE    GARTMORE     GARTMORE
OF                     GROWTH   NATIONWIDE    BOND      TAX     GOVERNMENT   MONEY       S&P          VALUE        HIGH
INVESTMENT                                              FREE       BOND      MARKET      500      OPPORTUNITIES   YIELD
OR                                                     INCOME                           INDEX                      BOND
TECHNIQUE
--------------------------------------------------------------------------------------------------------------------------

U.S. . . . . . . . .  Y         Y                                                     Y           Y              Y
COMMON
STOCKS
--------------------------------------------------------------------------------------------------------------------------
PREFERRED. . . . . .  Y         Y                                                                 Y              Y
STOCKS
--------------------------------------------------------------------------------------------------------------------------
SMALL. . . . . . . .  Y         Y                                                                                Y
COMPANY
STOCKS
--------------------------------------------------------------------------------------------------------------------------
SPECIAL. . . . . . .  Y         Y                                                     Y           Y              Y
SITUATION
COMPANIES
--------------------------------------------------------------------------------------------------------------------------
ILLIQUID . . . . . .  Y         Y           Y         Y         Y           Y                     Y              Y
SECURITIES
--------------------------------------------------------------------------------------------------------------------------
RESTRICTED . . . . .  Y         Y           Y         Y         Y           Y                     Y              Y
SECURITIES
--------------------------------------------------------------------------------------------------------------------------
WHEN-ISSUED/. . . . .  Y         Y           Y         Y         Y           Y         Y           Y              Y
DELAYED-DELIVERY
SECURITIES
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT . . . . .  Y         Y           Y         Y         Y           Y         Y           Y              Y
COMPANIES
--------------------------------------------------------------------------------------------------------------------------
REAL                                                                                  Y           Y              Y
ESTATE
INVESTMENT
TRUSTS
(REITS)
--------------------------------------------------------------------------------------------------------------------------
SECURITIES . . . . .  Y         Y           Y                               Y         Y           Y              Y
OF
FOREIGN
ISSUERS
--------------------------------------------------------------------------------------------------------------------------
DEPOSITARY . . . . .  Y         Y                                                     Y           Y              Y
RECEIPTS
--------------------------------------------------------------------------------------------------------------------------
SECURITIES                                                                                        Y              Y
FROM
DEVELOPING
COUNTRIES/EMERGING
MARKETS
--------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE. . . . .  Y         Y           Y                                                     Y              Y
SECURITIES
--------------------------------------------------------------------------------------------------------------------------
LONG-TERM                                   Y         Y         Y                                                Y
DEBT
--------------------------------------------------------------------------------------------------------------------------
LONG-TERM                       Y           Y         Y         Y           Y                                    Y
DEBT WHEN
ORIGINALLY
ISSUED BUT
WITH 397
DAYS OR
LESS
REMAINING
TO MATURITY
--------------------------------------------------------------------------------------------------------------------------
SHORT-TERM . . . . .  Y         Y           Y         Y         Y           Y         Y           Y              Y
DEBT
--------------------------------------------------------------------------------------------------------------------------
FLOATING . . . . . .  Y         Y           Y         Y         Y           Y                     Y              Y
AND
VARIABLE
RATE
SECURITIES
--------------------------------------------------------------------------------------------------------------------------
ZERO                                        Y         Y         Y                                                Y
COUPON
SECURITIES
--------------------------------------------------------------------------------------------------------------------------
PAY-IN-KIND                                 Y                                                                    Y
BONDS
--------------------------------------------------------------------------------------------------------------------------
DEFERRED                                    Y                                                                    Y
PAYMENT
SECURITIES
--------------------------------------------------------------------------------------------------------------------------
NON-INVESTMENT                              Y         Y                                                          Y
GRADE
DEBT
--------------------------------------------------------------------------------------------------------------------------
LOAN                                        Y                               Y                                    Y
PARTICIPATIONS
AND
ASSIGNMENTS
--------------------------------------------------------------------------------------------------------------------------
SOVEREIGN                                   Y                               Y                                    Y
DEBT
(FOREIGN)
(DENOMINATED
IN U.S.)
--------------------------------------------------------------------------------------------------------------------------
FOREIGN. . . . . . .  Y         Y                                           Y                                    Y
COMMERCIAL
PAPER
(DENOMINATED
IN U.S.)
--------------------------------------------------------------------------------------------------------------------------
DURATION                                    Y                   Y                                                Y
--------------------------------------------------------------------------------------------------------------------------
U.S. . . . . . . . .  Y         Y           Y         Y         Y           Y         Y           Y              Y
GOVERNMENT
SECURITIES
--------------------------------------------------------------------------------------------------------------------------
MONEY. . . . . . . .  Y         Y           Y         Y         Y           Y         Y           Y              Y
MARKET
INSTRUMENTS
--------------------------------------------------------------------------------------------------------------------------




TYPE                  NATIONWIDE  GARTMORE  NATIONWIDE  NATIONWIDE   NATIONWIDE    NATIONWIDE
OF                      GROWTH     GLOBAL     SMALL        MID      INTERNATIONAL     BOND
INVESTMENT              FOCUS      HEALTH      CAP         CAP          INDEX        INDEX
OR                                SCIENCES    INDEX       MARKET
TECHNIQUE                                                 INDEX
----------------------------------------------------------------------------------------------

U.S. . . . . . . . .  Y           Y         Y           Y
COMMON
STOCKS
----------------------------------------------------------------------------------------------
PREFERRED. . . . . .  Y           Y
STOCKS
----------------------------------------------------------------------------------------------
SMALL. . . . . . . .  Y           Y         Y           Y
COMPANY
STOCKS
----------------------------------------------------------------------------------------------
SPECIAL. . . . . . .  Y           Y         Y           Y
SITUATION
COMPANIES
----------------------------------------------------------------------------------------------
ILLIQUID . . . . . .  Y           Y         Y           Y           Y              Y
SECURITIES
----------------------------------------------------------------------------------------------
RESTRICTED . . . . .  Y           Y         Y           Y           Y              Y
SECURITIES
----------------------------------------------------------------------------------------------
WHEN-ISSUED/. . . . .  Y           Y         Y           Y           Y              Y
DELAYED-DELIVERY
SECURITIES
----------------------------------------------------------------------------------------------
INVESTMENT . . . . .  Y           Y
COMPANIES
----------------------------------------------------------------------------------------------
REAL . . . . . . . .  Y           Y         Y           Y           Y
ESTATE
INVESTMENT
TRUSTS
(REITS)
----------------------------------------------------------------------------------------------
SECURITIES . . . . .  Y           Y         Y           Y           Y              Y
OF FOREIGN
ISSUERS
----------------------------------------------------------------------------------------------
DEPOSITARY . . . . .  Y           Y         Y           Y           Y
RECEIPTS
----------------------------------------------------------------------------------------------
SECURITIES . . . . .  Y           Y
FROM
DEVELOPING
COUNTRIES/EMERGING
MARKETS
----------------------------------------------------------------------------------------------
CONVERTIBLE. . . . .  Y           Y
SECURITIES
----------------------------------------------------------------------------------------------
LONG-TERM                                                                          Y
DEBT
----------------------------------------------------------------------------------------------
LONG-TERM                                                                          Y
DEBT WHEN
ORIGINALLY
ISSUED BUT
WITH
397 DAYS
OR LESS
REMAINING
TO MATURITY
----------------------------------------------------------------------------------------------
SHORT-TERM . . . . .  Y           Y         Y           Y           Y              Y
DEBT
----------------------------------------------------------------------------------------------
FLOATING . . . . . .  Y           Y                                                Y
AND VARIABLE
RATE SECURITIES
----------------------------------------------------------------------------------------------
ZERO                                                                               Y
COUPON
SECURITIES
----------------------------------------------------------------------------------------------
PAY-IN-KIND
BONDS
----------------------------------------------------------------------------------------------
DEFERRED
PAYMENT
SECURITIES
----------------------------------------------------------------------------------------------
NON-INVESTMENT
GRADE DEBT
----------------------------------------------------------------------------------------------
LOAN
PARTICIPATIONS
AND
ASSIGNMENTS
----------------------------------------------------------------------------------------------
SOVEREIGN                                                                          Y
DEBT
(FOREIGN)
(DENOMINATED
IN U.S.)
----------------------------------------------------------------------------------------------
FOREIGN                           Y                                 Y              Y
COMMERCIAL
PAPER
(DENOMINATED
IN U.S.)
----------------------------------------------------------------------------------------------
DURATION
----------------------------------------------------------------------------------------------
U.S. . . . . . . . .  Y           Y         Y           Y           Y              Y
GOVERNMENT
SECURITIES
----------------------------------------------------------------------------------------------
MONEY. . . . . . . .  Y           Y         Y           Y           Y              Y
MARKET
INSTRUMENTS
----------------------------------------------------------------------------------------------




TYPE OF                        GARTMORE  NATIONWIDE  NATIONWIDE    GARTMORE    GARTMORE  NORTHPOINTE    GARTMORE      GARTMORE
INVESTMENT                      LARGE      LARGE       SMALL        MORLEY      MORLEY      SMALL       INVESTOR      INVESTOR
OR TECHNIQUE                     CAP        CAP         CAP        CAPITAL     ENHANCED      CAP      DESTINATIONS  DESTINATIONS
                                VALUE      GROWTH                ACCUMULATION   INCOME      VALUE      AGGRESSIVE    MODERATELY
                                                                                                                     AGGRESSIVE
----------------------------------------------------------------------------------------------------------------------------------

U.S. COMMON . . . . . . . . .  Y         Y           Y                                   Y            Y             Y
STOCKS
----------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS. . . . . . .  Y         Y                                               Y
----------------------------------------------------------------------------------------------------------------------------------
SMALL COMPANY . . . . . . . .  Y         Y           Y                                   Y            Y             Y
STOCKS
----------------------------------------------------------------------------------------------------------------------------------
SPECIAL . . . . . . . . . . .  Y         Y           Y                                   Y            Y             Y
SITUATION
COMPANIES
----------------------------------------------------------------------------------------------------------------------------------
ILLIQUID. . . . . . . . . . .  Y         Y           Y           Y             Y         Y            Y             Y
SECURITIES
----------------------------------------------------------------------------------------------------------------------------------
RESTRICTED. . . . . . . . . .  Y         Y           Y           Y             Y         Y            Y             Y
SECURITIES
----------------------------------------------------------------------------------------------------------------------------------
WHEN-ISSUED/DELAYED-DELIVERY.  Y         Y           Y           Y             Y         Y            Y             Y
SECURITIES
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT. . . . . . . . . .  Y         Y           Y                         Y         Y            Y             Y
COMPANIES
----------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE . . . . . . . . .  Y         Y           Y                                   Y
INVESTMENT
TRUSTS (REITS)
----------------------------------------------------------------------------------------------------------------------------------
SECURITIES OF . . . . . . . .  Y         Y           Y           Y             Y         Y            Y             Y
FOREIGN ISSUERS
----------------------------------------------------------------------------------------------------------------------------------
DEPOSITORY. . . . . . . . . .  Y         Y           Y                                   Y            Y             Y
RECEIPTS
----------------------------------------------------------------------------------------------------------------------------------
SECURITIES                                                                               Y
FROM
DEVELOPING
COUNTRIES/EMERGING
MARKETS
----------------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE . . . . . . . . .  Y         Y           Y                                   Y
SECURITIES
----------------------------------------------------------------------------------------------------------------------------------
LONG-TERM . . . . . . . . . .  Y         Y           Y           Y             Y                      Y             Y
DEBT
----------------------------------------------------------------------------------------------------------------------------------
LONG-TERM . . . . . . . . . .  Y         Y           Y           Y             Y                      Y             Y
DEBT WHEN
ORIGINALLY
ISSUED
BUT WITH
397 DAYS
OR LESS
REMAINING TO
MATURITY
----------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM. . . . . . . . . .  Y         Y           Y           Y             Y         Y            Y             Y
DEBT
----------------------------------------------------------------------------------------------------------------------------------
FLOATING AND. . . . . . . . .  Y         Y           Y           Y             Y         Y            Y             Y
VARIABLE RATE
SECURITIES
----------------------------------------------------------------------------------------------------------------------------------
ZERO COUPON                              Y                       Y             Y
SECURITIES
----------------------------------------------------------------------------------------------------------------------------------
PAY-IN-KIND
BONDS
----------------------------------------------------------------------------------------------------------------------------------
DEFERRED. . . . . . . . . . .  Y         Y
PAYMENT SECURITIES
----------------------------------------------------------------------------------------------------------------------------------
NON-INVESTMENT
GRADE DEBT
----------------------------------------------------------------------------------------------------------------------------------
LOAN PARTICIPATIONS . . . . .  Y
AND ASSIGNMENTS
----------------------------------------------------------------------------------------------------------------------------------
SOVEREIGN DEBT. . . . . . . .  Y         Y           Y           Y             Y                      Y             Y
 (FOREIGN)
(DENOMINATED
IN U.S.$)
----------------------------------------------------------------------------------------------------------------------------------
FOREIGN COMMERCIAL                                                                                    Y             Y
PAPER)
(DENOMINATED IN U.S.$)
----------------------------------------------------------------------------------------------------------------------------------
DURATION                                                         Y             Y                      Y             Y
----------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT . . . . . . .  Y         Y           Y           Y             Y         Y            Y             Y
SECURITIES
----------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET. . . . . . . . .  Y         Y           Y           Y             Y         Y            Y             Y
INSTRUMENTS
----------------------------------------------------------------------------------------------------------------------------------


TYPE OF                          GARTMORE      GARTMORE      GARTMORE     GARTMORE      GARTMORE     GARTMORE    GARTMORE
INVESTMENT                       INVESTOR      INVESTOR      INVESTOR    MILLENNIUM      GLOBAL      EMERGING  INTERNATIONAL
OR TECHNIQUE                   DESTINATIONS  DESTINATIONS  DESTINATIONS    GROWTH      TECHNOLOGY    MARKETS      GROWTH
                                 MODERATE     MODERATELY   CONSERVATIVE                   AND
                                             CONSERVATIVE                            COMMUNICATIONS
----------------------------------------------------------------------------------------------------------------------------

U.S. COMMON . . . . . . . . .  Y             Y             Y             Y           Y               Y         Y
STOCKS
----------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS                                                         Y           Y               Y         Y
----------------------------------------------------------------------------------------------------------------------------
SMALL COMPANY . . . . . . . .  Y             Y             Y             Y           Y               Y         Y
STOCKS
----------------------------------------------------------------------------------------------------------------------------
SPECIAL . . . . . . . . . . .  Y             Y             Y             Y           Y               Y         Y
SITUATION
COMPANIES
----------------------------------------------------------------------------------------------------------------------------
ILLIQUID. . . . . . . . . . .  Y             Y             Y             Y           Y               Y         Y
SECURITIES
----------------------------------------------------------------------------------------------------------------------------
RESTRICTED. . . . . . . . . .  Y             Y             Y             Y           Y               Y         Y
SECURITIES
----------------------------------------------------------------------------------------------------------------------------
WHEN-ISSUED/DELAYED-DELIVERY.  Y             Y             Y             Y           Y               Y         Y
SECURITIES
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT. . . . . . . . . .  Y             Y             Y             Y           Y               Y         Y
COMPANIES
----------------------------------------------------------------------------------------------------------------------------
REAL ESTATE                                                              Y           Y               Y         Y
INVESTMENT
TRUSTS (REITS)
----------------------------------------------------------------------------------------------------------------------------
SECURITIES OF . . . . . . . .  Y             Y             Y             Y           Y               Y         Y
FOREIGN ISSUERS
----------------------------------------------------------------------------------------------------------------------------
DEPOSITORY. . . . . . . . . .  Y             Y             Y             Y           Y               Y         Y
RECEIPTS
----------------------------------------------------------------------------------------------------------------------------
SECURITIES                                                               Y           Y               Y         Y
FROM
DEVELOPING
COUNTRIES/EMERGING
MARKETS
----------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE                                                              Y           Y               Y         Y
SECURITIES
----------------------------------------------------------------------------------------------------------------------------
LONG-TERM . . . . . . . . . .  Y             Y             Y                                         Y         Y
DEBT
----------------------------------------------------------------------------------------------------------------------------
LONG-TERM . . . . . . . . . .  Y             Y             Y                                         Y         Y
DEBT WHEN
ORIGINALLY
ISSUED
BUT WITH
397 DAYS
OR LESS
REMAINING TO
MATURITY
----------------------------------------------------------------------------------------------------------------------------
SHORT-TERM. . . . . . . . . .  Y             Y             Y             Y           Y               Y         Y
DEBT
----------------------------------------------------------------------------------------------------------------------------
FLOATING AND. . . . . . . . .  Y             Y             Y             Y           Y               Y         Y
VARIABLE RATE
SECURITIES
----------------------------------------------------------------------------------------------------------------------------
ZERO COUPON                                                                                          Y         Y
SECURITIES
----------------------------------------------------------------------------------------------------------------------------
PAY-IN-KIND                                                                                          Y         Y
BONDS
----------------------------------------------------------------------------------------------------------------------------
DEFERRED                                                                                             Y         Y
PAYMENT SECURITIES
----------------------------------------------------------------------------------------------------------------------------
NON-INVESTMENT                                                                                       Y         Y
GRADE DEBT
----------------------------------------------------------------------------------------------------------------------------
LOAN PARTICIPATIONS                                                                                  Y         Y
AND ASSIGNMENTS
----------------------------------------------------------------------------------------------------------------------------
SOVEREIGN DEBT. . . . . . . .  Y             Y             Y             Y                           Y         Y
 (FOREIGN)
(DENOMINATED
IN U.S.$)
----------------------------------------------------------------------------------------------------------------------------
FOREIGN COMMERCIAL. . . . . .  Y             Y             Y                                         Y         Y
PAPER)
(DENOMINATED IN U.S.$)
----------------------------------------------------------------------------------------------------------------------------
DURATION. . . . . . . . . . .  Y             Y             Y                                         Y         Y
----------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT . . . . . . .  Y             Y             Y             Y           Y               Y         Y
SECURITIES
----------------------------------------------------------------------------------------------------------------------------
MONEY MARKET. . . . . . . . .  Y             Y             Y             Y           Y               Y         Y
INSTRUMENTS
----------------------------------------------------------------------------------------------------------------------------






                         GARTMORE   GARTMORE  GARTMORE   GARTMORE    GARTMORE     GARTMORE  GARTMORE  GARTMORE   GARTMORE
TYPE                     WORLDWIDE  EUROPEAN   GLOBAL      OTC     INTERNATIONAL    U.S.      ASIA     GLOBAL     GLOBAL
OF                        LEADERS   LEADERS     SMALL                  SMALL       GROWTH   PACIFIC   FINANCIAL  UTILITIES
INVESTMENT                                    COMPANIES                 CAP       LEADERS   LEADERS   SERVICES
OR                                                                    GROWTH
TECHNIQUE
----------------------------------------------------------------------------------------------------------------------------

U.S. COMMON . . . . . .  Y          Y         Y          Y         Y              Y         Y         Y          Y
STOCKS
----------------------------------------------------------------------------------------------------------------------------

PREFERRED STOCKS. . . .  Y          Y         Y          Y         Y              Y         Y         Y          Y
----------------------------------------------------------------------------------------------------------------------------
SMALL COMPANY . . . . .  Y          Y         Y          Y         Y              Y         Y         Y          Y
STOCKS
----------------------------------------------------------------------------------------------------------------------------
SPECIAL . . . . . . . .  Y          Y         Y          Y         Y              Y         Y         Y          Y
SITUATION
COMPANIES
----------------------------------------------------------------------------------------------------------------------------
ILLIQUID SECURITIES . .  Y          Y         Y          Y         Y              Y         Y         Y          Y
----------------------------------------------------------------------------------------------------------------------------
RESTRICTED. . . . . . .  Y          Y         Y          Y         Y              Y         Y         Y          Y
SECURITIES
----------------------------------------------------------------------------------------------------------------------------
WHEN-ISSUED/. . . . . .  Y          Y         Y          Y         Y              Y         Y         Y          Y
DELAYED-DELIVERY
SECURITIES
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT. . . . . . .  Y                                                        Y         Y         Y          Y
COMPANIES
----------------------------------------------------------------------------------------------------------------------------
REAL ESTATE . . . . . .  Y          Y         Y          Y         Y                                  Y          Y
INVESTMENT
TRUSTS (REITS)
----------------------------------------------------------------------------------------------------------------------------
SECURITIES. . . . . . .  Y          Y         Y          Y         Y              Y         Y         Y          Y
OF FOREIGN
ISSUERS
----------------------------------------------------------------------------------------------------------------------------
DEPOSITORY. . . . . . .  Y          Y         Y          Y         Y              Y         Y         Y          Y
RECEIPTS
----------------------------------------------------------------------------------------------------------------------------
SECURITIES. . . . . . .  Y          Y         Y          Y         Y              Y         Y         Y          Y
FROM DEVELOPING
COUNTRIES/EMERGING
MARKETS
----------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE SECURITIES.  Y          Y         Y          Y         Y              Y         Y         Y          Y
----------------------------------------------------------------------------------------------------------------------------
LONG-TERM                                                          Y              Y         Y         Y          Y
DEBT
----------------------------------------------------------------------------------------------------------------------------
LONG-TERM                                                          Y              Y         Y         Y          Y
DEBT WHEN
ORIGINALLY
ISSUED, BUT
WITH 397 DAYS
OR LESS
REMAINING
TO MATURITY
----------------------------------------------------------------------------------------------------------------------------
SHORT-TERM DEBT . . . .  Y          Y         Y          Y         Y              Y         Y         Y          Y
----------------------------------------------------------------------------------------------------------------------------
FLOATING                            Y                              Y              Y         Y         Y          Y
AND VARIABLE
RATE SECURITIES
----------------------------------------------------------------------------------------------------------------------------
ZERO COUPON                         Y                              Y                        Y         Y          Y
SECURITIES
----------------------------------------------------------------------------------------------------------------------------
PAY-IN-KIND
BONDS
----------------------------------------------------------------------------------------------------------------------------
DEFERRED                                                           Y                        Y         Y          Y
PAYMENT
SECURITIES
----------------------------------------------------------------------------------------------------------------------------
NON-INVESTMENT                                                                    Y         Y
GRADE DEBT
----------------------------------------------------------------------------------------------------------------------------
LOAN
PARTICIPATIONS
AND ASSIGNMENTS
----------------------------------------------------------------------------------------------------------------------------
SOVEREIGN . . . . . . .  Y          Y         Y          Y         Y
DEBT (FOREIGN)
(DENOMINATED
IN U.S.$)
----------------------------------------------------------------------------------------------------------------------------
FOREIGN . . . . . . . .  Y          Y         Y          Y         Y
COMMERCIAL
PAPER
(DENOMINATED
IN U.S.$)
----------------------------------------------------------------------------------------------------------------------------
DURATION. . . . . . . .  Y          Y         Y          Y         Y
----------------------------------------------------------------------------------------------------------------------------
U.S.. . . . . . . . . .  Y          Y         Y          Y         Y              Y         Y         Y          Y
GOVERNMENT
SECURITIES
----------------------------------------------------------------------------------------------------------------------------
MONEY MARKET. . . . . .  Y          Y         Y          Y         Y              Y         Y         Y          Y
INSTRUMENTS
----------------------------------------------------------------------------------------------------------------------------




                          GARTMORE   GARTMORE  GARTMORE   GARTMORE
TYPE                     NATIOWNIDE   MICRO      MID     LONG-SHORT
OF                        LEADERS      CAP       CAP       EQUITY
INVESTMENT                            EQUITY    GROWTH      PLUS
OR
TECHNIQUE
---------------------------------------------------------------------

U.S. COMMON . . . . . .  Y           Y         Y         Y
STOCKS
---------------------------------------------------------------------
PREFERRED STOCKS. . . .  Y                     Y         Y
---------------------------------------------------------------------
SMALL COMPANY . . . . .  Y           Y         Y         Y
STOCKS
---------------------------------------------------------------------
SPECIAL . . . . . . . .  Y           Y         Y         Y
SITUATION
COMPANIES
---------------------------------------------------------------------
ILLIQUID SECURITIES . .  Y           Y         Y         Y
---------------------------------------------------------------------
RESTRICTED. . . . . . .  Y           Y         Y         Y
SECURITIES
---------------------------------------------------------------------
WHEN-ISSUED/. . . . . .  Y           Y         Y         Y
DELAYED-DELIVERY
SECURITIES
---------------------------------------------------------------------
INVESTMENT. . . . . . .  Y                     Y         Y
COMPANIES
---------------------------------------------------------------------
REAL ESTATE                          Y         Y
INVESTMENT
TRUSTS (REITS)
---------------------------------------------------------------------
SECURITIES. . . . . . .  Y                     Y
OF FOREIGN
ISSUERS
---------------------------------------------------------------------
DEPOSITORY. . . . . . .  Y                     Y         Y
RECEIPTS
---------------------------------------------------------------------
SECURITIES
FROM DEVELOPING
COUNTRIES/EMERGING
MARKETS
---------------------------------------------------------------------
CONVERTIBLE SECURITIES.  Y                     Y         Y
---------------------------------------------------------------------
LONG-TERM . . . . . . .  Y
DEBT
---------------------------------------------------------------------
LONG-TERM . . . . . . .  Y                               Y
DEBT WHEN
ORIGINALLY
ISSUED, BUT
WITH 397 DAYS
OR LESS
REMAINING
TO MATURITY
---------------------------------------------------------------------
SHORT-TERM DEBT . . . .  Y           Y         Y         Y
---------------------------------------------------------------------
FLOATING. . . . . . . .  Y                               Y
AND VARIABLE
RATE SECURITIES
---------------------------------------------------------------------
ZERO COUPON
SECURITIES
---------------------------------------------------------------------
PAY-IN-KIND
BONDS
---------------------------------------------------------------------
DEFERRED
PAYMENT
SECURITIES
---------------------------------------------------------------------
NON-INVESTMENT
GRADE DEBT
---------------------------------------------------------------------
LOAN
PARTICIPATIONS
AND ASSIGNMENTS
---------------------------------------------------------------------
SOVEREIGN
DEBT (FOREIGN)
(DENOMINATED
IN U.S.$)
---------------------------------------------------------------------
FOREIGN . . . . . . . .  Y                     Y
COMMERCIAL
PAPER
(DENOMINATED
IN U.S.$)
---------------------------------------------------------------------
DURATION
---------------------------------------------------------------------
U.S.. . . . . . . . . .  Y           Y         Y         Y
GOVERNMENT
SECURITIES
---------------------------------------------------------------------
MONEY MARKET. . . . . .  Y           Y         Y         Y
INSTRUMENTS
---------------------------------------------------------------------






TYPE                        GARTMORE   GARTMORE   GARTMORE  GARTMORE   GARTMORE   GARTMORE  NATIONWIDE    GARTMORE     GARTMORE
OF                           GROWTH   NATIONWIDE    BOND      TAX     GOVERNMENT   MONEY       S&P          VALUE        HIGH
INVESTMENT                                                    FREE       BOND      MARKET      500      OPPORTUNITIES   YIELD
OR                                                           INCOME                           INDEX                      BOND
TECHNIQUE
--------------------------------------------------------------------------------------------------------------------------------

MORTGAGE-BACKED                                   Y         Y         Y           Y                                    Y
SECURITIES
--------------------------------------------------------------------------------------------------------------------------------
STRIPPED MORTGAGE                                 Y                   Y                                                Y
SECURITIES
--------------------------------------------------------------------------------------------------------------------------------
COLLATERALIZED                                    Y                   Y                                                Y
MORTGAGE
OBLIGATIONS
--------------------------------------------------------------------------------------------------------------------------------
MORTGAGE                                                                                                               Y
DOLLAR ROLLS
--------------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED . . . . . . .  Y         Y           Y         Y         Y           Y                                    Y
SECURITIES
--------------------------------------------------------------------------------------------------------------------------------
BANK AND/OR. . . . . . . .  Y         Y           Y         Y         Y           Y         Y           Y              Y
SAVINGS AND
LOAN OBLIGATIONS
--------------------------------------------------------------------------------------------------------------------------------
REPURCHASE . . . . . . . .  Y         Y           Y         Y         Y           Y         Y           Y              Y
AGREEMENTS
--------------------------------------------------------------------------------------------------------------------------------
DERIVATIVES. . . . . . . .  Y         Y           Y         Y                     Y         Y           Y              Y
--------------------------------------------------------------------------------------------------------------------------------
REVERSE REPURCHASE                                                                                                     Y
AGREEMENTS
--------------------------------------------------------------------------------------------------------------------------------
WARRANTS . . . . . . . . .  Y         Y                                                                 Y              Y
--------------------------------------------------------------------------------------------------------------------------------
FUTURES. . . . . . . . . .  Y         Y                                                     Y           Y              Y
--------------------------------------------------------------------------------------------------------------------------------
OPTIONS. . . . . . . . . .  Y         Y           Y         Y                               Y           Y              Y
--------------------------------------------------------------------------------------------------------------------------------
FOREIGN  CURRENCIES                                                                                     Y              Y
--------------------------------------------------------------------------------------------------------------------------------
FORWARD CURRENCY CONTRACTS  Y         Y                                                     Y           Y              Y
--------------------------------------------------------------------------------------------------------------------------------
BORROWING MONEY. . . . . .  Y         Y           Y         Y         Y           Y         Y           Y              Y
--------------------------------------------------------------------------------------------------------------------------------
LENDING. . . . . . . . . .  Y         Y           Y         Y         Y           Y         Y           Y              Y
PORTFOLIO SECURITIES
--------------------------------------------------------------------------------------------------------------------------------
SHORT SALES. . . . . . . .  Y                                                               Y           Y              Y
--------------------------------------------------------------------------------------------------------------------------------
PARTICIPATION INTERESTS                                                                                                Y
--------------------------------------------------------------------------------------------------------------------------------
SWAP AGREEMENTS                                                                             Y                          Y
--------------------------------------------------------------------------------------------------------------------------------
WRAP CONTRACTS
--------------------------------------------------------------------------------------------------------------------------------
INDEXED SECURITIES . . . .  Y         Y                                                     Y
--------------------------------------------------------------------------------------------------------------------------------
STRIP BONDS                                       Y                   Y                                                Y
--------------------------------------------------------------------------------------------------------------------------------
PUT BONDS                                         Y         Y                                                          Y
--------------------------------------------------------------------------------------------------------------------------------
PRIVATE                                                                                                                Y
ACTIVITY AND
INDUSTRIAL
DEVELOPMENT BONDS
--------------------------------------------------------------------------------------------------------------------------------
CUSTODIAL RECEIPTS                                                                                                     Y
--------------------------------------------------------------------------------------------------------------------------------
NATIONWIDE CONTRACT
--------------------------------------------------------------------------------------------------------------------------------
EXTENDABLE                                                                        Y
COMMERCIAL NOTES
--------------------------------------------------------------------------------------------------------------------------------
STANDBY                                                                                                                Y
COMMITMENT
AGREEMENTS
--------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL SECURITIES                                        Y                     Y
--------------------------------------------------------------------------------------------------------------------------------



TYPE                        NATIONWIDE  GARTMORE  NATIONWIDE  NATIONWIDE   NATIONWIDE    NATIONWIDE
OF                            GROWTH     GLOBAL     SMALL        MID      INTERNATIONAL     BOND
INVESTMENT                    FOCUS      HEALTH      CAP         CAP          INDEX        INDEX
OR                                      SCIENCES    INDEX       MARKET
TECHNIQUE                                                       INDEX
-----------------------------------------------------------------------------------------------------

MORTGAGE-BACKED                                                                          Y
SECURITIES
-----------------------------------------------------------------------------------------------------
STRIPPED MORTGAGE                                                                        Y
SECURITIES
-----------------------------------------------------------------------------------------------------
COLLATERALIZED                                                                           Y
MORTGAGE
OBLIGATIONS
-----------------------------------------------------------------------------------------------------
MORTGAGE . . . . . . . . .  Y                                                            Y
DOLLAR ROLLS
-----------------------------------------------------------------------------------------------------
ASSET-BACKED                                                                             Y
SECURITIES
-----------------------------------------------------------------------------------------------------
BANK AND/OR. . . . . . . .  Y           Y         Y           Y           Y              Y
SAVINGS AND
LOAN OBLIGATIONS
-----------------------------------------------------------------------------------------------------
REPURCHASE . . . . . . . .  Y           Y         Y           Y           Y              Y
AGREEMENTS
-----------------------------------------------------------------------------------------------------
DERIVATIVES. . . . . . . .  Y           Y         Y           Y           Y              Y
-----------------------------------------------------------------------------------------------------
REVERSE REPURCHASE . . . .  Y
AGREEMENTS
-----------------------------------------------------------------------------------------------------
WARRANTS . . . . . . . . .  Y           Y
-----------------------------------------------------------------------------------------------------
FUTURES. . . . . . . . . .  Y           Y         Y           Y           Y              Y
-----------------------------------------------------------------------------------------------------
OPTIONS. . . . . . . . . .  Y           Y         Y           Y           Y              Y
-----------------------------------------------------------------------------------------------------
FOREIGN  CURRENCIES. . . .  Y           Y                                 Y
-----------------------------------------------------------------------------------------------------
FORWARD CURRENCY CONTRACTS  Y           Y                                 Y
-----------------------------------------------------------------------------------------------------
BORROWING MONEY. . . . . .  Y           Y         Y           Y           Y              Y
-----------------------------------------------------------------------------------------------------
LENDING. . . . . . . . . .  Y           Y         Y           Y           Y              Y
PORTFOLIO SECURITIES
-----------------------------------------------------------------------------------------------------
SHORT SALES. . . . . . . .  Y           Y         Y           Y           Y              Y
-----------------------------------------------------------------------------------------------------
PARTICIPATION INTERESTS
-----------------------------------------------------------------------------------------------------
SWAP AGREEMENTS                                   Y           Y           Y              Y
-----------------------------------------------------------------------------------------------------
WRAP CONTRACTS
-----------------------------------------------------------------------------------------------------
INDEXED SECURITIES                                Y           Y           Y              Y
-----------------------------------------------------------------------------------------------------
STRIP BONDS
-----------------------------------------------------------------------------------------------------
PUT BONDS
-----------------------------------------------------------------------------------------------------
PRIVATE
ACTIVITY AND
INDUSTRIAL
DEVELOPMENT BONDS
-----------------------------------------------------------------------------------------------------
CUSTODIAL RECEIPTS
-----------------------------------------------------------------------------------------------------
NATIONWIDE CONTRACT
-----------------------------------------------------------------------------------------------------
EXTENDABLE . . . . . . . .  Y
COMMERCIAL NOTES
-----------------------------------------------------------------------------------------------------
STANDBY                                                                                  Y
COMMITMENT
AGREEMENTS
-----------------------------------------------------------------------------------------------------
MUNICIPAL SECURITIES
-----------------------------------------------------------------------------------------------------








TYPE                  GARTMORE  NATIONWIDE  NATIONWIDE    GARTMORE    GARTMORE  NORTHPOINTE    GARTMORE      GARTMORE
OF                     LARGE      LARGE       SMALL        MORLEY      MORLEY      SMALL       INVESTOR      INVESTOR
INVESTMENT              CAP        CAP         CAP        CAPITAL     ENHANCED      CAP      DESTINATIONS  DESTINATIONS
OR                     VALUE      GROWTH                ACCUMULATION   INCOME      VALUE      AGGRESSIVE    MODERATELY
TECHNIQUE                                                                                                   AGGRESSIVE
------------------------------------------------------------------------------------------------------------------------

MORTGAGE-BACKED                                         Y             Y                      Y             Y
SECURITIES
------------------------------------------------------------------------------------------------------------------------
STRIPPED MORTGAGE                                       Y             Y
SECURITIES
------------------------------------------------------------------------------------------------------------------------
COLLATERALIZED                                          Y             Y                      Y             Y
MORTGAGE
OBLIGATIONS
------------------------------------------------------------------------------------------------------------------------
MORTGAGE                                                Y             Y                      Y             Y
DOLLAR ROLLS
------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED                                            Y             Y                      Y             Y
SECURITIES
------------------------------------------------------------------------------------------------------------------------

BANK  AND/OR . . . .  Y         Y           Y           Y             Y         Y            Y             Y
SAVINGS AND
LOAN
OBLIGATIONS
------------------------------------------------------------------------------------------------------------------------
REPURCHASE . . . . .  Y         Y           Y           Y             Y         Y            Y             Y
AGREEMENTS
------------------------------------------------------------------------------------------------------------------------
REVERSE                                     Y           Y             Y
REPURCHASE
AGREEMENTS
------------------------------------------------------------------------------------------------------------------------
WARRANTS . . . . . .  Y         Y           Y                                   Y
------------------------------------------------------------------------------------------------------------------------
FUTURES. . . . . . .  Y         Y           Y                         Y         Y            Y             Y
------------------------------------------------------------------------------------------------------------------------
OPTIONS. . . . . . .  Y         Y           Y                         Y         Y            Y             Y
------------------------------------------------------------------------------------------------------------------------
FOREIGN CURRENCIES .  Y         Y                                               Y            Y             Y
------------------------------------------------------------------------------------------------------------------------
FORWARD. . . . . . .  Y         Y           Y                                   Y            Y             Y
CURRENCY CONTRACTS
------------------------------------------------------------------------------------------------------------------------
BORROWING MONEY. . .  Y         Y           Y           Y             Y         Y            Y             Y
------------------------------------------------------------------------------------------------------------------------
LENDING. . . . . . .  Y         Y           Y           Y             Y         Y            Y             Y
PORTFOLIO SECURITIES
------------------------------------------------------------------------------------------------------------------------
SHORT SALES                                                                                  Y             Y
------------------------------------------------------------------------------------------------------------------------
PARTICIPATION
INTERESTS
------------------------------------------------------------------------------------------------------------------------
SWAP AGREEMENTS                 Y                       Y                                    Y             Y
------------------------------------------------------------------------------------------------------------------------
WRAP CONTRACTS                                          Y             Y                      Y             Y
------------------------------------------------------------------------------------------------------------------------
INDEXED SECURITIES                                                                           Y             Y
------------------------------------------------------------------------------------------------------------------------
STRIP BONDS
------------------------------------------------------------------------------------------------------------------------
PUT BONDS
------------------------------------------------------------------------------------------------------------------------
PRIVATE ACTIVITY
AND INDUSTRIAL
DEVELOPMENT
BONDS
------------------------------------------------------------------------------------------------------------------------
CUSTODIAL RECEIPTS
------------------------------------------------------------------------------------------------------------------------
NATIONWIDE                                                                                   Y             Y
CONTRACT
------------------------------------------------------------------------------------------------------------------------
EXTENDABLE                                                                                   Y             Y
COMMERCIAL NOTES
------------------------------------------------------------------------------------------------------------------------
STANDBY
COMMITMENT
AGREEMENTS
------------------------------------------------------------------------------------------------------------------------
MUNICIPAL
SECURITIES
------------------------------------------------------------------------------------------------------------------------




TYPE                    GARTMORE      GARTMORE      GARTMORE     GARTMORE      GARTMORE     GARTMORE    GARTMORE
OF                      INVESTOR      INVESTOR      INVESTOR    MILLENNIUM      GLOBAL      EMERGING  INTERNATIONAL
INVESTMENT            DESTINATIONS  DESTINATIONS  DESTINATIONS    GROWTH      TECHNOLOGY    MARKETS      GROWTH
OR                      MODERATE     MODERATELY   CONSERVATIVE                   AND
TECHNIQUE                           CONSERVATIVE                            COMMUNICATIONS
-------------------------------------------------------------------------------------------------------------------

MORTGAGE-BACKED. . .  Y             Y             Y                                         Y         Y
SECURITIES
-------------------------------------------------------------------------------------------------------------------
STRIPPED MORTGAGE
SECURITIES
-------------------------------------------------------------------------------------------------------------------
COLLATERALIZED . . .  Y             Y             Y
MORTGAGE
OBLIGATIONS
-------------------------------------------------------------------------------------------------------------------
MORTGAGE . . . . . .  Y             Y             Y
DOLLAR ROLLS
-------------------------------------------------------------------------------------------------------------------
ASSET-BACKED . . . .  Y             Y             Y             Y
SECURITIES
-------------------------------------------------------------------------------------------------------------------
BANK  AND/OR . . . .  Y             Y             Y             Y           Y               Y         Y
SAVINGS AND
LOAN
OBLIGATIONS
-------------------------------------------------------------------------------------------------------------------
REPURCHASE . . . . .  Y             Y             Y             Y           Y               Y         Y
AGREEMENTS
-------------------------------------------------------------------------------------------------------------------
REVERSE                                                         Y           Y
REPURCHASE
AGREEMENTS
-------------------------------------------------------------------------------------------------------------------
WARRANTS                                                        Y           Y               Y         Y
-------------------------------------------------------------------------------------------------------------------
FUTURES. . . . . . .  Y             Y             Y             Y           Y               Y         Y
-------------------------------------------------------------------------------------------------------------------
OPTIONS. . . . . . .  Y             Y             Y             Y           Y               Y         Y
-------------------------------------------------------------------------------------------------------------------
FOREIGN CURRENCIES .  Y             Y             Y                         Y               Y         Y
-------------------------------------------------------------------------------------------------------------------
FORWARD. . . . . . .  Y             Y             Y             Y           Y               Y         Y
CURRENCY CONTRACTS
-------------------------------------------------------------------------------------------------------------------
BORROWING MONEY. . .  Y             Y             Y             Y           Y               Y         Y
-------------------------------------------------------------------------------------------------------------------
LENDING. . . . . . .  Y             Y             Y             Y           Y               Y         Y
PORTFOLIO SECURITIES
-------------------------------------------------------------------------------------------------------------------
SHORT SALES. . . . .  Y             Y             Y             Y           Y               Y         Y
-------------------------------------------------------------------------------------------------------------------
PARTICIPATION
INTERESTS
-------------------------------------------------------------------------------------------------------------------
SWAP AGREEMENTS. . .  Y             Y             Y
-------------------------------------------------------------------------------------------------------------------
WRAP CONTRACTS . . .  Y             Y             Y
-------------------------------------------------------------------------------------------------------------------
INDEXED SECURITIES .  Y             Y             Y
-------------------------------------------------------------------------------------------------------------------
STRIP BONDS
-------------------------------------------------------------------------------------------------------------------
PUT BONDS
-------------------------------------------------------------------------------------------------------------------
PRIVATE ACTIVITY
AND INDUSTRIAL
DEVELOPMENT
BONDS
-------------------------------------------------------------------------------------------------------------------
CUSTODIAL RECEIPTS
-------------------------------------------------------------------------------------------------------------------
NATIONWIDE . . . . .  Y             Y             Y
CONTRACT
-------------------------------------------------------------------------------------------------------------------
EXTENDABLE . . . . .  Y             Y             Y
COMMERCIAL NOTES
-------------------------------------------------------------------------------------------------------------------
STANDBY
COMMITMENT
AGREEMENTS
-------------------------------------------------------------------------------------------------------------------
MUNICIPAL
SECURITIES
-------------------------------------------------------------------------------------------------------------------






TYPE                  GARTMORE   GARTMORE  GARTMORE   GARTMORE    GARTMORE     GARTMORE  GARTMORE  GARTMORE   GARTMORE
OF                    WORLDWIDE  EUROPEAN   GLOBAL      OTC     INTERNATIONAL    U.S.      ASIA     GLOBAL     GLOBAL
INVESTMENT             LEADERS   LEADERS     SMALL                  SMALL       GROWTH   PACIFIC   FINANCIAL  UTILITIES
OR                                         COMPANIES                 CAP       LEADERS   LEADERS   SERVICES
TECHNIQUE                                                          GROWTH
------------------------------------------------------------------------------------------------------------------------

MORTGAGE-BACKED                                                                Y
SECURITIES
------------------------------------------------------------------------------------------------------------------------
STRIPPED
MORTGAGE SECURITIES
------------------------------------------------------------------------------------------------------------------------
COLLATERALIZED
MORTGAGE OBLIGATIONS
------------------------------------------------------------------------------------------------------------------------
MORTGAGE
DOLLAR ROLLS
------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED                                                                   Y
SECURITIES
------------------------------------------------------------------------------------------------------------------------
BANK AND/OR. . . . .  Y          Y         Y          Y         Y              Y         Y         Y          Y
SAVINGS AND
LOAN OBLIGATIONS
------------------------------------------------------------------------------------------------------------------------
REPURCHASE . . . . .  Y          Y         Y          Y         Y              Y         Y         Y          Y
AGREEMENTS
------------------------------------------------------------------------------------------------------------------------
REVERSE REPURCHASE .  Y          Y                                                       Y         Y          Y
AGREEMENTS
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WARRANTS . . . . . .  Y          Y         Y          Y         Y              Y         Y         Y          Y
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FUTURES. . . . . . .  Y          Y         Y          Y         Y              Y         Y         Y          Y
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OPTIONS. . . . . . .  Y          Y         Y          Y         Y              Y         Y         Y          Y
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FOREIGN CURRENCIES .  Y          Y         Y          Y         Y              Y         Y         Y          Y
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FORWARD. . . . . . .  Y          Y         Y          Y         Y              Y         Y         Y          Y
CURRENCY CONTRACTS
------------------------------------------------------------------------------------------------------------------------
BORROWING. . . . . .  Y          Y         Y          Y         Y              Y         Y         Y          Y
MONEY
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LENDING. . . . . . .  Y          Y         Y          Y         Y              Y         Y         Y          Y
PORTFOLIO
SECURITIES
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SHORT. . . . . . . .  Y          Y         Y                                   Y         Y         Y          Y
SALES
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PARTICIPATION
INTERESTS
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SWAP AGREEMENTS                                       Y         Y              Y
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WRAP CONTRACTS
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INDEXED
SECURITIES
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STRIP BONDS
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PUT BONDS
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PRIVATE
ACTIVITY AND
INDUSTRIAL
DEVELOPMENT
BOND
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CUSTODIAL
RECEIPTS
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NATIONWIDE
CONTRACT
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EXTENDABLE
COMMERCIAL
NOTES
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STANDBY
COMMITMENT
AGREEMENTS
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MUNICIPAL
SECURITIES
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TYPE                   GARTMORE   GARTMORE  GARTMORE   GARTMORE
OF                    NATIONWIDE   MICRO      MID     LONG-SHORT
INVESTMENT             LEADERS      CAP       CAP       EQUITY
OR                                 EQUITY    GROWTH      PLUS
TECHNIQUE
------------------------------------------------------------------

MORTGAGE-BACKED
SECURITIES
------------------------------------------------------------------
STRIPPED
MORTGAGE SECURITIES
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COLLATERALIZED
MORTGAGE OBLIGATIONS
------------------------------------------------------------------
MORTGAGE
DOLLAR ROLLS
------------------------------------------------------------------
ASSET-BACKED
SECURITIES
------------------------------------------------------------------
BANK AND/OR. . . . .  Y                     Y         Y
SAVINGS AND
LOAN OBLIGATIONS
------------------------------------------------------------------
REPURCHASE . . . . .  Y           Y         Y         Y
AGREEMENTS
------------------------------------------------------------------
REVERSE REPURCHASE                Y         Y
AGREEMENTS
------------------------------------------------------------------
WARRANTS                                    Y
------------------------------------------------------------------
FUTURES                           Y         Y         Y
------------------------------------------------------------------
OPTIONS                           Y         Y         Y
------------------------------------------------------------------
FOREIGN CURRENCIES                          Y
------------------------------------------------------------------
FORWARD                                     Y
CURRENCY CONTRACTS
------------------------------------------------------------------
BORROWING. . . . . .  Y           Y         Y         Y
MONEY
------------------------------------------------------------------
LENDING. . . . . . .  Y           Y         Y         Y
PORTFOLIO
SECURITIES
------------------------------------------------------------------
SHORT. . . . . . . .  Y           Y         Y         Y
SALES
------------------------------------------------------------------
PARTICIPATION
INTERESTS
------------------------------------------------------------------
SWAP AGREEMENTS                                       Y
------------------------------------------------------------------
WRAP CONTRACTS
------------------------------------------------------------------
INDEXED                           Y         Y         Y
SECURITIES
------------------------------------------------------------------
STRIP BONDS
------------------------------------------------------------------
PUT BONDS
------------------------------------------------------------------
PRIVATE
ACTIVITY AND
INDUSTRIAL
DEVELOPMENT
BOND
------------------------------------------------------------------
CUSTODIAL
RECEIPTS
------------------------------------------------------------------
NATIONWIDE
CONTRACT
------------------------------------------------------------------
EXTENDABLE
COMMERCIAL
NOTES
------------------------------------------------------------------
STANDBY
COMMITMENT
AGREEMENTS
------------------------------------------------------------------
MUNICIPAL
SECURITIES
------------------------------------------------------------------

          DESCRIPTION OF PORTFOLIO INSTRUMENTS AND INVESTMENT POLICIES

THE  INDEX  FUNDS

     The Nationwide Small Cap Index Fund, Nationwide Mid Cap Market Index Fund, Nationwide International Index Fund and Nationwide Bond Index Fund will be referred to herein, collectively, as the "Index Funds."

     S&P 500 Index Fund. The investment objective of the S&P 500 Index Fund is to seek to provide investment results that correspond to the price and yield performance of publicly traded common stocks as represented by the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index"). There can be no assurance that the investment objective of the Fund will be achieved.

     Small Cap Index Fund. The investment objective of the Small Cap Index Fund is to match the performance of the Russell 2000 Index (the "Russell 2000") as closely as possible before the deduction of Fund expenses. There can be no assurance that the investment objective of the Fund will be achieved.

     Mid Cap Market Index Fund. The investment objective of the Mid Cap Market Index Fund is to match the performance of the Standard & Poor's Mid Cap 400
Index (the "S&P 400") as closely as possible before the deduction of Fund expenses. There can be no assurance that the investment objective of the Fund will be achieved.

     Bond Index Fund. The investment objective of the Bond Index Fund is to match the performance of the Lehman Brothers Aggregate Bond Index (the "Aggregate Bond Index") as closely as possible before the deduction of Fund expenses. There can be no assurance that the investment objective of the Fund will be achieved.

     International Index Fund. The investment objective of the International Index Fund is to match the performance of the Morgan Stanley Capital International EAFE Capitalization Weighted Index (the "EAFE Index") as closely as possible before the deduction of Fund expenses. There can be no assurance that the investment objective of the Fund will be achieved.

     About Indexing. The Index Funds are not managed according to traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial, and market analyses and investment judgment. Instead, each Index Fund, utilizing essentially a "passive" or "indexing" investment approach, seeks to replicate, before each Fund's expenses (which can be expected to reduce the total return of the Fund), the total return of its respective index.

     Indexing and Managing the Funds. Each Index Fund will be substantially invested in securities in the applicable index, and will invest at least 80% of its net assets in securities or other financial instruments which are contained in or correlated with securities in the applicable index (equity securities, in the case of the Small Cap Index Fund, Mid Cap Market Index Fund and International Index Fund, and fixed-income securities in the case of the Bond Index Fund).

     Because each Index Fund seeks to replicate the total return of its respective index, Fund Asset Management, L.P. (FAM), subadviser to each Index Fund, generally will not attempt to judge the merits of any particular security as an investment but will seek only to replicate the total return of the securities in the relevant index. However, FAM may omit or remove a security which is included in an index from the portfolio of an Index Fund if, following objective criteria, FAM judges the security to be insufficiently liquid, believes the merit of the investment has been substantially impaired by extraordinary events or financial conditions, or determines that the security is no longer useful in attempting to replicate the total return of the index.

     FAM may acquire certain financial instruments based upon individual securities or based upon or consisting of one or more baskets of securities (which basket may be based upon a target index). Certain of these instruments may represent an indirect ownership interest in such securities or baskets. Others may provide for the payment to an Index Fund or by an Index Fund of amounts based upon the performance (positive, negative or both) of a particular security or basket. FAM will select such instruments when it believes that the use of the instrument will correlate substantially with the expected total return of a target security or index. In connection with the use of such instruments, FAM may enter into short sales in an effort to adjust the weightings of particular securities represented in the basket to more accurately reflect such securities, weightings in the target index.

     The ability of each Index Fund to satisfy its investment objective depends to some extent on FAM's ability to manage cash flow (primarily from purchases and redemptions and distributions from the Fund's investments). FAM will make investment changes to an Index Fund's portfolio to accommodate cash flow while continuing to seek to replicate the total return of the Series' target index. Investors should also be aware that the investment performance of each index is a hypothetical number which does not take into account brokerage commissions and other transaction costs, custody and other costs of investing, and any incremental operating costs (e.g., transfer agency, accounting) that will be borne by the Funds. Finally, since each Index Fund seeks to replicate the total return of its target index, FAM generally will not attempt to judge the merits of any particular security as an investment.

     Each Index Fund's ability to replicate the total return of its respective index may be affected by, among other things, transaction costs, administration and other expenses incurred by the Index Fund, taxes (including foreign withholding taxes, which will affect the International Index Fund and the Bond Index Fund due to foreign tax withholding practices), and changes in either the composition of the index or the assets of an Index Fund. In addition, each Index Fund's total return will be affected by incremental operating costs (e.g., investment advisory, transfer agency, accounting) that will be borne by the Fund. Under normal circumstances, it is anticipated that each Index Fund's total return over periods of one year and longer will, on a gross basis and before taking into account Fund expenses be within 10 basis points for the S&P 500 Index Fund (a basis point is one one-hundredth of one percent (0.01%)), 100 basis points for the Small Cap Index Fund, 150 basis points for the Mid Cap Market Index Fund, 50 basis points for the International Index Fund, and 50 basis points for the Bond Index Fund, of the total return of the applicable indices. There can be no assurance, however, that these levels of correlation will be achieved. In the event that this correlation is not achieved over time, the Trustees will consider alternative strategies for the Funds.


THE  INVESTOR  DESTINATIONS  FUNDS

     Each of the Investor Destinations Funds is a "fund of funds," which means that each Fund invests primarily in other mutual funds. The Prospectus for the Investor Destinations Funds discusses the investment objectives and strategies for each Investor Destinations Fund and explains the types of underlying mutual funds (the "Underlying Funds") that each Investor Destinations Fund may invest in. Underlying Funds invest in stocks, bonds and other securities and reflect varying amounts of potential investment risk and reward. Each of the Investor Destinations Funds allocates its assets among the different Underlying Funds and
- except for the Aggressive Fund currently - the Nationwide contract (described in more detail below). Periodically, each Investor Destinations Fund will adjust its asset allocation within predetermined ranges to ensure broad diversification and to adjust to changes in market conditions. However, as a general matter, there will not be large, sudden changes in an Investor Destinations Fund's asset allocation.

     The following is a list of the mutual funds that are part of the Trust (the "Gartmore Funds") in which the Investor Destinations Funds may currently invest. This list may be updated from time to time and may be supplemented with funds that are not part of the Gartmore Funds. Each of the Funds is described in this SAI and their respective Prospectuses.

-    Nationwide  International  Index  Fund
-    Nationwide  Small  Cap  Index  Fund
-    Nationwide  Mid  Cap  Market  Index  Fund
-    Nationwide  Bond  Index  Fund
-    Nationwide  S&P  500  Index  Fund
-    Gartmore  Morley  Enhanced  Income  Fund
-    Gartmore  Money  Market  Fund

INFORMATION  CONCERNING  DURATION

     Duration is a measure of the average life of a fixed-income security that was developed as a more precise alternative to the concepts of "term to maturity" or "average dollar weighted maturity" as measures of "volatility" or "risk" associated with changes in interest rates. Duration incorporates a security's yield, coupon interest payments, final maturity and call features into one measure.

     Most debt obligations provide interest ("coupon") payments in addition to final ("par") payment at maturity. Some obligations also have call provisions. Depending on the relative magnitude of these payments and the nature of the call provisions, the market values of debt obligations may respond differently to changes in interest rates.

     Traditionally, a debt security's "term-to-maturity" has been used as a measure of the sensitivity of the security's price to changes in interest rates (which is the "interest rate risk" or "volatility" of the security). However, "term-to-maturity" measures only the time until a debt security provides its final payment, taking no account of the pattern of the security's payments prior to maturity. Average dollar weighted maturity is calculated by averaging the terms of maturity of each debt security held with each maturity "weighted" according to the percentage of assets that it represents. Duration is a measure of the expected life of a debt security on a present value basis and reflects both principal and interest payments. Duration takes the length of the time intervals between the present time and the time that the interest and principal payments are scheduled or, in the case of a callable security, expected to be received, and weights them by the present values of the cash to be received at each future point in time. For any debt security with interest payments occurring prior to the payment of principal, duration is ordinarily less than maturity. In general, all other factors being the same, the lower the stated or coupon rate of interest of a debt security, the longer the duration of the security; conversely, the higher the stated or coupon rate of interest of a debt security, the shorter the duration of the security.

     There are some situations where the standard duration calculation does not properly reflect the interest rate exposure of a security. For example, floating and variable rate securities often have final maturities of ten or more years; however, their interest rate exposure corresponds to the frequency of the coupon reset. Another example where the interest rate exposure is not properly captured by duration is the case of mortgage pass-through securities. The stated final maturity of such securities is generally 30 years, but current prepayment rates are more critical in determining the securities' interest rate exposure. In these and other similar situations, a Fund's investment adviser or subadviser will use more sophisticated analytical techniques to project the economic life of a security and estimate its interest rate exposure. Since the computation of duration is based on predictions of future events rather than known factors, there can be no assurance that a Fund will at all times achieve its targeted portfolio duration.

     The change in market value of U.S. Government fixed-income securities is largely a function of changes in the prevailing level of interest rates. When interest rates are falling, a portfolio with a shorter duration generally will not generate as high a level of total return as a portfolio with a longer duration. When interest rates are stable, shorter duration portfolios generally will not generate as high a level of total return as longer duration portfolios (assuming that long-term interest rates are higher than short-term rates, which is commonly the case.) When interest rates are rising, a portfolio with a shorter duration will generally outperform longer duration portfolios. With respect to the composition of a fixed-income portfolio, the longer the duration of the portfolio, generally, the greater the anticipated potential for total return, with, however, greater attendant interest rate risk and price volatility than for a portfolio with a shorter duration.

DEBT  OBLIGATIONS

     Debt obligations are subject to the risk of an issuer's inability to meet principal and interest payments on its obligations when due ("credit risk") and are subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer, and general market liquidity. Lower-rated securities are more likely to react to developments affecting these risks than are more highly rated securities, which react primarily to movements in the general level of interest rates. Although the fluctuation in the price of debt securities is normally less than that of common stocks, in the past there have been extended periods of cyclical increases in interest rates that have caused significant declines in the price of debt securities in general and have caused the effective maturity of securities with prepayment features to be extended, thus effectively converting short or intermediate securities (which tend to be less volatile in price) into long term securities (which tend to be more volatile in price).

     Ratings as Investment Criteria. High-quality, medium-quality and non-investment grade debt obligations are characterized as such based on their ratings by nationally recognized statistical rating organizations ("NRSROs"), such as Standard & Poor's Rating Group ("Standard & Poor's") or Moody's Investor Services ("Moody's"). In general, the ratings of NRSROs represent the opinions of these agencies as to the quality of securities that they rate. Such ratings, however, are relative and subjective, and are not absolute standards of quality and do not evaluate the market value risk of the securities. These ratings are used by a Fund as initial criteria for the selection of portfolio securities, but the Fund also relies upon the independent advice of a Fund's adviser or subadviser(s) to evaluate potential investments. This is particularly important for lower-quality securities. Among the factors that will be considered are the long-term ability of the issuer to pay principal and interest and general economic trends, as well as an issuer's capital structure, existing debt and earnings history. The Appendix to this Statement of Additional Information contains further information about the rating categories of NRSROs and their significance.

     Subsequent to its purchase by a Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by such Fund. In addition, it is possible that an NRSRO might not change its rating of a particular issue to reflect subsequent events. None of these events generally will require sale of such securities, but a Fund's adviser or subadviser will consider such events in its determination of whether the Fund should continue to hold the securities.

     In addition, to the extent that the ratings change as a result of changes in an NRSRO or its rating systems, or due to a corporate reorganization, the Fund will attempt to use comparable ratings as standards for its investments in accordance with its investment objective and policies.

     Medium-Quality Securities. Certain Funds anticipate investing in medium-quality obligations, which are obligations rated in the fourth highest rating category by any NRSRO. Medium-quality securities, although considered investment-grade, may have some speculative characteristics and may be subject to greater fluctuations in value than higher-rated securities. In addition, the issuers of medium-quality securities may be more vulnerable to adverse economic conditions or changing circumstances than issuers of higher-rated securities.

     Lower Quality (High-Risk) Securities. Non-investment grade debt or lower quality/rated securities (hereinafter referred to as "lower-quality securities") include (i) bonds rated as low as C by Moody's, Standard & Poor's, or Fitch IBCA Information Services, Inc. ("Fitch"), (ii) commercial paper rated as low as C by Standard & Poor's, Not Prime by Moody's or Fitch 4 by Fitch; and (iii) unrated debt securities of comparable quality. Lower-quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. There is more risk associated with these investments because of reduced creditworthiness and increased risk of default. Under NRSRO guidelines, lower quality securities and comparable unrated securities will likely have some quality and protective characteristics that are outweighted by large uncertainties or major risk exposures to adverse conditions. Lower quality securities are considered to have extremely poor prospects of ever attaining any real investment standing, to have a current identifiable vulnerability to default or to be in default, to be unlikely to have the capacity to make required interest payments and repay principal when due in the event of adverse business, financial or economic conditions, or to be in default or not current in the payment of interest or principal. They are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. The special risk considerations in connection with investments in these securities are discussed below.

     Effect of Interest Rates and Economic Changes. Interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of lower-quality and comparable unrated securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-quality and comparable unrated securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risks than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower-quality and comparable unrated securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific corporate developments, the issuer's inability to meet specific projected business forecasts or the unavailability of additional financing. The risk of loss due to default by an issuer of these securities is significantly greater than issuers of higher-rated securities also because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a lower-quality or comparable unrated security defaulted, the Fund might incur additional expenses to seek recovery. Periods of economic uncertainty and changes would also generally result in increased volatility in the market prices of these securities and thus in the Fund's net asset value.

     As previously stated, the value of a lower-quality or comparable unrated security will generally decrease in a rising interest rate market, and accordingly so will a Fund's net asset value. If a Fund experiences unexpected net redemptions in such a market, it may be forced to liquidate a portion of its portfolio securities without regard to their investment merits. Due to the limited liquidity of lower-quality and comparable unrated securities (discussed below), a Fund may be forced to liquidate these securities at a substantial discount which would result in a lower rate of return to the Fund.

     Payment Expectations. Lower-quality and comparable unrated securities typically contain redemption, call or prepayment provisions which permit the issuer of such securities containing such provisions to, at its discretion, redeem the securities. During periods of falling interest rates, issuers of these securities are likely to redeem or prepay the securities and refinance them with debt securities at a lower interest rate. To the extent an issuer is able to refinance the securities, or otherwise redeem them, a Fund may have to replace the securities with a lower yielding security, which would result in a lower return for that Fund.

     Liquidity and Valuation. A Fund may have difficulty disposing of certain lower-quality and comparable unrated securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all lower-quality and comparable unrated securities, there may be no established retail secondary market for many of these securities. The Funds anticipate that such securities could be sold only to a limited number of dealers or institutional investors. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. As a result, a Fund's asset value and ability to dispose of particular securities, when necessary to meet such Fund's liquidity needs or in response to a specific economic event, may be impacted. The lack of a liquid secondary market for certain securities may also make it more difficult for a Fund to obtain accurate market quotations for purposes of valuing that Fund's portfolio. Market quotations are generally available on many lower-quality and comparable unrated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales. During periods of thin trading, the spread between bid and asked prices is likely to increase significantly. In addition, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of lower-quality and comparable unrated securities, especially in a thinly traded market.

     U.S. Government Securities. U.S. government securities are issued or guaranteed by the U.S. government or its agencies or instrumentalities. Securities issued by the U.S. government include U.S. Treasury obligations, such as Treasury bills, notes, and bonds. Securities issued by government agencies or instrumentalities include obligations of the following:

- the Federal Housing Administration, Farmers Home Administration, and the Government National Mortgage Association ("GNMA"), including GNMA pass-through certificates, whose securities are supported by the full faith and credit of the United States;
- the Federal Home Loan Banks whose securities are supported by the right of the agency to borrow from the U.S. Treasury;
- the Federal Farm Credit Banks, government-sponsored institutions that consolidate the financing activities of the Federal Land Banks, the Federal Intermediate Credit Banks and the Banks for Cooperatives;
- the Student Loan Marketing Association, the Federal Home Loan Mortgage Corporation ("FHLMC") and the Federal National Mortgage Association ("FNMA"), whose securities are supported only by the credit of such agencies and are not guaranteed by the U.S. government. However, the Secretary of the Treasury has the authority to support FHLMC and FNMA by purchasing limited amounts of their respective obligations.


Although the U.S. government provides financial support to such U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so. The U.S. government and its agencies and instrumentalities do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate.

     The Federal Reserve creates STRIPS (Separate Trading of Registered Interest and Principal of Securities) by separating the coupon payments and the principal payment from an outstanding Treasury security and selling them as individual securities. To the extent a Fund purchases the principal portion of STRIPS, the Fund will not receive regular interest payments. Instead STRIPs are sold at a deep discount from their face value. Because the principal portion of the STRIPs do not pay current income, its price can be volatile when interest rates change. In calculating its dividend, the Fund takes into account as income a portion of the difference between the principal portion of the STRIPs' purchase price and its face value.

     Mortgage and Asset-Backed Securities. Mortgage-backed securities represent direct or indirect participation in, or are secured by and payable from, mortgage loans secured by real property. Mortgage-backed securities come in different forms. The simplest form of mortgage-backed securities are pass-through certificates. Such securities may be issued or guaranteed by U.S. Government agencies or instrumentalities or may be issued by private issuers, generally originators in mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities (collectively, "private lenders"). The purchase of mortgage-backed securities from private lenders may entail greater risk than mortgage-backed securities that are issued or guaranteed by the U.S. government, its agencies or instrumentalities. Mortgage-backed securities issued by private lenders maybe supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. Government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of non-governmental credit enhancement. These credit enhancements may include letters of credit, reserve funds, overcollateralization, or guarantees by third parties.

     Since privately-issued mortgage certificates are not guaranteed by an entity having the credit status of GNMA or FHLMC, such securities generally are structured with one or more types of credit enhancement. Such credit enhancement falls into two categories: (i) liquidity protection; and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provisions of advances, generally by the entity administering the pool of assets, to ensure that the pass-through of payments due on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default enhances the likelihood of ultimate payment of the obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches.

     The ratings of mortgage-backed securities for which third-party credit enhancement provides liquidity protection or protection against losses from default are generally dependent upon the continued creditworthiness of the provider of the credit enhancement. The ratings of such securities could be subject to reduction in the event of deterioration in the creditworthiness of the credit enhancement provider even in cases where the delinquency loss experience on the underlying pool of assets is better than expected. There can be no assurance that the private issuers or credit enhancers of mortgage-backed securities can meet their obligations under the relevant policies or other forms of credit enhancement.

     Examples of credit support arising out of the structure of the transaction include "senior-subordinated securities" (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class), creation of "reserve funds" (where cash or investments sometimes funded from a portion of the payments on the underlying assets are held in reserve against future losses) and "over-collateralization" (where the scheduled payments on, or the principal amount of, the underlying assets exceed those required to make payment of the securities and pay any servicing or other fees). The degree of credit support provided for each issue is generally based on historical information with respect to the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that which is anticipated could adversely affect the return on an investment in such security.

     Private lenders or government-related entities may also create mortgage loan pools offering pass-through investments where the mortgages underlying these securities may be alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may be shorter than was previously customary. As new types of mortgage-related securities are developed and offered to investors, a Fund, consistent with its investment objective and policies, may consider making investments in such new types of securities.

     The yield characteristics of mortgage-backed securities differ from those of traditional debt obligations. Among the principal differences are that interest and principal payments are made more frequently on mortgage-backed securities, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. As a result, if a Fund purchases these securities at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is lower than expected will have the opposite effect of increasing the yield to maturity. Conversely, if a Fund purchases these securities at a discount, a prepayment rate that is faster than expected will increase yield to maturity, while a prepayment rate that is slower than expected will reduce yield to maturity. Accelerated prepayments on securities purchased by the Fund at a premium also impose a risk of loss of principal because the premium may not have been fully amortized at the time the principal is prepaid in full.

     Unlike fixed rate mortgage-backed securities, adjustable rate mortgage-backed securities are collateralized by or represent interest in mortgage loans with variable rates of interest. These variable rates of interest reset periodically to align themselves with market rates. A Fund will not benefit from increases in interest rates to the extent that interest rates rise to the point where they cause the current coupon of the underlying adjustable rate mortgages to exceed any maximum allowable annual or lifetime reset limits (or "cap rates") for a particular mortgage. In this event, the value of the adjustable rate mortgage-backed securities in a Fund would likely decrease. Also, a Fund's net asset value could vary to the extent that current yields on adjustable rate mortgage-backed securities are different than market yields during interim periods between coupon reset dates or if the timing of changes to the index upon which the rate for the underlying mortgage is based lags behind changes in market rates. During periods of declining interest rates, income to a Fund derived from adjustable rate mortgage securities which remain in a mortgage pool will decrease in contrast to the income on fixed rate mortgage securities, which will remain constant. Adjustable rate mortgages also have less potential for appreciation in value as interest rates decline than do fixed rate investments.

     There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-backed securities and among the securities that they issue. Mortgage-backed securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-backed securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of the FNMA and are not backed by or entitled to the full faith and credit of the United States. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA. Mortgage-backed securities issued by FHLMC include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). The FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks and do not constitute a debt or obligation of the United States or by any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. The FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When the FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

     Asset-backed securities have structural characteristics similar to mortgage-backed securities. However, the underlying assets are not first-lien mortgage loans or interests therein; rather they include assets such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of property and receivables from credit card and other revolving credit arrangements. Payments or distributions of principal and interest on asset-backed securities may be supported by non-governmental credit enhancements similar to those utilized in connection with mortgage-backed securities. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.

     Collateralized Mortgage Obligations ("CMOs") and Multiclass Pass-Through Securities. CMOs are a more complex form of mortgage-backed security in that they are multi-class debt obligations which are collaterized by mortgage loans or pass-through certificates. As a result of changes prompted by the 1986 Tax Reform Act, most CMOs are today issued as Real Estate Mortgage Investment Conduits ("REMICs"). From the perspective of the investor, REMICs and CMOs are virtually indistinguishable. However, REMICs differ from CMOs in that REMICs provide certain tax advantages for the issuer of the obligation. Multiclass pass-through securities are interests in a trust composed of whole loans or private pass-throughs (collectively hereinafter referred to as "Mortgage Assets"). Unless the context indicates otherwise, all references herein to CMOs include REMICs and multiclass pass-through securities
..
     Typically, CMOs are collateralized by GNMA, Fannie Mae or Freddie Mac Certificates, but also may be collateralized by Mortgage Assets. Unless the context indicates otherwise, all references herein to CMOs include REMICs and multiclass pass-through securities. Payments of principal and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through securities. CMOs may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing.

     In order to form a CMO, the issuer assembles a package of traditional mortgage-backed pass-through securities, or actual mortgage loans, and uses them as collateral for a multi-class security. Each class of CMOs, often referred to as a "tranche," is issued at a specified fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semi-annual basis. The principal of and interest on the Mortgage Assets may be allocated among the several classes of a series of a CMO in innumerable ways. In one structure, payments of principal, including any principal prepayments, on the Mortgage Assets are applied to the classes of a CMO in the order of their respective stated maturities or final distribution dates, so that no payment of principal will be made on any class of CMOs until all other classes having an earlier stated maturity or final distribution date have been paid in full. As market conditions change, and particularly during periods of rapid or unanticipated changes in market interest rates, the attractiveness of the CMO classes and the ability of the structure to provide the anticipated investment characteristics may be significantly reduced. Such changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.

     A Fund may also invest in, among others, parallel pay CMOs and Planned Amortization Class CMOs ("PAC Bonds"). Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO structures, must be retired by its stated maturity date or a final distribution date but may be retired earlier. PAC Bonds are a type of CMO tranche or series designed to provide relatively predictable payments of principal provided that, among other things, the actual prepayment experience on the underlying mortgage loans falls within a predefined range. If the actual prepayment experience on the underlying mortgage loans is at a rate faster or slower than the predefined range or if deviations from other assumptions occur, principal payments on the PAC Bond may be earlier or later than predicted. The magnitude of the predefined range varies from one PAC Bond to another; a narrower range increases the risk that prepayments on the PAC Bond will be greater or smaller than predicted. Because of these features, PAC Bonds generally are less subject to the risks of prepayment than are other types of mortgage-backed securities.

     Stripped Mortgage Securities. Stripped mortgage securities are derivative multiclass mortgage securities. Stripped mortgage securities may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Stripped mortgage securities have greater volatility than other types of mortgage securities. Although stripped mortgage securities are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, the market for such securities has not yet been fully developed. Accordingly, stripped mortgage securities are generally illiquid.

     Stripped mortgage securities are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other class will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive all of the interest ("IO" or interest-only), while the other class will receive all of the principal ("PO" or principal-only class). The yield to maturity on IOs, POs and other mortgage-backed securities that are purchased at a substantial premium or discount generally are extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on such securities' yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities have received the highest rating by a NRSRO.

     In addition to the stripped mortgage securities described above, certain Funds may invest in similar securities such as Super POs and Levered IOs which are more volatile than POs, IOs and IOettes. Risks associated with instruments such as Super POs are similar in nature to those risks related to investments in POs. IOettes represent the right to receive interest payments on an underlying pool of mortgages with similar risks as those associated with IOs. Unlike IOs, the owner also has the right to receive a very small portion of the principal. Risks connected with Levered IOs and IOettes are similar in nature to those associated with IOs. Such Funds may also invest in other similar instruments developed in the future that are deemed consistent with its investment objective, policies and restrictions. See "Additional General Tax Information For All Funds" in this Statement of Additional Information.

     A Fund may also purchase stripped mortgage-backed securities for hedging purposes to protect that Fund against interest rate fluctuations. For example, since an IO will tend to increase in value as interest rates rise, it may be utilized to hedge against a decrease in value of other fixed-income securities in a rising interest rate environment. With respect to IOs, if the underlying mortgage securities experience greater than anticipated prepayments of principal, the Fund may fail to recoup fully its initial investment in these securities even if the securities are rated in the highest rating category by an NRSRO. Stripped mortgage-backed securities may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors. The market value of the class consisting entirely of principal payments can be extremely volatile in response to changes in interest rates. The yields on stripped mortgage-backed securities that receive all or most of the interest are generally higher than prevailing market yields on other mortgage-backed obligations because their cash flow patterns are also volatile and there is a greater risk that the initial investment will not be fully recouped. The market for CMOs and other stripped mortgage-backed securities may be less liquid if these securities lose their value as a result of changes in interest rates; in that case, a Fund may have difficulty in selling such securities.

     Private Activity and Industrial Development Bonds. Private activity and industrial development bonds are obligations issued by or on behalf of public authorities to raise money to finance various privately owned or operated facilities for business and manufacturing, housing, sports, and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports, parking, and sewage and solid waste disposal facilities, as well as certain other facilities or projects. The payment of the principal and interest on such bonds is generally dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

     Put Bonds. "Put" bonds are securities (including securities with variable interest rates) that may be sold back to the issuer of the security at face value at the option of the holder prior to their stated maturity. The Fund's adviser or a subadviser intends to purchase only those put bonds for which the put option is an integral part of the security as originally issued. The option to "put" the bond back to the issuer prior to the stated final maturity can cushion the price decline of the bond in a rising interest rate environment. However, the premium paid, if any, for an option to put will have the effect of reducing the yield otherwise payable on the underlying security. For the purpose of determining the "maturity" of securities purchased subject to an option to put, and for the purpose of determining the dollar weighted average maturity of a Fund holding such securities, the Fund will consider "maturity" to be the first date on which it has the right to demand payment from the issuer.

     Brady Bonds. Brady Bonds are debt securities, generally denominated in U.S. dollars, issued under the framework of the Brady Plan. The Brady Plan is an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness. In restructuring its external debt under the Brady Plan framework, a debtor nation negotiates with its existing bank lenders as well as multilateral institutions such as the International Bank for Reconstruction and Development (the "World Bank") and the International Monetary Fund (the "IMF"). The Brady Plan framework, as it has developed, contemplates the exchange of external commercial bank debt for newly issued bonds known as "Brady Bonds." Brady Bonds may also be issued in respect of new money being advanced by existing lenders in connection with the debt restructuring. The World Bank and/or the IMF support the restructuring by providing funds pursuant to loan agreements or other arrangements which enable the debtor nation to collateralize the new Brady Bonds or to repurchase outstanding bank debt at a discount. Under these arrangements with the World Bank and/or the IMF, debtor nations have been required to agree to the implementation of certain domestic monetary and fiscal reforms. Such reforms have included the liberalization of trade and foreign investment, the privatization of state-owned enterprises and the setting of targets for public spending and borrowing. These policies and programs seek to promote the debtor country's economic growth and development. Investors should also recognize that the Brady Plan only sets forth general guiding principles for economic reform and debt reduction, emphasizing that solutions must be negotiated on a case-by-case basis between debtor nations and their creditors. A Fund's adviser or subadviser may believe that economic reforms undertaken by countries in connection with the issuance of Brady Bonds may make the debt of countries which have issued or have announced plans to issue Brady Bonds an attractive opportunity for investment. However, there can be no assurance that the adviser or the subadviser's expectations with respect to Brady Bonds will be realized.

     Agreements implemented under the Brady Plan to date are designed to achieve debt and debt-service reduction through specific options negotiated by a debtor nation with its creditors. As a result, the financial packages offered by each country differ. The types of options have included the exchange of outstanding commercial bank debt for bonds issued at 100% of face value of such debt which carry a below-market stated rate of interest (generally known as par bonds), bonds issued at a discount from the face value of such debt (generally known as discount bonds), bonds bearing an interest rate which increases over time and bonds issued in exchange for the advancement of new money by existing lenders. Regardless of the stated face amount and stated interest rate of the various types of Brady Bonds, the applicable Funds will purchase Brady Bonds in secondary markets, as described below, in which the price and yield to the investor reflect market conditions at the time of purchase. Certain sovereign bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. Certain Brady Bonds have been collateralized as to principal due date at maturity (typically 30 years from the date of issuance) by U.S. Treasury zero coupon bonds with a maturity equal to the final maturity of such Brady Bonds. The U.S. Treasury bonds purchased as collateral for such Brady Bonds are financed by the IMF, the World Bank and the debtor nations' reserves. In addition, interest payments on certain types of Brady Bonds may be collateralized by cash or high-grade securities in amounts that typically represent between 12 and 18 months of interest accruals on these instruments with the balance of the interest accruals being uncollateralized. In the event of a default with respect to collateralized Brady Bonds as a result of which the payment obligations of the issuer are accelerated, the U.S. Treasury zero coupon obligations held as collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds, which will continue to be outstanding, at which time the fact amount of the collateral will equal the principal payments which would have then been due on the Brady Bonds in the normal course. However, in light of the residual risk of the Brady Bonds and, among other factors, the history of default with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds are considered speculative. A Fund may purchase Brady Bonds with no or limited collateralization, and will be relying for payment of interest and (except in the case of principal collateralized Brady Bonds) principal primarily on the willingness and ability of the foreign government to make payment in accordance with the terms of the Brady Bonds.

     Municipal Securities. Municipal securities include debt obligations issued by governmental entities to obtain funds for various public purposes, such as the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to other public institutions and facilities. Private activity bonds that are issued by or on behalf of public authorities to finance various privately-operated facilities are included within the term municipal securities, only if the interest paid thereon is exempt from federal taxes. The Gartmore Tax-Free Income Fund will invest primarily in municipal securities. In addition, the Gartmore Money Market Fund may invest in municipal securities whether or not the interest paid is tax exempt as long as the securities are acceptable investments for money market funds.

     Other types of municipal securities include short-term General Obligation Notes, Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes, Project Notes, Tax-Exempt Commercial Paper, Construction Loan Notes and other forms of short-term tax-exempt loans. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues. In addition, the Gartmore Tax-Free Income Fund may invest in other types of tax-exempt instruments, such as municipal bonds, private activity bonds, and pollution control bonds.
Project Notes are issued by a state or local housing agency and are sold by the Department of Housing and Urban Development. While the issuing agency has the primary obligation with respect to its Project Notes, they are also secured by the full faith and credit of the United States through agreements with the issuing authority which provide that, if required, the federal government will lend the issuer an amount equal to the principal of and interest on the Project Notes.

     The two principal classifications of municipal securities consist of "general obligation" and "revenue" issues. The Gartmore Tax-Free Income Fund may also acquire "moral obligation" issues, which are normally issued by special purpose authorities. There are, of course, variations in the quality of municipal securities, both within a particular classification and between classifications, and the yields on municipal securities depend upon a variety of factors, including the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. Ratings represent the opinions of an NRSRO as to the quality of municipal securities. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and municipal securities with the same maturity, interest rate and rating may have different yields, while municipal securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to purchase, an issue of municipal securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase. The adviser will consider such an event in determining whether the Fund should continue to hold the obligation.

     An issuer's obligations under its municipal securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the federal bankruptcy code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon the enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its municipal securities may be materially adversely affected by litigation or other conditions.

     Strip Bonds. Strip bonds are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest paying securities of comparable maturity.

     Custodial Receipts. Certain Funds may acquire U.S. Government securities and their unmatured interest coupons that have been separated ("stripped") by their holder, typically a custodian bank or investment brokerage firm. Having separated the interest coupons from the underlying principal of the U.S. Government securities, the holder will resell the stripped securities in custodial receipt programs with a number of different names, including "Treasury Income Growth Receipts" ("TIGRs") and "Certificate of Accrual on Treasury Securities" ("CATS"). The stripped coupons are sold separately from the underlying principal, which is usually sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. The underlying U.S. Treasury bonds and notes themselves are generally held in book-entry form at a Federal Reserve Bank. Counsel to the underwriters of these certificates or other evidences of ownership of U.S. Treasury securities have stated that, in their opinion, purchasers of the stripped securities most likely will be deemed the beneficial holders of the underlying U.S. Government securities for federal tax and securities purposes. In the case of CATS and TIGRs, the Internal Revenue Service ("IRS") has reached this conclusion for the purpose of applying the tax diversification requirements applicable to regulated investment companies such as the Funds. CATS and TIGRs are not considered U.S. Government securities by the Staff of the Securities and Exchange Commission (the "SEC"), however. Further, the IRS conclusion is contained only in a general counsel memorandum, which is an internal document of no precedential value or binding effect, and a private letter ruling, which also may not be relied upon by the Funds. The Trust is not aware of any binding legislative, judicial or administrative authority on this issue.

MONEY  MARKET  INSTRUMENTS

     Money  market  instruments  may include the following types of instruments:

- obligations issued or guaranteed as to interest and principal by the U.S. Government, its agencies, or instrumentalities, or any federally chartered corporation, with remaining maturities of 397 days or less;
- obligations of sovereign foreign governments, their agencies, instrumentalities and political subdivisions, with remaining maturities of 397 days or less;
- obligations of municipalities and states, their agencies and political subdivisions with remaining maturities of 397 days or less;
- asset-backed commercial paper whose own rating or the rating of any guarantor is in one of the two highest categories of any NRSRO;
-    repurchase  agreements;
-    bank  or  savings  and  loan  obligations;
- commercial paper (including asset-backed commercial paper), which are short-term unsecured promissory notes issued by corporations in order to finance their current operations. It may also be issued by foreign governments, and states and municipalities. Generally the commercial paper or its guarantor will be rated within the top two rating categories by an NRSRO, or if not rated, is issued and guaranteed as to payment of principal and interest by companies which at the date of investment have a high quality outstanding debt issue;
- bank loan participation agreements representing obligations of corporations having a high quality short-term rating, at the date of investment, and under which the Fund will look to the creditworthiness of the lender bank, which is obligated to make payments of principal and interest on the loan, as well as to creditworthiness of the borrower.
- high quality short-term (maturity in 397 days or less) corporate obligations, rated within the top two rating categories by an NRSRO or, if not rated, deemed to be of comparable quality by the applicable adviser or subadviser.
- extendable commercial notes, which differ from traditional commercial paper because the issuer can extend the maturity of the note up to 397 days with the option to call the note any time during the extension period. Because extension will occur when the issuer does not have other viable options for lending, these notes may be considered illiquid, particularly during the extension period, and if the extendable commercial notes are determined to be illiquid, the Gartmore Money Market Fund will be limited to holding no more than 10% of its net assets in these and any other illiquid securities.
- unrated short term (maturing in 397 days or less) debt obligations that are determined by a Fund's adviser to be of comparable quality to the securities described above.

WRAP  CONTRACTS

     The Gartmore Morley Capital Accumulation Fund purchases wrap contracts for the purpose of attempting to maintain a constant net asset value ("NAV") of $10.00 per share and the Gartmore Morley Enhanced Income Fund may cover certain assets of the Fund with wrap contracts in order to reduce the volatility of the Fund's NAV. A wrap contract is a contract between a Fund and a financial institution such as a bank, insurance company or other financial institution (a "wrap provider"), under which the wrap provider agrees to make payments to the Fund upon the occurrence of certain events. By purchasing wrap contracts, the Funds expect to reduce fluctuations in NAV per share because, under normal circumstances, the value of the Funds' wrap contracts will vary inversely with the value of their respective assets that are covered by the contracts ("covered assets"). For example, when the market value of covered assets falls below "book value" (essentially the purchase price of covered assets plus any accrued net income thereon), wrap contracts will be assets of a Fund with a value equal to the difference between the book and market values. Similarly, when the market value of covered assets is greater than their book value, wrap contracts will become a liability of a Fund equal to the amount by which the market value of covered assets exceeds their book value. In this manner, under normal conditions wrap contracts are expected to reduce the impact of interest rate risk on covered assets and, hence, the market price variability of a Fund.

     The Funds will pay premiums to wrap providers for wrap contracts, and these premiums will be an ongoing expense of the Funds. Wrap contracts obligate wrap providers to make certain payments to the Funds in exchange for payment of premiums. Payments made by wrap providers as provided by wrap contracts are intended to enable the Funds to make redemption payments at the current book value of covered assets rather than at the current market price. Wrap contract payments may be made when assets are sold to fund redemption of shares, upon termination of wrap contracts, or both. Payments are based on the book value of wrap contracts, and are normally equal to the sum of (i) the accrued or amortized purchase price of covered assets, minus (ii) the sale price of covered assets liquidated to fund share redemptions, plus (iii) interest accrued at a crediting rate, computation of which is specified in the wrap contracts. The crediting rate is the yield on the covered assets, adjusted to amortize the difference between market value and book value over the duration of the covered assets, less wrap contract premiums and Fund expenses. Wrap contracts typically provide for periodic reset of crediting rates. Crediting rates reflect the amortization of realized and unrealized gains and losses on covered assets and, in consequence, may not reflect the actual returns achieved on the wrapped assets. From time to time crediting rates may be significantly greater or less than current market interest rates, although wrap contracts generally provide that crediting rates may not fall below zero.

     The Funds will normally hold one to three percent of their assets as cash or cash equivalents which can be sold close to book value to fund redemption requests. If circumstances arise that require the Funds to liquidate assets other than cash, and if the fair market value of those other assets is less than their book value, a wrap contract will, under normal circumstances, obligate the wrap provider to pay the Fund all or some of the difference. However, if the market value of assets being liquidated exceeds the corresponding book value, the Funds would be obligated to pay all or some of the difference to the wrap provider. Generally, wrap contract payments will be made within one day after a Fund requests a payment. If more than one wrap contract applies to covered assets which have been liquidated, payment requests will be allocated among wrap contracts as specified in each wrap contract.

     Wrap contracts may require that covered assets be limited as to duration or maturity, consist of specified types of securities, and/or be at or above a specified credit quality. Wrap contracts purchased by the Funds will be consistent with their investment objectives and policies as set forth in the Prospectus and this SAI for each, although in some cases wrap contracts may require more restrictive investment objectives and policies. Wrap contracts may also allow providers to terminate their contracts if a Fund changes its investment objectives, policies and restrictions as set forth in the respective Prospectuses and this SAI without having obtained the consent of the wrap providers. In the event of termination by a wrap provider, a Fund may not be able successfully to replace contract coverage with another provider.

     Wrap contracts may mature on specified dates and may be terminable upon notice by the Funds or in the event of a default by either the Funds or the wrap provider. "Evergreen" wrap contracts specify no maturity date. They allow either the Funds or a provider to terminate the wrap contract through a fixed maturity conversion. Under a fixed maturity conversion the wrap contract will terminate on a future date which is generally determined by adding the duration of covered assets to a date elected by the party seeking to terminate the contract. For example, if the date elected is January 1, 2002, and the duration of covered assets is 3 years, the wrap contract will terminate as of January 1, 2005. In addition, during the conversion period, the Funds may be required to comply with certain restrictions on covered assets, such as limitation of their duration to the remaining term of the conversion period.

     Generally, at termination of a wrap contract, the wrap provider will be obligated to pay the Fund any excess of book value over market value of covered assets. However, if a wrap contract terminates because of a default by a Fund or upon election by the Fund (other than through a fixed maturity conversion), no such payment is made.

     As described above, the Gartmore Morley Capital Accumulation Fund intends to utilize wrap contacts in order to maintain a stable net asset value of $10.00. However, in order to satisfy tax requirements that the Fund distribute substantially all of its investment company taxable income, the Fund may be required to pay out an additional annual distribution of any excess amounts of taxable income not previously distributed in dividends. If such an annual distribution is required, the Board of Trustees may act to try to maintain a stable net asset value by declaring a reverse split of the Fund's shares. The reverse split will be in an amount that will cause the total number of shares held by each shareholder, including shares acquired on reinvestment of the distribution, to remain the same as before the distribution was paid and will not affect the total value of the shareholder's shares.

     Risks Associated with Wrap Contracts. The Gartmore Morley Capital Accumulation Fund expects wrap contracts to enable it to maintain the price of the Fund at $10.00 per share. The Gartmore Morley Enhanced Income Fund expects that it will utilize wrap contracts to maintain some of the Fund's assets at stable book value. However, there are certain risks associated with the use of wrap contracts that could impair a Fund's ability to achieve this objective.

     If a wrap contract matures or terminates, the Funds may be unable to obtain a replacement wrap contract or a wrap contract with terms substantially similar those of the maturing or terminating agreement. If at the time the market value of covered assets is less than their book value, the Funds may be required to reduce their respective NAVs accordingly. Likewise, if the market value of the covered assets is greater than their book value, a Fund's NAV may increase. In either case, Fund shareholders may experience unexpected fluctuations in the value of their shares. Further, if new wrap contracts are negotiated on less favorable terms than those of the contracts being replaced, such as higher wrap premiums, the net returns of the Funds may be negatively affected.

     The Trust's Board of Trustees has established policies and procedures governing valuation of these instruments which it believes in good faith accurately reflect the value of each such Fund's wrap contracts. Other fair and reasonable valuation methodologies may be utilized in certain circumstances including, but not limited to, (1) default by a wrap provider under a wrap contract or other agreement; (2) insolvency of a wrap provider; (3) reduction of the credit rating of a wrap provider; or (4) any other situation in which the Board of Trustees, or its delegate, determines that a wrap provider may no longer be able to satisfy its obligations under a wrap contract. In any such case, the fair value of any wrap contract may be determined to be less than the difference between book value and the market value of covered assets. In these situations a Fund may experience variability in its NAV per share.

     Wrap Contracts do not protect the Funds from the credit risk of covered assets. Defaults by issuers of covered assets or downgrades in their credit rating to below investment grade status will generally cause those assets to be removed from coverage under wrap contracts, in which event a Fund may experience a decrease in NAV.

     Currently, there is no active trading market for wrap contracts, and none is expected to develop. The Funds may therefore be unable to liquidate wrap contracts within seven days at fair market value, in which case the wrap contracts will be considered illiquid. At the time of their purchase, the fair market value of a Fund's wrap contracts, plus the fair market value of all other illiquid assets in the Fund, may not exceed fifteen percent (15%) of the fair market value of the Fund's net assets. If the fair market value of illiquid assets including wrap contracts later rises above 15% of the fair market value of a Fund's net assets, the price volatility of the Fund's shares may increase as the Fund acts to reduce the percentage of illiquid assets to a level that does not exceed 15% of the Fund.

REPURCHASE  AGREEMENTS

     In connection with the purchase of a repurchase agreement from member banks of the Federal Reserve System or certain non-bank dealers by a Fund, the Fund's custodian, or a subcustodian, will have custody of, and will hold in a segregated account, securities acquired by the Fund under a repurchase agreement. Repurchase agreements are contracts under which the buyer of a security simultaneously commits to resell the security to the seller at an agreed-upon price and date. Repurchase agreements are considered by the staff of the SEC to be loans by the Fund. Repurchase agreements may be entered into with respect to securities of the type in which it may invest or government securities regardless of their remaining maturities, and will require that additional securities be deposited with it if the value of the securities purchased should decrease below resale price. Repurchase agreements involve certain risks in the event of default or insolvency by the other party, including possible delays or restrictions upon a Fund's ability to dispose of the underlying securities, the risk of a possible decline in the value of the underlying securities during the period in which a Fund seeks to assert its rights to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or part of the income from the repurchase agreement. A Fund's adviser or subadviser reviews the creditworthiness of those banks and non-bank dealers with which the Funds enter into repurchase agreements to evaluate these risks.

BANK  OBLIGATIONS

     Bank obligations that may be purchased by the Funds include certificates of deposit, banker's acceptances and fixed time deposits. A certificate of deposit is a short-term negotiable certificate issued by a commercial bank against funds deposited in the bank and is either interest-bearing or purchased on a discount basis. A bankers' acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. The borrower is liable for payment as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Fixed time deposits are obligations of branches of U.S. banks or foreign banks which are payable at a stated maturity date and bear a fixed rate of interest. Although fixed time deposits do not have a market, there are no contractual restrictions on the right to transfer a beneficial interest in the deposit to a third party.

     Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulation. Bank obligations may be issued by domestic banks (including their Branches located outside the United States), domestic and foreign branches of foreign banks and savings and loan associations.

     Eurodollar and Yankee Obligations. Eurodollar bank obligations are dollar-denominated certificates of deposit and time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee bank obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks.


     Eurodollar and Yankee bank obligations are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Eurodollar (and to a limited extent, Yankee) bank obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of dollars, from flowing across their borders. Other risks include: adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes, and the expropriation or nationalization of foreign issues. However, Eurodollar and Yankee bank obligations held in a Fund will undergo the same credit analysis as domestic issues in which the Fund invests, and will have at least the same financial strength as the domestic issuers approved for the Fund.

WHEN-ISSUED  SECURITIES  AND  DELAYED-DELIVERY  TRANSACTIONS

     When securities are purchased on a "when-issued" basis or purchased for delayed delivery, then payment and delivery occur beyond the normal settlement date at a stated price and yield. When-issued transactions normally settle within 45 days. The payment obligation and the interest rate that will be received on when-issued securities are fixed at the time the buyer enters into the commitment. Due to fluctuations in the value of securities purchased or sold on a when-issued or delayed-delivery basis, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the investments are actually delivered to the buyers. The greater a Fund's outstanding commitments for these securities, the greater the exposure to potential fluctuations in the net asset value of a Fund. Purchasing when-issued or delayed-delivery securities may involve the additional risk that the yield or market price available in the market when the delivery occurs may be higher or the market price lower than that obtained at the time of commitment.

     When a Fund agrees to purchase when-issued or delayed-delivery securities, to the extent required by the SEC, its custodian will set aside permissible liquid assets equal to the amount of the commitment in a segregated account.
Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case a Fund may be required subsequently to place additional assets in the segregated account in order to ensure that the value of the account remains equal to the amount of such Fund's commitment. It may be expected that the Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. In addition, because the Fund will set aside cash or liquid portfolio securities to satisfy its purchase commitments in the manner described above, such Fund's liquidity and the ability of its adviser or subadviser to manage it might be affected in the event its commitments to purchase "when-issued" securities ever exceed 25% of the value of its total assets. Under normal market conditions, however, a Fund's commitment to purchase "when-issued" or "delayed-delivery" securities will not exceed 25% of the value of its total assets. When the Fund engages in when-issued or delayed-delivery transactions, it relies on the other party to consummate the trade. Failure of the seller to do so may result in a Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

STANDBY  COMMITMENT  AGREEMENTS

     These agreements commit a Fund, for a stated period of time, to purchase a stated amount of fixed income securities that may be issued and sold to the Fund at the option of the issuer. The price and coupon of the security is fixed at the time of the commitment. At the time of entering into the agreement the Fund is paid a commitment fee, regardless of whether or not the security is ultimately issued. Funds enter into such agreements for the purpose of investing in the security underlying the commitment at a yield and price that is considered advantageous to the Fund.

     There can be no assurance that the securities subject to a standby commitment will be issued and the value of the security, if issued, on the delivery date may be more or less than its purchase price. Since the issuance of the security underlying the commitment is at the option of the issuer, a Fund may bear the risk of a decline in the value of such security and may not benefit from an appreciation in the value of the security during the commitment period.

     The purchase of a security subject to a standby commitment agreement and the related commitment fee will be recorded on the date on which the security can reasonably be expected to be issued, and the value of the security will thereafter be reflected in the calculation of a Fund's net asset value. The cost basis of the security will be adjusted by the amount of the commitment fee. In the event the security is not issued, the commitment fee will be recorded as income on the expiration date of the standby commitment.

LENDING  PORTFOLIO  SECURITIES

     Each Fund may lend its portfolio securities to brokers, dealers and other financial institutions, provided it receives cash collateral which at all times is maintained in an amount equal to at least 100% of the current market value of the securities loaned. By lending its portfolio securities, a Fund can increase its income through the investment of the cash collateral. For the purposes of this policy, the Fund considers collateral consisting of cash, U.S. Government securities or letters of credit issued by banks whose securities meet the standards for investment by the Fund to be the equivalent of cash. From time to time, a Fund may return to the borrower or a third party which is unaffiliated with it, and which is acting as a "placing broker," a part of the interest earned from the investment of collateral received for securities loaned.

     The SEC currently requires that the following conditions must be met whenever portfolio securities are loaned: (1) a Fund must receive at least 100% cash collateral of the type discussed in the preceding paragraph from the borrower; (2) the borrower must increase such collateral whenever the market value of the securities loaned rises above the level of such collateral; (3) a Fund must be able to terminate the loan at any time; (4) a Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions payable on the loaned securities, and any increase in market value; (5) a Fund may pay only reasonable custodian fees in connection with the loan; and (6) while any voting rights on the loaned securities may pass to the borrower, a Fund's board of trustees must be able to terminate the loan and regain the right to vote the securities if a material event adversely affecting the investment occurs. These conditions may be subject to future modification. Loan agreements involve certain risks in the event of default or insolvency of the other party including possible delays or restrictions upon the Fund's ability to recover the loaned securities or dispose of the collateral for the loan.

INDEXED  SECURITIES

     Certain Funds may invest in securities whose potential return is based on the change in particular measurements of value or rates (an "index"). As an illustration, the Funds may invest in a debt security that pays interest and returns principal based on the change in the value of a securities index or a basket of securities. If a Fund invests in such securities, it may be subject to reduced or eliminated interest payments or loss of principal in the event of an adverse movement in the relevant index.

SMALL  COMPANY  AND  EMERGING  GROWTH  STOCKS

     Investing in securities of small-sized, including micro-capitalization companies, and emerging growth companies may involve greater risks than investing in the stocks of larger, more established companies since these securities may have limited marketability and thus may be more volatile than securities of larger, more established companies or the market averages in general. Because small-sized and emerging growth companies normally have fewer shares outstanding than larger companies, it may be more difficult for a Fund to buy or sell significant numbers of such shares without an unfavorable impact on prevailing prices. Small-sized and emerging growth companies may have limited product lines, markets or financial resources and may lack management depth. In addition, small-sized and emerging growth companies are typically subject to wider variations in earnings and business prospects than are larger, more established companies. There is typically less publicly available information concerning small-sized and emerging growth companies than for larger, more established ones
..
SPECIAL  SITUATION  COMPANIES

     "Special situation companies" include those involved in an actual or prospective acquisition or consolidation; reorganization; recapitalization; merger, liquidation or distribution of cash, securities or other assets; a tender or exchange offer; a breakup or workout of a holding company; or litigation which, if resolved favorably, would improve the value of the company's stock. If the actual or prospective situation does not materialize as anticipated, the market price of the securities of a "special situation company" may decline significantly. Therefore, an investment in a Fund that invests a significant portion of its assets in these securities may involve a greater degree of risk than an investment in other mutual funds that seek long-term growth of capital by investing in better-known, larger companies. The adviser or subadviser of such a Fund believes, however, that if it analyzes "special situation companies" carefully and invests in the securities of these companies at the appropriate time, the Fund may achieve capital growth. There can be no assurance however, that a special situation that exists at the time the Fund makes its investment will be consummated under the terms and within the time period contemplated, if it is consummated at all.

FOREIGN  SECURITIES

     Investing in foreign securities (including through the use of depository receipts) involves certain special considerations which are not typically associated with investing in United States securities. Since investments in foreign companies will frequently involve currencies of foreign countries, and since a Fund may hold securities and funds in foreign currencies, a Fund may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, if any, and may incur costs in connection with conversions between various currencies. Most foreign stock markets, while growing in volume of trading activity, have less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of comparable domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than in the United States and, at times, volatility of price can be greater than in the United States. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on United States exchanges, although each Fund endeavors to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers and listed companies in foreign countries than in the United States. In addition, with respect to certain foreign countries, there is the possibility of exchange control restrictions, expropriation or confiscatory taxation, and political, economic or social instability, which could affect investments in those countries. Foreign securities, such as those purchased by a Fund, may be subject to foreign government taxes, higher custodian fees, higher brokerage costs and dividend collection fees which could reduce the yield on such securities.

     Foreign economies may differ favorably or unfavorably from the U.S. economy in various respects, including growth of gross domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, and balance of payments positions. Many foreign securities are less liquid and their prices more volatile than comparable U.S. securities. From time to time, foreign securities may be difficult to liquidate rapidly without adverse price effects.

     Investment in Companies in Developing Countries. Investments may be made from time to time in companies in developing countries as well as in developed countries. Although there is no universally accepted definition, a developing country is generally considered to be a country which is in the initial stages of industrialization. Shareholders should be aware that investing in the equity and fixed income markets of developing countries involves exposure to unstable governments, economies based on only a few industries, and securities markets which trade a small number of securities. Securities markets of developing countries tend to be more volatile than the markets of developed countries; however, such markets have in the past provided the opportunity for higher rates of return to investors.

     The value and liquidity of investments in developing countries may be affected favorably or unfavorably by political, economic, fiscal, regulatory or other developments in the particular countries or neighboring regions. The extent of economic development, political stability and market depth of different countries varies widely. Certain countries in the Asia region, including Cambodia, China, Laos, Indonesia, Malaysia, the Philippines, Thailand, and Vietnam are either comparatively underdeveloped or are in the process of becoming developed. Such investments typically involve greater potential for gain or loss than investments in securities of issuers in developed countries.

     The securities markets in developing countries are substantially smaller, less liquid and more volatile than the major securities markets in the United States. A high proportion of the shares of many issuers may be held by a limited number of persons and financial institutions, which may limit the number of shares available for investment by a Fund. Similarly, volume and liquidity in the bond markets in developing countries are less than in the United States and, at times, price volatility can be greater than in the United States. A limited number of issuers in developing countries' securities markets may represent a disproportionately large percentage of market capitalization and trading volume. The limited liquidity of securities markets in developing countries may also affect the Fund's ability to acquire or dispose of securities at the price and time it wishes to do so. Accordingly, during periods of rising securities prices in the more illiquid securities markets, the Fund's ability to participate fully in such price increases may be limited by its investment policy of investing not more than 15% of its total net assets in illiquid securities. Conversely, the Fund's inability to dispose fully and promptly of positions in declining markets will cause the Fund's net asset value to decline as the value of the unsold positions is marked to lower prices. In addition, securities markets in developing countries are susceptible to being influenced by large investors trading significant blocks of securities.

     Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of the United States. Certain of such countries have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the value of the Fund's investments in those countries and the availability to the Fund of additional investments in those countries.

     Economies of developing countries may differ favorably or unfavorably from the United States' economy in such respects as rate of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. As export-driven economies, the economies of countries in the Asia Region are affected by developments in the economies of their principal trading partners. Hong Kong, Japan and Taiwan have limited natural resources, resulting in dependence on foreign sources for certain raw materials and economic vulnerability to global fluctuations of price and supply.

     Certain developing countries do not have comprehensive systems of laws, although substantial changes have occurred in many such countries in this regard in recent years. Laws regarding fiduciary duties of officers and directors and the protection of shareholders may not be well developed. Even where adequate law exists in such developing countries, it may be impossible to obtain swift and equitable enforcement of such law, or to obtain enforcement of the judgment by a court of another jurisdiction.

     Trading in futures contracts on foreign commodity exchanges may be subject to the same or similar risks as trading in foreign securities.

     Depositary Receipts. A Fund may invest in foreign securities by purchasing depositary receipts, including American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") or other securities convertible into securities of issuers based in foreign countries. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S.
securities markets, GDRs, in bearer form, are issued and designed for use outside the United States and EDRs (also referred to as Continental Depositary Receipts ("CDRs")), in bearer form, may be denominated in other currencies and are designed for use in European securities markets. ADRs are receipts typically issued by a U.S. Bank or trust company evidencing ownership of the underlying securities. EDRs are European receipts evidencing a similar arrangement. GDRs are receipts typically issued by non-United States banks and trust companies that evidence ownership of either foreign or domestic securities. For purposes of a Fund's investment policies, ADRs, GDRs and EDRs are deemed to have the same classification as the underlying securities they represent. Thus, an ADR, GDR or EDR representing ownership of common stock will be treated as common stock.

     A Fund may invest in depositary receipts through "sponsored" or "unsponsored" facilities. While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants.

     A depository may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depository requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depository usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to pass through voting rights to ADR holders in respect of the deposited securities. In addition, an unsponsored facility is generally not obligated to distribute communications received from the issuer of the deposited securities or to disclose material information about such issuer in the U.S. and thus there may not be a correlation between such information and the market value of the depository receipts. Unsponsored ADRs tend to be less liquid than sponsored ADRs.

     Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depository. The deposit agreement sets out the rights and responsibilities of the issuer, the depository, and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depository), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities.

     Foreign Sovereign Debt. Certain Funds may invest in sovereign debt obligations issued by foreign governments. To the extent that a Fund invests in obligations issued by developing or emerging markets, these investments involve additional risks. Sovereign obligors in developing and emerging market countries are among the world's largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. These obligors have in the past experienced substantial difficulties in servicing their external debt obligations, which led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiation new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds, and obtaining new credit for finance interest payments. Holders of certain foreign sovereign debt securities may be requested to participate in the restructuring of such obligations and to extend further loans to their issuers. There can be no assurance that the foreign sovereign debt securities in which a Fund may invest will not be subject to similar restructuring arrangements or to requests for new credit which may adversely affect the Fund's holdings. Furthermore, certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants.

FOREIGN  COMMERCIAL  PAPER

     A Fund may invest in commercial paper which is indexed to certain specific foreign currency exchange rates. The terms of such commercial paper provide that its principal amount is adjusted upwards or downwards (but not below zero) at maturity to reflect changes in the exchange rate between two currencies while the obligation is outstanding. A Fund will purchase such commercial paper with the currency in which it is denominated and, at maturity, will receive interest and principal payments thereon in that currency, but the amount or principal payable by the issuer at maturity will change in proportion to the change (if any) in the exchange rate between two specified currencies between the date the instrument is issued and the date the instrument matures. While such commercial paper entails the risk of loss of principal, the potential for realizing gains as a result of changes in foreign currency exchange rate enables a Fund to hedge or cross-hedge against a decline in the U.S. dollar value of investments denominated in foreign currencies while providing an attractive money market rate of return. A Fund will purchase such commercial paper for hedging purposes only, not for speculation. The Funds believe that such investments do not involve the creation of such a senior security, but nevertheless will establish a segregated account with respect to its investments in this type of commercial paper and to maintain in such account cash not available for investment or other liquid assets having a value equal to the aggregate principal amount of outstanding commercial paper of this type.

 EXTENDABLE  COMMERCIAL  NOTES

     The  Gartmore  Money  Market Fund may invest in extendable commercial notes
(ECNs). ECNs may serve as an alternative to traditional commercial paper investments. ECNs are corporate notes which are issued at a discount and structured such that, while the note has an initial redemption date (the initial redemption date is no more than 90 days from the date of issue) upon which the notes will be redeemed, the issuer on the initial redemption date may extend the repayment of the notes for up to 397 days from the date of issue without seeking noteholder consent. In the event the ECN is redeemed by the issuer on its initial redemption date, investors receive a premium step-up rate, which is based on the ECNs rating at the time. If the notes are not redeemed on the initial redemption date, they will bear interest from the initial redemption date to the maturity date of the note at a floating rate of interest (this interest serves as a penalty yield for the issuer and a premium paid to the investor).

     The ability of the issuer to exercise its option to extend the ECN beyond the initial redemption date can expose investors to interest rate risks, liquidity risks, credit risks and mark-to-market risks. Proponents of ECNs, however, argue that the punitive interest rate which applies if the ECN is extended beyond its initial redemption date will discourage issuers from extending the notes. Proponents further argue that the reputation risk associated with the decision to extend an ECN obligation will prevent issuers from extending the notes, provided that the issuer is not in extreme financial distress. The Money Market Fund will perform due diligence from both a credit and portfolio structure perspective before investing in ECNs.

REAL  ESTATE  INVESTMENT  TRUSTS

     Although no Fund will invest in real estate directly, certain Funds may invest in securities of real estate investment trusts ("REITs") and other real estate industry companies or companies with substantial real estate investments and, as a result, such Fund may be subject to certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include, among others: possible declines in the value of real estate; possible lack of availability of mortgage funds; extended vacancies of properties; risks related to general and local economic conditions; overbuilding; increases in competition, property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; and changes in interest rates.

     REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Hybrid REITs combine the investment strategies of Equity REITs and Mortgage REITs. REITs are not taxed on income distributed to shareholders provided they comply with several requirements of Internal Revenue Code, as amended (the "Code").

CONVERTIBLE  SECURITIES

     Convertible securities are bonds, debentures, notes, preferred stocks, or other securities that may be converted into or exchanged for a specified amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. Convertible securities have general characteristics similar to both debt obligations and equity securities. The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, the credit standing of the issuer and other factors. The market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. The conversion value of a convertible security is determined by the market price of the underlying common stock. The market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock and therefore will react to variations in the general market for equity securities. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

     A convertible security entitles the holder to receive interest normally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged.
Convertible securities have unique investment characteristics in that they generally (i) have higher yields than common stocks, but lower yields than comparable non-convertible securities, (ii) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics, and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases. Most convertible securities currently are issued by U.S. companies, although a substantial Eurodollar convertible securities market has developed, and the markets for convertible securities denominated in local currencies are increasing.

     A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security held by a Fund is called for redemption, a Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock, or sell it to a third party.

     Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, generally enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock of the same issuer. Because of the subordination feature, however, convertible securities typically are rated below investment grade or are not rated.

     Certain Funds may also invest in zero coupon convertible securities. Zero coupon convertible securities are debt securities which are issued at a discount to their face amount and do not entitle the holder to any periodic payments of interest prior to maturity. Rather, interest earned on zero coupon convertible securities accretes at a stated yield until the security reaches its face amount at maturity. Zero coupon convertible securities are convertible into a specific number of shares of the issuer's common stock. In addition, zero coupon convertible securities usually have put features that provide the holder with the opportunity to sell the securities back to the issuer at a stated price before maturity. Generally, the prices of zero coupon convertible securities may be more sensitive to market interest rate fluctuations then conventional convertible securities.

WARRANTS

     Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance), on a specified date, during a specified period, or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants acquired by a Fund in units or attached to securities are not subject to these restrictions. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

PREFERRED  STOCK

     Preferred stocks, like debt obligations, are generally fixed-income securities. Shareholders of preferred stocks normally have the right to receive dividends at a fixed rate when and as declared by the issuer's board of directors, but do not participate in other amounts available for distribution by the issuing corporation. Dividends on the preferred stock may be cumulative, and all cumulative dividends usually must be paid prior to common shareholders receiving any dividends. Because preferred stock dividends must be paid before common stock dividends, preferred stocks generally entail less risk than common stocks. Upon liquidation, preferred stocks are entitled to a specified liquidation preference, which is generally the same as the par or stated value, and are senior in right of payment to common stock. Preferred stocks are, however, equity securities in the sense that they do not represent a liability of the issuer and, therefore, do not offer as great a degree of protection of capital or assurance of continued income as investments in corporate debt securities. Preferred stocks are generally subordinated in right of payment to all debt obligations and creditors of the issuer, and convertible preferred stocks may be subordinated to other preferred stock of the same issuer.

SHORT  SELLING  OF  SECURITIES

     In a short sale of securities, a Fund sells stock which it does not own, making delivery with securities "borrowed" from a broker. The Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. This price may or may not be less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender any dividends or interest which accrue during the period of the loan. In order to borrow the security, the Fund may also have to pay a fee which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

     A Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. A Fund will realize a gain if the security declines in price between those two dates. The amount of any gain will be decreased and the amount of any loss will be increased by any interest the Fund may be required to pay in connection with the short sale.

     In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. A Fund must deposit in a segregated account an amount of cash or liquid assets equal to the difference between (a) the market value of securities sold short at the time that they were sold short and (b) the value of the collateral deposited with the broker in connection with the short sale (not including the proceeds from the short sale). While the short position is open, the Fund must maintain on a daily basis the segregated account at such a level that (1) the amount deposited in it plus the amount deposited with the broker as collateral equals the current market value of the securities sold short and (2) the amount deposited in it plus the amount deposited with the broker as collateral is not less than the market value of the securities at the time they were sold short.

     A Fund may also engage in short sales if at the time of the short sale the Fund owns or has the right to obtain without additional cost an equal amount of the security being sold short. This investment technique is known as a short sale "against the box." The Funds do not intend to engage in short sales against the box for investment purposes. A Fund may, however, make a short sale as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund (or a security convertible or exchangeable for such security), or when the Fund wants to sell the security at an attractive current price. In such case, any future losses in the Fund's long position should be offset by a gain in the short position and, conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount the Fund owns. There will be certain additional transaction costs associated with short sales against the box, but the Fund will endeavor to offset these costs with the income from the investment of the cash proceeds of short sales.

RESTRICTED,  NON-PUBLICLY  TRADED  AND  ILLIQUID  SECURITIES

     A  Fund  may  not  invest  more than 15% (10% for the Gartmore Money Market
Fund) of its net assets, in the aggregate, in illiquid securities, including repurchase agreements which have a maturity of longer than seven days, time deposits maturing in more than seven days and securities that are illiquid because of the absence of a readily available market or legal or contractual restrictions on resale or other factors limiting the marketability of the security. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.

     Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Unless subsequently registered for sale, these securities can only be sold in privately negotiated transactions or pursuant to an exemption from registration. Investment companies do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities, and an investment company might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. An investment company might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

     In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments. The SEC has adopted Rule 144A which allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers.

     Any such restricted securities will be considered to be illiquid for purposes of a Fund's limitations on investments in illiquid securities unless, pursuant to procedures adopted by the Board of Trustees of the Trust, the Fund's adviser or subadviser has determined such securities to be liquid because such securities are eligible for resale pursuant to Rule 144A and are readily saleable. To the extent that qualified institutional buyers may become uninterested in purchasing Rule 144A securities, the Fund's level of illiquidity may increase.

     Some Funds may sell over-the-counter ("OTC") options and, in connection therewith, segregate assets or cover its obligations with respect to OTC options written by the Fund. The assets used as cover for OTC options written by a Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

     The applicable subadviser or adviser will monitor the liquidity of restricted securities in the portion of a Fund it manages. In reaching liquidity decisions, the following factors are considered: (A) the unregistered nature of the security; (B) the frequency of trades and quotes for the security; (C) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (D) dealer undertakings to make a market in the security and (E) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

     Private Placement Commercial Paper. Commercial paper eligible for resale under Section 4(2) of the Securities Act is offered only to accredited investors. Rule 506 of Regulation D in the Securities Act lists investment companies as an accredited investor.

     Section 4(2) paper not eligible for resale under Rule 144A under the Securities Act shall be deemed liquid if (1) the Section 4(2) paper is not traded flat or in default as to principal and interest; (2) the Section 4(2) paper is rated in one of the two highest rating categories by at least two NRSROs, or if only NRSRO rates the security, it is rated in one of the two highest categories by that NRSRO; and (3) the Fund's adviser or subadviser believes that, based on the trading markets for such security, such security can be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the security.

BORROWING

     A Fund may borrow money from banks, limited by SEC rules to 33-1/3% of its total assets (including the amount borrowed), and may engage in mortgage dollar roll and reverse repurchase agreements which may be considered a form of borrowing. In addition, a Fund may borrow up to an additional 5% of its total assets from banks for temporary or emergency purposes. Except as described below for the Nationwide Small Cap Index Fund, Nationwide Mid Cap Market Index Fund, Nationwide International Index Fund and Nationwide Bond Index Fund (collectively, the "Index Funds"), a Fund will not purchase securities when bank borrowings exceed 5% of such Fund's total assets.

     Each Fund expects that its borrowings will be on a secured basis. In such situations, either the custodian will segregate the pledged assets for the benefit of the lender or arrangements will be made with a suitable subcustodian, which may include the lender. The Funds have established a line-of-credit ("LOC") with their custodian by which they may borrow for temporary or emergency purposes. The Funds intend to use the LOC to meet large or unexpected redemptions that would otherwise force a Fund to liquidate securities under circumstances which are unfavorable to a Fund's remaining shareholders.

     Leverage and the Index Funds. The use of leverage by an Index Fund creates an opportunity for greater total return, but, at the same time, creates special risks. For example, leveraging may exaggerate changes in the net asset value of Fund shares and in the yield on an Index Fund's portfolio. Although the principal of such borrowings will be fixed, a Fund's assets may change in value during the time the borrowings are outstanding. Borrowings will create interest expenses for the Fund which can exceed the income from the assets purchased with the borrowings. To the extent the income or capital appreciation derived from securities purchased with borrowed funds exceeds the interest a Fund will have to pay on the borrowings, the Fund's return will be greater than if leverage had not been used. Conversely, if the income or capital appreciation from the securities purchased with such borrowed funds is not sufficient to cover the cost of borrowing, the return to a Fund will be less than if leverage had not been used, and therefore the amount available for distribution to shareholders as dividends and other distributions will be reduced. In the latter case, FAM in its best judgment nevertheless may determine to maintain a Fund's leveraged position if it expects that the benefits to the Fund's shareholders of maintaining the leveraged position will outweigh the current reduced return.

     Certain types of borrowings by a Fund may result in the Fund being subject to covenants in credit agreements relating to asset coverage, portfolio composition requirements and other matters. It is not anticipated that observance of such covenants would impede FAM from managing a Fund's portfolio in accordance with the Fund's investment objectives and policies. However, a breach of any such covenants not cured within the specified cure period may result in acceleration of outstanding indebtedness and require a Fund to dispose of portfolio investments at a time when it may be disadvantageous to do so.

     A Fund at times may borrow from affiliates of FAM, provided that the terms of such borrowings are no less favorable than those available from comparable sources of funds in the marketplace.

DERIVATIVE  INSTRUMENTS

     A Fund's adviser or subadviser may use a variety of derivative instruments, including options, futures contracts (sometimes referred to as "futures"), options on futures contracts, stock index options, forward currency contracts, swaps and structured contracts, to hedge a Fund's portfolio or for risk management or for any other permissible purposes consistent with that Fund's investment objective. Derivative instruments are securities or agreements whose value is based on the value of some underlying asset (e.g., a security, currency or index) or the level of a reference index.

     Derivatives generally have investment characteristics that are based upon either forward contracts (under which one party is obligated to buy and the other party is obligated to sell an underlying asset at a specific price on a specified date) or option contracts (under which the holder of the option has the right but not the obligation to buy or sell an underlying asset at a specified price on or before a specified date). Consequently, the change in value of a forward-based derivative generally is roughly proportional to the change in value of the underlying asset. In contrast, the buyer of an option-based derivative generally will benefit from favorable movements in the price of the underlying asset but is not exposed to the corresponding losses that result from adverse movements in the value of the underlying asset. The seller (writer) of an option-based derivative generally will receive fees or premiums but generally is exposed to losses resulting from changes in the value of the underlying asset. Derivative transactions may include elements of leverage and, accordingly, the fluctuation of the value of the derivative transaction in relation to the underlying asset may be magnified.

     The use of these instruments is subject to applicable regulations of the SEC, the several options and futures exchanges upon which they may be traded, and the Commodity Futures Trading Commission ("CFTC").

     Special Risks of Derivative Instruments. The use of derivative instruments involves special considerations and risks as described below. Risks pertaining to particular instruments are described in the sections that follow.

(1) Successful use of most of these instruments depends upon a Fund's adviser's or subadviser's ability to predict movements of the overall securities and currency markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy adopted will succeed.

(2) There might be imperfect correlation, or even no correlation, between price movements of an instrument and price movements of investments being hedged. For example, if the value of an instrument used in a short hedge (such as writing a call option, buying a put option, or selling a futures contract) increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded. The effectiveness of hedges using instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the investments being hedged, as well as, how similar the index is to the portion of the Fund's assets being hedged in terms of securities composition.

(3) Hedging strategies, if successful, can reduce the risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if a Fund entered into a short hedge because a Fund's adviser or subadviser projected a decline in the price of a security in the Fund's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the instrument. Moreover, if the price of the instrument declined by more than the increase in the price of the security, a Fund could suffer a loss.

(4) As described below, a Fund might be required to maintain assets as "cover," maintain segregated accounts, or make margin payments when it takes positions in these instruments involving obligations to third parties (i.e., instruments other than purchased options). If the Fund were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund's ability to close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction ("counter party") to enter into a transaction closing out the position. Therefore, there is no assurance that any hedging position can be closed out at a time and price that is favorable to the Fund.

     For a discussion of the federal income tax treatment of a Fund's derivative instruments, see "Additional General Tax Information For All Funds" below.

     Options. A Fund may purchase or write put and call options on securities and indices, and may purchase options on foreign currencies, and enter into closing transactions with respect to such options to terminate an existing position. The purchase of call options serves as a long hedge, and the purchase of put options serves as a short hedge. Writing put or call options can enable a Fund to enhance income by reason of the premiums paid by the purchaser of such options. Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised, and the Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option. All or a portion of any assets used as cover for OTC options written by a Fund would be considered illiquid to the extent described under "Restricted, Non-Publicly Traded and Illiquid Securities" above. Writing put options serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised, and the Fund will be obligated to purchase the security at more than its market value.

     The value of an option position will reflect, among other things, the historical price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the exercise price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. Options used by a Fund may include European-style options, which can only be exercised at expiration. This is in contrast to American-style options which can be exercised at any time prior to the expiration date of the option.

     A Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, a Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, a Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.

     A Fund may purchase or write both OTC options and options traded on foreign and U.S. exchanges. Exchange-traded options are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. OTC options are contracts between the Fund and the counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when the Fund purchases or writes an OTC option, it relies on the counter party to make or take delivery of the underlying investment upon exercise of the option. Failure by the counter party to do so would result in the loss of any premium paid by the fund as well as the loss of any expected benefit of the transaction.

     A Fund's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. A Fund intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. Although a Fund will enter into OTC options only with counterparties that are expected to be capable of entering into closing transactions with a Fund, there is no assurance that such Fund will in fact be able to close out an OTC option at a favorable price prior to expiration. In the event of insolvency of the counter party, a Fund might be unable to close out an OTC option position at any time prior to its expiration.

     If a Fund is unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because the Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.

     A Fund may engage in options transactions on indices in much the same manner as the options on securities discussed above, except that index options may serve as a hedge against overall fluctuations in the securities markets in general.

     The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between the options and securities markets may detract from the effectiveness of attempted hedging.

     Transactions using OTC options (other than purchased options) expose a Fund to counter party risk. To the extent required by SEC guidelines, a Fund will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, other options, or futures or (2) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (1) above. A Fund will also set aside cash and/or appropriate liquid assets in a segregated custodial account if required to do so by the SEC and CFTC regulations. Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund's assets to segregated accounts as a cover could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

     Spread Transactions. A Fund may purchase covered spread options from securities dealers. Such covered spread options are not presently exchange-listed or exchange-traded. The purchase of a spread option gives a Fund the right to put, or sell, a security that it owns at a fixed dollar spread or fixed yield spread in relationship to another security that the Fund does not own, but which is used as a benchmark. The risk to a Fund in purchasing covered spread options is the cost of the premium paid for the spread option and any transaction costs. In addition, there is no assurance that closing transactions will be available. The purchase of spread options will be used to protect a Fund against adverse changes in prevailing credit quality spreads, i.e., the yield spread between high quality and lower quality securities. Such protection is only provided during the life of the spread option.

     Futures Contracts. Certain Funds may enter into futures contracts, including interest rate, index, and currency futures and purchase and write
(sell) related options. The purchase of futures or call options thereon can serve as a long hedge, and the sale of futures or the purchase of put options thereon can serve as a short hedge. Writing covered call options on futures contracts can serve as a limited short hedge, and writing covered put options on futures contracts can serve as a limited long hedge, using a strategy similar to that used for writing covered options in securities. A Fund's hedging may include purchases of futures as an offset against the effect of expected increases in securities prices or currency exchange rates and sales of futures as an offset against the effect of expected declines in securities prices or currency exchange rates. A Fund may write put options on futures contracts while at the same time purchasing call options on the same futures contracts in order to create synthetically a long futures contract position. Such options would have the same strike prices and expiration dates. A Fund will engage in this strategy only when a Fund's adviser or a subadviser believes it is more advantageous to a Fund than is purchasing the futures contract.

     To the extent required by regulatory authorities, a Fund will only enter into futures contracts that are traded on U.S. or foreign exchanges or boards of trade approved by the CFTC and are standardized as to maturity date and underlying financial instrument. These transactions may be entered into for "bona fide hedging" purposes as defined in CFTC regulations and other permissible purposes including increasing return and hedging against changes in the value of portfolio securities due to anticipated changes in interest rates, currency values and/or market conditions.

     A Fund will not enter into futures contracts and related options for other than "bona fide hedging" purposes for which the aggregate initial margin and premiums required to establish positions exceed 5% of the Fund's net asset value after taking into account unrealized profits and unrealized losses on any such contracts it has entered into. There is no overall limit on the percentage of a Fund's assets that may be at risk with respect to futures activities. Although techniques other than sales and purchases of futures contracts could be used to reduce a Fund's exposure to market, currency, or interest rate fluctuations, such Fund may be able to hedge its exposure more effectively and perhaps at a lower cost through using futures contracts.

     A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., debt security) or currency for a specified price at a designated date, time, and place. An index futures contract is an agreement pursuant to which the parties agree to take or make delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day of the contract and the price at which the index futures contract was originally written. Transactions costs are incurred when a futures contract is bought or sold and margin deposits must be maintained. A futures contract may be satisfied by delivery or purchase, as the case may be, of the instrument, the currency, or by payment of the change in the cash value of the index. More commonly, futures contracts are closed out prior to delivery by entering into an offsetting transaction in a matching futures contract. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of those securities is made. If the offsetting purchase price is less than the original sale price, a Fund realizes a gain; if it is more, a Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, a Fund realizes a gain; if it is less, a Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If a Fund is not able to enter into an offsetting transaction, that Fund will continue to be required to maintain the margin deposits on the futures contract.

     No price is paid by a Fund upon entering into a futures contract. Instead, at the inception of a futures contract, the Fund is required to deposit in a segregated account with its custodian, in the name of the futures broker through whom the transaction was effected, "initial margin" consisting of cash, U.S. Government securities or other liquid obligations, in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to a Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

     Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures position varies, a process known as "marking to market." Variation margin does not involve borrowing, but rather represents a daily settlement of a Fund's obligations to or from a futures broker. When a Fund purchases an option on a future, the premium paid plus transaction costs is all that is at risk. In contrast, when a Fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If a Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous. Purchasers and sellers of futures positions and options on futures can enter into offsetting closing transactions by selling or purchasing, respectively, an instrument identical to the instrument held or written. Positions in futures and options on futures may be closed only on an exchange or board of trade on which they were entered into (or through a linked exchange). Although the Funds intend to enter into futures transactions only on exchanges or boards of trade where there appears to be an active market, there can be no assurance that such a market will exist for a particular contract at a particular time.

     Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a future or option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

     If a Fund were unable to liquidate a futures or option on a futures contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses, because it would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain cash or securities in a segregated account.

     Certain characteristics of the futures market might increase the risk that movements in the prices of futures contracts or options on futures contracts might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the futures and options on futures contracts markets are subject to daily variation margin calls and might be compelled to liquidate futures or options on futures contracts positions whose prices are moving unfavorably to avoid being subject to further calls.
These liquidations could increase price volatility of the instruments and distort the normal price relationship between the futures or options and the investments being hedged. Also, because initial margin deposit requirements in the futures markets are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the future markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

     Structured Products. A Fund may use structured products to hedge its portfolio. Structured products generally are individually negotiated agreements and may be traded over-the-counter. They are organized and operated to restructure the investment characteristics of the underlying security. This restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, or specified instruments (such as commercial bank loans) and the issuance by that entity or one or more classes of securities ("structured securities") backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments.

     With respect to structured products, because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Investments in structured securities are generally of a class that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Structured securities are typically sold in private placement transactions, and there is currently no active trading market for these securities. See also, "Description Of Portfolio Instruments And Investment Policies - Restricted, Non-Publicly Traded and Illiquid Securities."

     Swap Agreements. A Fund may enter into interest rate, securities index, commodity, or security and currency exchange rate swap agreements for any lawful purpose consistent with such Fund's investment objective, such as for the purpose of attempting to obtain or preserve a particular desired return or spread at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return or spread. A Fund also may enter into swaps in order to protect against an increase in the price of, or the currency exchange rate applicable to, securities that the Fund anticipates purchasing at a later date. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to several years. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. Swap agreements may include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; interest rate floors under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

     The "notional amount" of the swap agreement is the agreed upon basis for calculating the obligations that the parties to a swap agreement have agreed to exchange. Under most swap agreements entered into by a Fund, the obligations of the parties would be exchanged on a "net basis." Consequently, a Fund's obligation (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). A Fund's obligation under a swap agreement will be accrued daily (offset against amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash or liquid assets.

     Whether a Fund's use of swap agreements will be successful in furthering its investment objective will depend, in part, on a Fund's adviser's or subadviser's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The swaps market is largely unregulated.

     A Fund will enter swap agreements only with counterparties that a Fund's adviser or subadviser reasonably believes are capable of performing under the swap agreements. If there is a default by the other party to such a transaction, a Fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction.

     Foreign Currency-Related Derivative Strategies - Special Considerations. A Fund may use options and futures and options on futures on foreign currencies and forward currency contracts to hedge against movements in the values of the foreign currencies in which a Fund's securities are denominated. A Fund may engage in currency exchange transactions to protect against uncertainty in the level of future exchange rates and may also engage in currency transactions to increase income and total return. Such currency hedges can protect against price movements in a security the Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.

     A Fund might seek to hedge against changes in the value of a particular currency when no hedging instruments on that currency are available or such hedging instruments are more expensive than certain other hedging instruments. In such cases, a Fund may hedge against price movements in that currency by entering into transactions using hedging instruments on another foreign currency or a basket of currencies, the values of which a subadviser believes will have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the hedging instrument will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.

     The value of derivative instruments on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such hedging instruments, a Fund could be disadvantaged by having to deal in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

     There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the derivative instruments until they reopen.

     Settlement of derivative transactions involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, a Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

     Permissible foreign currency options will include options traded primarily in the OTC market. Although options on foreign currencies are traded primarily in the OTC market, a Fund will normally purchase OTC options on foreign currency only when a Fund's adviser or subadviser believes a liquid secondary market will exist for a particular option at any specific time.

FORWARD  CURRENCY  CONTRACTS

     A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

     At or before the maturity of a forward contract, a Fund may either sell a portfolio security and make delivery of the currency, or retain the security and fully or partially offset its contractual obligation to deliver the currency by purchasing a second contract. If a Fund retains the portfolio security and engages in an offsetting transaction, the Fund, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward contract prices.

     The precise matching of forward currency contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the foreign currency contract has been established. Thus, the Fund might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

     Currency Hedging. While the values of forward currency contracts, currency options, currency futures and options on futures may be expected to correlate with exchange rates, they will not reflect other factors that may affect the value of a Fund's investments. A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect a Fund against price decline if the issuer's creditworthiness deteriorates. Because the value of a Fund's investments denominated in foreign currency will change in response to many factors other than exchange rates, a currency hedge may not be entirely successful in mitigating changes in the value of a Fund's investments denominated in that currency over time.

     A decline in the dollar value of a foreign currency in which a Fund's securities are denominated will reduce the dollar value of the securities, even if their value in the foreign currency remains constant. The use of currency hedges does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. In order to protect against such diminutions in the value of securities it holds, a Fund may purchase put options on the foreign currency. If the value of the currency does decline, the Fund will have the right to sell the currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its securities that otherwise would have resulted. Conversely, if a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby potentially increasing the cost of the securities, a Fund may purchase call options on the particular currency. The purchase of these options could offset, at least partially, the effects of the adverse movements in exchange rates. Although currency hedges limit the risk of loss due to a decline in the value of a hedged currency, at the same time, they also limit any potential gain that might result should the value of the currency increase.

     A Fund may enter into foreign currency exchange transactions to hedge its currency exposure in specific transactions or portfolio positions. Transaction hedging is the purchase or sale of forward currency with respect to specific receivables or payables of a Fund generally accruing in connection with the purchase or sale of its portfolio securities. Position hedging is the sale of forward currency with respect to portfolio security positions. A Fund may not position hedge to an extent greater than the aggregate market value (at the time of making such sale) of the hedged securities.

SECURITIES  OF  INVESTMENT  COMPANIES

     To the extent permitted by the 1940 Act, a Fund may generally invest up to 10% of its total assets, calculated at the time of investment, in the securities of other investment companies. No more than 5% of a Fund's total assets may be invested in the securities of any one investment company nor may it acquire more than 3% of the voting securities of any other investment company. However, as described above, each of the Investor Destinations Funds may invest up to 100% of its assets in other investment companies. A Fund will indirectly bear its proportionate share of any management fees paid by an investment company in which it invests in addition to the advisory fee paid by the Fund. Some of the countries in which a Fund may invest may not permit direct investment by outside investors. Investments in such countries may only be permitted through foreign government-approved or government-authorized investment vehicles, which may include other investment companies.

     SPDRs and other Exchange Traded Funds. A Fund may invest in Standard & Poor's Depository Receipts ("SPDRs") and in shares of other exchange traded funds (collectively, "ETFs"). SPDRs are interests in unit investment trusts. Such investment trusts invest in a securities portfolio that includes substantially all of the common stocks (in substantially the same weights) as the common stocks included in a particular Standard & Poor's Index such as the S&P 500. SPDRs are traded on the American Stock Exchange, but may not be redeemed. The results of SPDRs will not match the performance of the designated S&P Index due to reductions in the SPDRs' performance attributable to transaction and other expenses, including fees paid by the SPDR to service providers. SPDRs distribute dividends on a quarterly basis.

     ETF's, including SPDRs, are not actively managed. Rather, an ETF's objective is to track the performance of a specified index. Therefore, securities may be purchased, retained and sold by ETFs at times when an actively managed trust would not do so. As a result, you can expect greater risk of loss (and a correspondingly greater prospect of gain) from changes in the value of the securities that are heavily weighted in the index than would be the case if the ETF was not fully invested in such securities. Because of this, an ETF's price can be volatile, and a Fund may sustain sudden, and sometimes substantial, fluctuations in the value of its investment in such ETF.

FLOATING  AND  VARIABLE  RATE  INSTRUMENTS

     Floating or variable rate obligations bear interest at rates that are not fixed, but vary with changes in specified market rates or indices, such as the prime rate, or at specified intervals. The interest rate on floating-rate securities varies with changes in the underlying index (such as the Treasury bill rate), while the interest rate on variable or adjustable rate securities changes at preset times based upon an underlying index. Certain of the floating or variable rate obligations that may be purchased by the Funds may carry a demand feature that would permit the holder to tender them back to the issuer of the instrument or to a third party at par value prior to maturity.

     Some of the demand instruments purchased by a Fund may not be traded in a secondary market and derive their liquidity solely from the ability of the holder to demand repayment from the issuer or third party providing credit support. If a demand instrument is not traded in a secondary market, the Fund will nonetheless treat the instrument as "readily marketable" for the purposes of its investment restriction limiting investments in illiquid securities unless the demand feature has a notice period of more than seven days in which case the instrument will be characterized as "not readily marketable" and therefore illiquid.

     Such obligations include variable rate master demand notes, which are unsecured instruments issued pursuant to an agreement between the issuer and the holder that permit the indebtedness thereunder to vary and to provide for periodic adjustments in the interest rate. A Fund will limit its purchases of floating and variable rate obligations to those of the same quality as it is otherwise allowed to purchase. A Fund's adviser or subadviser will monitor on an ongoing basis the ability of an issuer of a demand instrument to pay principal and interest on demand.

     A Fund's right to obtain payment at par on a demand instrument could be affected by events occurring between the date the Fund elects to demand payment and the date payment is due that may affect the ability of the issuer of the instrument or third party providing credit support to make payment when due, except when such demand instruments permit same day settlement. To facilitate settlement, these same day demand instruments may be held in book entry form at a bank other than a Fund's custodian subject to a subcustodian agreement approved by the Fund between that bank and the Fund's custodian.

ZERO COUPON SECURITIES, PAY-IN-KIND BONDS ("PIK BONDS") AND DEFERRED PAYMENT SECURITIES

     Zero coupon securities are debt securities that pay no cash income but are sold at substantial discounts from their value at maturity. When a zero coupon security is held to maturity, its entire return, which consists of the amortization of discount, comes from the difference between its purchase price and its maturity value. This difference is known at the time of purchase, so that investors holding zero coupon securities until maturity know at the time of their investment what the expected return on their investment will be. Zero coupon securities may have conversion features. PIK bonds pay all or a portion of their interest in the form of debt or equity securities. Deferred payment securities are securities that remain zero coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals. Deferred payment securities are often sold at substantial discounts from their maturity value.

     Zero coupon securities, PIK bonds and deferred payment securities tend to be subject to greater price fluctuations in response to changes in interest rates than are ordinary interest-paying debt securities with similar maturities. The value of zero coupon securities appreciates more during periods of declining interest rates and depreciates more during periods of rising interest rates than ordinary interest-paying debt securities with similar maturities. Zero coupon securities, PIK bonds and deferred payment securities may be issued by a wide variety of corporate and governmental issuers. Although these instruments are generally not traded on a national securities exchange, they are widely traded by brokers and dealers and, to such extent, will not be considered illiquid for the purposes of a Fund's limitation on investments in illiquid securities.

LOAN  PARTICIPATIONS  AND  ASSIGNMENTS

     Loan Participations typically will result in a Fund having a contractual relationship only with the lender, not with the borrower. A Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Loan Participations, a Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and a Fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a Fund will assume the credit risk of both the borrower and the lender that is selling the Participation. In the event of the insolvency of the lender selling a Participation, a Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower. A Fund will acquire Loan Participations only if the lender interpositioned between the Fund and the borrower is determined by the applicable subadviser to be creditworthy. When a Fund purchases Assignments from lenders, the Fund will acquire direct rights against the borrower on the loan, except that under certain circumstances such rights may be more limited than those held by the assigning lender.

     A Fund may have difficulty disposing of Assignments and Loan Participations. Because the market for such instruments is not highly liquid, the Fund anticipates that such instruments could be sold only to a limited number of institutional investors. The lack of a highly liquid secondary market may have an adverse impact on the value of such instruments and will have an adverse impact on the Fund's ability to dispose of particular Assignments or Loan Participations in response to a specific economic event, such as deterioration in the creditworthiness of the borrower.

     In valuing a Loan Participation or Assignment held by a Fund for which a secondary trading market exists, the Fund will rely upon prices or quotations provided by banks, dealers or pricing services. To the extent a secondary trading market does not exist, the Fund's Loan Participations and Assignments will be valued in accordance with procedures adopted by the Board of Trustees, taking into consideration, among other factors: (i) the creditworthiness of the borrower under the loan and the lender; (ii) the current interest rate; period until next rate reset and maturity of the loan; (iii) recent prices in the market for similar loans; and (iv) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

MORTGAGE  DOLLAR  ROLLS  AND  REVERSE  REPURCHASE  AGREEMENTS

     A Fund may engage in reverse repurchase agreements to facilitate portfolio liquidity, a practice common in the mutual fund industry, or for arbitrage transactions discussed below. In a reverse repurchase agreement, a Fund would sell a security and enter into an agreement to repurchase the security at a specified future date and price. A Fund generally retains the right to interest and principal payments on the security. Since a Fund receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing (see "Borrowing"). When required by guidelines of the SEC, a Fund will set aside permissible liquid assets in a segregated account to secure its obligations to repurchase the security. At the time a Fund enters into a reverse repurchase agreement, it will establish and maintain a segregated account with an approved custodian containing liquid securities having a value not less than the repurchase price (including accrued interest). The assets contained in the segregated account will be marked-to-market daily and additional assets will be placed in such account on any day in which the assets fall below the repurchase price (plus accrued interest). A Fund's liquidity and ability to manage its assets might be affected when it sets aside cash or portfolio securities to cover such commitments. Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund's obligation to repurchase the securities, and the Fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such determination. Reverse repurchase agreements are considered to be borrowings under the 1940 Act.

     Mortgage dollar rolls are arrangements in which a Fund would sell mortgage-backed securities for delivery in the current month and simultaneously contract to purchase substantially similar securities on a specified future date. While a Fund would forego principal and interest paid on the mortgage-backed securities during the roll period, the Fund would be compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. A Fund also could be compensated through the receipt of fee income equivalent to a lower forward price. At the time the Fund would enter into a mortgage dollar roll, it would set aside permissible liquid assets in a segregated account to secure its obligation for the forward commitment to buy mortgage-backed securities. Mortgage dollar roll transactions may be considered a borrowing by the Funds. (See "Borrowing")

     Mortgage dollar rolls and reverse repurchase agreements may be used as arbitrage transactions in which a Fund will maintain an offsetting position in investment grade debt obligations or repurchase agreements that mature on or before the settlement date on the related mortgage dollar roll or reverse repurchase agreements. Since a Fund will receive interest on the securities or repurchase agreements in which it invests the transaction proceeds, such transactions may involve leverage. However, since such securities or repurchase agreements will be high quality and will mature on or before the settlement date of the mortgage dollar roll or reverse repurchase agreement, the Fund's adviser or subadviser believes that such arbitrage transactions do not present the risks to the Funds that are associated with other types of leverage.

THE  NATIONWIDE  CONTRACT

     Each of the Investor Destinations Series (except the Gartmore Investor Destinations Aggressive Fund) currently invests in the Nationwide Contract. The Nationwide Contract is a fixed interest contract issued and guaranteed by Nationwide Life Insurance Company ("Nationwide"). This contract has a stable principal value and will pay each such Fund a fixed rate of interest. The fixed interest rate must be at least 3.50%, but may be higher. Nationwide will calculate the interest rate in the same way that it calculates guaranteed interest rates for similar contracts. Because the contract is guaranteed, the Funds receive no more or less than the guaranteed amount and will not directly participate in the actual experience of the assets underlying the contract. Although under certain market conditions a Fund's performance may be hurt by its investment in the Nationwide Contract, GMF believes that the stable nature of the Nationwide Contract should reduce a Fund's volatility and overall risk, especially when the bond and stock markets decline simultaneously.

ADDITIONAL  INFORMATION  CONCERNING  THE  INDICES

     Russell 2000. The Small Cap Index Fund is not promoted, sponsored or endorsed by, not in any way affiliated with Frank Russell Company. Frank Russell Company is not responsible for and has not reviewed the Small Cap Index Fund nor any associated literature or publications and Frank Russell Company makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

     Frank Russell Company reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell 2000 Index. Frank Russell Company has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating the Index.

     Frank Russell Company's publication of the Russell 2000 Index in no way suggests or implies an opinion by Frank Russell Company as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell 2000 is based. Frank Russell Company makes no representation, warranty, or guarantee as to the accuracy, completeness, reliability, or otherwise of the Russell 2000 or any data included in the Russell 2000. Frank Russell Company makes no representation or warranty regarding the use, or the results of use, of the Russell 2000 or any data included therein, or any security (or combination thereof) comprising the Russell 2000. Frank Russell Company makes no other express or implied warranty, and expressly disclaims any warranty, or any kind, including, without means of limitation, any warranty of merchantability or fitness for a particular purpose with respect to the Russell 2000 or any data or any security (or combination thereof) included therein.

     EAFE Index. The EAFE Index is the exclusive property of Morgan Stanley & Co. Incorporated ("Morgan Stanley"). The EAFE Index is a service mark of Morgan Stanley Group Inc.

     The International Index Fund is not sponsored, endorsed, sold or promoted by Morgan Stanley. Morgan Stanley makes no representation or warranty, express or implied, to the owners of shares of the International Index Fund or any member of the public regarding the advisability of investing in securities generally or in the International Index Fund particularly or the ability of the EAFE Index to track general stock market performance. Morgan Stanley is the licensor of certain trademarks, service marks and trade names of Morgan Stanley and of the EAFE Index. Morgan Stanley has no obligation to take the needs of the International Index Fund or the owners of shares of the International Index Fund into consideration in determining, composing or calculating the EAFE Index.
Morgan Stanley is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of shares of the International Index Fund to be issued or in the determination or calculation of the equation by which the shares of the International Index Fund and are redeemable for cash. Morgan Stanley has no obligation or liability to owners of shares of the International Index Fund in connection with the administration, marketing or trading of the International Index Fund.

     Although Morgan Stanley shall obtain information for inclusion in or for use in the calculation of the EAFE Index from sources which Morgan Stanley considers reliable, Morgan Stanley does not guarantee the accuracy and/or the completeness of the EAFE Index or any data included therein. Morgan Stanley makes no warranty, express or implied, as to results to be obtained by licensee, licensee's customers and counterparties, owners of shares of the International Index Fund, or any other person or entity from the use of the EAFE Index or any data included therein in connection with the rights licensed hereunder or for any other use. Morgan Stanley makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the EAFE Index or any data included therein. Without limiting any of the foregoing, in no event shall Morgan Stanley have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

     S&P 500 Index and S&P 400 Index. The Trust, on behalf of the S&P 500 Index Fund, has entered into a licensing agreement which authorizes the Fund to use the trademarks of the McGraw-Hill Companies, Inc.

     Standard & Poor's 500, S&P 500 , Standard & Poor's 400, and S&P 400 are trademarks of The McGraw-Hill Companies, Inc. The S&P 500 Index Fund and the Mid Cap Index Fund are not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc.("S&P"). S&P makes no representation or warranty, expressed or implied, to the shareholders of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the S&P 500 Index or the S&P 400 Index to track general stock market performance. S&P's only relationship to the Funds or the applicable adviser is the licensing of certain trademarks and trade names of S&P and of the S&P 500 and S&P 400 indices which are determined, composed and calculated by S&P without regard to the Funds. S&P has no obligation to take the needs of the Funds or their shareholders into consideration in determining, composing or calculating the S&P 500 and S&P 400 Indices. S&P is not responsible for or has not participated in the determination of the prices and amount of the Funds' shares or the timing of the issuance or sale of Fund shares or in the determination or calculation of the equation by which Fund shares are redeemed. S&P has no obligation or liability in connection with the administration, marketing or trading of the Funds. S&P does not guarantee the accuracy makes no warranty, expressed or implied as to the results to be obtained by the Funds, shareholders of the Funds, or any other person or entity from the use of the S&P 500 or S&P 400 Indices or any data included therein. Without limiting any of the foregoing, in no event shall S&P 500 and S&P 400 Indices have any liability for any special, punitive, indirect, or consequential damages, including lost profits even if notified of the possibility of such damages.

TEMPORARY  INVESTMENTS

     Generally each of the Funds will be fully invested in accordance with its investment objective and strategies. However, pending investment of cash balances, or if a Fund's adviser (or subadviser) believes that business, economic, political or financial conditions warrant, a Fund (except the Gartmore Tax-Free Income Fund), subject to the Fund's permitted investments, may invest without limit in cash or money market cash equivalents, including: (1) short-term U.S. Government securities; (2) certificates of deposit, bankers' acceptances, and interest-bearing savings deposits of commercial banks; (3) prime quality commercial paper; (4) repurchase agreements covering any of the securities in which the Portfolio may invest directly; and (5) subject to the limits of the 1940 Act; shares of other investment companies (which may include affiliates of the Fund) that invest in securities in which the Fund may invest. The Gartmore Tax-Free Income Fund may invest up to 20% of its assets in cash and the taxable money market cash equivalents listed above. Should this occur, a Fund will not be pursuing its investment objective and may miss potential market upswings.

PORTFOLIO  TURNOVER

     The portfolio turnover rate for each Fund is calculated by dividing the lesser of purchases and sales of portfolio securities for the year by the monthly average value of the portfolio securities, excluding securities whose maturities at the time of purchase were one year or less. The portfolio turnover rate for the years ended October 31, 2002 and 2001 were as follows:




FUND                                          2002   2001
Gartmore Millennium Growth Fund1,6                  698.74%
Gartmore US Growth Leaders Fund2                    944.67%
Gartmore Growth Fund3                               210.72%
Nationwide Mid Cap Market Index Fund                119.76%
Nationwide Bond Index Fund                          150.27%
Gartmore Large Cap Value Fund                       156.09%
NorthPointe Small Cap Value Fund                    150.45%
Gartmore Global Technology and
     Communications Funds2,4                        922.33%
Gartmore Emerging Markets Funds2                     97.85%
Gartmore International Growth Fund2                 236.28%
Nationwide Investor Destinations
 Aggressive Fund                                    190.23%
Nationwide Investor Destinations
Moderate Fund                                       258.23%
Nationwide Investor Destinations
Conservative Fund                                   176.59%
Gartmore Bond Fund
Gartmore Global Financial Services Fund
Gartmore Global Health Sciences Fund
Gartmore Global Utilities Fund
Gartmore Government Bond Fund
Gartmore High Yield Bond Fund
Gartmore International Small Cap Growth Fund
Gartmore Investor Destinations Moderately
Aggressive Fund
Gartmore Investor Destinations Moderately
Conservative Fund
Gartmore Micro Cap Equity Fund
Gartmore Mid Cap Growth Fund
Gartmore Money Market Fund
Gartmore Morley Capital Accumulation Fund
Gartmore Morley Enhanced Income Fund
Gartmore Nationwide Leaders Fund
Gartmore Tax-Free Income Fund
Gartmore Nationwide Fund
Gartmore Value Opportunities Fund
Gartmore Worldwide Leaders Fund
Nationwide International Index Fund
Nationwide Large Cap Growth Fund
Nationwide S&P 500 Index Fund
Nationwide Small Cap Fund

---------------
1    The  portfolio turnover for the Fund is expected to normally be about 200%.
2 The portfolio turnover for the Fund was significantly higher during the fiscal year end December 31, 2001 due to an increase in frequent, short-term exchange activity (to profit from day to day fluctuations in a Fund's share price). In an effort to reduce these activities, the Fund has added a short-term trading fee.
3 The portfolio turnover for the Fund increased significantly during the fiscal year ended December 31, 2000 due to a change in portfolio managers and a strategy to increase diversification in the portfolio.
4 It is anticipated that the portfolio turnover for the fund will decrease over the upcoming year and will normally be about 200%.
6 The portfolio turnover for the Fund was significantly higher during the fiscal year end December 31, 2001 due to a reconfiguration of the Fund's portfolio and the addition of a portfolio manager.

INVESTMENT  RESTRICTIONS

     The following are fundamental investment restrictions of each Fund which cannot be changed without the authorization of the majority of the outstanding shares of the Fund for which a change is proposed. The vote of the majority of the outstanding securities means the vote of (A) 67% or more of the voting securities present at such meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy or (B) a majority of the outstanding securities, whichever is less.
Each  of  the  Funds:

- May not (EXCEPT THE GARTMORE U.S. GROWTH LEADERS FUND, GARTMORE ASIA PACIFIC LEADERS FUND, GARTMORE EUROPEAN LEADERS FUND, GARTMORE GLOBAL FINANCIAL SERVICES FUND, GARTMORE GLOBAL UTILITIES FUND, GARTMORE
     NATIONWIDE LEADERS FUND, GARTMORE GLOBAL HEALTH SCIENCES FUND, GARTMORE WORLDWIDE LEADERS FUND, NATIONWIDE GROWTH FOCUS FUND, THE INDEX FUNDS, INVESTOR DESTINATIONS FUNDS, THE S&P 500 INDEX FUND AND GARTMORE GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND) purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, if, immediately after such purchase, more than 5% of the Fund's total assets would be invested in such issuer or the Fund would hold more than 10% of the outstanding voting securities of the issuer, except that 25% or less of the Fund's total assets may be invested without regard to such limitations. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The Gartmore Money Market Fund will be deemed to be in compliance with this restriction so long as it is in compliance with Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time.
- May not borrow money or issue senior securities, except that each Fund may enter into reverse repurchase agreements and may otherwise borrow money and issue senior securities as and to the extent permitted by the 1940 Act or any rule, order or interpretation thereunder.
- May not act as an underwriter of another issuer's securities, except to the extent that the Fund may be deemed an underwriter within the meaning of the Securities Act in connection with the purchase and sale of portfolio securities.
- May not purchase or sell commodities or commodities contracts, except to the extent disclosed in the current Prospectus or Statement of Additional Information of the Fund.
- May not (EXCEPT THE GARTMORE VALUE OPPORTUNITIES FUND, GARTMORE HIGH YIELD BOND FUND, GARTMORE U.S. GROWTH LEADERS FUND, GARTMORE GLOBAL FINANCIAL SERVICES FUND, GARTMORE GLOBAL UTILITIES FUND, GARTMORE GLOBAL HEALTH
     SCIENCES FUND, GARTMORE MORLEY ENHANCED INCOME FUND, THE INDEX FUNDS (EXCEPT THE S&P 500 INDEX FUND), GARTMORE GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND AND THE INVESTOR DESTINATIONS FUNDS) purchase the securities of any issuer if, as a result, 25% or more than (taken at current value) of the Fund's total assets would be invested in the securities of issuers, the principal activities of which are in the same industry. This limitation does not apply to securities issued by the U.S. Government or its agencies or instrumentalities. The following industries are considered separate industries for purposes of this investment restriction: electric, natural gas distribution, natural gas pipeline, combined electric and natural gas, and telephone utilities, captive borrowing conduit, equipment finance, premium finance, leasing finance, consumer finance and other finance. For the Gartmore Tax-Free Income Fund, this limitation does not apply to obligations issued by state, county or municipal governments.
- May not lend any security or make any other loan, except that each Fund may in accordance with its investment objective and policies (i) lend portfolio securities, (ii) purchase and hold debt securities or other debt instruments, including but not limited to loan participations and subparticipations, assignments, and structured securities, (iii) make loans secured by mortgages on real property, (iv) enter into repurchase agreements, and (v) make time deposits with financial institutions and invest in instruments issued by financial institutions, and enter into any other lending arrangement as and to the extent permitted by the 1940 Act or any rule, order or interpretation thereunder. - May not purchase or sell real estate, except that each Fund may (i) acquire real estate through ownership of securities or instruments and sell any real estate acquired thereby, (ii) purchase or sell instruments secured by real estate (including interests therein), and (iii) purchase or sell securities issued by entities or investment vehicles that own or deal in real estate (including interests therein).

THE  S&P  500  INDEX  FUND:

- May not purchase securities of one issuer, other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, if at the end of each fiscal quarter, (a) more than 5% of the Fund's total assets (taken at current value) would be invested in such issuer (except that up to 50% of the Fund's total assets may be invested without regard to such 5% limitation), and (b) more than 25% of its total assets (taken at current value) would be invested in securities of a single issuer. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

THE  INDEX  FUNDS  (EXCEPT THE S&P 500 INDEX FUND) AND THE INVESTOR DESTINATIONS
FUNDS:

- May not purchase the securities of any issuer if, as a result, 25% or more than (taken at current value) of the Fund's total assets would be invested in the securities of issuers, the principal activities of which are in the same industry; provided, that in replicating the weightings of a particular industry in its target index, a Series or Fund may invest more than 25% of its total assets in securities of issuers in that industry.

THE GARTMORE VALUE OPPORTUNITIES FUND, GARTMORE HIGH YIELD BOND FUND AND GARTMORE MORLEY ENHANCED INCOME FUND:

- May not purchase the securities of any issuer if, as a result, 25% or more than (taken at current value) of the Fund's total assets would be invested in the securities of issuers, the principal activities of which are in the same industry; provided, that in replicating the weightings of a particular industry in its target index, a Series or Fund may invest more than 25% of its total assets in securities of issuers in that industry. This limitation does not apply to securities issued by the U.S. Government or its agencies or instrumentalities and obligations issued by state, county or municipal governments. The following industries are considered separate industries for purposes of this investment restriction: electric, natural gas distribution, natural gas pipeline, combined electric and natural gas, and telephone utilities, captive borrowing conduit, equipment finance, premium finance, leasing finance, consumer finance and other finance.

     THE FOLLOWING ARE THE NON-FUNDAMENTAL OPERATING POLICIES OF THE FUNDS WHICH MAY BE CHANGED BY THE BOARD OF TRUSTEES OF THE TRUST WITHOUT SHAREHOLDER
APPROVAL:

     Each  Fund  may  not:

- Sell securities short (except for the Gartmore Long-Short Equity Plus Fund, Gartmore Millennium Growth Fund, Gartmore High Yield Bond Fund and Gartmore U.S. Growth Leaders Fund), unless the Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short or unless it covers such short sales as required by the current rules and positions of the SEC or its staff, and provided that short positions in forward currency contracts, options, futures contracts, options on futures contracts, or other derivative instruments are not deemed to constitute selling securities short. The Gartmore U.S. Growth Leaders Fund may only sell securities short in accordance with the description contained in its Prospectus or in this SAI.
- Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions; and provided that margin deposits in connection with options, futures contracts, options on futures contracts, transactions in currencies or other derivative instruments shall not constitute purchasing securities on margin.
- Purchase or otherwise acquire any security if, as a result, more than 15% (10% with respect to the Gartmore Money Market Fund) of its net assets would be invested in securities that are illiquid. If any percentage restriction or requirement described above is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in net asset value will not constitute a violation of such restriction or requirement. However, should a change in net asset value or other external events cause a Fund's investments in illiquid securities including repurchase agreements with maturities in excess of seven days, to exceed the limit set forth above for such Fund's investment in illiquid securities, a Fund will act to cause the aggregate amount such securities to come within such limit as soon as reasonably practicable. In such event, however, such Fund would not be required to liquidate any portfolio securities where a Fund would suffer a loss on the sale of such securities.
- Pledge, mortgage or hypothecate any assets owned by the Fund in excess of 33 1/3% of the Fund's total assets at the time of such pledging, mortgaging or hypothecating.

     EACH  FUND, EXCEPT THE INDEX FUNDS AND THE INVESTOR DESTINATIONS FUNDS, MAY
NOT:

- Purchase securities of other investment companies except (a) in connection with a merger, consolidation, acquisition, reorganization or offer of exchange, or (b) to the extent permitted by the 1940 Act or any rules or regulations thereunder or pursuant to any exemptions therefrom.

     EACH FUND EXCEPT THE GARTMORE VALUE OPPORTUNITIES FUND, GARTMORE HIGH YIELD BOND FUND, GARTMORE U.S. GROWTH LEADERS FUND, GARTMORE MORLEY ENHANCED INCOME FUND, THE INDEX FUNDS AND THE INVESTOR DESTINATIONS FUNDS MAY NOT:

- Purchase securities when bank borrowings exceed 5% such Fund's total assets.

     In addition to the investment restrictions above, each Fund must be diversified according to Internal Revenue Code requirements. Specifically, at each tax quarter end, each Fund's holdings must be diversified so that (a) at least 50% of the market value of its total assets is represented by cash, cash items (including receivables), U.S. government securities, securities of other U.S. regulated investment companies, and other securities, limited so that no one issuer has a value greater than 5% of the value of the Fund's total assets and that the Fund holds no more than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of the Fund's assets is invested in the securities (other than those of the U.S. Government or other U.S. regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses.

THE  GARTMORE  U.S.  GROWTH  LEADERS  FUND

- Will invest 25% or more of its assets in a group of companies in software and related technology industries.

THE  GARTMORE  GLOBAL  FINANCIAL  SERVICES  FUND:

- Will invest 25% or more of its assets in at least one of the following industry groups: banks and savings and loan institutions and their holding companies, consumer and industrial finance companies, investment banks, insurance brokers, securities brokers and investment advisers, real estate-related companies, leasing companies, and insurance companies, such as property and casualty and life insurance holding companies.

THE  GARTMORE  GLOBAL  UTILITIES  FUND:

- Will invest 25% or more of its assets in at least one of the following industry groups: energy sources; maintenance services; companies that provide infrastructure for utilities; cable television; radio; telecommunications services; transportation services; and water and sanitary services.

THE  GARTMORE  GLOBAL  HEALTH  SCIENCES  FUND:

- Will invest 25% or more of its assets in at least one of the following industry groups: health care; pharmaceuticals; biotechnology; medical supplies and medical devices.

THE  GARTMORE  GLOBAL  TECHNOLOGY  AND  COMMUNICATIONS  FUND:

- Will invest 25% or more of its assets in at least one of the following industry groups: hardware and equipment; information technology; software; consulting and services; consumer electronics; defense technology; broadcasting; and communication equipment

TRUSTEES  AND  OFFICERS  OF  THE  TRUST

MANAGEMENT  INFORMATION

TRUSTEES  WHO  ARE  NOT  INTERESTED  PERSONS (AS DEFINED IN THE 1940 ACT) OF THE
FUNDS




(1)                                (2)            (3)                       (4)                    (5)         (6)
NAME, ADDRESS,                 POSITION(S)      TERM OF           PRINCIPAL OCCUPATION(S)        NUMBER       OTHER
AND AGE                         HELD WITH        OFFICE             DURING PAST 5 YEARS            OF       DIRECTOR-
                                  FUND            WITH                                         PORTFOLIOS     SHIPS
                                                 TRUST                                           IN FUND     HELD BY
                                                 LENGTH                                          COMPLEX    TRUSTEE**
                                                OF TIME                                         OVERSEEN
                                                SERVED*                                        BY TRUSTEE
---------------------------------------------------------------------------------------------------------------------
Charles E. Allen, . . . . . .  Trustee      Since             Mr. Allen is Chairman, Chief             81   None
                                            July 2000         Executive Officer and
8162 E. Jefferson Ave., #15B                                  President of Graimark
Detroit, MI 48214                                             Realty Advisors, Inc.
                                                              (real estate development,
Age 54                                                        investment and asset
                                                              management).
---------------------------------------------------------------------------------------------------------------------

Paula H.J. Cholmondeley . . .  Trustee      Since             Ms. Cholmondeley is                      81   None
                                            July 2000         Vice President and
c/o Sappi Fine Paper                                          General Manager of
225 Franklin Street                                           Special Products at Sappi
Boston, MA 02110                                              Fine Paper North America.
                                                              Prior to 1998, she held
Age 55                                                        various positions with
                                                              Owens Corning, including
                                                              Vice President and General
                                                              Manager of the Residential
                                                              Insulation Division (1997
                                                              to 1998).
---------------------------------------------------------------------------------------------------------------------

C. Brent DeVore . . . . . . .  Trustee      Since 1990        Dr. DeVore is President                  81   None
                                                              of Otterbein College.
111 N. West Street
Westerville, OH 43082

Age 62
---------------------------------------------------------------------------------------------------------------------

Robert M. Duncan. . . . . . .  Trustee      Since             Since 1999, Mr. Duncan                   81   None
                                            April 1997        has worked as an arbitration
1397 Haddon Road                                              and mediation consultant.
Columbus, OH 43209                                            From 1996 to 1999, he was
                                                              Commissioner of the Ohio
Age 75                                                        Elections Commission.
---------------------------------------------------------------------------------------------------------------------

Barbara L. Hennigar . . . . .  Trustee      Since             Retired; Ms. Hennigar is                 81   None
                                            July 2000         the former Chairman of
6363 So. Sicily Way                                           OppenheimerFunds Services
Aurora, CO 80016                                              and Shareholder Services
                                                              Inc. Ms. Hennigar held this
Age 67                                                        position from October 1999
                                                              to June, 2000.  Prior to that,
                                                              she served as President and
                                                              Chief Executive Officer of
                                                              OppenheimerFunds Services.
---------------------------------------------------------------------------------------------------------------------

Thomas J. Kerr, IV. . . . . .  Trustee      Since             Dr. Kerr is President                    81   None
                                            October 1971      Emeritus of Kendall College.
4890 Smoketalk Lane
Westerville, OH 43081

Age 69
---------------------------------------------------------------------------------------------------------------------

Douglas F. Kridler. . . . . .  Trustee      Since             Mr. Kridler is the President             81   None
                                            September, 1997   and Chief Executive
2355 Brixton Road                                             Officer of the Columbus
Columbus, OH 43221                                            Foundation, Columbus,
                                                              OH based (a foundation
Age 46                                                        which manages over 1,000
                                                              individual endowment
                                                              funds). Prior to
                                                              January 31, 2002,
                                                              Mr. Kridler was the
                                                              President of the Columbus
                                                              Association for the
                                                              Performing Arts and
                                                              Chairman of the Greater
                                                              Columbus Convention
                                                              and Visitors Bureau.
---------------------------------------------------------------------------------------------------------------------

Mark Lipson . . . . . . . . .  Trustee      Since                                                      81
                                            January, 2003
[address]

Age [ ]
---------------------------------------------------------------------------------------------------------------------

David C. Wetmore. . . . . . .  Trustee      Since             Mr. Wetmore is the                    81***   None
                                                       1995   Managing Director of
26 Turnbridge Drive                                           Updata Capital, Inc., a
Long Cove Plantation                                          venture capital firm.
Hilton Head, SC 29928

Age 53
---------------------------------------------------------------------------------------------------------------------



* Information provided includes time served as Trustee for the Trust's predecessors (Nationwide Investing Foundation I and Nationwide Investing Foundation II).
** Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the "Exchange Act") or (3) any company subject to the requirements of
     Section  15(d)  of  the  Exchange  Act.
*** Mr. Wetmore also serves as an independent member of the Administrative Committee for The AlphaGen Caelum Fund LLC, The AlphaGen Caelum Fund LDC, The Healthcare Fund LLC and The Healthcare Fund LDC, four hedge funds managed by Gartmore SA Capital Trust ("GSA").

TRUSTEES WHO ARE INTERESTED PERSONS (AS DEFINED IN THE 1940 ACT) AND OFFICERS OF THE FUNDS




(1)                          (2)            (3)                      (4)                    (5)         (6)
NAME, ADDRESS,           POSITION(S)      TERM OF          PRINCIPAL OCCUPATION(S)        NUMBER       OTHER
AND AGE                   HELD WITH        OFFICE            DURING PAST 5 YEARS            OF       DIRECTOR-
                             FUND         - LENGTH                                      PORTFOLIOS     SHIPS
                                          OF TIME                                         IN FUND     HELD BY
                                           SERVED                                         COMPLEX    TRUSTEE**
                                                                                         OVERSEEN
                                                                                        BY TRUSTEE
-------------------------------------------------------------------------------------------------------------
Joseph J. Gasper. . . .  Trustee       Since           Mr. Gasper is a Director,                81   None
                                       July 2000       President and Chief Operating
Nationwide Insurance                                   Officer of Nationwide
 One Nationwide Plaza                                  Financial Services, Inc.*
1-37-06                                                since December 1996 and
Columbus, OH 43215                                     of Nationwide Life and
                                                       Annuity Insurance Company*
Age 59                                                 and Nationwide Life
                                                       Insurance Company* since
                                                       April 1996. Mr. Gasper is
                                                       also Vice Chairman of the
                                                       Board of Directors of the
                                                       managing unitholder of
                                                       GGAMT* and GMF.*
-------------------------------------------------------------------------------------------------------------
Paul J. Hondros . . . .  Trustee and   Since           Mr. Hondros is President              81***   None
                         Chairman      July 2000       and Chief Executive Officer
Gartmore Global                                        of Gartmore Distribution
Investments, Inc.                                      Services, Inc.*, Gartmore
1200 River Road,                                       Investor Services, Inc.*,
Conshohocken, PA 19428                                 Gartmore Morley Capital
                                                       Management, Inc.*,
Age 54                                                 Gartmore Morley Financial
                                                       Services, Inc.,* NorthPointe
                                                       Capital, LLC*,  GGAMT*,
                                                       GGI*, GMF*,and GSA*
                                                       and a Director of Nationwide
                                                       Securities, Inc.* as well as
                                                       several entities within
                                                       Nationwide Financial
                                                       Services, Inc. Prior to that,
                                                       Mr. Hondros served as
                                                       President and Chief
                                                       Operations Officer of
                                                       Pilgrim Baxter and
                                                       Associates, Ltd., an
                                                       investment management
                                                       firm, and its affiliated fixed
                                                       income investment
                                                       management arm, Pilgrim
                                                       Baxter Value Investors, Inc.
                                                       and as Executive Vice
                                                       President to the PBHG
                                                       Funds, PBHG Insurance
                                                       Series Funds and PBHG
                                                       Adviser Funds.

-------------------------------------------------------------------------------------------------------------

Arden L. Shisler. . . .  Trustee       February 2000   Mr. Shisler is President and             81   None
                                                       Chief Executive Officer of
1356 North Wenger Rd.                                  K&B Transport, Inc., a
Dalton, OH 44618                                       trucking firm, Chairman of
                                                       the Board for Nationwide
Age 61                                                 Mutual Insurance Company*
                                                       and a Director of Nationwide
                                                       Financial Services, Inc.*
-------------------------------------------------------------------------------------------------------------
Gerald J. Holland . . .  Treasurer     Since           Mr. Holland is Senior Vice               81   None
                                       March 2001      President - Operations for
Gartmore Global                                        GGI*, GMF* and GSA.*
Investments, Inc.                                      He was Assistant Treasurer
1200 River Road,                                       to the Funds. Prior to
Conshohocken, PA 19428                                 July 2000, he was Vice
                                                       President for First Data
Age 51                                                 Investor Services, an
                                                       investment company
                                                       service provider.
-------------------------------------------------------------------------------------------------------------
Eric Miller . . . . . .  Secretary     Since           Mr. Miller is Vice President,            81   None
                                       December 2002   Associate General Counsel
Gartmore Global                                        for GGI,* GMF,* and GSA.*
Investments, Inc.                                      Prior to December 2002, he
1200 River Road                                        was a Partner with Stradley
Conshohocken, PA 19428                                 Ronon Stevens & Young,
                                                       LLP.
Age __
-------------------------------------------------------------------------------------------------------------

---------------
* This position is held with an affiliated person or principal underwriter of the Funds.
** Directorships held in (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to
     Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
*** Mr. Hondros is also an Administrative Committee Member for The AlphaGen Caelum Fund LLC, The AlphaGen Caelum Fund LDC, The Healthcare Fund LLC and The Healthcare Fund LDC (four hedge funds managed by GSA*).

REPSONSIBILITIES  OF  THE  BOARD  OF  TRUSTEES

     The business and affairs of the Trust are managed under the direction of its Board of Trustees. The Board of Trustees sets and reviews policies regarding the operation of the Trust, and directs the officers to perform the daily functions of the Trust.

BOARD  OF  TRUSTEES  COMMITTEES

     The Board of Trustees has four standing committees: Audit, Pricing and Valuation, Nominating and Board Governance, and Performance.

     The purposes of the Audit Committee are to: (a) oversee the Trust's accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain of its service providers;
(b) oversee the quality and objectivity of the Trust's financial statements and the independent audit thereof; (c) ascertain the independence of the Trust's independent auditors; and (d) act as a liaison between the Trust's independent auditors and the Board. The function of the Audit Committee is oversight; it is management's responsibility to maintain appropriate systems for accounting and internal control, and the independent auditors' responsibility to plan and carry out a proper audit. The independent auditors are ultimately accountable to the Board and the Audit Committee, as representatives of the Trust's shareholders. This Committee met two times during the past fiscal year and consists of the following Trustees: Mr. Allen, Ms. Cholmondeley and Mr. Wetmore, each of whom must have a working knowledge of basic finance and accounting matters and not be interested persons of the Trust, as defined in the 1940 Act.

     The purposes of the Pricing and Valuation Committee are to (a) oversee the implementation and operation of the Trust's Valuation Procedures, applicable to all of the Trust's portfolio securities; and (b) oversee the implementation and operation of the Trust's Rule 2a-7 Procedures, applicable to the Trust's money market fund series. The Pricing and Valuation Committee met four times during the past fiscal year and consists of the following Trustees: Ms. Hennigar, Mr. Kridler and Mr. Shisler.

     The Nominating and Board Governance Committee has the following powers and responsibilities: (1) selection and nomination of all persons for election or appointment as Trustees of the Trust (provided that nominees for independent Trustee are recommended for selection and approval by all of the incumbent independent Trustees then serving on the Board); (2) periodic review of the composition of the Board to determine whether it may be appropriate to add individuals with specific backgrounds, diversity or skill sets; (3) periodic review of Board governance procedures (including the Board's effectiveness, Trustee retirement, Trustee investment in the Funds and the process by which the Trust's principal service providers are evaluated); (4) periodic review of Trustee compensation; (5) review of the responsibilities and composition of each Board committee, as necessary; (6) monitoring of the performance of legal counsel employed by the independent Trustees, supervision of counsel for the independent Trustees and monitoring of the performance of legal counsel to the Trust, in consultation with the Trust's management. The Nominating and Board Governance Committee reports to the full Board with recommendations of any appropriate changes to the Board. This Committee met four times during the past fiscal year and consists of the following Trustees: Dr. DeVore, Mr. Duncan and Dr. Kerr, each of whom are not interested persons of the Trust, as defined in the 1940 Act. The Nominating and Board Governance Committee generally does not consider nominees recommended by shareholders of the Funds.

     The functions of the Performance Committee are to (a) review the kind, scope and format of, and the time periods covered by, the investment performance data and related reports provided to the Board and, if the Committee determines that changes to such data or reports would be appropriate and practicable, the Committee will work with management of the Trust to implement any such changes;
(b) review the investment performance benchmarks and peer groups used in reports delivered to the Board for comparison of investment performance of the Trust's funds and, if the Committee determines that changes to such benchmarks or peer groups would be appropriate, the Committee will work with management to implement any such change; and (c) such other function as the Board may delegate from time to time. The Performance Committee's charter was adopted by the Board on September 19, 2002 and the Committee consists of the following Trustees: Mr. Allen, Ms. Hennigar and Mr. Kridler, each of whom is not an interested person of the Trust, as defined in the 1940 Act.

OWNERSHIP  OF  SHARES  OF  GARTMORE  FUNDS  AS  OF  DECEMBER  31,  2002

All Trustees and Officers of the Trust, as a group, own less than 1% of its outstanding shares.
                                [TO BE CONFIRMED]




(1)                                  (2)                               (3)
NAME OF                     DOLLAR RANGE OF EQUITY          AGGREGATE DOLLAR RANGE OF
TRUSTEE                    SECURITIES AND/OR SHARES    EQUITY SECURITIES AND/OR SHARES IN
                                 IN THE FUNDS          ALL REGISTERED INVESTMENT COMPANIES
                                                          OVERSEEN BY TRUSTEE IN FAMILY
                                                             OF INVESTMENT COMPANIES
Charles E. Allen,. . . .  $1 - $10,000                $1 - $10,000

Paula H.J. Cholmondeley.  NONE                        NONE
C. Brent DeVore. . . . .  OVER $100,000               OVER $100,000

Robert M. Duncan . . . .  OVER $100,000               OVER $100,000

Barbara L. Hennigar. . .  $1 - $10,000                $1 - $10,000


Thomas J. Kerr, IV . . .  OVER $100,000               OVER $100,000

Douglas F. Kridler . . .  $10,001 - $50,000           $ 10,001 - $50,000
..
Mark Lipson. . . . . . .  [TO BE CONFIRMED]           [TO BE CONFIRMED]

David C. Wetmore . . . .  OVER $100,000               OVER $100,000

Joseph J. Gasper . . . .  OVER $100,000               OVER $100,000

Paul J. Hondros. . . . .  OVER $100,000               OVER $100,000

Arden L. Shisler . . . .  $10,001 - $50,000           OVER $100,000


OWNERSHIP IN THE FUND'S INVESTMENT ADVISERS1, SUBADVISERS2 OR DISTRIBUTOR3 AS OF DECEMBER 31, 2001

TRUSTEES  WHO  ARE  NOT  INTERESTED  PERSONS (AS DEFINED IN THE 1940 ACT) OF THE
FUNDS

                                [TO BE CONFIRMED]




(1)                            (2)          (3)        (4)         (5)        (6)
NAME OF                      NAME OF      NAME OF   TITLE OF      VALUE     PERCENT
TRUSTEE                     OWNERS AND    COMPANY   CLASS OF       OF          OF
                          RELATIONSHIPS             SECURITY   SECURITIES    CLASS
                            TO TRUSTEE
Charles E. Allen . . . .  N/A             N/A       N/A        NONE         N/A

Paula H.J. Cholmondeley.  N/A             N/A       N/A        NONE         N/A

C. Brent DeVore. . . . .  N/A             N/A       N/A        NONE         N/A

Robert M. Duncan . . . .  N/A             N/A       N/A        NONE         N/A

Barbara L. Hennigar. . .  N/A             N/A       N/A        NONE         N/A

Thomas J. Kerr, IV . . .  N/A             N/A       N/A        NONE         N/A

Douglas F. Kridler . . .  N/A             N/A       N/A        NONE         N/A

Mark Lipson. . . . . . .  N/A             N/A       N/A        NONE         N/A

David C. Wetmore . . . .  N/A             N/A       N/A        NONE         N/A


---------------
1 Investment Advisers include Garmore Mutual Fund Capital Trust, Gartmore Global Asset Management Trust, Gartmore Morley Capital Management, Inc.
2 Subadvisers include Fund Asset Management, Gartmore Global Partners, Goldman Sachs & Co., INVESCO Management and Research, SSI Investment Management, Inc.., NorthPointe Capital, LLC.
3 Or any company, other than an investment company, that controls a Fund's adviser or distributor.

COMPENSTION  OF  TRUSTEES

     The Trustees receive fees and reimbursement for expenses of attending board meetings from the Trust. Gartmore Mutual Fund Capital Trust (formerly Villanova Mutual Fund Capital Trust) ("GMF"), Gartmore Global Asset Management Trust (formerly Villanova Global Asset Management Trust) ("GGAMT") and Gartmore Morley Capital Management, Inc. (formerly Morley Capital Management, Inc.) ("GMCM"), each, based upon a pro rata share for the Funds for which it acts as investment adviser, reimburse the Trust for fees and expenses paid to Trustees who are interested persons of the Trust and who are employees of an adviser or its affiliates. The Compensation Table below sets forth the total compensation paid to the Trustees of the Trust, before reimbursement of expenses, for the fiscal year ended October 31, 2002. In addition, the table sets forth the total compensation to be paid to the Trustees from all funds in the Gartmore Fund Complex for the twelve months ended October 31, 2002. Trust officers receive no compensation from the Trust in their capacity as officers.




(1)                             (2)              (3)            (4)           (5)
NAME OF                      AGGREGATE         PENSION       ESTIMATED       TOTAL
TRUSTEE                    COMPENSATION      RETIREMENT       ANNUAL      COMPENSATION
                          FROM THE TRUST      BENEFITS       BENEFITS       FOR THE
                                             ACCRUED AS        UPON         COMPLEX*
                                            PART OF TRUST   RETIREMENT
                                              EXPENSES
Charles E. Allen                           $        - 0 -        - 0 -   $

Paula H.J. Cholmondeley                    $        - 0 -        - 0 -   $

C. Brent DeVore                            $        - 0 -        - 0 -   $

Robert M. Duncan                           $        - 0 -        - 0 -   $
Joseph J. Gasper . . . .           - 0 -            - 0 -        - 0 -           - 0 -

Barbara L. Hennigar                        $        - 0 -        - 0 -   $

Paul J. Hondros. . . . .           - 0 -            - 0 -        - 0 -           - 0 -

Thomas J. Kerr, IV                         $        - 0 -        - 0 -   $

Douglas F. Kridler                         $        - 0 -        - 0 -   $
..
Mark Lipson                                $        - 0 -        - 0 -   $

Arden L. Shisler                           $        - 0 -        - 0 -   $

David C. Wetmore                           $        - 0 -        - 0 -   $



* On October 31, 2002, the Fund Complex included two trusts comprised of 78 investment company funds or series.

     The Trust does not maintain any pension or retirement plans for the Officers or Trustees of the Trust.

     Each of the Trustees and officers and their families are eligible to purchase Class D shares of the Funds which offer such Class and generally charge a front-end sales charge, at net asset value without a sales charge.

CODE  OF  ETHICS

     Federal law requires the Trust, each of its investment advisers and sub-advisers, and its principal underwriter to adopt codes of ethics which govern the personal securities transactions of their respective personnel. Accordingly, each such entity has adopted a code of ethics pursuant to which their respective personnel may invest in securities for their personal accounts (including securities that may be purchased or held by the Funds).

                     INVESTMENT ADVISORY AND OTHER SERVICES

TRUST  EXPENSES

     Subject to any applicable Expense Limitation Agreements, the Trust pays the compensation of the Trustees who are not interested persons of Gartmore Global Investments, Inc., or its affiliates, the compensation of Mr. Shisler listed above, and all expenses (other than those assumed by the applicable Adviser), including governmental fees, interest charges, taxes, membership dues in the Investment Company Institute allocable to the Trust; investment advisory fees and any Rule 12b-1 fees; fees under the Trust's Fund Administration and fees under the Transfer and Dividend Disbursing Agent Agreement; which includes the expenses of calculating the Funds' net asset values; fees and expenses of independent certified public accountants and legal counsel of the Trust; expenses of preparing, printing, and mailing shareholders' reports, notices, proxy statements, and reports to governmental offices and commissions; expenses connected with the execution, recording, and settlement of portfolio security transactions; insurance premiums; Administrative services fees under an Administrative Services Plan, and wrapper fees, premiums and expenses related to wrapper agreements for the Fund; fees and expenses of the custodian for all services to the Trust; expenses of calculating the net asset value of shares of the Trust; expenses of shareholders' meetings; and expenses relating to the issuance, registration, and qualification of shares of the Trust.

INVESTMENT  ADVISERS

     Under the applicable Investment Advisory Agreements with the Trust, GMF manages the Funds in accordance with the policies and procedures established by the Trustees, except for the following Funds which are advised by affiliates of GMF as described below:

Funds  advised  by  GGAMT

Gartmore  Asia  Pacific  Leaders  Fund1
Gartmore  Emerging  Markets  Fund
Gartmore  European  Leaders  Fund1
Gartmore  Global  Financial  Services  Fund
Gartmore  Global  Small  Companies  Fund1
Gartmore  Global  Utilities  Fund
Gartmore  International  Growth  Fund
Gartmore  International  Small  Cap  Growth  Fund
Gartmore  OTC  Fund1
Gartmore  Worldwide  Leaders  Fund

1    These  Funds  have  not  yet  commenced  operations.

Funds  advised  by  GMCM

Gartmore  Morley  Capital  Accumulation  Fund
Gartmore  Morley  Enhanced  Income  Fund

     Except as described below, the investment adviser for each Fund manages the day-to-day investments of the assets of the Funds. For certain Funds, GMF or GGAMT also provide investment management evaluation services in initially selecting and monitoring on an ongoing basis the performance of one or more subadvisers who manage the investment portfolio of a particular Fund. GMF is also authorized to select and place portfolio investments on behalf of the Funds, which it advises and which engage subadvisers; however GMF does not intend to do so at this time.

The  following  Funds  are  subadvised:

Gartmore  Asia  Pacific  Leaders  Fund1
Gartmore  Emerging  Markets  Fund
Gartmore  European  Leaders  Fund1
Gartmore  Global  Financial  Services  Fund
Gartmore  Global  Small  Companies  Fund1
Gartmore  Global  Utilities  Fund
Gartmore  International  Growth  Fund
Gartmore  International  Small  Cap  Growth  Fund
Gartmore  Large  Cap  Value  Fund
Gartmore  Long-Short  Equity  Plus  Fund1
Gartmore  OTC  Fund1
Gartmore  Value  Opportunities  Fund
Gartmore  Worldwide  Leaders  Fund
Nationwide  Bond  Index  Fund
Nationwide  Growth  Focus  Fund1
Nationwide  International  Cap  Index  Fund
Nationwide  Large  Cap  Growth  Fund
Nationwide  S&P  500  Index  Fund
Nationwide  Mid  Cap  Market  Index  Fund
Nationwide  Small  Cap  Fund
Nationwide  Small  Cap  Index  Fund
NorthPointe  Small  Cap  Value  Fund

1    These  Funds  have  not  yet  commenced  operations.



Gartmore  Mutual  Fund  Capital  Trust

     GMF pays the compensation of the officers of the Trust employed by GMF and pays a pro rata portion of the compensation and expenses of the Trustees who are employed by Gartmore Global Investments, Inc. and its affiliates. GMF also furnishes, at its own expense, all necessary administrative services, office space, equipment, and clerical personnel for servicing the investments of the Trust and maintaining its investment advisory facilities, and executive and supervisory personnel for managing the investments and effecting the portfolio transactions of the Trust. In addition, GMF pays, out of its legitimate profits, broker-dealers, trust companies, transfer agents and other financial institutions in exchange for their selling of shares of the Trust's series or for recordkeeping or other shareholder related services.

     The Investment Advisory Agreement also specifically provides that GMF, including its directors, officers, and employees, shall not be liable for any error of judgment, or mistake of law, or for any loss arising out of any investment, or for any act or omission in the execution and management of the Trust, except for willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties under the Agreement. The Agreement continues in effect for an initial period of two years and thereafter shall continue automatically for successive annual periods provided such continuance is specifically approved at least annually by the Trustees, or by vote of a majority of the outstanding voting securities of the Trust, and, in either case, by a majority of the Trustees who are not parties to the Agreement or interested persons of any such party. The Agreement terminates automatically in the event of its "assignment", as defined under the 1940 Act. It may be terminated as to a Fund without penalty by vote of a majority of the outstanding voting securities of that Fund, or by either party, on not less than 60 days written notice. The Agreement further provides that GMF may render similar services to others.

     GMF, located at 1200 River Road, Conshohocken, PA 19428, a Delaware business trust, is a wholly-owned subsidiary of Gartmore Global Investments, Inc. ("GGI"), a holding company. GGI is a wholly-owned subsidiary of Gartmore Global Asset Management Trust (GGAMT), which is a Delaware business trust. GGAMT is a wholly-owned subsidiary of Nationwide Corporation. All of the Common Stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.3%) and Nationwide Mutual Fire Insurance Company (4.7%), each of which is a mutual company owned by its policyholders.

     Prior to September 1, 1999, Nationwide Securities, Inc. ("NSI") (formerly Nationwide Advisory Services, Inc.) served as the investment adviser to the Funds which existed at that time. Effective September 1, 1999, the investment advisory services previously performed for the Funds by NSI were transferred to GMF, an affiliate of NSI and GMF are both under the indirect control of Nationwide Corporation.

     For services provided under the Investment Advisory Agreement, GMF receives an annual fee paid monthly based on average daily net assets of the applicable Fund according to the following schedule:




          FUND                               ASSETS             INVESTMENT ADVISORY FEE
Gartmore Millennium Growth Fund. . .  0 up to $250 million                  1.03%
                                      250 million up to $1 billion          1.00%
                                      1 billion up to $2 billion            0.97%
                                      2 billion up to $5 billion            0.94%
                                      $ 5 billion and more                  0.91%

Gartmore Growth Fund and . . . . . .  0 up to $250 million                  0.60%
Gartmore Nationwide Fund . . . . . .  250 million up to $1 billion         0.575%
  (formerly Gartmore Total Return. .  1 billion up to $2 billion            0.55%
  Fund). . . . . . . . . . . . . . .  2 billion up to $5 billion           0.525%
                                      $ 5 billion and more                  0.50%

Gartmore Bond Fund,. . . . . . . . .  0 up to $250 million                  0.50%
Gartmore Tax-Free Income Fund, . . .  250 million up to $1 billion         0.475%
and Gartmore Government Bond . . . .  1 billion up to $2 billion            0.45%
Fund . . . . . . . . . . . . . . . .  2 billion up to $5 billion           0.425%
                                      $ 5 billion and more                  0.40%

Gartmore Money Market Fund . . . . .  $0 up to $1 billion                   0.40%
                                      1 billion up to $2 billion            0.38%
                                      2 billion up to $5 billion            0.36%
                                      $ 5 billion and more                  0.34%

Nationwide S&P 500 Index Fund. . . .  0 up to $1.5 billion                  0.13%
                                      1.5 up to $3 billion                  0.12%
                                      $ 3 billion and more                  0.11%

Nationwide Small Cap Index Fund. . .  All assets                            0.20%

Nationwide Mid Cap Market Index. . .  All assets                            0.22%
Fund and Nationwide Bond Index Fund

Nationwide International Index Fund.  All Assets                            0.27%

Gartmore Large Cap Value Fund. . . .  up to $100 million                    0.75%
                                      $ 100 million or more                 0.70%

Nationwide Large Cap Growth Fund . .  up to $150 million                    0.80%
                                      $150 million or more                  0.70%

Nationwide Small Cap Fund. . . . . .  up to $100 million                    0.95%
                                      $100 million or more                  0.80%

Gartmore Value Opportunities Fund. .  0 up to $250 million                  0.70%
                                      250 million up to $1 billion         0.675%
                                      1 billion up to $2 billion            0.65%
                                      2 billion up to $5 billion           0.625%
                                      $  5 billion and more                 0.60%

Gartmore High Yield Bond Fund. . . .  0 up to $250 million                  0.55%
                                      250 million up to $1 billion         0.525%
                                      1 billion up to $2 billion            0.50%
                                      2 billion up to $5 billion           0.475%
                                      $ 5 billion and more                  0.45%

NorthPointe Small Cap Value Fund . .  All assets                            0.85%

Gartmore Global Technology and . . .  All assets                            0.98%
Communications Fund

Gartmore Global Health Sciences. . .  All assets                            1.00%
Fund


Nationwide Growth Focus Fund1. . . .  0 up to $500 million                  0.90%
                                      500 million up to $2 billion          0.80%
                                      $  2 billion and more                 0.75%

Gartmore U.S. Growth Leaders Fund2 .  0 up to $500 million                  0.90%
                                      500 million up to $2 billion          0.80%
                                      $2 billion and more                   0.75%

Gartmore Nationwide Leaders Fund . .  0 up to $500 million                  0.90%
                                      500 million up to $2 billion          0.80%
                                      $ 2 billion and more                  0.75%

Gartmore Investor Destinations:. . .  All assets                            0.13%
                                      Aggressive Fund
                                      Moderately Aggressive Fund
                                      Moderate Fund
                                      Moderately Conservative Fund
                                      Conservative Fund

Gartmore Micro Cap Equity Fund . . .  All assets                            1.25%

Gartmore Mid Cap Growth Fund . . . .  All assets                            0.75%

Gartmore Long-Short Equity Plus. . .  0 up to $250 million                  1.50%
Fund . . . . . . . . . . . . . . . .  250 million and more                  1.25%


---------------
1 The investment advisory fee noted is a base fee and actual fees may be higher or lower depending on the Fund's performance relative to its benchmark, the Russell 1000 Growth Index. If the Fund outperforms its benchmark by a set amount, the Fund will pay higher investment advisory fees. Conversely, if the Fund underperforms its benchmark by a set amount, the Fund will pay lower fees.
2 Similar to the investment advisory fee for the Nationwide Growth Focus Fund, the advisory fee at each breakpoint for the Gartmore U.S. Growth Leaders Fund is a base fee and actual fees may be higher or lower depending on the Fund's performance relative to its benchmark, the S&P 500 Index. If the Fund outperforms its benchmark by a set amount, the Fund will pay higher investment advisory fees. Conversely, if the Fund underperforms its benchmark by a set amount, the Fund will pay lower fees.

PERFORMANCE FEES - NATIONWIDE GROWTH FOCUS FUND AND GARTMORE U.S. GROWTH LEADERS FUND

     As described above and in each Fund's Prospectus, the Growth Focus Fund and the Gartmore U.S. Growth Leaders Fund are subject to base investment advisory fees that may be adjusted if the Fund out- or under-performs a stated benchmark over a 36-month period. Set forth below is further information about the advisory fee arrangements of the Fund:





FUND            BENCHMARK    REQUIRED EXCESS      BASE ADVISORY      HIGHEST POSSIBLE    LOWEST POSSIBLE
                               PERFORMANCE             FEE            ADVISORY FEE AT    ADVISORY FEE AT
                                                                     EACH BREAK POINT   EACH BREAK POINT
Nationwide .  Russell 1000              12.0%      0.90% for assets              1.12%              0.68%
Growth . . .  Growth Index                     up to $500 million,
Focus
Fund
                                                   0.80% for assets              0.98%              0.62%
                                               of $500 million
                                               and more but less
                                               than $2 billion,
                                                0.75% for assets of              0.91%              0.59%
                                               $ 2 billion and more

Gartmore . .  S&P 500 Index             12.0%      0.90% for assets              1.12%              0.68%
U.S. Growth                                    up to $500 million,
Leaders Fund
                                                   0.80% for assets              0.98%              0.62%
                                               of $500 million
                                               and more but less
                                               than $2 billion,
                                                0.75% for assets of              0.91%              0.59%
                                               $ 2 billion and more


     The performance adjustment for each Fund works as follows: If the Fund outperforms its benchmark (the Russell Growth 1000 Index for the Growth Focus Fund and the S&P 500 Index for the Gartmore U.S. Growth Leaders Fund) by more than 12.0% over a 36 month period, the advisory fees will increase from 0.90% to 1.12% for assets under $500 million. If, however, the Fund underperforms its benchmark by 12.0% over a 36 month period, the advisory fees would go down to 0.68%. In the event that the Fund outperforms or underperforms its benchmark by less than 12% over a 36 month period, no adjustment will take place and GMF will receive the applicable base fee. These performance-based fees will only be charged once a Fund has been in operation for at least one year, will be implemented incrementally over the first three years of the Fund's operations and will comply with all applicable SEC rules.

LIMITATION  OF  FUND  EXPENSES

     In the interest of limiting the expenses of those Funds for whom GMF serves as investment adviser, GMF may from time to time waive some or all of its investment advisory fee or reimburse other fees for any of those Funds. In this regard, GMF has entered into an expense limitation agreement with the Trust on behalf of certain of the Funds (each an "Expense Limitation Agreement"). Pursuant to the Expense Limitation Agreements, GMF has agreed to waive or limit its fees and to assume other expenses (except for Rule 12b-1 and administrative services fees and other expenses listed below) to the extent necessary to limit the total annual operating expenses of each Class of each such Fund, exclusive of Rule 12b-1 and administrative services fees, to the limits described below. Please note that the waiver of such fees will cause the total return and yield of a Fund to be higher than they would otherwise be in the absence of such a waiver.

     Except as described below for Gartmore Long-Short Equity Plus Fund, Gartmore Morley Capital Accumulation Fund, the Gartmore Mid Cap Growth Fund, Gartmore Millennium Growth Fund, Gartmore Government Bond Fund and Gartmore Money Market Funds, GMF may request and receive reimbursement from the Funds for the advisory fees waived or limited and other expenses reimbursed by GMF pursuant to the Expense Limitation Agreement at a later date but no later than five years after a Fund has commenced operations when the Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the limits set forth below. No reimbursement will be made to a Fund unless: (i) such Fund's assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is less than the limit set forth below; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Except as provided for in the Expense Limitation Agreement, reimbursement of amounts previously waived or assumed by GMF is not permitted.

     With respect to the Gartmore Long-Short Equity Plus Fund, Gartmore Capital Accumulation Fund, Gartmore Mid Cap Growth Fund, Gartmore Millennium Growth Fund, Gartmore Government Bond Fund and Gartmore Money Market Fund, GMF may request and receive reimbursement from the Funds for the advisory fees waived or limited and other expenses reimbursed by GMF pursuant to the Expense Limitation Agreement at a later date when a Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the limits set forth below. No reimbursement will be made to a Fund unless: (i) such Fund's assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is less than the limit set forth below; (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis; and (iv) the payment of such reimbursement is made no more than three years from the fiscal year in which the corresponding reimbursement to the Fund was made. Except as provided for in the Expense Limitation Agreement, reimbursement of amounts previously waived or assumed by GMF is not permitted.

     Until at least February 29, 2004, GMF has agreed contractually to waive advisory fees and, if necessary, reimburse expenses in order to limit total annual fund operating expenses, excluding any taxes, interest, brokerage fees, extraordinary expenses, Rule 12b-1 fees and administrative services fees, for certain Funds of the Trust as follows:

- Gartmore Millennium Growth Fund to 1.20% for Class A shares, Class B shares, Class C shares, Class D shares and Institutional Service Class shares
- Gartmore Government Bond Fund to 0.79% for Class A shares, Class B shares, Class C shares and Class D shares
- Gartmore Large Cap Value Fund to 1.00% for Class A shares, Class B shares, Class C shares and Institutional Service Class shares
- Nationwide Large Cap Growth Fund to 1.05% for Class A shares, Class B shares, Class C shares and Institutional Service Class shares
- Nationwide Small Cap Fund to 1.20% for Class A shares, Class B shares, Class C shares and Institutional Service Class shares
- Nationwide S&P 500 Index Fund to 0.63% for Class A shares, 1.23% for Class B shares, 1.23% for Class C shares, 0.48% for Institutional Service Class shares, 0.63% for Service Class shares, 0.23% for Institutional Class shares and 0.35% for Local Fund shares
- Gartmore U.S. Growth Leaders Fund to 1.30% for Class A shares, Class B shares, Class C shares and Institutional Service Class shares
- Gartmore Value Opportunities Fund to 1.00% for Class A shares, Class B shares, Class C shares and Institutional Service Class shares
- Gartmore High Yield Bond Fund to 0.70% for Class A shares, Class B shares, Class C shares and Institutional Service Class shares
-    NorthPointe  Small  Cap  Value Fund to 1.00% for Institutional Class shares
- Nationwide Growth Focus Fund to 1.53% for Class A shares, 2.13% for Class B shares and 1.20% for Institutional Service Class shares
- Gartmore Global Technology and Communications Fund to 1.40% for Class A shares, Class B shares, Class C shares and Institutional Service Class shares
- Gartmore Global Health Sciences Fund to 1.25% for Class A shares, Class B shares, Class C shares and Institutional Service Class shares
-    Gartmore  Nationwide  Leaders  Fund  to 1.20% for Class A shares, 1.20% for
     Class B shares, 1.20% for Class C shares and 1.20% for Institutional Service Class shares
- Each of the Investor Destinations Funds to 0.71% for Class A shares, 1.31% for Class B shares, 1.31% for Class C shares and 0.61% for Institutional Service Class shares1
- Nationwide Small Cap Index Fund to 0.79% for Class A shares, 1.39% for Class B shares, 1.39% for Class C shares and 0.29% for Institutional Class shares
- Nationwide Mid Cap Market Index Fund to 0.81% for Class A shares, 1.41% for Class B shares, 1.41% for Class C shares and 0.31% for Institutional Class shares
- Nationwide International Index Fund to 0.86% for Class A shares, 1.46% for Class B shares, 1.46% for Class C shares and 0.36% for Institutional Class shares
- Nationwide Bond Index Fund to 0.81% for Class A shares, 1.41% for Class B shares, 1.41% for Class C shares and 0.31% for Institutional Class shares
- Gartmore Micro Cap Equity Fund to 1.55% for Class A shares, Class B shares, Class C shares, Institutional Service Class shares and Institutional Class shares
- Gartmore Mid Cap Growth Fund to 1.15% for Class A shares, Class B shares, Class C shares, Institutional Service Class shares and Institutional Class shares
- Gartmore Long-Short Equity Plus Fund to 2.75% for Class A shares, 3.35% for Class B and C shares, 2.50% for Institutional Service Class shares and
     2.35%  for  Institutional  Class  shares


---------------
1. The expense limits for each of the Investor Destinations Fund include Rule 12b-1 and administrative services fees.


     Effective October 1, 2002, GMF has agreed contractually to waive advisory fees and, if necessary, reimburse expenses in order to limit total fund operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses, Rule 12b-1 fees and administrative services fees) from exceeding 0.59% for each Class of Gartmore Money Market Fund at least through February 29, 2004. In addition, until at least February 29, 2004, GMF has also agreed contractually to waive advisory fees and, if necessary, reimburse expenses in order to limit Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees and extraordinary expenses) for Gartmore Money Market Fund to 0.75% for the Service Class shares.

     During the fiscal years ended October 31, 2002, 2001 and 2000, GMF received the following fees for investment advisory services:





                                                          YEAR ENDED OCTOBER 31,
       FUND                                   2002            2001                   2000
Gartmore Bond Fund                           $                   $    614,035         $   600,602
Gartmore Global Health Sciences Fund                                  14,9461                  --
Gartmore Global Technology and
    Communications Fund2                                               54,419               5,731
Gartmore Government Bond Fund3                                        677,667             530,376
Gartmore Growth Fund                                                3,158,751           5,734,593
Gartmore High Yield Bond Fund4                                        510,654             443,174
Gartmore Investor Destinations
    Aggressive Fund5                                                   13,404                 150
Gartmore Investor Destinations
   Moderately Aggressive Fund5                                         16,413                 129
Gartmore Investor Destinations
   Moderate Fund5                                                      29,714                  74
Gartmore Investor Destinations
   Moderately Conservative Fund5                                        8,016                 215
Gartmore Investor Destinations
   Conservative Fund5                                                   7,267                  57
Nationwide Large Cap Growth Fund                                      387,694             391,962
Gartmore Large Cap Value Fund                                         250,987             221,990
Gartmore Micro Cap Equity Fund6                                            --                  --
Gartmore Millennium Growth Fund                                       374,615             220,429
Gartmore Money Market Fund                                          6,492,158           5,651,029
Gartmore Nationwide Fund                                           10,727,184          12,807,691
Gartmore Nationwide Leaders Fund7                                          --                   -
Nationwide S&P 500 Index Fund                                         462,590             275,692
Nationwide Small Cap Fund                                             265,515             247,305
Gartmore Tax-Free Income Fund                                       1,064,152           1,093,502
Gartmore U.S. Growth Leaders Fund2                                     25,979               5,731
Gartmore Value Opportunities Fund4                                    138,005              20,249
Nationwide Bond Index Fund                                             4,6538                  --
Nationwide International Index Fund                                    3,5808                  --
Nationwide Mid Cap Market Index Fund                                   3,4508                  --
Nationwide Small Cap Index Fund                                        1,3808                  --
NorthPointe Small Cap Value Fund                                      229,943             56,9149
Gartmore Long-Short Equity Plus Fund10             --                     --                   --

---------------
1    The  Fund  commenced  operations  December  29,  2000.
2    The  Fund  commenced  operations  June  30,  2000.
3 A reorganization of the Nationwide Long-Term U.S. Government Bond Fund with and into the Nationwide Government Bond Fund was completed as of August 27, 2001. The investment advisory fees listed do not include the fees GMF/NSI received for the Nationwide Long-Term U.S. Government Bond Fund prior to the reorganization.
4    The  Fund  commenced  operations  December  29,  1999.
5    The  Fund  commenced  operations  March  31,  2000.
6    The  Fund  commenced  operations  June  27,  2002.
7    The  Fund  commenced  operations  December  28,  2001.
8 Fees shown were paid from October 15, 2001 to October 31, 2001, the period when these Funds were managed directly and no longer were feeder funds.
9    The  Fund  commenced  operations  June  29,  2000.
10   The  Fund  has  not  yet  commenced  operations.

     The other funds of the Trust for which GMF will serve as investment adviser had not yet begun operations as of October 31, 2002.

     The  subadvisers  for  certain  of the Funds advised by GMF are as follows:




FUND                                  SUBADVISER

Gartmore Large Cap Value . . . . . .  NorthPointe Capital LLC ("NorthPointe")
Gartmore Value Opportunities . . . .  NorthPointe
NorthPointe Small Cap Value. . . . .  NorthPointe
Nationwide S&P 500 Index . . . . . .  FAM
Nationwide Small Cap Index . . . . .  FAM
Nationwide Mid Cap Market Index. . .  FAM
Nationwide International Index . . .  FAM
Nationwide Bond Index. . . . . . . .  FAM
Nationwide Large Cap Growth. . . . .  Goldman Sachs Asset Management ("GSAM")
Nationwide Small Cap . . . . . . . .  INVESCO, Inc. ("INVESCO")
Nationwide Growth Focus. . . . . . .  Turner Investment Partners, Inc. ("Turner")
Gartmore Long-Short Equity Plus Fund  SSI Investment Management, Inc. ("SSI")


     NorthPointe is a majority-owned subsidiary of Gartmore Global Investments, Inc. which is also the parent of GMF. NorthPointe is located at Columbia Center One, 10th Floor, Suite 1000, 201 West Big Beaver Road, Troy, MI 48084 and was formed in 1999.

     Prior to March 1, 2001, Brinson Partners, Inc. ("Brinson") subadvised the Gartmore Large Cap Value Fund.

     FAM, one of the investment advisory entities which comprise Merrill Lynch Investment Managers, P.O. Box 9011, Princeton, New Jersey 08543-9011, is a limited partnership, the partners of which are ML & Co. and Princeton Services. ML & Co. and Princeton Services are "controlling persons" of FAM as defined under the 1940 Act because of their ownership of its voting securities or their power to exercise a controlling influence over its management or policies.

     Prior to December 29, 1999, The Dreyfus Corporation ("Dreyfus") served as subadviser for the S&P 500 Index Fund.

     GSAM is a unit of the Investment Management Division of Goldman Sachs & Co., an investment banking firm whose headquarters are in New York, New York.

     INVESCO is part of a global investment organization, AMVESCAP plc. AMVESCAP plc is a publicly-traded holding company that, through its subsidiaries, engages in the business of investment management on an international basis.

     Turner was founded in 1990 and is located at 1235 West Lakes Drive, Berwyn, Pennsylvania 19312. It is a registered investment adviser to other investment companies, as well as separate investment portfolios.

     SSI was founded in 1973 and is located at 357 N. Canyon Drive, Beverly Hills, California, 90210. It is a registered investment adviser, primarily on behalf of institutional investors.

     Subject to the supervision of the GMF and the Trustees, each of the subadvisers manages the assets of the Fund listed above in accordance with the Fund's investment objectives and policies. Each Subadviser makes investment decisions for the Fund and in connection with such investment decisions places purchase and sell orders for securities. For the investment management services they provide to the Funds, the Subadvisers receive annual fees from GMF, calculated at an annual rate based on the average daily net assets of the Funds, in the following amounts:




FUND                                  ASSETS                          FEE
Gartmore Large Cap Value . . . . . .  up to $100 million               0.35%
                                      $ 100 million or more            0.30%

Gartmore Value Opportunities . . . .  0 up to $250 million             0.70%
                                      250 million up to $1 billion    0.675%
                                      1 billion up to $2 billion       0.65%
                                      2 billion up to $5 billion      0.625%
                                      $  5 billion and more            0.60%

NorthPointe Small Cap Value. . . . .  All assets                       0.85%

Nationwide S&P 500 Index . . . . . .  All assets                       0.02%

Nationwide Small Cap Index Fund. . .  All assets                       0.07%

Nationwide Mid Cap Market Index Fund  All assets                       0.09%
Nationwide Bond Index Fund

Nationwide International Index Fund.  All assets                       0.12%

Nationwide Large Cap Growth. . . . .  up to $150 million               0.40%
                                      $150 million or more             0.30%

Nationwide Small Cap . . . . . . . .  up to $100 million               0.55%
                                      $100 million or more             0.40%

Nationwide Growth Focus1 . . . . . .  0 up to $500 million             0.55%
                                      500 million up to $2 billion     0.45%
                                      $  2 billion and more            0.40%

Gartmore Long-Short Equity Plus. . .  $ 0 up to $50 million            1.00%
Fund . . . . . . . . . . . . . . . .  $ 50 million and more            0.75%

---------------
1 The subadvisory fee at each breakpoint is a base subadvisory fee and actual fees may be higher or lower depending on the Fund's performance relative to its benchmark, the Russell 1000 Growth Index. If the Fund outperforms its benchmark by a set amount, the Fund will pay higher subadvisory fees. Conversely, if the Fund underperforms its benchmark by a set amount, the Fund will pay lower fees. For a further description of the fee, see below.

     The following table sets forth the amount GMF paid to the Subadvisers for the fiscal periods ended October 31, 2002, 2001 and 2000:




FUND                                   YEAR ENDED OCTOBER 31,
------                                --------------------------------------------
                                                2002            2001       2000
                                       ---------------        --------  ---------
Gartmore Large Cap Value Fund2                                 $117,127  $ 103,595
Nationwide Large Cap Growth Fund1                               193,847    195,981
Nationwide Small Cap Fund1                                      153,719    143,176
Nationwide S&P 500 Index Fund                                   146,734   111,9512
Gartmore Value Opportunities Fund3                              138,005     20,249
NorthPointe Small Cap Value Fund4                               153,719     56,914
Nationwide Small Cap Index Fund5                                    483         --
Nationwide Mid Cap Market Index Fund5                            1,4116         --
Nationwide International Index Fund5                             1,8566          -
Nationwide Bond Index Fund5                                      1,9036         --
Nationwide Growth Focus Fund6 . . . .               --              --          --
Gartmore Long-Short Equity Plus6. . .               --      -        --         --

-------------
1 The Gartmore Large Cap Value, Nationwide Large Cap Growth and Nationwide Small Cap Funds commenced operations November 2, 1998.
2 Subadvisory fees include fees paid to Dreyfus under a different fee schedule prior to December 29, 1999, and fees paid to FAM beginning December 29, 1999.
3    The  Gartmore  Value  Opportunities commenced operations December 29, 1999.
4 The NorthPointe Small Cap Value Fund commenced operations June 29, 2000. 5 The Nationwide Small Cap Index, Nationwide Mid Cap Market Index, Nationwide
     International Index and Nationwide Bond Index Funds began to be directly managed and subadvised by FAM on October 15, 2001; therefore, the fees reflect  what  was  paid  from  October  15  to  October  31,  2001.
6    The  Fund  had  not  yet  commenced  operations  as  of  October  31, 2002.

     GMF and the Trust have received from the SEC an exemptive order for the multi-manager structure which allows GMF to hire, replace or terminate subadvisers without the approval of shareholders; the order also allows GMF to revise a subadvisory agreement without shareholder approval. If a new subadviser is hired, the change will be communicated to shareholders within 90 days of such changes, and all changes will be approved by the Trust's Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust or GMF. The order is intended to facilitate the efficient operation of the Funds and afford the Trust increased management flexibility.

     GMF provides investment management evaluation services to the Funds principally by performing initial due diligence on prospective Subadvisers for the Fund and thereafter monitoring the performance of the Subadviser through quantitative and qualitative analysis as well as periodic in-person, telephonic and written consultations with the Subadviser. GMF has responsibility for communicating performance expectations and evaluations to the Subadviser and ultimately recommending to the Trust's Board of Trustees whether the Subadviser's contract should be renewed, modified or terminated; however, GMF does not expect to recommend frequent changes of subadvisers. GMF will regularly provide written reports to the Trust's Board of Trustees regarding the results of its evaluation and monitoring functions. Although GMF will monitor the performance of the Subadvisers, there is no certainty that the Subadviser or the Fund will obtain favorable results at any given time.

SUBADVISER  PERFORMANCE  FEE  -  GROWTH  FOCUS  FUND

     Turner is the subadviser for the Growth Focus Fund. Like the investment adviser for the Fund, Turner receives a base subadvisory fee for the services it provides the Fund that may be adjusted if a Fund out- or under-performs a stated benchmark. The subadvisory arrangement works in much the same way as the advisory fee (described above under the "Performance Fee" Section) and is set forth below:




FUND         BENCHMARK    REQUIRED EXCESS     BASE ADVISORY    HIGHEST POSSIBLE    LOWEST POSSIBLE
                            PERFORMANCE            FEE          ADVISORY FEE AT    ADVISORY FEE AT
                                                               EACH BREAK POINT   EACH BREAK POINT
----------------------------------------------------------------------------------------------------
Nationwide  Russell 1000             12.0%   0.55% for assets              0.77%              0.33%
Growth . .  Growth Index                    up to $500
Focus                                       million,

                                             0.45% for assets              0.63%              0.27%
                                            of $500 million
                                            up to $2 billion,

                                             0.40% for assets
                                            of $2 billion and
                                            more                           0.56%              0.24%


     In the event that the Fund underperforms or underperforms its benchmark by less than 12% over a 36 month period, no adjustment will take place and Turner will receive the applicable base fee. These performance-based fees will be paid from the investment advisory fees received by GMF and will be subject to the same conditions.

GARTMORE  MORLEY  CAPITAL  MANAGEMENT,  INC.

     Under the terms of the Trust's investment advisory agreement the GMCM (the "GMCM Advisory Agreement"), GMCM currently manages the Gartmore Morley Capital Accumulation Fund and the Gartmore Morley Enhanced Income Fund, two funds of the Trust (the "Gartmore Morley Funds"), subject to the supervision and direction of the Board of Trustees. Prior to March 5, 2001, the investment advisory services being performed for the Gartmore Morley Funds were provided by Gartmore Trust Company ("GTC"), a corporate affiliate of GMCM. GMCM will: (i) act in strict conformity with the Declaration of Trust and the 1940 Act, as the same may from time to time be amended; (ii) manage the Gartmore Morley Funds in accordance with the Funds' investment objectives, restrictions and policies; (iii) make investment decisions for the Gartmore Morley Funds; and (iv) place purchase and sale orders for securities and other financial instruments on behalf of the Gartmore Morley Funds. Under the terms of the GMCM Advisory Agreement, GMCM pays the Gartmore Morley Funds' pro rata share of the compensation of the Trustees who are interested persons of the Trust. GMCM also furnishes, at its own expense, all necessary administrative services, office space, equipment, and clerical personnel for servicing the investments of the Gartmore Morley Funds and maintaining its investment advisory facilities, and executive and supervisory personnel for managing the investments and effecting the portfolio transactions of the Gartmore Morley Funds. Likewise, GMCM may pay, out of its legitimate profits, fees to broker-dealers, trust companies, transfer agents and other financial institutions in exchange for their selling of shares or for record keeping or other shareholder related services.

     The GMCM Advisory Agreement also specifically provides that GMCM, including its directors, officers, and employees, shall not be liable for any error of judgment, or mistake of law, or for any loss arising out of any investment, or for any act or omission in the execution and management of the Gartmore Morley Funds, except for willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties under the Agreement. The GMCM Advisory Agreement continues in effect for an initial period of two years and thereafter shall continue automatically for successive annual periods as to each Gartmore Morley Fund provided such continuance is specifically approved at least annually by the Trustees, or by vote of a majority of the outstanding voting securities of that Fund, and, in either case, by a majority of the Trustees who are not parties to the Agreement or interested persons of any such party. The GMCM Advisory Agreement terminates automatically in the event of its "assignment", as defined under the 1940 Act. It may be terminated as to a Gartmore Morley Fund without penalty by vote of a majority of the outstanding voting securities of the Fund, or by either party, on not less than 60 days written notice. The GMCM Advisory Agreement further provides that GMCM may render similar services to others.

     The Gartmore Morley Capital Accumulation Fund and the Gartmore Morley Enhanced Income Fund incurred the following investment advisory fees during the past three fiscal periods:




                                                   PERIOD ENDED  PERIOD ENDED   PERIOD ENDED
                                                   OCTOBER 31,    OCTOBER 31,    OCTOBER 31,
FUND                                        2002                 2001           2000
Gartmore Morley Capital Accumulation Fund1  $                    $     118,179  $      48,755
Gartmore Morley Enhanced Income Fund3. . .  $                    $      57,403  $      33,541

---------------
1    The  Fund  commenced  operations  February  1,  1999.
2    The  Fund  commenced  operations  December  29,  1999.

     GMCM has informed the Gartmore Morley Funds that, in making its investment decisions, it does not obtain or use material inside information in its possession or in the possession of any of its affiliates. In making investment recommendations for the Gartmore Morley Funds, GMCM will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Funds is a customer of GMCM, its parent or its affiliates and, in dealing with its customers, GMCM, its parent and affiliates will not inquire or take into consideration whether securities of such customers are held by any fund managed by GMCM or any such affiliate
..
     GMCM was organized in 1983 as an Oregon corporation and is a registered investment adviser. It focuses its investment management business on providing stable value fixed income management services, primarily to retirement plans. GMCM is a wholly-owned subsidiary of Gartmore Morley Financial Services, Inc. ("GMFS"). GMFS, an Oregon corporation, also owns all of the voting securities of GTC. GMFS is a wholly-owned subsidiary of Gartmore Global Asset Management, Inc. ("GGAMI"), a Delaware holding company. GGAMI is a wholly-owned subsidiary of Gartmore SA Capital Trust, which is an investment adviser and is wholly-owned by Gartmore Global Investments, Inc. ("GGI"), a Delaware holding company. GGI is a majority owned subsidiary of Gartmore Global Asset Management Trust ("GGAMT"). GGAMT is a Delaware business trust that is a wholly-owned subsidiary of Nationwide Corporation. All of the Common Stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.3%) and Nationwide Mutual Fire Insurance Company (4.7%), each of which is a mutual company owned by its policyholders.

     As  compensation  for  investment  advisory  services,  the Gartmore Morley
Capital Accumulation Fund is obligated to pay GMCM a fee computed and accrued daily and paid monthly at an annual rate of 0.35% of the average daily net assets of the Fund. GMCM has agreed voluntarily to waive 0.10% of that fee until further written notice to shareholders. In addition, in the interest of limiting the expenses of the Fund, GMCM has entered into an expense limitation agreement with the Fund ("Expense Limitation Agreement"). Pursuant to the Expense Limitation Agreement, GMCM has agreed to waive or limit its fees (excluding any interest, taxes, brokerage commissions, Rule 12b-1 fees, fees paid pursuant to an administrative services plan, wrapper fees, premiums and expenses related to wrapper agreements for the Fund and other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses) and to assume other expenses to the extent necessary to limit the total annual operating expenses of each Class of the Fund (expressed as a percentage of average daily net assets) to no more than 0.55%. Reimbursement by the Gartmore Morley Capital Accumulation Fund of the advisory fees waived or limited and other expenses reimbursed by GMCM pursuant to the Expense Limitation Agreement may be made at a later date when the Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the limits set forth above. No reimbursement will be made unless: (i) the Fund's assets exceed $100 million;
(ii) the total annual expense ratio of the Class making such reimbursement is less than the limit set forth above; (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis; and (iv) the payment of such reimbursement is made no more than three years from the fiscal year in which the corresponding reimbursement to the Fund was made. Except as provided for in the Expense Limitation Agreement, reimbursement of amounts previously waived or assumed by GTC or GMCM is not permitted.

     As compensation for investment advisory services to the Gartmore Morley Enhanced Income Fund, such Fund is obligated to pay GMCM a fee computed and accrued daily and paid monthly at an annual rate of 0.35% of the average daily net assets of the Fund. In the interest of limiting the expenses of the Fund, GMCM has entered into an expense limitation agreement with the Fund ("Expense Limitation Agreement"). Pursuant to the Expense Limitation Agreement, GMCM has agreed to waive or limit its fees and to assume other expenses (excluding any interest, taxes, brokerage commissions, Rule 12b-1 fees, fees paid pursuant to an Administrative services plan, wrapper fees, premiums and expenses related to wrapper agreements for the Fund and other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses) to the extent necessary to limit the total annual operating expenses of each Class of the Fund to 0.45%. Reimbursement by the Gartmore Morley Enhanced Income Fund of the advisory fees waived or limited and other expenses reimbursed by GMCM pursuant to the Expense Limitation Agreement may be made at a later date, but not later than five years after the Fund commenced operations, when the Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the limits set forth above. No reimbursement will be made unless: (i) the Fund's assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is less than the limit set forth above; and
(iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Except as provided for in the Expense Limitation Agreement, reimbursement of amounts previously waived or assumed by GTC or GMCM is not permitted.

THE  INDEX  FUNDS  (EXCEPT  THE  NATIONWIDE  S&P  500  INDEX  FUND)

     Under  a  previous  management arrangement which was in place until October
15, 2001, each Index Fund invested all of its assets in shares of a corresponding series of the Quantitative Master Series Trust. Accordingly, the Index Funds did not invest directly in portfolio securities and did not currently require investment advisory services. For that period, all portfolio management occured at the level of the Quantitative Master Series Trust which had entered into a management agreement ("Management Agreement") with FAM. In addition, during that period, Gartmore SA Capital Trust ("GSA") provided administrative services to the Index Funds and monitored the series of the Quantitative Master Series Trust. Beginning October 15, 2001, FAM began subadvising each of the Index Funds. See the description of the Subadviser, above.

     For its services, FAM received monthly compensation at the annual rates of the average daily net assets of each series as follows:


NAME OF SERIES                                               MANAGEMENT FEE
Master Small Cap Index Series                                                0.08%
Master Mid Cap Index Series                                                  0.01%
Master Aggregate Bond Index Series                                           0.06%
Master International (Capitalization Weighted) Index Series                  0.01%

     The table below sets forth information about the total investment advisory fees paid by the Series1 to FAM, and any amount voluntarily waived by FAM.




                                  SMALL CAP INDEX   AGGREGATE BOND   MID CAP INDEX          MASTER
                                       SERIES        INDEX SERIES        SERIES      INTERNATIONAL INDEX
                                                                                            SERIES
FOR THE PERIOD
 11/1/00 - 10/12/011
Contractual amount . . . . . . .  $         18,109  $        36,594  $        1,436  $              2,175
Amount waived (if    applicable)            18,109              ---           1,436                 2,175
FOR THE YEAR ENDED
DECEMBER 31, 2000

Contractual amount . . . . . . .  $         15,024  $        28,804  $          744  $              1,201
Amount waived (if    applicable)            15,024              ---             744                 1,201

---------------
1    This  is  the  period  when  each  Fund invested in a corresponding series.


For the fiscal years ended December 31, 2001 and 2000, the following table shows the amount of brokerage commissions paid by each Series to Merrill Lynch, Pierce, Fenner & Smith, Incorporated ("Merrill Lynch"), the percentage of each Series brokerage commissions paid to Merrill Lynch, the percentage of each Series aggregate dollar amount of transactions involving the payment of commissions effected through Merrill Lynch and aggregate brokerage commissions paid by each Series:




                                             SMALL CAP    AGGREGATE BOND    INTERNATIONAL    MASTER MID
                                               INDEX       INDEX SERIES     INDEX SERIES     CAP INDEX
                                              SERIES                                          SERIES1
FOR THE PERIOD 11/1/00 - 10/31/01
Aggregate brokerage commissions
   paid to Merrill Lynch . . . . . . . . .  $        0   $             0   $            0   $         0
% of Fund's aggregate brokerage commission
paid to Merrill Lynch. . . . . . . . . . .           0%                0%               0%            0%
% of Fund's aggregate dollar amount
   of transactions effected through
   the broker. . . . . . . . . . . . . . .           0%                0%               0%            0%
Aggregate brokerage
   Commissions paid. . . . . . . . . . . .  $  104,913   $             0   $        9,713   $    11,582


YEAR ENDED DECEMBER 31, 2000 2
Aggregate brokerage commissions
   paid to Merrill Lynch . . . . . . . . .  $       51   $             0   $            0   $         0
% of Fund's aggregate brokerage
   commissions paid to Merrill Lynch . . .        0.11%                0%               0%            0%
% of Fund's aggregate dollar amount
   of transactions effected through
   the broker. . . . . . . . . . . . . . .           0%                0%               0%            0%
Aggregate brokerage
   Commissions paid. . . . . . . . . . . .  $   47,880   $             0   $       11,665   $     8,575


---------------
1    The  Master  Mid  Cap  Series  commenced  operations  December  30,  1999.
2 The information for the year ended December 31, 2001 was provided by Merrill Lynch and was unaudited as of the date of this SAI.

GARTMORE  GLOBAL  ASSET  MANAGEMENT  TRUST

     Gartmore Global Asset Management Trust ("GGAMT") oversees the management of the Gartmore Emerging Markets, Gartmore International Growth, Gartmore Worldwide Leaders, Gartmore European Leaders, Gartmore Asia Pacific Leaders, Gartmore Global Financial Services, Gartmore Global Utilities, Gartmore Global Small Companies, Gartmore OTC and Gartmore International Small Cap Growth Funds (collectively, the "GGAMT Advised Funds") pursuant to an Investment Advisory Agreement with the Trust. Pursuant to the Investment Advisory Agreement, GGAMT may either provide portfolio management for the GGAMT Advised Funds directly or hire and monitor subadvisers who are responsible for daily portfolio management. GGAMT pays the compensation of the Trustees affiliated with GGAMT. The officers of the Trust receive no compensation from the Trust. GGAMT pays all expenses it incurs in providing service under the Investment Advisory Agreement, other than the cost of investments. GGAMT also pays, out of its legitimate profits, fees to broker-dealers, trust companies, transfer agents and other financial institutions in exchange for their selling of shares or for record keeping or other shareholder related services.

     The Investment Advisory Agreement also provides that GGAMT shall not be liable for any act or omission in providing advisory services, or for any loss arising out of any investment, unless it has acted with willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of its reckless disregard of its obligations and duties under the Agreement. After an initial two-year period, the Investment Advisory Agreement must be approved each year by the Trust's board of trustees or by shareholders in order to continue. The Investment Advisory Agreement terminates automatically if it is assigned and it may be terminated without penalty by vote of a majority of the outstanding voting securities, or by either party, on not less than 60 days written notice.

     GGAMT, a Delaware business trust, is a wholly owned subsidiary of Nationwide Corporation, a holding company. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company together own all of the common stock of Nationwide Corporation.

     Subject to the supervision of GGAMT and the Trustees, the subadviser manages a Fund's assets in accordance with such Fund's investment objective and policies. Each subadviser shall make investment decisions for such Fund, and in connection with such investment decisions, shall place purchase and sell orders for securities.

     Each subadviser selected by GGAMT provides investment advisory services to one or more Funds pursuant to a Subadvisory Agreement. Each of the Subadvisory Agreements specifically provides that the subadviser shall not be liable for any error of judgment, or mistake of law, or for any loss arising out of any investment, or for any act or omission in the execution and management of the Fund, except for willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties under such Agreement. After an initial two-year period, each Subadvisory Agreement must be approved each year by the Trust's board of trustees or by shareholders in order to continue. Each Subadvisory Agreement terminates automatically if it is assigned. It may also be terminated without penalty by vote of a majority of the outstanding voting securities, or by either party, on not less than 60 days written notice.

     For services provided under the Investment Advisory Agreement, GGAMT receives an annual fee paid monthly based on average daily net assets of the applicable Fund according to the following schedule:




FUND                                           FEE

Gartmore Emerging Markets Fund and . . . . .  1.15% of the Fund's average daily
Gartmore Global Small Companies Fund . . . .  net assets

Gartmore International Growth Fund,. . . . .  1.00% of the Fund's average daily
Gartmore Worldwide Leaders Fund, . . . . . .  net assets
Gartmore European Leaders Fund,
Gartmore Asia Pacific Leaders Fund,
Gartmore Global Financial Services Fund, and
Gartmore OTC Fund

Gartmore Global Utilities Fund . . . . . . .  0.80% of the Fund's average daily net assets
Gartmore International Small Cap Growth Fund  1.10% of the Fund's average daily net assets

     Like GMF, until at least February 29, 2004, GGAMT has agreed contractually to waive advisory fees and, if necessary, reimburse expenses in order to limit total annual Fund operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses, Rule 12b-1 fees and administrative services fees), for certain Funds of the Trust as follows:

- Gartmore Emerging Markets Fund to 1.55% for Class A shares, Class B shares, Class C shares and Institutional Service Class shares
- Gartmore International Growth Fund to 1.40% for Class A shares, Class B shares, Class C shares and Institutional Service Class shares
- Gartmore Worldwide Leaders Fund to 1.40% for Class A shares, Class B shares, Class C shares and Institutional Service Class shares
- Gartmore European Leaders Fund to 1.40% for Class A shares, Class B and Class C shares and Institutional Service Class shares
- Gartmore Asia Pacific Leaders Fund to 1.40% for Class A shares, Class B shares, Class C shares and Institutional Service Class shares
- Gartmore Global Financial Services Fund to 1.40% for Class A shares, Class B shares, Class C shares and Institutional Service Class shares
- Gartmore Global Utilities Fund to 1.20% for Class A shares, Class B shares, Class C shares and Institutional Service Class shares
- Gartmore Global Small Companies Fund to 2.15% for Class A shares, 2.75% for Class B shares and 1.82% for Institutional Service Class shares
- Gartmore OTC Fund to 1.80% for Class A shares, 2.40% for Class B shares, 2.40% for Class C shares, 1.47% for Institutional Service Class shares and 1.32% for Institutional Class shares
- Gartmore International Small Cap Growth Fund to 1.37% for Class A shares, Class B shares, Class C shares, Institutional Service Class shares and Institutional Class shares

     GGAMT may request and receive reimbursement from the Funds for the advisory fees waived or limited and other expenses reimbursed by GGAMT pursuant to the Expense Limitation Agreement at a later date but no later than five years after a Fund has commenced operations when the Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the limits set forth below. No reimbursement will be made unless: (i) the Fund's assets exceed $100 million;
(ii) the total annual expense ratio of the Class making such reimbursement is less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Except as provided for in the Expense Limitation Agreement, reimbursement of amounts previously waived or assumed by GGAMT is not permitted.

     During the fiscal years ended October 31, 2002 and October 31, 2001 and the fiscal period ended October 31, 2000, GGAMT received the following fees for investment advisory services:




                                      YEAR ENDED   YEAR ENDED     PERIOD ENDED
                                      OCTOBER 31,  OCTOBER 31,    OCTOBER 31,
FUND                                   2002        2001           2000
Gartmore Emerging Markets Fund1. . . . $             $44,242        $   8,441
Gartmore Global Utilities Fund2. . . . $               N/A               N/A
Gartmore Global Financial
  Services Fund2 . .                   $               N/A               N/A
Gartmore International Growth Fund1. . $              $ 75,669      $  15,417
Gartmore International Small Cap
  Growth Fund  $                       $40,405           N/A
Gartmore Worldwide Leaders Fund1 . . . $              $  38,210     $   7,813

---------------
1    The  Fund  commenced  operations  August  30,  2000.
2    The  Fund  commenced  operations  December  18,  2001.

     The other funds of the Trust for which GGAMT serves as investment adviser had not yet begun operations as of October 31, 2002.

     GGAMT has selected Gartmore Global Partners ("GGP") to be the subadviser to each of the GGAMT Advised Funds. For the services it provides, GGP receives the following fees from GGAMT:


Gartmore Emerging Markets Fund and . . . . .  0.575% of the Fund's average daily
Gartmore Global Small Companies Fund . . . .  net assets


Gartmore International Growth Fund,. . . . .  0.50% of the Fund's average daily
Gartmore Worldwide Leaders Fund, . . . . . .  net assets
Gartmore European Leaders Fund,
Gartmore Asia Pacific Leaders Fund,
Gartmore Global Financial Services Fund, and
Gartmore OTC Fund

Gartmore Global Utilities Fund . . . . . . .  0.40% of the Fund's average daily net assets

Gartmore International Small Cap Growth Fund  0.55% of the Fund's average daily net assets

     These fees are calculated at an annual rate based on each Fund's average daily net assts.

GGP is a global asset manager dedicated to servicing the needs of U.S. based investors. GGP was formed in 1995 as a registered investment adviser as a joint venture between Gartmore Securities Limited and Gartmore US Limited, each a holding company. Gartmore US Limited is a wholly-owned subsidiary of NGH, a holding company which is owned by Nationwide Corporation. As stated previously, Nationwide Mutual Fire Insurance Company and Nationwide Mutual Insurance Company together own all of the common stock of Nationwide
     Corporation. As of December 31, 2002, GGP managed approximately $___ billion in assets.

     During the fiscal years ended October 31, 2002 and October 31, 2001, and the fiscal period ended October 31, 2002, GGP received the following fees for subadvisory services:




                                              YEAR ENDED    YEAR ENDED       PERIOD ENDED
                                              OCTOBER 31,   OCTOBER 31,      OCTOBER 31,
FUND                                          2002          2001             2000
Gartmore Emerging Markets Fund1. . . . . . .  $             $     22,121     $   8,441
Gartmore Global Utilities Fund2. . . . . . .  $                    N/A           N/A
Gartmore Global Financial Services Fund2 . .  $                    N/A           N/A
Gartmore International Growth Fund1. . . . .  $             $     37,835        15,417
Gartmore International Small Cap Growth Fund  $             $     20,203         N/A
Gartmore Worldwide Leaders Fund1 . . . . . .  $             $     19,105         7,813

---------------
1    The  Fund  commenced  operations  August  30,  2000.
2    The  Fund  commenced  operations  December  18,  2001.

     The other funds of the Trust for which GGP serves as subadviser had not yet begun operations as of October 31, 2002.

CONSIDERATION  OF  INVESTMENT  ADVISORY  AGREEMENTS

     In determining whether it was appropriate to approve the Advisory Agreements between each adviser (GMF, GGAMT or GMCM, collectively, the "Advisers") and the Trust, on behalf of each Fund, the Board received extensive information, provided by the Advisers, that the Board believed to be reasonably necessary to conduct its review. The Board carefully evaluated this information, and was advised with respect to its deliberations by legal counsel to the Trust, and the Trustees who are not interested persons were also advised by their own independent counsel. The Trustees decided to approve the Investment Advisory Agreements on the basis of the following considerations, among others:

- The investment advisory fee payable to each Adviser under the Investment Advisory Agreement, the anticipated costs to the Adviser of providing these services, the profitability of each Adviser's relationship with the Funds that it advises, and the comparability of the fee to fees paid by other similar investment companies.

- The nature, quality and extent of the investment advisory services expected to be provided by the Adviser to each of the Funds it advises and such Funds' historic performance and the comparability of such Funds' performance to the performance of similar investment companies.

- The overall quality of the personnel, operations, financial condition, investment management capabilities, methodologies, and performance of the Advisers.

- Any ancillary benefits to the Advisers, including soft dollars received by such Advisers.

     In light of the above considerations and such other factors and information it considered relevant, the Board unanimously determined that the Investment Advisory Agreements should be continued for each of the Funds and that the compensation payable under such Investment Advisory Agreements is fair and reasonable with respect to each such Fund.

     With respect to the addition of new Funds to the Advisory Agreements, the Board has considered similar information, omitting, however, unavailable Fund profitability information and historic Fund performance information.

DISTRIBUTOR

     Gartmore Distirbution Services, Inc. ("GDSI") serves as underwriter for each of the Funds in the continuous distribution of its shares pursuant to a Underwriting Agreement dated as of October 1, 2002 (the "Underwriting
Agreement"). Unless otherwise terminated, the Underwriting Agreement will continue from year to year thereafter for successive annual periods, if, as to each Fund, such continuance is approved at least annually by (i) the Trust's Board of Trustees or by the vote of a majority of the outstanding shares of that Fund, and (ii) the vote of a majority of the Trustees of the Trust who are not parties to the Underwriting Agreement or interested persons (as defined in the 1940 Act) of any party to the Underwriting Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Underwriting Agreement may be terminated in the event of any assignment, as defined in the 1940 Act. Until September 30, 2002, Nationwide Securities, Inc. served as the Trust's underwriter. GDSI, located at 1200 River Road, Conshohocken, PA 19428, is a wholly-owned subsidiary of Gartmore Global Asset Management, Inc., which is indirectly controlled by Nationwide Corporation.

     In its capacity as Distributor, GDSI solicits orders for the sale of Shares, advertises and pays the costs of advertising, office space and the personnel involved in such activities. GDSI receives no compensation under the Underwriting Agreement with the Trust, but may retain all or a portion of the sales charge, if any, imposed upon sales of Shares of each of the Funds.

     During the fiscal years ended October 31, 2002, 2001 and 2000, GDSI/NSI received the following commissions from the sale of shares of the Funds:




                                               YEAR ENDED OCTOBER 31,
FUNDS                                           2002                   2001     2000
Gartmore Bond Fund                                                  $50,356    63,687
Gartmore Emerging Markets Fund1                                       2,709        17
Gartmore Global Financial Services Fund2                                 --        --
Gartmore Global Health Sciences Fund3                                    --        --
Gartmore Global Technology and
   Communications Fund4                                              22,523    19,513
Gartmore Global Utilities Fund2                                          --        --
Gartmore Government Bond Fund5                                       38,778    16,156
Gartmore Growth Fund                                                253,929   505,403
Gartmore High Yield Bond3                                             7,859     3,532
Gartmore International Growth Fund5                                   2,582        14
Gartmore International Small Cap Growth Fund6                           212        --
Gartmore Investor Destinations
   Aggressive Fund7                                                      --        --
Gartmore Investor Destinations
   Moderately Aggressive Fund7                                           --        --
Gartmore Investor Destinations
   Moderate Fund7                                                        --        --
Gartmore Investor Destinations
   Moderately Conservative Fund7                                         --        --
Gartmore Investor Destinations
   Conservative Fund7                                                    --        --
Gartmore Large Cap Value Fund                                        16,416    11,974
Gartmore Millennium Growth Fund                                    $130,693 $ 214,573
Gartmore Morley Capital Accumulation Fund                                --       N/A
Gartmore Morley Enhanced Income Fund8                                 7,901     5,445
Gartmore Nationwide Fund                                            631,955 1,145,479
Gartmore Nationwide Leaders Fund9                                        --        --
Gartmore Tax-Free Income Fund                                        94,122   102,317
Gartmore U.S. Growth Leaders Fund                                    28,459     5,762
Gartmore Value Opportunities Fund8                                   43,808    21,410
Gartmore Worldwide Leaders Fund7                                        435        --
Nationwide Bond Index Fund8                                              --        --
Nationwide International Index Fund                                   2,298     1,902
Nationwide Large Cap Growth Fund                                     25,591    76,645
Nationwide Mid Cap Market Index Fund8                                 2,280        --
Nationwide S&P 500 Index Fund                                        33,486     9,492
Nationwide Small Cap Fund                                             8,813    23,970
Nationwide Small Cap Index Fund8                                      2,263        --
NorthPointe Small Cap Value Fund10                                       --        --

---------------
1    The  Fund  commenced  operations  on  August  30,  2000.
2    The  Fund  commenced  operations  December  18,  2001.
3    The  Fund  commenced  operations  on  December  29,  2000.
4    The  Fund  commenced  operations  on  June  30,  2000.
5 A reorganization of the Nationwide Long-Term U.S. Government Bond Fund with and into the Gartmore Government Bond Fund occurred on August 27, 2001. The commissions listed do not include the commissions NSI received from the Nationwide Long-Term U.S. Government Bond Fund prior to the reorganization.
6    The  Fund  commenced  operations  on  December  21,  2000.
7    The  Fund  commenced  operations  on  March  31,  2000.
8    The  Fund  commenced  operations  on  December  29,1999.
9    The  Fund  commenced  operations  on  December  28,  2001.
10   The  Fund  commenced  operations  on  June  29,  2000.

     The other Funds of the Trust had not yet begun operations as of October 31, 2001.

     GDSI also receives the proceeds of contingent deferred sales charges imposed on certain redemptions of Class B and Class C shares (and certain Class A shares). During the fiscal years ended October 31, 2002, 2001 and 2000 for periods when it was the Trust's underwriter, GDSI/NSI received the following amounts from such sales charges:




                                                  YEAR ENDED OCTOBER 31,
FUNDS                                          2002        2001    2000
Gartmore Bond Fund                                         43,979    19,420
Gartmore Emerging Markets Fund1                             9,151        --
Gartmore Global Financial Services Fund2                       --        --
Gartmore Global Health Sciences Fund3                          --        --
Gartmore Global Technology and
   Communications Fund4                                    20,722        --
Gartmore Global Utilities Fund2                                --        --
Gartmore Government Bond Fund5                             38,255     7,510
Gartmore Growth Fund                                       44,162   107,445
Gartmore High Yield Bond Fund3                              3,504       341
Gartmore International Growth Fund5                         1,735        --
Gartmore International Small Cap Growth Fund6                  21        --
Gartmore Investor Destinations
   Aggressive Fund7                                            --        --
Gartmore Investor Destinations
   Moderately Aggressive Fund7                                 --        --
Gartmore Investor Destinations
   Moderate Fund7                                              --        --
Gartmore Investor Destinations
   Moderately Conservative Fund7                               --        --
Gartmore Investor Destinations
   Conservative Fund7                                          --        --
Gartmore Large Cap Value Fund                               9,203     7,095
Gartmore Millennium Growth Fund                           105,100  $ 29,934
Gartmore Morley Capital Accumulation Fund                      --       N/A
Gartmore Morley Enhanced Income Fund8                         N/A       N/A
Gartmore Nationwide Fund                                  246,115   445,655
Gartmore Nationwide Leaders Fund9                              --        --
Gartmore Tax-Free Income Fund                              65,743    54,421
Gartmore U.S. Growth Leaders Fund                          21,871        --
Gartmore Value Opportunities Fund8                         38,688     2,572
Gartmore Worldwide Leaders Fund7                              891        --
Nationwide Bond Index Fund8                                   400        --
Nationwide International Index Fund                         1,209       666
Nationwide Large Cap Growth Fund                           30,626    64,036
Nationwide Mid Cap Market Index Fund8                         214        --
Nationwide S&P 500 Index Fund                              57,197     9,915
Nationwide Small Cap Fund                                  10,631    13,483
Nationwide Small Cap Index Fund8                               --        --
NorthPointe Small Cap Value Fund10                             --        --

---------------
1    The  Fund  commenced  operations  on  August  30,  2000.
2    The  Fund  commenced  operations  December  18,  2001.
3    The  Fund  commenced  operations  on  December  29,  2000.
4    The  Fund  commenced  operations  on  June  30,  2000.
5 A reorganization of the Nationwide Long-Term U.S. Government Bond Fund with and into the Gartmore Government Bond Fund occurred on August 27, 2001. The commissions listed do not include the commissions NSI received from the Nationwide Long-Term U.S. Government Bond Fund prior to the reorganization.
6    The  Fund  commenced  operations  on  December  21,  2000.
7    The  Fund  commenced  operations  on  March  31,  2000.
8    The  Fund  commenced  operations  on  December  29,1999.
9    The  Fund  commenced  operations  on  December  28,  2001.
10   The  Fund  commenced  operations  on  June  29,  2000.

     The other funds of the Trust for which GMF will serve as investment adviser had not yet begun operations as of October 31, 2002.

     From such fees, GDSI/NSI and affiliated broker dealers retained $_______________, $2,083,754, and $3,506,995 for 2002, 2001 and 2000,
respectively, after reallowances to dealer. GDSI reallows to dealers 5.00% of sales charges on Class A shares of the Funds which have a maximum front-end sales charge 5.75%, 4.00% of sales charges on Class A shares of the Funds which have a maximum front-end sales charge of 4.75%, 3.00% of sales charges on Class A shares of the Funds which have a maximum front-end sales charge of 3.75%, 4.00% on Class B shares of the Funds, 1.00% on Class C shares of the Funds, 4.00% on Class D shares of the Funds.

DISTRIBUTION  PLAN

     The Funds have adopted a Distribution Plan (the "Plan") under Rule 12b-1 of the 1940 Act with respect to certain classes of shares. The Plan permits the Funds to compensate GDSI, as the Funds' Distributor, for expenses associated with the distribution of certain classes of shares of the Funds. Although actual distribution expenses may be more or less, under the Plan the Funds pay the distributor an annual fee in an amount that will not exceed the following amounts:

-    0.25%  of  the  average  daily  net  assets of Class A shares of each Fund;
- 0.25% of the Service Class Shares and IRA Class shares of the Gartmore Morley Capital Accumulation Fund;
- 0.25% of the average daily net assets of Service Class Shares of the Investor Destinations Funds;
- 1.00% of the average daily net assets of Class B and Class C shares for each of the Funds other than the Gartmore Bond, Gartmore Government Bond, Money Market and Gartmore Tax-Free Funds;
- 0.85% of the average daily net assets of the Class B and Class C shares of the Gartmore Bond, Gartmore Government Bond and Gartmore Tax-Free Funds;
- 0.15% of the average daily net assets of Service Class shares of the Money Market and S&P 500 Index Funds; and
- 0.07% of the average daily net assets of the Local Fund shares of the S&P 500 Index Fund.

     Distribution expenses paid by GDSI may include the costs of marketing, printing and mailing prospectuses and sales literature to prospective investors, advertising, and compensation to sales personnel and broker-dealers, as well as payments to broker-dealers for shareholder services.

     During the fiscal year ended October 31, 2002, GDSI/NSI received the following distribution fees under the Plan1:




                                                                              LOCAL
                                                                      SERVICE FUND
FUNDS                                    CLASS A   CLASS B   CLASS C  CLASS   SHARES
Gartmore Bond Fund. . . . . . . . . . .  $       $         $         N/A      N/A
Gartmore Emerging Markets Fund                                       N/A      N/A
Gartmore Global Financial Services Fund
Gartmore Global Health Sciences Fund                       N/A       N/A      N/A
Gartmore Global Technology and
   Communications Fund                                               N/A      N/A
Gartmore Global Utilities Fund
Gartmore Government Bond Fund2                                       N/A      N/A
Gartmore Growth Fund                                                 N/A      N/A
Gartmore High Yield Bond Fund                                        N/A      N/A
Gartmore International Growth Fund                                   N/A      N/A
Gartmore International Small Cap
    Growth Fund                                                      N/A      N/A
Investor Destinations Aggressive Fund                      N/A                N/A
Investor Destinations Moderately
   Aggressive Fund                                         N/A                N/A
Investor Destinations Moderate Fund                        N/A                N/A
Investor Destinations Moderately
   Conservative Fund                                       N/A                N/A
Investor Destinations Conservative Fund                    N/A                N/A
Gartmore Large Cap Value Fund                                        N/A      N/A
Gartmore Millennium Growth Fund                                      N/A      N/A
Gartmore Money Market Fund. . . . . . .  N/A               N/A       508,     N/A
Gartmore Morley Enhanced Income Fund             N/A       N/A       N/A      N/A
Gartmore Nationwide Fund                                             N/A      N/A
Gartmore Nationwide Leaders Fund                                     N/A      N/A
Gartmore Tax-Free Income Fund                                        N/A      N/A
Gartmore U.S. Growth Leaders Fund
Gartmore Value Opportunities Fund                                    N/A      N/A
Gartmore Worldwide Leaders Fund                                      N/A      N/A
Nationwide Bond Index Fund                                 N/A       N/A      N/A
Nationwide International Index Fund                        N/A       N/A      N/A
Nationwide Large Cap Growth Fund                                     N/A      N/A
Nationwide Mid Cap Market Index Fund                       N/A       N/A      N/A
Nationwide S&P 500 Index Fund                              N/A
Nationwide Small Cap Index Fund                  N/A       N/A       N/A      N/A
Nationwide Small Cap Value Fund                                      N/A      N/A

---------------

1 The other Funds of the Trust for which GDSI acted as distributor had not commenced operations as of October 31, 2002.
2 The reorganization of the Nationwide Long-Term U.S. Government Bond Fund with and into the Gartmore Government Bond Fund was completed effective August 27, 2001. The distribution fees listed do not include the distribution fees NSI received from the Nationwide Long-Term U.S. Government Bond Fund prior to the reorganization.


                                     SERVICE CLASS SHARES  IRA CLASS SHARES
Gartmore Morley Capital Accumulation  $                         $


     As required by Rule 12b-1, the Plan was approved by the Board of Trustees, including a majority of the Trustees who are not interested persons of the Funds and who have no direct or indirect financial interest in the operation of the Plan (the "Independent Trustees"). The Plan was initially approved by the Board of Trustees on March 5, 1998, and is amended from time to time upon approval by the Board of Trustees. The Plan may be terminated as to a Class of a Fund by vote of a majority of the Independent Trustees, or by vote of a majority of the outstanding shares of that Class. Any change in the Plan that would materially increase the distribution cost to a Class requires shareholder approval. The
Trustees review quarterly a written report of such costs and the purposes for which such costs have been incurred. The Plan may be amended by vote of the Trustees including a majority of the Independent Trustees, cast in person at a meeting called for that purpose. For so long as the Plan is in effect, selection and nomination of those Trustees who are not interested persons of the Trust shall be committed to the discretion of such disinterested persons. All agreements with any person relating to the implementation of the Plan may be terminated at any time on 60 days' written notice without payment of any penalty, by vote of a majority of the Independent Trustees or by a vote of the majority of the outstanding Shares of the applicable Class. The Plan will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Independent Trustees, and (ii) by a vote of a majority of the entire Board of Trustees cast in person at a meeting called for that purpose. The Board of Trustees has a duty to request and evaluate such information as may be reasonably necessary for them to make an informed determination of whether the Plan should be implemented or continued. In addition the Trustees in approving the Plan as to a Fund must determine that there is a reasonable likelihood that the Plan will benefit such Fund and its Shareholders.

     The Board of Trustees of the Trust believes that the Plan is in the best interests of the Funds since it encourages Fund growth and maintenance of Fund assets. As the Funds grow in size, certain expenses, and therefore total expenses per share, may be reduced and overall performance per share may be improved.

     The Fund's distributor has entered into, and will enter into, from time to time, Rule 12b-1 Agreements with selected dealers pursuant to which such dealers will provide certain services in connection with the distribution of a Fund's Shares including, but not limited to, those discussed above.

ADMINISTRATIVE  SERVICES  PLAN

     Under the terms of an Administrative Services Plan, a Fund is permitted to enter into Servicing Agreements with servicing organizations, such as broker-dealers and financial institutions, who agree to provide certain administrative support services in connection with the Class A, Class D, Institutional Service Class and Service Class shares of the Funds (as applicable), the Prime shares of the Money Market Fund, and the IRA Class shares of the Morley Capital Accumulation Fund. Such administrative support services include, but are not limited to, the following: establishing and maintaining shareholder accounts, processing purchase and redemption transactions, arranging for bank wires, performing shareholder sub-accounting, answering inquiries regarding the Funds, providing periodic statements showing the account balance for beneficial owners or for plan participants or contract holders of insurance company separate accounts, transmitting proxy statements, periodic reports, updated prospectuses and other communications to shareholders and, with respect to meetings of shareholders, collecting, tabulating and forwarding to the Trust executed proxies and obtaining such other information and performing such other services as may reasonably be required.

     As authorized by the particular Administrative Services Plan(s) for the Funds, the Trust has entered into Servicing Agreements for the Funds pursuant to which Nationwide Financial Services, Inc. ("NFS") has agreed to provide certain administrative support services in connection with the applicable Fund shares held beneficially by its customers. NFS is a majority owned subsidiary of Nationwide Corporation, which also owns GGAMT. In consideration for providing administrative support services, NFS and other entities with which the Trust may enter into Servicing Agreements (which may include GDSI) will receive a fee, computed at the annual rate of up to (a) 0.25% of the average daily net assets of the Class A, D or Institutional Service and Service Class shares of each Fund (as applicable) and Prime shares of the Money Market Fund, except that Service Class and IRA Class shares of the Morley Capital Accumulation Fund, held by customers of NFS or such other entity will pay 0.15% of the average daily net assets of the Fund.

     The Trust has also entered into a Servicing Agreement pursuant to which Nationwide Investment Services Corporation ("NISC") has agreed to provide certain administrative support services in connection with Service Class shares of the Money Market Fund held beneficially by its customers. NISC is indirectly owned by NFS.

     During the fiscal year ended October 31, 2002 NFS and its affiliates received $______________ in administrative services fees from the Funds. FUND ADMINISTRATION AND TRANSFER AGENCY SERVICES

     Under the terms of a Fund Administration Agreement, Gartmore SA Capital Trust ("GSA"), a wholly owned subsidiary of Gartmore Global Investments, Inc. ("GGI"), provides for various administrative and accounting services, including daily valuation of the Funds' shares, preparation of financial statements, tax returns, and regulatory reports, and presentation of quarterly reports to the Board of Trustees. GGI is a wholly-owned subsidiary of GGAMT. Gartmore
Investors Services, Inc. ("GISI"), an indirect subsidiary of GSA, serves as transfer agent and dividend disbursing agent for each of the Funds. Both GSA and GISI are located at 1200 River Road, Conshohocken, Pennsylvania 19428. For the fund administration and transfer agency services, each Fund pays GSA a combined annual fee based on the Trust's average daily net assets according to the following schedule:

ASSET LEVEL1               AGGREGATE TRUST FEE
-------------------------  --------------------

0 - $1 billion . . . . .                 0.25%
1 - $3 billion . . . . .                 0.18%
3 - $4 billion . . . . .                 0.14%
4 - $5 billion . . . . .                 0.07%
5 - $10 billion. . . . .                 0.04%
10 - $12 billion . . . .                 0.02%
greater than $12 billion.                0.01%


     GSA  pays  GISI  from  these  fees  for  its  services.

1. The assets of each of the Investor Destinations Funds are excluded from the Trust asset level amount in order to calculate this asset based fee. The Investor Destinations Funds do not pay any part of this fee.

     During the fiscal years ended October 31, 2002, 2001 and 2000, GSA received fund administration fees (under a previous fee schedule) from the Funds as follows:



                                                                     YEAR ENDED OCTOBER 31,

FUND . . . . . . . . . . . . . . . . . . . . . . . . . . . .  2002                     2001        2000
Gartmore Millennium Growth Fund                             $                   $    25,459  $   20,136
Gartmore Growth Fund                                                                319,221     541,769
Gartmore Nationwide Fund                                                            907,738   1,063,967
Gartmore Tax-Free Income Fund                                                       148,982     153,092
Gartmore Bond Fund                                                                   85,965      84,085
Gartmore Government Bond Fund1                                                       94,874      74,254
Money Market Fund                                                                   812,284     723,852
Nationwide S&P 500 Index Fund                                                       177,923     106,035
Gartmore Large Cap Value Fund2                                                       75,000      75,000
Nationwide Large Cap Growth Fund2                                                    75,000      75,000
Nationwide Small Cap Fund2                                                           75,000      75,000
Gartmore Morley Capital Accumulation Fund3                                           50,000      50,000
Gartmore Value Opportunities Fund4                                                   75,000      63,115
Gartmore Morley Enhanced Income Fund4                                                75,000      63,115
Gartmore High Yield Bond Fund4                                                       75,000      56,405
Gartmore Investor Destinations Aggressive Fund5                                      75,000      44,058
Gartmore Investor Destinations Moderately Aggressive Fund5                           75,000      44,058
Gartmore Investor Destinations Moderate Fund5                                        75,000      44,058
Gartmore Investor Destinations Moderately Conservative Fund5                         75,000      44,058
Gartmore Investor Destinations Conservative Fund5                                    75,000      44,058
Nationwide Small Cap Index Fund6                                                     75,000      63,115
Nationwide Mid Cap Market Index Fund7                                                75,000      63,115
Nationwide International Index Fund6                                                 75,000      63,115
Nationwide Bond Index Fund6                                                          75,000      63,115
NorthPointe Small Cap Value Fund7                                                    75,000      24,795
Gartmore U.S. Growth Leaders Fund8                                                   75,000      24,795
Gartmore Global Technology and Communications Fund8                                  75,000      24,795
Gartmore Emerging Markets Fund9                                                      75,000      12,500
Gartmore International Growth Fund9                                                  75,000      12,500
Gartmore Worldwide Leaders Fund9                                                     75,000      12,500
Gartmore International Small Cap Growth Fund10                                       64,720          --
Gartmore Global Health Sciences Fund11                                               63,081          --
Gartmore Global Financial Services Fund12                                                --          --
Gartmore Global Utilities Fund12                                                         --          --
Gartmore Nationwide Leaders Fund13                                                       --          --

---------------
1 The reorganization of the Nationwide Long-Term U.S. Government Bond Fund with and into the Gartmore Government Bond Fund was completed effective August 27, 2001. The fund administration fees listed do not include the fund administration fees NAS/GSA received from the Nationwide Long-Term
     U.S.  Government  Bond  Fund  prior  to  the  reorganization.
2    The  Fund  commenced  operations  November  2,  1998.
3    The  Fund  commenced  operations  February  1,  1999.
4    The  Fund  commenced  operations  December  29,  1999.
5    The  Fund  commenced  operations  March  31,  2000.
6    The  Fund  commenced  operations  December  29,  1999.
7    The  Fund  commenced  operations  June  29,  2000.
8    The  Fund  commenced  operations  June  30,  2000.
9    The  Fund  commenced  operations  August  30,  2000.
10   The  Fund  commenced  operations  on  December  21,  2000.
11   The  Fund  commenced  operations  on  December  29,  2000.
12   The  Fund  commenced  operations  on  December  18,  2001.
13   The  Fund  commenced  operations  on  December  28,  2001.

     The other Funds of the Trust for which GSA acts as administrator had not yet commenced operations as of October 31, 2002.

     During the fiscal years ended October 31, 2002, 2001 and 2000, GISI received the following transfer agent fees from the Funds:



                                                         YEARS ENDED OCTOBER 31,
FUNDS                                              2002         2001               2000
Gartmore Bond Fund                                          246,294                    27,453
Gartmore Emerging Markets Fund1                               3,077                       296
Gartmore Global Financial Services Fund2                         --                        --
Gartmore Global Health Sciences Fund3                           425                        --
Gartmore Global Technology and
   Communications Fund4                                      38,646                       543
Gartmore Global Utilities Fund2                                  --                        --
Gartmore Government Bond Fund5                               98,553                    30,542
Gartmore Growth Fund                                      1,851,859                   992,246
Gartmore High Yield Bond Fund3                               12,352                     2,523
Gartmore International Growth Fund5                           3,614                       330
Gartmore International Small Cap Growth Fund6                   838                        --
Gartmore Investor Destinations Aggressive Fund7               1,343                       112
Gartmore Investor Destinations
   Moderately Aggressive Fund7                                1,575                       101
Gartmore Investor Destinations Moderate Fund7                 2,601                        92
Gartmore Investor Destinations
  Moderately Conservative Fund7                                 961                       103
Gartmore Investor Destinations Conservative Fund7               899                        91
Gartmore Large Cap Value Fund                                22,172                     7,866
Gartmore Millennium Growth Fund                          $  352,953               $    57,122
Gartmore Money Market Fund                                1,465,056                   989,953
Gartmore Morley Capital Accumulation Fund                     5,907                     1,393
Gartmore Morley Enhanced Income Fund8                         3,855                     1,189
Gartmore Nationwide Leaders Fund                                 --                        --
Gartmore Nationwide Fund9                                 3,373,316                 1,841,252
Gartmore Tax-Free Income Fund                               227,188                    25,832
Gartmore U.S. Growth Leaders Fund                            28,496                       504
Gartmore Value Opportunities Fund8                           53,754                     2,562
Gartmore Worldwide Leaders Fund7                              1,753                       298
Nationwide Bond Index Fund8                                   1,523                       177
Nationwide International Index Fund                           7,906                     1,087
Nationwide Large Cap Growth Fund                            129,573                    51,260
Nationwide Mid Cap Market Index Fund8                         1,864                       412
Nationwide S&P 500 Index Fund                                99,084                    26,973
Nationwide Small Cap Fund                                    34,164                    12,415
Nationwide Small Cap Index Fund8                              1,061                       141
NorthPointe Small Cap Value Fund10                            5,222                       669

---------------
1     The  Fund  commenced  operations  on  August  30,  2000.
2     The  Fund  commenced  operations  December  18,  2001.
3     The  Fund  commenced  operations  on  December  29,  2000.
4     The  Fund  commenced  operations  on  June  30,  2000.
5 A reorganization of the Nationwide Long-Term U.S. Government Bond Fund with and into the Gartmore Government Bond Fund occurred on August 27, 2001. The commissions listed do not include the commissions NSI received from the Nationwide Long-Term U.S. Government Bond Fund prior to the reorganization.
6     The  Fund  commenced  operations  on  December  21,  2000.
7     The  Fund  commenced  operations  on  March  31,  2000.
8     The  Fund  commenced  operations  on  December  29,1999.
9     The  Fund  commenced  operations  on  December  28,  2001.
10   The  Fund  commenced  operations  on  June  29,  2000.

     The other Funds of the Trust for which GISI acts as transfer agent had not yet commenced operations as of October 31, 2002.

SUB-ADMINISTRATORS

     GSA has entered into a Sub-Administration Agreement and a Sub-Transfer Agent Agreement with BISYS Fund Services Ohio, Inc. ("BISYS"), effective September 1, 1999, to provide certain fund administration and transfer agency services for each of the Funds. For these services, GSA pays BISYS an annual fee at the following rates based on the average daily net assets of the aggregate of all the funds of the Trust that BISYS is providing such services for:



ASSET LEVEL1                FEE
0 - $1 billion . . . . .   0.20%
1 - $3 billion . . . . .   0.15%
3 - $4 billion . . . . .   0.10%
4 - $5 billion . . . . .   0.05%
5 - $10 billion. . . . .   0.02%
10 - $12 billion . . . .   0.01%
greater than $12 billion.  0.005%

1. The assets of each of the Investor Destinations Funds are excluded from the Trust asset level amount in order to calculate this asset based fee. The Investor Destinations Funds do not pay any part of this fee.

     For the fiscal years ended October 31, 2002, 2001 and 2000, BISYS received $_____________, $7,374,769 and $6,225,284, respectively, for the sub-administration services it provided and $_____________, $4,367,098 and $4,178,459 for the sub-transfer agency services it provided.

     From December 29, 1999 to October 15, 2001, FAM provided the fund accounting, custody and other administrative services at the series level with respect to the Index Funds pursuant to a Sub-Administration Agreement. Such Sub-Administration Agreement was terminated as of October 15, 2001.

CUSTODIAN

     JPMorgan Chase Bank ("JPMorgan"), 4 Madison Avenue, New York, NY 10008 is the custodian for the Funds and makes all receipts and disbursements under a Custody Agreement. JPMorgan performs no managerial or policy-making functions for the Funds.

LEGAL  COUNSEL

     Stradley Ronon Stevens and Young LLP, 2600 Commerce Square, Philadelphia, Pennsylvania 19103, serves as the Trust's legal counsel.

AUDITORS

     PricewaterhouseCoopers LLP, 100 E. Broad Street, Columbus, Ohio 43215 serves as independent accountants for the Trust.

BROKERAGE  ALLOCATION

     A Fund's Adviser (or a Subadviser) is responsible for decisions to buy and sell securities and other investments for the Funds, the selection of brokers and dealers to effect the transactions and the negotiation of brokerage commissions, if any. In transactions on stock and commodity exchanges in the United States, these commissions are negotiated, whereas on foreign stock and commodity exchanges these commissions are generally fixed and are generally higher than brokerage commissions in the United States. In the case of securities traded on the over-the-counter markets or for securities traded on a principal basis, there is generally no commission, but the price includes a spread between the dealer's purchase and sale price. This spread is the dealer's profit. In underwritten offerings, the price includes a disclosed, fixed commission or discount. Most short term obligations are normally traded on a "principal" rather than agency basis. This may be done through a dealer (e.g., a securities firm or bank) who buys or sells for its own account rather than as an agent for another client, or directly with the issuer.

-----------
1 Because the Investor Destinations Funds will invest exclusively in shares of the Underlying Funds and the Nationwide Contract, it is expected that all transactions in portfolio securities for these Funds will be entered into by the Underlying Funds.

     Except as described below, the primary consideration in portfolio security transactions is best price and execution of the transaction i.e., execution at the most favorable prices and in the most effective manner possible. "Best price-best execution" encompasses many factors affecting the overall benefit obtained by the client account in the transaction including, but not necessarily limited to, the price paid or received for a security, the commission charged, the promptness, availability and reliability of execution, the confidentiality and placement accorded the order, and customer service. Both the adviser and the Subadvisers have complete freedom as to the markets in and the broker-dealers through which they seek this result.

     Subject to the primary consideration of seeking best price-best execution and as discussed below, securities may be bought or sold through broker-dealers who have furnished statistical, research, and other information or services to the adviser or a subadviser. In placing orders with such broker-dealers, the adviser or subadviser will, where possible, take into account the comparative usefulness of such information. Such information is useful to the adviser or subadviser even though its dollar value may be indeterminable, and its receipt or availability generally does not reduce the adviser's or subadviser's normal research activities or expenses.

     Fund portfolio transactions may be effected with broker-dealers who have assisted investors in the purchase of variable annuity contracts or variable insurance policies issued by Nationwide Life Insurance Company or Nationwide Life & Annuity Insurance Company. However, neither such assistance nor sale of other investment company shares is a qualifying or disqualifying factor in a broker-dealer's selection, nor is the selection of any broker-dealer based on the volume of shares sold.

     There may be occasions when portfolio transactions for a Fund are executed as part of concurrent authorizations to purchase or sell the same security for trusts or other accounts (including other mutual funds) served by the adviser or subadviser or by an affiliated company thereof. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to a Fund, they are affected only when the adviser or subadviser believes that to do so is in the interest of the Fund. When such concurrent authorizations occur, the executions will be allocated in an equitable manner.

     In purchasing and selling investments for the Funds, it is the policy of each of the advisers and subadvisers to obtain best execution at the most favorable prices through responsible broker-dealers. The determination of what may constitute best execution in a securities transaction by a broker involves a number of considerations, including the overall direct net economic result to the Fund (involving both price paid or received and any commissions and other costs paid), the efficiency with which the transaction is effected, the ability to effect the transaction at all when a large block is involved, the availability of the broker to stand ready to execute possibly difficult transactions in the future, and the financial strength and stability of the broker. These considerations are judgmental and are weighed by the adviser or subadviser in determining the overall reasonableness of securities executions and commissions paid. In selecting broker-dealers, the adviser or subadviser will consider various relevant factors, including, but not limited to, the size and type of the transaction; the nature and character of the markets for the security or asset to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer's firm; the broker-dealer's execution services, rendered on a continuing basis; and the reasonableness of any commissions.

     The advisers and each subadviser may cause a Fund to pay a broker-dealer who furnishes brokerage and/or research services a commission that is in excess of the commission another broker-dealer would have received for executing the transaction if it is determined, pursuant to the requirements of Section 28(e) of the Securities Exchange Act of 1934, that such commission is reasonable in relation to the value of the brokerage and/or research services provided. Such research services may include, among other things, analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, analytic or modeling software, market data feeds and historical market information. Any such research and other information provided by brokers to an adviser or subadviser is considered to be in addition to and not in lieu of services required to be performed by it under its investment advisory or subadvisory agreement, as the case may be. The fees paid to the advisers and subadvisers pursuant to their respective investment advisory or subadvisory agreement are not reduced by reason of its receiving any brokerage and research services. The research services provided by broker-dealers can be useful to the advisers or a subadviser in serving their other clients. All research services received from the brokers to whom commission are paid are used collectively, meaning such services may not actually be utilized in connection with each client account that may have provided the commission paid to the brokers providing such services. Subject to the policy of the advisers and subadvisers to obtain best execution at the most favorable prices through responsible broker-dealers, each also may consider the broker-dealer's sale of shares of any fund for which it serves as investment adviser, subadviser or administrator. For the fiscal year ended October 31, 2002, all the affiliated advisers of Gartmore Global Investments, Inc. ("GGI"), including but not limited to GMF, GSA, GGAMT, and GTC (GMCM's predecessor), received soft dollar commissions of $___________ for all their advisory clients, including the Funds.

     During the fiscal years ended October 31, 2002, 2001 and 2000, the following brokerage commissions were paid by the Funds:




                                                            YEAR ENDED OCTOBER 31,
FUND                                                              2002           2001             2000
Gartmore Bond Fund. . . . . . . . . . . . . .                       $               --                  --
Gartmore Emerging Markets Fund1                                                 14,115                7,673
Gartmore Global Financial Services Fund2                                            --                  --
Gartmore Global Health Sciences Fund3                                           20,681                   --
Gartmore Global Technology
   and Communications Fund4                                                     55,126               12,940
Gartmore Global Utilities Fund2                                                     --                   --
Gartmore Government Bond Fund5                                                      --                   --
Gartmore Growth Fund                                                          1,752,999           2,000,121
Gartmore High Yield Bond Fund3                                                None                None
Gartmore International Growth Fund5                                              60,696               19,814
Gartmore International Small Cap Growth Fund6                                    26,974                 --
Gartmore Investor Destinations
   Aggressive Fund7                                                            None                None
Gartmore Investor Destinations
   Moderately Aggressive Fund7                                                 None                None
Gartmore Investor Destinations
   Moderate Fund7                                                              None                None
Gartmore Investor Destinations
   Moderately Conservative Fund7                                               None                None
Gartmore Investor Destinations
   Conservative Fund7                                                          None               None
Gartmore Large Cap Value Fund                                               132,343                   69,89
Gartmore Millennium Growth Fund                                     $       268,942              $  164,608
Gartmore Morley Capital
   Accumulation Fund                                                          None                None
Gartmore Morley Enhanced Income Fund                                          6,218               None
Gartmore Nationwide Fund                                                  3,303,085                3,750,16
Gartmore Nationwide Leaders Fund9                                                --                      --
Gartmore Tax Free Income Fund                                                    --                      --
Gartmore U.S. Growth Leaders Fund                                            25,573                   3,113
Gartmore Value Opportunities Fund8                                           97,474                  23,825
Gartmore Worldwide Leaders Fund7                                              3,720                   3,546
Nationwide Bond Index Fund8                                                   None 11                    --
Nationwide International Index Fund                                          37,33611                    --
Nationwide Large Cap Growth Fund                                               35,354                35,585
Nationwide Mid Cap Index Fund8                                                9,488 11                   --
Nationwide S&P 500 Index Fund                                                  97,758              113,899
Nationwide Small Cap Fund                                                     188,603                69,98
Nationwide Small Cap Index Fund8                                                4,991 11                --
NorthPointe Small Cap Value Fund10                                            119,451               36,913

---------------
1    The  Fund  commenced  operations  on  August  30,  2000.
2    The  Fund  commenced  operations  December  18,  2001.
3    The  Fund  commenced  operations  on  December  29,  2000.
4    The  Fund  commenced  operations  on  June  30,  2000.
5    The  Fund  commenced  operations  on  December  21,  2000.
6    The  Fund  commenced  operations  on  March  31,  2000.
7    The  Fund  commenced  operations  on  December  29,1999.
8    The  Fund  commenced  operations  on  December  28,  2001.
9    The  Fund  commenced  operations  on  June  29,  2000.
10   The  Fund  commenced  operations  on  June  29,  2000.
11 For the period October 15, 2001 to October 31, 2001. Prior to October 15, 2001, the Fund, under a master-feeder arrangement, invested all of its assets in shares of a corresponding series of a master trust.

     The other funds of the Trust for which GMF will serve as investment adviser had not yet begun operations as of October 31, 2002.

     During the fiscal year ended October 31, 2002, the Gartmore Growth Fund, Gartmore Nationwide Fund, Gartmore Bond Fund, Gartmore Money Market Fund, Nationwide S&P 500 Index Fund, Nationwide Large Cap Value Fund, Nationwide Large Cap Growth Fund, Gartmore Morley Capital Accumulation Fund, Gartmore Morley Enhanced Income Fund, Nationwide Bond Index Fund and Gartmore U.S. Growth Leaders Fund held investments in securities of their regular broker-dealers as follows:




FUND                                         APPROXIMATE                   NAME
                                              AGGREGATE                     OF
                                               VALUE OF                   BROKER
                                               ISSUER'S                     OR
                                              SECURITIES                  DEALER
                                               OWNED BY
                                               THE FUND
                                              DURING THE
                                             FISCAL YEAR
                                                ENDED
                                           OCTOBER 31, 2002

Gartmore Growth Fund                                         Bank of America Corp.
                                                             Fifth Third Bancorp
                                                             Goldman Sachs Group, Inc.
                                                             Merrill Lynch & Co., Inc.
                                                             Morgan Stanley Dean Witter & Co.
Gartmore Nationwide Fund                                     Bank of America Corp.
                                                             J.P. Morgan Chase & Co.
Gartmore Bond Fund                                           J.P. Morgan Chase & Co.
                                                             Merrill Lynch & Co.
Gartmore Money Market Fund                                   Goldman Sachs Group, Inc.
                                                             J.P. Morgan Chase & Co.
                                                             Morgan Stanley Dean Witter & Co.
                                                             Salomon Smith Barney, Inc.
Nationwide S&P 500 Index Fund                                Bank of America Corp.
                                                             Fifth Third Bancorp
                                                             J.P. Morgan Chase & Co.
                                                             Merrill Lynch & Co., Inc.
                                                             Morgan Stanley Dean Witter & Co.
                                                             State Street Corp.
Nationwide Large Cap Value Fund                              Bank of America Corp.
                                                             J.P. Morgan Chase & Co.
                                                             Merrill Lynch & Co., Inc.
                                                             Morgan Stanley Dean Witter & Co.
Nationwide Large Cap Growth Fund                             Bank of America Corp.
Gartmore Morley Capital Accumulation Fund                    Bank of America Corp.
                                                             Morgan Stanley Dean Witter & Co.
Gartmore Morley Enhanced Income Fund                         Bank of America Corp.
                                                             Merrill Lynch & Co., Inc.
                                                             Morgan Stanley Dean Witter & Co.
Nationwide Bond Index Fund                                   Bank of America Corp.
                                                             Goldman Sachs Group, Inc.
                                                             Morgan Stanley Dean Witter & Co.
Gartmore U.S. Growth Leaders Fund                            Bank of America Corp.

     Under the 1940 Act, "affiliated persons" of a Fund are prohibited from dealing with it as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC. However, each Fund may purchase securities from underwriting syndicates of which a Subadviser or any of its affiliates, as defined in the 1940 Act, is a member under certain conditions, in accordance with Rule 10f-3 under the 1940 Act.

     Each of the Funds contemplate that, consistent with the policy of obtaining best results, brokerage transactions may be conducted through "affiliated brokers or dealers," as defined in the 1940 Act . Under the 1940 Act, commissions paid by a Fund to an "affiliated broker or dealer" in connection with a purchase or sale of securities offered on a securities exchange may not exceed the usual and customary broker's commission. Accordingly, it is the Funds' policy that the commissions to be paid to an affiliated broker-dealer must, in the judgment of the adviser or the appropriate Subadviser, be (1) at least as favorable as those that would be charged by other brokers having comparable execution capability and (2) at least as favorable as commissions contemporaneously charged by such broker or dealer on comparable transactions for the broker's or dealer's most favored unaffiliated customers, except for accounts for which the affiliated broker or dealer acts as a clearing broker for another brokerage firm and customers of an affiliated broker or dealer that, in the opinion of a majority of the independent trustees, are not comparable to the Fund. The Funds do not deem it practicable or in their best interests to solicit competitive bids for commissions on each transaction. However, consideration regularly is given to information concerning the prevailing level of commissions charged on comparable transactions by other brokers during comparable periods of time.




                                                           COMMISSIONS
                                                         PAID TO AFFILAITED
                                                             BROKERS
FUND                                  BROKER          2002    2001    2000
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Gartmore Large Cap Value Fund . . .  Brinson Partners  $      $   42  $  582
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Nationwide Large Cap Growth Fund. .  Goldman Sachs     $      $4,817  $2,154
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Nationwide S&P 500 Index Fund . . .  Merrill Lynch     $      $4,123  $  295
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Nationwide Small Cap Index Fund      Merrill Lynch     $      $    9  $  ---
-----------------------------------------------------------------------------
Nationwide International Index Fund  Merrill Lynch     $      $  108  $  ---
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Nationwide Mid Cap                   Merrill Lynch     $      $   77  $  ---
     Market Index Fund
-----------------------------------------------------------------------------

     During the year ended October 31, 2002, commissions paid by the Gartmore Large Cap Value Fund to Brinson Partners represented ____% of aggregate commissions paid by the Fund and ____% of the aggregate dollar amount of transactions involving the payment of commissions. During the year ended October 31, 2002, commissions paid by the Nationwide Large Cap Growth Fund to Goldman Sachs represented ____% of aggregate commissions paid by the Fund and ____% of the aggregate dollar amount of transactions involving the payment of commissions. During the year ended October 31, 2002, commissions paid by the Nationwide S&P 500 Index Fund to Merrill Lynch represented ____% of aggregate commissions paid by the Fund and ____% of the aggregate dollar amount of transactions involving the payment of commissions. During the year ended October 31, 2002, commissions paid by the Nationwide Small Cap Index Fund to Merrill Lynch represented ____% of total commissions paid by the Fund and ____% of the aggregate dollar amount of transactions involving the payment of commissions. During the year ended October 31, 2002, commissions paid by the Nationwide International Index Fund to Merrill Lynch represented ____% of aggregate commissions paid by the Fund and ____% of the aggregate dollar amount of transactions involving the payment of commissions. During the year ended October 31, 2002, commissions paid by the Nationwide Mid Cap Market Index Fund to Merrill Lynch represented ____% of aggregate commissions paid by the Fund and ____% of the aggregate dollar amount of transactions involving the payment of commissions.

                  ADDITIONAL INFORMATION ON PURCHASES AND SALES

CLASS  A  AND  CLASS  D  SALES  CHARGES

     The charts below show the Class A and Class D sales charges, which decrease as the amount of your investment increases.

CLASS A SHARES OF THE FUNDS (OTHER THAN THE GARTMORE BOND FUND, GARTMORE GOVERNMENT BOND FUND, GARTMORE TAX-FREE INCOME FUND, GARTMORE MORELY ENHANCED INCOME FUND AND GARTMORE HIGH YIELD BOND FUND)



                      SALES CHARGE AS %    SALES CHARGE AS %     DEALER
AMOUNT OF PURCHASE    OF OFFERING PRICE   OF AMOUNT INVESTED   COMMISSION
less than $50,000. .              5.75%                6.10%        5.00%
50,000 to $99,999 .               4.75                 4.99         4.00
100,000 to $249,999               3.50                 3.63         3.00
250,000 to $499,999               2.50                 2.56         2.00
500,000 to $999,999               2.00                 2.04         1.75
1 million or more .               None                 None         None

CLASS A SHARES OF THE GARTMORE BOND FUND, GARTMORE GOVERNMENT BOND FUND, GARTMORE TAX-FREE INCOME FUND AND GARTMORE HIGH YIELD BOND FUND


                      SALES CHARGE AS %    SALES CHARGE AS %     DEALER
AMOUNT OF PURCHASE    OF OFFERING PRICE   OF AMOUNT INVESTED   COMMISSION
less than $50,000. .              4.75%                4.99%        4.00%
50,000 to $99,999 .               4.50                 4.71         3.75
100,000 to $249,999               3.50                 3.63         3.00
250,000 to $499,999               2.50                 2.56         2.00
500,000 to $999,999               2.00                 2.04         1.75
1 million or more .               None                 None         None



CLASS  A  SHARES  OF  THE  GARTMORE  MORELY  ENHANCED  INCOME  FUND


                      SALES CHARGE AS %    SALES CHARGE AS %     DEALER
AMOUNT OF PURCHASE    OF OFFERING PRICE   OF AMOUNT INVESTED   COMMISSION
less than $50,000. .              3.75%                3.90%        3.00%
50,000 to $99,999 .               3.00                 3.09         2.25
100,000 to $249,999               2.25                 2.30         1.75
250,000 to $499,999               1.75                 1.78         1.50
500,000 to $999,999               1.50                 1.52         1.25
1 million or more .               None                 None         None


In addition to the dealer commissions for Class A shares that are described above, the Funds are authorized to enter into other special compensation arrangements with dealers.

CLASS  D  SHARES  OF  THE  FUNDS


                           SALES CHARGE AS %    SALES CHARGE AS %     DEALER
AMOUNT OF PURCHASE         OF OFFERING PRICE   OF AMOUNT INVESTED   COMMISSION
less than $50,000 . . . .              4.50%                4.71%        4.00%
50,000 to $99,999. . . .               4.00                 4.17         3.50
100,000 to $249,999. . .               3.00                 3.09         2.50
250,000 to $499,999. . .               2.50                 2.56         1.75
500,000 to $999,999. . .               2.00                 2.04         1.25
1 million to $24,999,999               0.50                 0.50         0.50
25 million or more . . .               None                 None         None


CLASS  C  SALES  CHARGES  AND  APPLICABLE  SALES  WAIVERS

Sales of Class C shares will be charged a sales charge of 1.00% of the offering price (1.01% of the amount invested). Both the front-end sales charge and the CDSC applicable to Class C shares will be waived for sales to retirement plans offered by Nationwide Trust Company. In addition, the front-end sales charge applicable to Class C shares will be waived for any person purchasing through an account with an unaffiliated brokerage firm that has an agreement with the Distributor to waive the front-end sales charges for those persons. Currently, GDSI has no such relationships.

NET  ASSET  VALUE  PURCHASE  PRIVILEGE  (CLASS  A  AND  D  SHARES  ONLY)

     The sales charge applicable to Class A and D shares may be waived for the following purchases due to the reduced marketing effort required by the Trust's distributor:

(1)  shares  sold  to other registered investment companies affiliated with GGI,
(2)  shares  sold:
     (a) to any pension, profit sharing, or other employee benefit plan for the employees of GGI, any of its affiliated companies, or investment advisory clients and their affiliates;
     (b)  to  any  endowment  or  non-profit  organization;
     (c) to any pension, profit sharing, or deferred compensation plan which is qualified under Sections 401(a), 403(b) or 457 of the Internal Revenue Code of 1986 as amended;
     (d) to any life insurance company separate account registered as a unit investment trust;
(3)  for  Class  D  shares  and  Class  A  shares:
     (a) to Trustees and retired Trustees of the Trust (including its predecessor Trusts);
     (b) to directors, officers, full-time employees, sales representatives and their employees, and retired directors, officers, employees, and sale representatives, their spouses, children or immediate relatives (immediate relatives include mother, father, brothers, sisters, grandparents, grandchildren, ("Immediate Relatives")), and Immediate Relatives of deceased employees of any member of the Nationwide Insurance and Nationwide Financial companies, or any investment advisory clients of GMF and its affiliates;
     (c) to directors, officers, and full-time employees, their spouses, children or Immediate Relatives and Immediate Relatives of deceased employees of any sponsor group which may be affiliated with the Nationwide Insurance or Nationwide Financial companies from time to time, which include but are not limited to Farmland Industries, Inc., Maryland Farm Bureau, Inc., Ohio Farm Bureau Federation, Inc., Pennsylvania Farm Bureau, California Farm Bureau Federation, CHS
          Cooperatives  and  Southern  States  Cooperative,  Inc.;
     (d) to any qualified pension or profit sharing plan established by a Nationwide sales representative for himself/herself and his/her employees;
     (e) to any person who pays for the shares with the proceeds of one of the following sales:
          -    Sales  of  non-Gartmore  mutual  fund  shares
          - Sales of Class D shares of a Gartmore Fund if the new fund purchased does not have Class D shares and Class A shares are purchased instead
          - Sales of Class A shares of another Gartmore Fund when they purchase Class D shares with the proceeds (this waiver only applies for purchasers eligible to purchase Class D shares)

     To qualify, you must have paid an initial sales charge or CDSC on the shares sold. You must purchase the new shares within 60 days of the redemption, and you must request the waiver when you purchase the new shares (the Funds may require evidence that you qualify for this waiver). (Class A and D shares for those Funds wich have Class D shares).

(4)  Class  A  shares  sold:
     (a) to any person purchasing through an account with an unaffiliated brokerage firm having an agreement with the Trust's distributor to waive sales charges for those persons;
     (b) to any directors, officers, full-time employees, sales representatives and their employees or any investment advisory clients of a broker-dealer having a dealer/selling agreement with the Trust's distributor;
     (c) to any Class Member of Snyder vs. Nationwide Mutual Insurance Company and Nationwide Life Insurance Company on the initial purchase of shares for an amount no less than $5,000 and no more than $100,000. To be eligible for this waiver, the purchase of Class A shares must come from a source other than the surrender of, withdrawal from, or loan against any existing policy, mutual fund or annuity issued by Nationwide Mutual Insurance Company or its affiliates.
     (d) to any person who pays for such shares with the proceeds of mutual funds shares redeemed from an account in the NEA Valuebuilder Mutual Fund Program. This waiver is only available for the initial purchase if shares were made with such proceeds. NAS may require evidence of qualification for such waiver.
     (e) to employer-sponsored retirement plans including pension, profit sharing or deferred compensation plans which are qualified under Sections 401(a), 403(b) or 457 of the Internal Revenue Code.

     Provision 4(d) applies only to the Gartmore Millennium Growth Fund, Gartmore Growth Fund, Gartmore Total Return Fund, Gartmore Bond Fund, Gartmore
Tax-Free  Income  Fund  and  Gartmore  Government  Bond  Fund.

CLASS  B  SHARES  OF  THE  FUNDS  AND  CDSC

     GDSI compensates broker-dealers and financial intermediaries for sales of Class B shares from its own resources at the rate of 4.00% of such sales. A CDSC, payable to the Trust's distributor, will be imposed on any redemption of Class B shares which causes the current value of your account to fall below the total amount of all purchases made during the preceding six years. THE CDSC IS NEVER IMPOSED ON DIVIDENDS, WHETHER PAID IN CASH OR REINVESTED, OR ON APPRECIATION OVER THE INITIAL PURCHASE PRICE. The CDSC applies only to the lesser of the original investment or current market value.

     Where the CDSC is imposed, the amount of the CDSC will depend on the number of years since you made the purchase payment from which an amount is being redeemed, according to the following table:



YEARS OF AFTER PURCHASE                 CDSC ON SHARES
                                           BEING SOLD
First . . . . . . . .                     5.00%
Second. . . . . . . .                     4.00%
Third . . . . . . . .                     3.00%
Fourth. . . . . . . .                     3.00%
Fifth . . . . . . . .                     2.00%
Sixth . . . . . . . .                     1.00%
Seventh and following                     0.00%



     For purposes of calculating the CDSC, it is assumed that the oldest Class B shares remaining in your account will be sold first. All payments during a month will be aggregated and treated as if made on the last day of the preceding month.

     For the daily dividend Funds your money will earn daily dividends through the date of liquidation. If you redeem all of your shares in one of these Funds, you will receive a check representing the value of your account, less any applicable CDSC calculated as of the date of your withdrawal, plus all daily dividends credited to your account through the date of withdrawal.

     Conversion  Features  for  Class  B  Shares

     Class B shares which have been outstanding for seven years will automatically convert to Class A shares on the first business day of the next month following the seventh anniversary of the date on which such Class B shares were purchased. Such conversion will be on the basis of the relative net asset values of the two classes, without the imposition of a sales charge or other charge except that the lower 12b-1 fee applicable to Class A shares shall thereafter be applied to such converted shares. Because the per share net asset value of the Class A shares may be higher than that of the Class B shares at the time of the conversion, a shareholder may receive fewer Class A shares than the number of Class B shares converted, although the dollar value of the amount converted will be the same. Reinvestments of dividends and distributions in Class B shares will not be considered a new purchase for purposes of the conversion feature and will convert to Class A shares in the same proportion as the number of the shareholder's Class B shares converting to Class A shares bears to the shareholder's total Class B shares not acquired through dividends and distributions.

     If you effect one or more exchanges among Class B shares of the Funds during the seven-year period, the holding period for shares so exchanged will be counted toward such period. If you exchange Class B shares into the Prime Shares of the Gartmore Money Market Fund for a period of time, the conversion aging period will be stopped during the time period when shares are exchanged into the Money Market Fund.

CLASS  A  FINDERS'  FEE  AND  CORRESPONDING  CDSC

For  Purchases  Made  on  or  After  March  1,  2003

     Beginning March 1, 2003, there are no front-end sales charges for purchases of Class A shares of the Funds of $1 million or more. However, unless an investor is otherwise eligible to purchase Class A shares without a sales charge, the investor will pay a CDSC if he or she redeems any Class A shares within 18 months of the date of purchase. With respect to such purchases, the Distributor may pay dealers a finders' fee (as described below) on investments made in Class A shares with no initial sales charge. The CDSC covers the finder's fee paid by the Distributor to the selling dealer. For the selling dealer to be eligible for the finders' fee, the following requirements apply:

     - The purchase can be made in any combination of the Funds. The amount of the finder's fee will be determined based on the particular combination of the Funds purchased. The applicable finder's fee will be determined on a pro rata basis to the purchase of each particular Fund.

     - The shareholder will be subject to a CDSC for shares redeemed in any redemption within the first 18 months of purchase.

The CDSC will equal the amount of the finder's fee paid out to the dealer as described in the chart below. The applicable CDSC will be determined on a pro rata basis according to the amount of the redemption from each particular Fund. The Class A CDSC will not exceed the aggregate amount of the finder's fee the Distributor paid to the selling dealer on all purchases of Class A shares of all Funds an investor made that were subject to the Class A CDSC.

AMOUNT  OF  FINDER'S  FEE/CONTINGENT  DEFERRED  SALES  CHARGE



                                                    AMOUNT OF PURCHASE
                                                  --------------------------------------------
FUNDS PURCHASED                                   $1 MILLION TO   $4 MILLION TO   $25 MILLION
                                                    $3,999,999     $24,999,999      OR MORE
                                                  --------------  --------------  ------------

Gartmore International Growth Fund, Gartmore . .    1.00%           0.50%         0.25%
International Small Cap Growth Fund, Gartmore
Emerging Markets Fund, Gartmore Global
Technology and Communications Fund, Gartmore
Global Financial Services Fund, Gartmore Global
Utilities Fund, Gartmore Global Health Sciences
Fund, Gartmore Nationwide Leaders Fund,
Gartmore U.S. Growth Leaders, Gartmore
Worldwide Leaders Fund, Gartmore Millennium
 Growth Fund, Gartmore Value Opportunities Fund,
 Gartmore High Yield Bond Fund ,Gartmore Micro
Cap Equity Fund and Gartmore Long-Short Equity
Plus Fund
-------------------------------------------------------------------------------------------

Gartmore Nationwide Fund, Gartmore Growth. . . .     0.50%           0.50%         0.25%
Fund, Gartmore Large Cap Value Fund, Gartmore
Mid Cap Growth Fund, Nationwide Large Cap
Growth Fund and Nationwide Small Cap Fund.
-------------------------------------------------------------------------------------------
Nationwide S&P 500 Index Fund, Nationwide. . . .     None            None            None
 Small Cap Index Fund, Nationwide Mid Cap
Market Index Fund, Nationwide International
Index Fund and Nationwide Bond Index Fund
-------------------------------------------------------------------------------------------
Investor Destination Series Funds. . . . . . . .    0.15%           0.10%         0.05%
-------------------------------------------------------------------------------------------
Gartmore High Yield Bond Fund, Gartmore Bond . .    0.75%           0.50%         0.25%
Fund, Gartmore Government Bond Fund and
Gartmore Tax-Free Income Fund
-------------------------------------------------------------------------------------------
Gartmore Morely Enhanced Income Fund . . . . . .    0.50%           0.25%         0.15%
-------------------------------------------------------------------------------------------


For  Purchases  Made  Prior  to  March  1,  2003

     For purchases made prior to March 1, 2003, a different finder's fee and corresponding CDSC were applicable. Specifically, for certain sales of Class A shares at net asset value and without a front-end sales load to employer sponsored retirement plans (other than those investing in the Funds through a variable insurance product), which are subject to a CDSC as described below, the Funds' distributor will pay a finder's fee to the dealer when the shares are purchased. For the dealer to be eligible for the finder's fee, the following requirements apply:

     - The purchase of shares must be made by one employer sponsored retirement plan within a twelve month period from the first purchase of any Gartmore Funds Class A shares;

     -    The purchase can be made in any combination of the Gartmore Funds; and

     - The employer sponsored plan will be subject to a contingent deferred sales charge for shares redeemed in any employer initiated redemption within the first three years or purchase. The applicable contingent deferred sales charge will be charged as described in the Funds' Prospectuses.

     If these conditions are met, a finder's fee will be paid on the purchase at the following rates:

     1.00% for sales of the Funds of $1 million and more but less than $3 million
     0.50% for sales of the Funds of $3 million and more but less than $50 million
     0.25%  for  sales  of  the  Funds  of  $50  million  or  more

     The finder's fee is paid on the aggregate assets of all Funds held at the plan sponsor level.

     For purchases made prior to March 1, 2003 and subject to the finder's fee that was in place during that period (as described immediately above), a CDSC may be charged if shares are redeemed within three years after purchase. The CDSC will be 1% for the first year, 0.50% for the second year and 0.25% for the third year.

CDSC  FOR  CLASS  C  SHARES

     You will pay a CDSC of 1.00% if you sell your Class C shares within the first year after you purchased the shares. The Trust's distributor compensates broker-dealers and financial intermediaries for sales of Class C shares from the front-end sales charges and its own resources at the rate of 1.85% of sales of Class C shares of the Gartmore Bond Fund, Gartmore Tax-Free Income Fund, Gartmore Money Market Fund and Gartmore Government Bond Fund and at the rate of 2.00% of sales of Class C shares of the remaining Funds having Class C shares.

REDEMPTIONS

     A Fund may delay forwarding redemption proceeds for up to seven days if the investor redeeming shares is engaged in excessive trading, or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management, or would adversely affect the Fund. Certain Funds may also assess redemption fees on shares held less than 90 days (30 days for the Gartmore U.S. Growth Leaders Fund and Gartmore Nationwide Leaders Fund). Those fees are 1.50% or 2.00% of the total redemption amount depending on the Fund and are paid directly to the appropriate fund to offset brokerage commissions, market impact and other costs associated with short-term trading of Fund shares. For a list of the Funds imposing such fees, see "Exchanges Among Funds" below.

IN  KIND  REDEMPTIONS

     The Funds generally plan to redeem their shares for cash with the following exceptions.

     The Gartmore Morley Capital Accumulation Fund has elected to redeem shares with respect to any one shareholder during any 90-day period solely in cash up to the lesser of $250,000 or 1% of the NAV of the Fund at the beginning of the period. Additionally, it intends to redeem shares in cash for any requests of up to $1,000,000. See "Redemption of Shares of the Gartmore Morley Capital
Accumulation  Fund  -  Redemption  in  Kind"  below  for  more  information.

     As described in their respective Prospectuses, each Fund reserves the right, in circumstances where in its sole discretion it determines that cash redemption payments would be undesirable, to honor any redemption request by transferring some of the securities held by the Fund directly to you (an "in kind redemption").

REDEMPTION  OF  SHARES  OF  THE  GARTMORE  MORLEY  CAPITAL  ACCUMULATION  FUND

     Other Redemption Requirements. Redemption requests for Service Class and Institutional Class Shares from Plans with more than $1,000,000 in the Fund and which represent a withdrawal of 5% or more of a Plan's assets on any business day must include or be preceded by the following information: (i) the Plan name;
(ii) a listing of the Plan trustee(s); (iii) copies of Plan documents or summaries which describe the investment options available to and restrictions imposed upon Plan participants; (iv) a listing of the allocation of Plan assets across available investment options; (v) for the three year period immediately preceding the withdrawal, a monthly summary of cash flow activity for the investment option in which the Shares are included, detailing contribution and benefit payment amount and amounts transferred to and from other investment options; and (vi) in the case of Plans subject to ERISA, identification of a "Qualified Professional Asset Manager" within the meaning of Department of Labor Prohibited Transaction Class Exemption 84-14 (March 8, 1984). The Fund may waive these requirements under some circumstances. For purposes of this paragraph, "Plans" include employee benefit plans qualified under Section 401(a) of the Internal Revenue Code, "governmental plans" as defined in Section 414(d) of the Code, eligible deferred compensation plans as defined in Section 457 of the Code, and employee benefit plans qualifying under Section 403(b) of the Code.

     Redemption Fees. Generally, redemption requests on all Shares will be subject to a 2% redemption fee when the Trigger is "active." The redemption fee will be retained by the Fund to help minimize the impact the redemptions may have on Fund performance and to support administrative costs associated with redemptions from the Fund. Additionally, the redemption fee may discourage market timing by those shareholders initiating redemptions to take advantage of short-term movements in interest rates.

     The Trigger is active on any day that, as of two business days prior, the "Gross Annual Effective Yield of the Fund" is less than the current yield on the Dealer Commercial Paper (90-day) Index. Once activated, the Trigger will become inactive on any day than, as of two business days prior, the Gross Annual Effective Yield of the Fund is greater than the current yield of the Dealer Commercial Paper (90-day) Index plus 0.25%. The Fund will rely on the Dealer
Commercial Paper (90-day) Index found daily on the front page of the Money and Investing section of The Wall Street Journal. If the Dealer Commercial Paper (90-day) Index is not available in The Wall Street Journal, the Fund may use alternative sources of information for 90-day dealer commercial paper rates.

     Redemptions of Service Class or Institutional Class Shares by participants in a Plan and Contract owners for reasons of death, disability, retirement, employment termination, loans, hardship, and other Plan permitted withdrawals and investment transfers to non-Competing Funds (each, a "Benefit Responsive Payment Event") are not subject to a redemption fee. All other redemptions of Shares are subject to a 2% redemption fee, payable tot he Fund when the Trigger is active.

                                     EXAMPLE

     An IRA Class shareholder decides to redeem shares in the amount of $5,000 from the Fund on October 15th. Assume that as of October 13th the current yield on the Dealer Commercial Paper (90-day) Index is 7.2% and the Gross Annual Effective Yield of the Fund is 7.0%. Because the Gross Annual Effective Yield of the Fund is less than the current yield on the Dealer Commercial Paper (90-day) Index the Trigger is active, and the shareholder will receive net proceeds of $4,900 for the redemption. The Trigger will remain active until two business days after the Gross Annual Effective Yield of the Fund exceeds the current yield on the Dealer Commercial Paper (90-day) Index by 0.25%.

     The "Gross Annual Effective Yield of the Fund" is a measure of one day's investment income (before deduction for fees and expenses) expressed as an annual compounded yield. It is calculated on each business day based on the dividend declared for the previous day as follows:

[((1  +  Previous  Day's  Gross  Dividend  Factor)  365)  -1]/[NAV  per  Share]

     Information on the Trigger and the Gross Annual Effective Yield of the Fund can be obtained by calling 1-800-848-0920.

     The Fund reserves the right to modify its redemption fee and waiver policy in whole or in part for certain shareholders upon 30 days written notice to such shareholders.

     Redemption in Kind. In certain circumstances, the Fund reserves the right to honor a redemption request by making payment in whole or in part in securities or securities and wrap contracts, selected solely at the discretion of GMCM. The Fund will always redeem shares in cash for redemption requests up to the lesser of $250,000 or 1% of the net asset value of the Fund pursuant to an election made by the Fund and filed with the SEC. In addition, the Fund does not intend to do an in-kind redemption for any redemption requests of less than $1,000,000. The Fund does not anticipate exercising its right to redeem in-kind except in extraordinary circumstances as determined by the Fund and never if a request for redemption is received in connection with a Benefit Responsive Payment Event or for redemption of IRA Class Shares.

     To the extent a payment in kind is made with securities, you may incur transaction expenses in holding and disposing of the securities. Therefore, in receiving securities you may incur costs that may exceed your share of the operating expenses incurred by the Fund. In addition, wrap contracts assigned to you as a payment in kind are illiquid and will require you to pay fees directly to the Wrap Provider rather than through the Fund. Further, a wrap contract may contain restrictions on the securities subject to such Agreement, including, but not limited to the types, maturities, duration and credit quality of each security. Therefore, to obtain the benefits of a wrap contract, you may not be able to freely trade the securities underlying the Agreement. Also, wrap contracts assigned to you will not provide protection against the credit risk associated with the issuer of any Underlying Assets (see "Specific Risks of Wrap Contracts").

     To the extent that any such payment in kind includes a wrap contract, the Fund will assign a portion of one or more wrap contracts to you. The economic terms and conditions of each assigned wrap contract will be substantially similar to the wrap contracts held by the Fund. By purchasing shares in the Fund, you agree to accept an assignment of a wrap contract as part of an in-kind redemption, provided that at the time of the redemption payment such assignment would not violate applicable law.

     A Wrap Provider, prior to the assignment of a wrap contract to a Service Class or Institutional Class shareholder, may require you to represent and warrant that such assignment does not violate any applicable laws. Moreover, the Wrap Provider may require you to obtain at your own expense the services of a qualified professional asset manager acceptable to the Wrap Provider to manage the securities distributed in kind in conformity with the wrap contract provisions. In the event a wrap contract cannot be assigned to you, the Fund in its discretion may satisfy the redemption request through (a) a cash payment,
(b) a redemption in-kind consisting entirely of securities, or (c) a combination of cash and securities.

     In the event a redemption is made in kind with a wrap contract, the Fund will incur costs in obtaining such wrap contract and assigning it the shareholder. The Fund will examine the costs and benefits of obtaining a wrap contract in making a determination to incur such costs. Typically, these costs should not exceed $5,000 per issuance.

SIGNATURE  GUARANTEE  (CLASS  A,  CLASS  B,  CLASS  C  AND  CLASS  D  SHARES)

     A signature guarantee is required if your account address has changed within the last 10 business days, if the redemption check is made payable to anyone other than the registered shareholder, or if the proceeds are sent to a bank account not previously designated or changed within the past 10 business days or if proceeds are mailed to an address other than the address of record, or if the redemption proceeds are being wired to bank for which instructions are currently not on your account. The Trust's distributor reserves the right to require a signature guarantee in other circumstances, without notice. Based on the circumstances of each transaction, the Trust's distributor reserves the right to require that your signature be guaranteed by an authorized agent of an "eligible guarantor institution," which includes, but is not limited to, certain banks, credit unions, savings associations, and member firms of national securities exchanges. A signature guarantee is designed to protect the shareholder by helping to prevent an unauthorized person from redeeming shares and obtaining the proceeds. A notary public is not an acceptable guarantor. In certain special cases (such as corporate or fiduciary registrations), additional legal documents may be required to ensure proper authorizations. If the Trust's distributor decides to require signature guarantees in all circumstances, shareholders will be notified in writing prior to implementation of the policy.

ACCOUNTS  WITH  LOW  BALANCES  -  CLASS  A,  CLASS B, CLASS C AND CLASS D SHARES

     If the value of your Class A, Class B, Class C or Class D shares of a Fund (or IRA shares of the Morley Capital Accumulation Fund) falls below $2,000 ($1,000 for IRA accounts) for any reason, including market fluctuation, we reserve the right to charge a $5 quarterly fee, which is deposited into the Fund to offset the expenses of small accounts. We will sell shares from your account quarterly to cover the fee.

     We reserve the right to sell the rest of your shares and close your account if you make a sale that reduces the value of your account to less than $2,000 ($1,000 for IRA accounts). Before the account is closed, we will give you notice and allow you 60 days to purchase additional shares to avoid this action. We do this because of the high cost of maintaining small accounts.

     For  additional  information  on  selling  your  shares,  call our Customer
Service  line  at  1-800-848-0920  or  contact  your  sales  representative.

                               VALUATION OF SHARES

     The net asset value per share for each Fund is determined as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern Time) on each day that the Exchange is open and on such other days as the Board of Trustees determines (the "Valuation Time"). However, to the extent that a Fund's investments are traded in markets that are open when the New York Stock Exchange is closed, the value of the Fund's investments may change on days when shares cannot be purchased or redeemed.

     The Funds will not compute net asset value on customary business holidays, including New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

     The net asset value per share of a class is computed by adding the value of all securities and other assets in a Fund's portfolio allocable to such class, deducting any liabilities allocable to such class and any other liabilities charged directly to that class and dividing by the number of shares outstanding in such class.

     Securities for which market quotations are readily available are valued at current market value as of Valuation Time. Valuation Time will be as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time). Equity securities are valued at the last quoted sale price, or if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange in which each security trades.

     Debt and other fixed income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Funds' Board of Trustees. Short term debt securities such as commercial paper and U.S. treasury bills, having a remaining maturity of 60 days or less are considered to be "short time" and are valued at amortized cost which approximates market value. The pricing service activities and results are reviewed by an officer of the Fund.

     Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgement of the Funds' investment adviser or designee, are valued at fair value under procedures approved by the Funds' Board of Trustees.

     The value of portfolio securities in the Money Market Fund is determined on the basis of the amortized cost method of valuation in accordance with Rule 2a-7 of the 1940 Act. This involves valuing a security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument.

     The Trustees have adopted procedures whereby the extent of deviation, if any, of the current net asset value per share calculated using available market quotations from the Money Market Fund's amortized cost price per share, will be determined at such intervals as the Trustees deem appropriate and are reasonable in light of current market conditions. In the event such deviation from the Money Market Fund's amortized cost price per share exceeds of 1 percent, the Trustees will consider appropriate action to eliminate or reduce to the extent reasonably practical such dilution or other unfair results which might include: reducing or withholding dividends; redeeming shares in kind; selling portfolio instruments prior to maturity to realize capital gains or losses to shorten the Fund's average portfolio maturity; or utilizing a net asset value per share as determined by using available market quotations.

     The Trustees, in supervising the Money Market Fund's operations and delegating special responsibilities involving portfolio management to GMF, have undertaken as a particular responsibility within their overall duty of care owed to the Money Market Fund's shareholders to assure to the extent reasonably practicable, taking into account current market conditions affecting the Fund's investment objectives, that the Money Market Fund's net asset value per share will not deviate from $1.

     Pursuant to its objective of maintaining a stable net asset value per share, the Money Market Fund will only purchase investments with a remaining maturity of 397 days or less and will maintain a dollar weighted average portfolio maturity of 90 days or less.

INVESTOR  DESTINATIONS  FUNDS

     Shares of the Underlying Funds are valued at their respective net asset values as reported to GSA or its agent. Other assets of the Funds are valued at their current market value if market quotations are readily available. If market quotations are not available, or if GSA determines that the price of a security does not represent its fair value, these assets are valued at fair value in accordance with procedures adopted by the Board of Trustees
..
                        SYSTEMATIC INVESTMENT STRATEGIES

     MONEY MARKET PLUS GROWTH - This strategy provides the security of principal that the Gartmore Money Market Fund offers plus the opportunity for greater long-term capital appreciation through reinvestment of dividends in one of the equity Funds.

     An initial investment of $5,000 or more is made in the Prime Shares of the Gartmore Money Market Fund, and monthly dividends are then automatically invested into one or more of the equity Funds chosen by you at such equity Fund's current offering price. Gartmore Money Market Plus Growth gives investors stability of principal through the Gartmore Money Market Fund's stable share price, and its portfolio of high quality, short-term money market investments. And the Gartmore Money Market Fund offers fast liquidity through unlimited free checking ($500 minimum), telephone redemption, or the Automated Voice Response system. NOTE: Gartmore Money Market Fund dividends reinvested into one of the equity Funds are subject to applicable sales charges.

     MONEY MARKET PLUS INCOME - This strategy provides the security of principal that the Gartmore Money Market Fund offers plus the opportunity for greater income by reinvesting dividends into one or more of the fixed income Funds.

     An initial investment of $5,000 or more is made in the Prime Shares of the Gartmore Money Market Fund and monthly dividends are then automatically reinvested into one of the fixed income Funds chosen by you at such Fund's current offering price.

     When short-term interest rates increase, Gartmore Money Market Fund dividends usually also rise. At the same time, share prices of the fixed income Funds generally decrease. So, with Money Market Plus Income, when you earn higher Gartmore Money Market Fund dividends, you can generally purchase more shares of one of the fixed income Funds at lower prices. Conversely, when interest rates and Gartmore Money Market Fund dividends decrease, the share prices of the fixed income Funds usually increase-you will automatically buy fewer shares of one of the fixed income Funds at higher prices. The Prime Shares of the Gartmore Money Market Fund provides investors with stability of principal, fast liquidity through unlimited free checking ($500 minimum), telephone redemption, or the Automated Voice Response system. NOTE: Gartmore Money Market Fund dividends reinvested into one of the fixed income Funds are subject to applicable sales charges.

     AUTOMATIC ASSET ACCUMULATION - This is a systematic investment strategy which combines automatic monthly transfers from your personal checking account to your mutual fund account with the concept of Dollar Cost Averaging. With this strategy, you invest a fixed amount monthly over an extended period of time, during both market highs and lows. Dollar Cost Averaging can allow you to achieve a favorable average share cost over time since your fixed monthly investment buys more shares when share prices fall during low markets, and fewer shares at higher prices during market highs. Although no formula can assure a profit or protect against loss in a declining market, systematic investing has proven a valuable investment strategy in the past.

     Once you have opened an account with at least $1,000, you can contribute to an Automatic Asset Accumulation plan for as little as $50 a month in a Fund. Another way to take advantage of the benefits that Dollar Cost Averaging can offer is through the Money Market Plus Growth or Money Market Plus Income investor strategies.

     AUTOMATIC ASSET TRANSFER - This systematic investment plan allows you to transfer $25 or more to one Fund from another Fund systematically, monthly or quarterly, after Fund minimums have been met. The money is transferred on the 25th day of the month as selected or on the preceding business day. Dividends of any amount can be moved automatically from one Fund to another at the time they are paid. This strategy can provide investors with the benefits of Dollar Cost Averaging through an opportunity to achieve a favorable average share cost over time. With this plan, your fixed monthly or quarterly transfer from the Fund to any other Fund you select buys more shares when share prices fall during low markets and fewer shares at higher prices during market highs. Although no formula can assure a profit or protect against loss in a declining market, systematic investing has proven a valuable investment strategy in the past. For transfers from the Prime Shares of the Gartmore Money Market Fund to another Fund, sales charges may apply if not already paid.

     AUTOMATIC WITHDRAWAL PLAN ($50 OR MORE) - You may have checks for any fixed amount of $50 or more automatically sent bi-monthly, monthly, quarterly, three times/year, semi-annually or annually, to you (or anyone you designate) from your account.

     NOTE: If you are withdrawing more shares than your account receives in dividends, you will be decreasing your total shares owned, which will reduce your future dividend potential. In addition, an Automatic Withdrawal Plan for Class B shares will be subject to the applicable CDSC.

                               INVESTOR PRIVILEGES

     The Funds offer the following privileges to shareholders. Additional information may be obtained by calling GDSI toll free at 1-800-848-0920.

     NO SALES CHARGE ON REINVESTMENTS - All dividends and capital gains will be automatically reinvested free of charge in the form of additional shares within the same Fund and class or another specifically requested Fund (but the same class) unless you have chosen to receive them in cash on your application. Unless requested in writing by the shareholder, the Trust will not mail checks for dividends and capital gains of less than $5 but instead they will automatically be reinvested in the form of additional shares, and you will receive a confirmation.

     EXCHANGE PRIVILEGE - The exchange privilege is a convenient way to exchange shares from one Fund to another Fund in order to respond to changes in your goals or in market conditions. The registration of the account to which you are making an exchange must be exactly the same as that of the Fund account from which the exchange is made, and the amount you exchange must meet the applicable minimum investment of the Fund being purchased.

Exchanges  Among  Funds

     Exchanges may be made among any of the Funds within the same class in any of the Funds (except for the Gartmore Morley Capital Accumulation Fund), so long as both accounts have the same owner, and your first purchase in the new Fund meets the Fund's minimum investment requirement.

     Generally, there is no sales charge for exchanges of Class B, Class C, Class D, Service Class, Institutional Service Class or Institutional Class shares. However, if your exchange involves certain Class A shares, you may have to pay the difference between the sales charges if a higher sales charge applies to the Fund into which you are exchanging. If you exchange your Class A shares of a Fund that are subject to a CDSC into another Gartmore Fund and then redeem those Class A shares within 18 months of the original purchase, the applicable CDSC will be the CDSC for the original Gartmore Fund. If you exchange Prime
Shares of the Gartmore Money Market Fund into another fund, you must pay the applicable sales charge, unless it has already been paid prior to an exchange into the Gartmore Money Market Fund ("Money Market Fund"). Exchanges into the Prime Shares of the Money Market Fund are only permitted from Class A, Class B, Class C,Class D and Institutional Service Class shares of the other Funds. If you exchange Class B or Class C shares (or certain Class A shares subject to a CDSC) for Prime Shares of the Money Market Fund, the time you holder the shares in the Money Market Fund will not be counted for purposes of calculating any CDSC. As a result, if you then sell your Prime Shares of the Money Market Fund, you will pay the sales charge that would have been charge if the initial Class B or Class C (or certain Class A) shares had been sold at the time they were originally exchanged into the Money Market Fund. If you exchange your Prime Shares of the Money Market Fund back into Class B or Class C (or certain Class
A) shares, the time you held Class B or Class C (or Class A) shares prior to the initial exchange into the Money Market Fund will be counted for purposes or calculating the CDSC. If you wish to purchase shares of a Fund or class for which the exchange privilege does not apply, you will pay any applicable CDSC at the time you redeem your shares and pay any applicable front-end load on the new Fund you are purchasing unless a sales charge waiver otherwise applies.

     The Trust reserves the right to reject any exchange request it believes will increase transaction costs, or otherwise adversely affect other shareholders. Exchanges out of a Fund may be limited to 12 exchanges within a one year period or 1% of the Fund's NAV. In addition, each of the following Gartmore Funds may assess the fee listed below on the total value of shares that are redeemed from, or exchanged out of, that fund into another Gartmore Fund if you have held those shares for less than 90 days (30 days for the Gartmore U.S. Growth Leaders Fund or Gartmore Nationwide Leaders Fund):



FUND                                                EXCHANGE FEE
Gartmore Long-Short Equity Plus Fund                        2.00%
Gartmore Emerging Markets Fund . . . . . . . . . .          2.00%
Gartmore International Growth Fund . . . . . . . .          2.00%
Gartmore International Small Cap Growth Fund . . .          2.00%
Gartmore Global Health Sciences Fund . . . . . . .          2.00%
Gartmore Worldwide Leaders Fund. . . . . . . . . .          2.00%
Gartmore Asia Pacific Leaders Fund . . . . . . . .          2.00%
Gartmore European Leaders Fund . . . . . . . . . .          2.00%
Gartmore Nationwide Leaders Fund . . . . . . . . .          2.00%
Gartmore Global Technology and Communications Fund          2.00%
Gartmore U.S. Growth Leaders Fund. . . . . . . . .          2.00%
Gartmore Global Financial Services Fund. . . . . .          2.00%
Gartmore Global Utilities Fund . . . . . . . . . .          2.00%
Gartmore Long-Short Equity Plus Fund . . . . . . .         [TBD]
Gartmore Millennium Growth Fund. . . . . . . . . .          1.50%
Gartmore Value Opportunities Fund. . . . . . . . .          1.50%
Nationwide Small Cap Fund. . . . . . . . . . . . .          1.50%
Gartmore Micro Cap Equity Fund . . . . . . . . . .          1.50%
Gartmore Mid Cap Growth Fund . . . . . . . . . . .          1.50%


     The exchange fee is paid directly to the applicable fund and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading of fund shares. For purposes of determining whether the exchange fee applies, the shares that were held the longest will be redeemed first. The exchange fee may not apply in certain circumstances, such as exchanges of shares held in certain omnibus accounts or retirement plans that cannot implement the exchange fee. The fee does not apply to shares purchased through reinvested dividends or capital gains.

EXCHANGES  MAY  BE  MADE  FOUR  CONVENIENT  WAYS:

BY  TELEPHONE

AUTOMATED VOICE RESPONSE SYSTEM - You can automatically process exchanges by calling 1-800-848-0920, 24 hours a day, seven days a week. However, if you declined the option on the application, you will not have this automatic exchange privilege. This system also gives you quick, easy access to mutual fund information. Select from a menu of choices to conduct transactions and hear fund price information, mailing and wiring instructions as well as other mutual fund information. You must call our toll free number by the Valuation Time to receive that day's closing share price. The Valuation Time is the close of regular trading of the New York Stock Exchange, which is usually 4:00 p.m. Eastern Time.

CUSTOMER SERVICE LINE - By calling 1-800-848-0920, you may exchange shares by telephone. Requests may be made only by the account owner(s). You must call our toll free number by the Valuation Time to receive that day's closing share price.

The Funds may record all instructions to exchange shares. The Funds reserve the right at any time without prior notice to suspend, limit or terminate the telephone exchange privilege or its use in any manner by any person or class.

The Funds will employ the same procedure described under "Buying, Selling and Exchanging Fund Shares" in the Prospectus to confirm that the instructions are genuine.

The Funds will not be liable for any loss, injury, damage, or expense as a result of acting upon instructions communicated by telephone reasonably believed to be genuine, and the Funds will be held harmless from any loss, claims or liability arising from its compliance with such instructions. These options are subject to the terms and conditions set forth in the Prospectus and all telephone transaction calls may be tape recorded. The Funds reserve the right to revoke this privilege at any time without notice to shareholders and request the redemption in writing, signed by all shareholders.

BY MAIL OR FAX - Write or fax to Gartmore Funds, P.O. Box 182205, Columbus,
Ohio 432186-2205 or FAX (614) 428-3278. Please be sure that your letter or facsimile is signed exactly as your account is registered and that your account number and the Fund from which you wish to make the exchange are included. For example, if your account is registered "John Doe and Mary Doe", "Joint Tenants With Right of Survivorship,' then both John and Mary must sign the exchange request. The exchange will be processed effective the date the signed letter or fax is received. Fax requests received after 4 p.m. Eastern Time will be processed as of the next business day. The Funds reserve the right to require the original document if you use the fax method.

BY ON LINE ACCESS - Log on to our website www.gartmorefunds.com 24 hours a day, seven days a week, for easy access to your mutual fund accounts. Once you have reached the website, you will be instructed on how to select a password and perform transactions. You can choose to receive information on all of our funds as well as your own personal accounts. You may also perform transactions, such as purchases, redemptions and exchanges. The Funds may terminate the ability to buy Fund shares on its website at any time, in which case you may continue to exchange shares by mail, wire or telephone pursuant to the Prospectus.

FREE  CHECKING WRITING PRIVILEGE (PRIME SHARES OF THE GARTMORE MONEY MARKET FUND
ONLY) - You may request a supply of free checks for your personal use and there is no monthly service fee. You may use them to make withdrawals of $500 or more from your account at any time. Your account will continue to earn daily income dividends until your check clears your account. There is no limit on the number of checks you may write. Cancelled checks will not be returned to you. However, your monthly statement will provide the check number, date and amount of each check written. You will also be able to obtain copies of cancelled checks, the first five free and $2.00 per copy thereafter, by contacting one of our service representatives at 1-800-848-0920.

                                INVESTOR SERVICES

AUTOMATED VOICE RESPONSE SYSTEM - Our toll free number 1-800-848-0920will connect you 24 hours a day, seven days a week to the system. Through a selection of menu options, you can conduct transactions, hear fund price information, mailing and wiring instructions and other mutual fund information.

TOLL FREE INFORMATION AND ASSISTANCE - Customer service representatives are available to answer questions regarding the Funds and your account(s) between the hours of 8 a.m. and 5 p.m. Eastern Time (Monday through Friday). Call toll free: 1-800-848-0920 or contact us at our FAX telephone number (614) 428-3278.

RETIREMENT PLANS (NOT AVAILABLE WITH THE TAX-FREE INCOME FUND) - Shares of the Funds may be purchased for Self-Employed Retirement Plans, Individual Retirement Accounts (IRAs), Roth IRAs, Coverdale IRAs, Simplified Employee Pension Plans, Corporate Pension Plans, Profit Sharing Plans and Money Purchase Plans. For a free information kit, call 1-800-848-0920.

SHAREHOLDER CONFIRMATIONS - You will receive a confirmation statement each time a requested transaction is processed. However, no confirmations are mailed on certain pre-authorized, systematic transactions. Instead, these will appear on your next consolidated statement.

CONSOLIDATED STATEMENTS - Shareholders of the Funds, receive quarterly statements as of the end of March, June, September and December. Shareholders of the Money Market Fund will also receive monthly activity reports confirming any transactions. Please review your statement carefully and notify us immediately if there is a discrepancy or error in your account.

For shareholders with multiple accounts, your consolidated statement will reflect all your current holdings in the Funds. Your accounts are consolidated by social security number and zip code. Accounts in your household under other social security numbers may be added to your statement at your request. Depending on which Funds you own, your consolidated statement will be sent either monthly or quarterly. Only transactions during the reporting period will be reflected on the statements. An annual summary statement reflecting all calendar-year transactions in all your Funds will be sent after year-end.

AVERAGE COST STATEMENT - This statement may aid you in preparing your tax return and in reporting capital gains and losses to the IRS. If you redeemed any shares during the calendar year, a statement reflecting your taxable gain or loss for the calendar year (based on the average cost you paid for the redeemed shares) will be mailed to you following each year-end. Average cost can only be calculated on accounts opened on or after January 1, 1984. Fiduciary accounts and accounts with shares acquired by gift, inheritance, transfer, or by any means other than a purchase cannot be calculated.

Average cost is one of the IRS approved methods available to compute gains or losses. You may wish to consult a tax advisor on the other methods available. The average cost information will not be provided to the IRS. If you have any questions, contact one of our service representatives at 1-800-848-0920.

SHAREHOLDER REPORTS - All shareholders will receive reports semi-annually detailing the financial operations of the funds.

PROSPECTUSES - Updated prospectuses will be mailed to you at least annually.

UNDELIVERABLE MAIL - If mail from the Funds to a shareholder is returned as undeliverable on three or more consecutive occasions, the Funds will not send any future mail to the shareholder unless it receives notification of a correct mailing address for the shareholder. Any dividends that would be payable by check to such shareholders will be reinvested in the shareholder's account until the Funds receives notification of the shareholder's correct mailing address.

                          FUND PERFORMANCE ADVERTISING

     Standardized yield and total return quotations will be compared separately for each class of shares. Because of differences in the fees and/or expenses borne by the various Classes of the Funds, the net yields and total returns on such class shares can be expected, at any given time, to differ from class to class for the same period.

CALCULATING  MONEY  MARKET  FUND  YIELD

     Any current Gartmore Money Market Fund yield quotations, subject to Rule 482 under the Securities Act, shall consist of a seven calendar day historical yield for each class, carried at least to the nearest hundredth of a percent. The yield shall be calculated by determining the change, excluding realized and unrealized gains and losses, in the value of a hypothetical pre-existing account in each class having a balance of one share at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365/7 (or 366/7 during a leap year). For purposes of this calculation, the net change in account value reflects the value of additional shares purchased with dividends declared on both the original share and any such additional shares. The Fund's effective yield represents an annualization of the current seven day return with all dividends reinvested. The yields for each class will differ due to different fees and expenses charged on the class. As of October 31, 2002, the seven day current and effective yields for the Prime Shares of the Money Market Fund were ____% and ____%, respectively, and for the Service Class shares, were ____% and ____%, respectively, and for the Institutional Class shares, were ____% and ____%, respectively.

     The Gartmore Money Market Fund's yields will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the Gartmore Money Market Fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the Gartmore Money Market Fund's expenses.

     Although the Fund determines its yield for each class on the basis of a seven-calendar day period, it may use a different time span on occasion.

     There is no assurance that the yields quoted on any given occasion will remain in effect for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that a shareholder's investment in the Fund is not guaranteed or insured. Yields of other money market funds may not be comparable if a different base period or another method of calculation is used.

CALCULATING  YIELD  AND  TOTAL  RETURN

     The Funds may from time to time advertise historical performance, subject to Rule 482 under the Securities Act. An investor should keep in mind that any return or yield quoted represents past performance and is not a guarantee of future results. The investment return and principal value of investments will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

     Before-Tax Performance. Except for the Gartmore Money Market Fund and the Gartmore Morley Capital Accumulation Fund, all pre-tax performance advertisements shall include average annual total return quotations for the most recent one, five, and ten-year periods (or life if a Fund has been in operation less than one of the prescribed periods). Average annual total return represents redeemable value at the end of the quoted period. It is calculated in a uniform manner by dividing the ending redeemable value of a hypothetical initial payment of $1,000 minus the maximum sales charge, for a specified period of time, by the amount of the initial payment, assuming reinvestment of all dividends and distributions. In calculating the standard total returns for Class A and Class D shares, the current maximum applicable sales charge is deducted from the initial investment. For Class B and Class C shares, the payment of the applicable CDSC is applied to the investment result for the period shown; the maximum front-end load is also deducted from Class C shares. The one, five, and ten-year periods are calculated based on periods that end on the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication.

     After-Tax Performance. All after-tax performance is calculated as described in the paragraph above and in addition, takes into account the effect of taxes. After-tax performance is presented using two methodologies. The first deducts taxes paid on distributions. The second deducts taxes paid on distributions and taxes paid upon redemption of fund shares. The calculation of taxes assumes the highest individual marginal federal income tax rates currently in effect. The tax rates correspond to the tax characteristics of the distributions (e.g., ordinary income rate for ordinary income, short-term capital gain distribution rate for short-term capital gain distributions, and long-term capital gain distribution rate for long-term capital gain distributions). State, local or federal alternative minimum taxes are not taken into account, the effect of phase outs of certain exemptions, deductions and credits at various income levels are also not taken into account. Tax rates may vary over the performance measurement period. After-tax returns are not relevant to investors who hold fund shares through tax-deferred arrangements such as qualified retirement plans. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.

     Standardized yield and total return quotations will be compared separately for each class of shares. Because of differences in the fees and/or expenses borne by each class of shares of the Funds, the net yields and total returns on each class can be expected, at any given time, to differ from class to class for the same period.

     The uniformly calculated average annual total returns for each class of shares for the periods ended October 31, 2002 were as follows:


<BTB>
                                  1 YEAR                          5 YEARS           10 YEARS OR LIFE
                                                                                          OF FUND
----------------------------------------------------------------------------------------------------------
FUND                     CLASS    CLASS          CLASS        CLASS   CLASS   CLASS   CLASS   CLASS   CLASS
                          A1        B1            C2            A1      B1      C2      A1      B1      C2
----------------------------------------------------------------------------------------------------------
GARTMORE MILLENNIUM        %        %              %            %       %       %       %       %       %
GROWTH FUND -
Before Taxes1
----------------------------------------------------------------------------------------------------------
GARTMORE MILLENNIUM        %        %              %            %       %       %       %       %       %
GROWTH FUND -
After Taxes on
Distributions1
----------------------------------------------------------------------------------------------------------
GARTMORE MILLENNIUM        %        %              %            %       %       %       %       %       %
GROWTH FUND -
After Taxes on
Distributions and Sale
of Shares1
----------------------------------------------------------------------------------------------------------
GARTMORE GROWTH            %        %              %            %       %       %       %       %       %
FUND -
Before Taxes1
----------------------------------------------------------------------------------------------------------
GARTMORE GROWTH            %        %              %            %       %       %       %       %       %
FUND -
After Taxes on
Distributions1
----------------------------------------------------------------------------------------------------------
GARTMORE GROWTH            %        %              %            %       %       %       %       %       %
FUND -
After Taxes on
Distributions and Sale
of Shares1
----------------------------------------------------------------------------------------------------------
GARTMORE NATIONWIDE        %        %              %            %       %       %       %       %       %
FUND -
Before Taxes1
----------------------------------------------------------------------------------------------------------
GARTMORE NATIONWIDE        %        %              %            %       %       %       %       %       %
FUND -
After Taxes on
Distributions1
----------------------------------------------------------------------------------------------------------
GARTMORE NATIONWIDE        %        %              %            %       %       %       %       %       %
FUND -
After Taxes on
Distributions and Sale
of Shares1
----------------------------------------------------------------------------------------------------------




                   1 YEAR       5 YEARS      10 YEARS OR LIFE OF FUND
---------------------------------------------------------------------------------------------------------------
FUND                CLASS    INSTITUTIONAL            CLASS D            INSTITUTIONAL   CLASS    INSTITUTIONAL
                      D     SERVICE CLASS3                              SERVICE CLASS3     D     SERVICE CLASS3
---------------------------------------------------------------------------------------------------------------

GARTMORE. . . . .        %                %                          %                %       %                %
MILLENNIUM GROWTH
FUND -
Before Taxes
---------------------------------------------------------------------------------------------------------------
GARTMORE. . . . .        %                %                          %                %       %                %
MILLENNIUM GROWTH
FUND -
After Taxes on
Distributions
---------------------------------------------------------------------------------------------------------------
GARTMORE. . . . .        %                %                          %                %       %                %
MILLENNIUM GROWTH
 FUND -
After Taxes on
Distributions and
Sale of Shares
---------------------------------------------------------------------------------------------------------------
GARTMORE GROWTH .        %                %                          %                %       %                %
FUND -
Before Taxes
---------------------------------------------------------------------------------------------------------------
GARTMORE GROWTH .        %                %                          %                %       %                %
FUND -
After Taxes on
Distributions
---------------------------------------------------------------------------------------------------------------
GARTMORE GROWTH .        %                %                          %                %       %                %
FUND -
After Taxes on
Distributions and
Sale of Shares
---------------------------------------------------------------------------------------------------------------
GARTMORE. . . . .        %                %                          %                %       %                %
NATIONWIDE FUND -
Before Taxes
---------------------------------------------------------------------------------------------------------------
GARTMORE. . . . .        %                %                          %                %       %                %
NATIONWIDE FUND -
After Taxes on
Distributions
---------------------------------------------------------------------------------------------------------------
GARTMORE. . . . .        %                %                          %                %       %                %
NATIONWIDE FUND -
After Taxes on
Distributions and
Sale of Shares
---------------------------------------------------------------------------------------------------------------


---------------
1 These returns include performance based on the Funds' predecessors, which was achieved prior to the creation of the class (May 11, 1998 for Class A and Class B), and which is the same as the performance shown for Class D shares through May 10, 1998. The returns have been restated for sales charges but not for fees applicable to Class A and B. Had Class A or B been in existence for the time periods presented, the performance would have been lower as a result of their additional expenses.
2 These returns include performance of the Fund which was achieved prior to the creation of the Class C (March 1, 2001) shares, which is the same as the performance shown for the Class D shares through February 28, 2001. The returns have been restated for sales charges but not for fees applicable to Class C shares. Had Class C shares been in existence for the time periods presented, the performance of the respective shares would have been similar assuming similar expenses.
3 Institutional Service Class commenced on January 2, 2002 for the Gartmore Growth Fund and the Gartmore Total Return Fund.Institutional Service Class for the Gartmore Millennium Growth Fund had not commenced operations as of April 30, 2002. These returns include performance of the Fund which was achieved prior to the creation of the Institutional Service Class shares, which is the same as the performance shown for the Class D shares through April 30, 2002 for Gartmore Millennium Growth Fund. The returns have not been restated to reflect the Institutional Service Class' lower expenses.


<BTB>
                     1 YEAR   5 YEARS   10 YEARS OR LIFE
                                             OF FUND
FUND                  CLASS    CLASS          CLASS        CLASS   CLASS   CLASS   CLASS   CLASS   CLASS   CLASS   CLASS   CLASS
                       A1        B1            C3            D       A1      B1      C3      D       A1      B1      C3      D
---------------------------------------------------------------------------------------------------------------------------------
GARTMORE BOND           %        %              %            %       %       %       %       %       %       %       %       %
FUND - Before
Taxes1
---------------------------------------------------------------------------------------------------------------------------------
GARTMORE BOND           %        %              %            %       %       %       %       %       %       %       %       %
FUND - After Taxes
on Distributions1
---------------------------------------------------------------------------------------------------------------------------------
GARTMORE BOND           %        %              %            %       %       %       %       %       %       %       %       %
FUND - After Taxes
on Distributions
and Sale of Shares
---------------------------------------------------------------------------------------------------------------------------------
GARTMORE TAX-           %        %              %            %       %       %       %       %       %       %       %       %
FREE INCOME FUND
- Before Taxes1
---------------------------------------------------------------------------------------------------------------------------------
GARTMORE TAX-           %        %              %            %       %       %       %       %       %       %       %       %
FREE INCOME FUND
- After Taxes on
Distributions1
---------------------------------------------------------------------------------------------------------------------------------
GARTMORE TAX-           %        %              %            %       %       %       %       %       %       %       %       %
FREE INCOME FUND
- After Taxes on
Distributions and
Sale of Shares1
---------------------------------------------------------------------------------------------------------------------------------
GARTMORE                %        %              %            %       %       %       %       %       %       %       %       %
GOVERNMENT BOND
FUND -
Before Taxes1,2
---------------------------------------------------------------------------------------------------------------------------------
GARTMORE                %        %              %            %       %       %       %       %       %       %       %       %
GOVERNMENT BOND
FUND - After Taxes
on Distributions1,2
---------------------------------------------------------------------------------------------------------------------------------
GARTMORE                %        %              %            %       %       %       %       %       %       %       %       %
GOVERNMENT BOND
FUND -
After Taxes on
Distributions and
Sale of Shares1,2
---------------------------------------------------------------------------------------------------------------------------------



---------------
1 These returns include performance based on the Funds' predecessors, which was achieved prior to the creation of the class (May 11, 1998 for Class A and Class B), and which is the same as the performance shown for Class D shares through May 10, 1998. The returns have been restated for sales charges but not for fees applicable to Class A and B. Had Class A or B been in existence for the time periods presented, the performance would have been lower as a result of their additional expenses.
2    The  Fund  commenced  operations  on  February  10,  1992.
3 These returns include performance of the Fund which was achieved prior to the creation of the Class C shares (March 1, 2001), which is the same as the performance shown for the Class D shares through February 28, 2001. The returns have been restated for sales charges but not for fees applicable to Class C shares. Had Class C shares been in existence for the time periods presented, the performance of Class C would have been similar assuming similar expenses.




                                     1 YEAR
--------------------------------------------------------------------------------------------------------
FUND                          CLASS        CLASS   CLASS   INSTITUTIONAL   INSITUTIONAL   SERVICE   LOCAL
                                A2           B3      C4        CLASS5         SERVICE      CLASS1    FUND
                                                                              CLASS1
--------------------------------------------------------------------------------------------------------

NATIONWIDE S&P 500%                             %       %               %              %         %       %
INDEX FUND -
Before Taxes
--------------------------------------------------------------------------------------------------------
NATIONWIDE S&P 500%                             %       %               %              %         %       %
INDEX FUND -
After Taxes on
Distributions
--------------------------------------------------------------------------------------------------------
NATIONWIDE S&P 500%                             %       %               %              %         %       %
INDEX FUND -
After Taxes on
Distributions and Sale
 of Shares
--------------------------------------------------------------------------------------------------------


                                SINCE INCEPTION1
--------------------------------------------------------------------------------------------------------
FUND. . . . . . . . . .  CLASS             CLASS   CLASS   INSTITUTIONAL   INSITUTIONAL   SERVICE   LOCAL
                         A2                B3      C4      CLASS5          SERVICE        CLASS1    FUND
                                                                           CLASS1
--------------------------------------------------------------------------------------------------------
NATIONWIDE S&P 500%                             %       %               %              %         %       %
INDEX FUND -
Before Taxes
--------------------------------------------------------------------------------------------------------
NATIONWIDE S&P 500%                             %       %               %              %         %       %
INDEX FUND -
After Taxes on
Distributions
--------------------------------------------------------------------------------------------------------
NATIONWIDE S&P 500%                             %       %               %              %         %       %
INDEX FUND -
After Taxes on
Distributions and Sale
of Shares
--------------------------------------------------------------------------------------------------------


---------------
1 The Fund's Local Fund shares commenced operations July 24, 1998, and Institutional Service Class and Service Class shares commenced operations on November 2, 1998. Performance for the Service Class and the Institutional Service Class includes that of Local Fund shares which was achieved prior to their creation on November 2, 1998, and does not reflect the higher expenses of the Service Class or Institutional Service Class. Had these Classes been in existence for the time period presented, the performance of each Class would have been lower as a result of its additional expenses.
2 Performance includes that of Local Fund shares, which was achieved prior to the creation of Class A on December 29, 1999, restated to reflect Class A Shares maximum sales charge but not its expenses. Had this class been in existence for the time periods presented, the performance of the class would have been lower as a result of its additional expenses.
3 Performance includes that of Local Fund shares, which was achieved prior to the creation of Class B on December 29, 1999, restated to reflect Class B shares' contingent deferred sales charge, but not its expenses. Had this class been in existence for the time periods presented, the performance of the class would have been lower as a result of its additional expenses.
4 Class C shares had not commenced operations as of April 30, 2002. These returns include performance of the Fund which was achieved prior to the creation of the Class C shares, which is the same as the performance shown for the Class B shares through April 30, 2002. Performance is restated to reflect Class C shares' sales charges, but not its expenses. Had this class been in existence for the time periods presented, the performance of the class would have been similar assuming similar expenses.
5 Performance includes that of Local Fund shares, which was achieved prior to the creation of the Institutional Class on December 29, 1999 and does not reflect the impact of the Institutional Class Shares' lower estimated expenses.




                        1 YEAR                                            SINCE INCEPTION1
-----------------------------------------------------------------------------------------------------

FUND                     CLASS         CLASS        CLASS   INSTIT-   CLASS   CLASS   CLASS   INSTIT-
                           A             B            C2    UTIONAL     A       B       C2    UTIONAL
                                                            SERVICE                           SERVICE
                                                             CLASS                             CLASS
-----------------------------------------------------------------------------------------------------

GARTMORE LARGE CAP . .        %                  %       %         %       %       %       %         %
VALUE FUND -
Before Taxes
-----------------------------------------------------------------------------------------------------
GARTMORE LARGE CAP . .        %                  %       %         %       %       %       %         %
VALUE FUND -
After Taxes on
Distributions
-----------------------------------------------------------------------------------------------------
GARTMORE LARGE CAP . .        %                  %       %         %       %       %       %         %
VALUE FUND -
After Taxes on
Distributions and Sale
of Shares
-----------------------------------------------------------------------------------------------------
NATIONWIDE LARGE . . .        %                  %       %         %       %       %       %         %
CAP GROWTH FUND -
Before Taxes
-----------------------------------------------------------------------------------------------------
NATIONWIDE LARGE . . .        %                  %       %         %       %       %       %         %
CAP GROWTH FUND -
After Taxes on
Distributions
-----------------------------------------------------------------------------------------------------
NATIONWIDE LARGE . . .        %                  %       %         %       %       %       %         %
CAP GROWTH FUND -
After Taxes on
Distributions and Sale
of Shares
-----------------------------------------------------------------------------------------------------
NATIONWIDE SMALL . . .        %                  %       %         %       %       %       %         %
CAP FUND -
Before Taxes1
-----------------------------------------------------------------------------------------------------
NATIONWIDE SMALL . . .        %                  %       %         %       %       %       %         %
CAP FUND -
After Taxes on
Distributions1
-----------------------------------------------------------------------------------------------------
NATIONWIDE SMALL . . .        %                  %       %         %       %       %       %         %
CAP FUND -
After Taxes on
Distributions and Sale
of Shares
-----------------------------------------------------------------------------------------------------


----------------
1    The  Funds  commenced  operations  November  2,  1998.
2 These returns include performance of the Fund which was achieved prior to the creation of the Class C shares (March 1, 2001), which is the same as the performance shown for the Class B shares through February 28, 2001. The returns have been restated for sales charges but not for fees applicable to Class C shares. Had Class C shares been in existence for the time periods presented, the performance of Class C would have been similar assuming similar expenses.

1    The  Fund  commenced  operations  December  29,  1999.
2    The  Fund  commenced  operations  June  30,  2000.
3    The  Fund  commenced  operations  August  30,  2000.
4 These returns shown for the Fund include performance of the Fund which was achieved prior to the creation of the Class C shares (March 1, 2001), which is the same as the performance shown for the Class B shares through February 28, 2001. The returns have been restated for sales charges but not for fees applicable to Class C shares. Had Class C shares been in existence for the time periods presented, the performance of Class C would have been similar assuming similar expenses.


<BTB>
                             1 YEAR
FUND                          CLASS        CLASS   CLASS   INSTITUTIONAL   INSTITUTIONAL
                                A            B       C2    SERVICE CLASS       CLASS
---------------------------------------------------------------------------------------
GARTMORE                        %            %       %           %               %
INTERNATIONAL SMALL
CAP GROWTH FUND -
Before Taxes
---------------------------------------------------------------------------------------
GARTMORE                        %            %       %           %               %
INTERNATIONAL SMALL
CAP GROWTH FUND -
After Taxes on
Distributions
---------------------------------------------------------------------------------------
GARTMORE                        %            %       %           %               %
INTERNATIONAL SMALL
CAP GROWTH FUND -
After Taxes on
Distributions and Sale
of Shares
---------------------------------------------------------------------------------------


                        SINCE INCEPTION1
---------------------------------------------------------------------------------------
FUND                          CLASS        CLASS   CLASS   INSTITUTIONAL   INSTITUTIONAL
                                A            B       C2    SERVICE CLASS       CLASS
---------------------------------------------------------------------------------------
GARTMORE                        %            %       %           %               %
INTERNATIONAL SMALL
CAP GROWTH FUND -
Before Taxes
---------------------------------------------------------------------------------------
GARTMORE                        %            %       %           %               %
INTERNATIONAL SMALL
CAP GROWTH FUND -
After Taxes on
Distributions
---------------------------------------------------------------------------------------
GARTMORE                        %            %       %           %               %
INTERNATIONAL SMALL
CAP GROWTH FUND -
After Taxes on
Distributions and Sale
of Shares
---------------------------------------------------------------------------------------


-----------------
1    The  Fund  commenced  operations  December  21,  2000.
2 These returns shown for the Fund include performance of the Fund which was achieved prior to the creation of the Class C shares (March 1, 2001), which is the same as the performance shown for the Class B shares through February 28, 2001. The returns have been restated for sales charges but not for fees applicable to Class C shares. Had Class C shares been in existence for the time periods presented, the performance of Class C would have been similar assuming similar expenses.



                     1 YEAR                                           SINCE INCEPTION
-------------------------------------------------------------------------------------------------

FUND                  CLASS        CLASS        CLASS   SERVICE   CLASS   CLASS   CLASS   SERVICE
                        A            B            C2     CLASS      A       B       C2     CLASS
-------------------------------------------------------------------------------------------------

GARTMORE INVESTOR .        %                 %       %         %       %       %       %         %
DESTINATIONS
AGGRESSIVE FUND -
Before Taxes1
-------------------------------------------------------------------------------------------------
GARTMORE INVESTOR .        %                 %       %         %       %       %       %         %
DESTINATIONS
AGGRESSIVE FUND -
After Taxes on
Distributions1
-------------------------------------------------------------------------------------------------
GARTMORE INVESTOR .        %                 %       %         %       %       %       %         %
DESTINATIONS
AGGRESSIVE FUND -
After Taxes on
Distributions and
Sale of Shares1
-------------------------------------------------------------------------------------------------
GARTMORE INVESTOR .        %                 %       %         %       %       %       %         %
DESTINATIONS
MODERATELY
AGGRESSIVE FUND -
Before Taxes1
-------------------------------------------------------------------------------------------------
GARTMORE INVESTOR .        %                 %       %         %       %       %       %         %
DESTINATIONS
MODERATELY
AGGRESSIVE FUND -
After Taxes on
Distributions1
-------------------------------------------------------------------------------------------------
GARTMORE INVESTOR .        %                 %       %         %       %       %       %         %
DESTINATIONS
MODERATELY
AGGRESSIVE FUND -
After Taxes on
Distributions and
Sale of Shares1
-------------------------------------------------------------------------------------------------
GARTMORE INVESTOR .        %                 %       %         %       %       %       %         %
DESTINATIONS
MODERATE FUND -
Before Taxes1
-------------------------------------------------------------------------------------------------
GARTMORE INVESTOR .        %                 %       %         %       %       %       %         %
DESTINATIONS
MODERATE FUND -
After Taxes on
Distributions1
-------------------------------------------------------------------------------------------------
GARTMORE INVESTOR .        %                 %       %         %       %       %       %         %
DESTINATIONS
MODERATE FUND -
After Taxes on
Distributions and
Sale of Shares1
-------------------------------------------------------------------------------------------------
GARTMORE INVESTOR .        %                 %       %         %       %       %       %         %
DESTINATIONS
 MODERATELY
CONSERVATIVE FUND -
Before Taxes1
-------------------------------------------------------------------------------------------------
GARTMORE INVESTOR .        %                 %       %         %       %       %       %         %
DESTINATIONS
MODERATELY
CONSERVATIVE FUND -
After Taxes on
Distributions1
-------------------------------------------------------------------------------------------------
GARTMORE INVESTOR .        %                 %       %         %       %       %       %         %
DESTINATIONS
MODERATELY
CONSERVATIVE FUND -
After Taxes on
Distributions and
Sale of Shares1
-------------------------------------------------------------------------------------------------
GARTMORE INVESTOR .        %                 %       %         %       %       %       %         %
DESTINATIONS
CONSERVATIVE FUND -
Before Taxes1
-------------------------------------------------------------------------------------------------
GARTMORE INVESTOR .        %                 %       %         %       %       %       %         %
DESTINATIONS
CONSERVATIVE FUND -
After Taxes on
Distributions1
-------------------------------------------------------------------------------------------------
GARTMORE INVESTOR .        %                 %       %         %       %       %       %         %
DESTINATIONS
CONSERVATIVE FUND -
After Taxes on
Distributions and
Sale of Shares1
-------------------------------------------------------------------------------------------------

---------------
1    The  Fund  commenced  operations  March  31,  2000.
2 These returns shown for the Fund include performance of the Fund which was achieved prior to the creation of the Class C shares (March 1, 2001), which is the same as the performance shown for the Class B shares through February 28, 2001. The returns have been restated for sales charges but not for fees applicable to Class C shares. Had Class C shares been in existence for the time periods presented, the performance of Class C would have been similar assuming expenses.

<BTB>
                   1 YEAR   5                                          YEARS                             SINCE
                                                                                                       INCEPTION
----------------------------------------------------------------------------------------------------------------------------
FUND                CLASS    CLASS      CLASS     INSTIT.   CLASS   CLASS   CLASS   INSTIT.   CLASS   CLASS   CLASS   INSTIT.
                      A        B2         C3       CLASS      A       B2      C3     CLASS      A       B2      C3     CLASS
----------------------------------------------------------------------------------------------------------------------------
NATIONWIDE            %        %          %          %        %       %       %        %        %       %       %        %
SMALL
CAP INDEX FUND -
Before Taxes1
----------------------------------------------------------------------------------------------------------------------------
NATIONWIDE            %        %          %          %        %       %       %        %        %       %       %        %
SMALL
CAP INDEX FUND -
After Taxes on
Distributions1
----------------------------------------------------------------------------------------------------------------------------
NATIONWIDE            %        %          %          %        %       %       %        %        %       %       %        %
SMALL
CAP INDEX FUND -
After Taxes on
Distributions and
Sale of Shares1
----------------------------------------------------------------------------------------------------------------------------
NATIONWIDE BOND       %        %          %          %        %       %       %        %        %       %       %        %
INDEX FUND
-
Before Taxes4
----------------------------------------------------------------------------------------------------------------------------
NATIONWIDE            %        %          %          %        %       %       %        %        %       %       %        %
BOND INDEX FUND -
After Taxes on
Distributions4
----------------------------------------------------------------------------------------------------------------------------
NATIONWIDE            %        %          %          %        %       %       %        %        %       %       %        %
BOND
INDEX FUND -
After Taxes on
Distributions and
Sale of Shares4
----------------------------------------------------------------------------------------------------------------------------


                   1 YEAR                                             SINCE I
                                                                      NCEPTION
-----------------------------------------------------------------------------------------------------
FUND                CLASS     CLASS    CLASS   INSTITUTIONAL   CLASS   CLASS   CLASS   INSTITUTIONAL
                      A        B2        C3        CLASS         A       B2      C3        CLASS
-----------------------------------------------------------------------------------------------------
NATIONWIDE            %         %        %           %           %       %       %           %
MID CAP MARKET
INDEX FUND -
Before Taxes2
-----------------------------------------------------------------------------------------------------
NATIONWIDE            %         %        %           %           %       %       %           %
MID CAP MARKET
INDEX FUND -
After Taxes on
Distributions2
-----------------------------------------------------------------------------------------------------
NATIONWIDE            %         %        %           %           %       %       %           %
MID CAP MARKET
INDEX FUND -
After Taxes on
Distributions and
Sale of Shares2
-----------------------------------------------------------------------------------------------------
NATIONWIDE            %         %        %           %           %       %       %           %
INTERNATIONAL
INDEX FUND -
Before Taxes2
-----------------------------------------------------------------------------------------------------
NATIONWIDE            %         %        %           %           %       %       %           %
INTERNATIONAL
INDEX FUND -
After Taxes on
Distributions2
-----------------------------------------------------------------------------------------------------
NATIONWIDE            %         %        %           %           %       %       %           %
INTERNATIONAL
INDEX FUND -
After Taxes on
Distributions and
Sale of Shares2
-----------------------------------------------------------------------------------------------------


---------------
1 The Fund commenced operations December 29, 1999 and from that date until October 15, 2001, the Fund invested all of its assets in the Master Small Cap Series (the "Small Cap Series"). The returns shown above include the performance of the Small Cap Series from its inception on April 9, 1997 through December 29, 1999. The returns for the period prior to the Fund's commencement of operations are not adjusted for the Fund's higher expenses, and, therefore, the Fund's actual returns would have been lower. From December 29, 1999 through April 30, 2002, the returns reflect the Fund's actual Class A expenses. On October 15, 2001, the Fund's assets were redeemed from the Small Cap Series and since that time have been managed directly by the Fund.
2 Each Fund commenced operations December 29, 1999, which is when the Class B shares of the Nationwide International Index Fund commenced operations. The Class B shares of the Nationwide Mid Cap Market Index Fund commenced operations on May 25, 2001 and the Class B shares of the Nationwide Bond Fund commenced operations on October 12, 2001. For the periods prior to commencement of operations of the Class B shares, the returns shown include performance of the Fund based on the performance of Class A shares. For the Nationwide Small Cap Index Fund, these Class B returns shown include performance of the Fund which was achieved prior to the implementation of the Class B shares, which is the same as the performance shown for the Class A shares through April 30, 2002. Except for the Nationwide International Index Fund, returns have been restated for sales charges but not for fees applicable to Class B shares. Had Class B shares been in existence for the time periods presented, the performance of Class B would have been lower because of higher expenses.
3 Except for the Nationwide Small Cap Index Fund, these returns are based on the performace shown for Class B shares of the Fund through April 30, 2002, which was achieved prior to the creation of Class C shares. Returns for the Nationwide Small Cap Index Fund are based on the performance shown for Class A shares of the Fund through April 30, 2002. These returns have been restated for sales charges but not for fees applicable to Class C shares. Had Class C shares been in existence for the time periods presented, the performance of the Class C shares would have been similar assuming similar expenses.
4 The Fund commenced operations December 29, 1999 and from that date until October 15, 2001, the Fund invested all of its assets in the Master Aggregate Bond Index Series (the "Bond Index Series"). The returns shown above include the performance of the Bond Index Series from its inception on April 3, 1997 through December 30, 1999. The returns for the period prior to the Fund's commencement of operations are not adjusted for the Fund's higher expenses, and, therefore, the Fund's actual returns would have been lower. From December 29, 1999 through April 30, 2002, the returns reflect the Fund's actual Class A expenses. On October 15, 2001, the Fund's assets were redeemed from the Bond Index Series and since that time have been managed directly by the Fund.



                                        SINCE INCEPTION1
----------------------------------------------------------------------------

FUND                          CLASS     CLASS   CLASS   INSTITUTIONAL
                                A         B       C        SERVICE
                                                            CLASS
----------------------------------------------------------------------------
GARTMORE GLOBAL                 %         %       %           %
FINANCIAL SERVICES FUND -
Before Taxes1
----------------------------------------------------------------------------
GARTMORE GLOBAL                 %         %       %           %
FINANCIAL SERVICES FUND -
After Taxes on
Distributions1
----------------------------------------------------------------------------
GARTMORE GLOBAL                 %         %       %           %
FINANCIAL SERVICES FUND -
After Taxes on
Distributions and Sale
of Shares1
----------------------------------------------------------------------------
GARTMORE GLOBAL                 %         %       %           %
UTILTIES FUND -
Before Taxes1
----------------------------------------------------------------------------
GARTMORE GLOBAL                 %         %       %           %
UTILITIES FUND -
After Taxes on
Distributions1
----------------------------------------------------------------------------
GARTMORE GLOBAL                 %         %       %           %
UTILITIES FUND -
After Taxes on
Distributions and Sale
of Shares1
----------------------------------------------------------------------------
GARTMORE NATIONWIDE             %         %       %           %
LEADERS FUND -
Before Taxes2
----------------------------------------------------------------------------
GARTMORE NATIONWIDE             %         %       %           %
LEADERS FUND -
After Taxes on
Distributions2
----------------------------------------------------------------------------
GARTMORE NATIONWIDE             %         %       %           %
LEADERS FUND -
After Taxes on
Distributions and Sale
of Shares2
----------------------------------------------------------------------------


---------------
1    The  Fund  commenced  operations  December  18,  2001.
2    The  Fund  commnenced  operations  on  December  28,  2001.


<BTB>

                                         SINCE INCEPTION
--------------------------------------------------------------------------------
FUND                    CLASS        CLASS  CLASS   INSTITUTIONAL   INSTITUTIONAL
                          A            B      C        SERVICE          CLASS
                                                        CLASS
--------------------------------------------------------------------------------
GARTMORE MICRO            %                   %           %               %
CAP EQUITY
FUND -
Before Taxes1
--------------------------------------------------------------------------------
GARTMORE MICRO            %                   %           %               %
CAP EQUITY
FUND -
After Taxes on
Distributions1
--------------------------------------------------------------------------------
GARTMORE MICRO            %                   %           %               %
CAP EQUITY
FUND -
After Taxes on
Distributions and
Sale of Shares1
--------------------------------------------------------------------------------
GARTMORE MID              %                   %           %               %
CAP GROWTH
FUND -
Before Taxes2
--------------------------------------------------------------------------------
GARTMORE MID              %                   %           %               %
CAP GROWTH
FUND -
After Taxes on
Distributions2
--------------------------------------------------------------------------------
GARTMORE MID              %                   %           %               %
CAP GROWTH
FUND -
After Taxes on
Distributions and
Sale of Shares2
--------------------------------------------------------------------------------

---------------
1    The  Fund  commenced  operations  June  27,  2002.
2    The  Fund  commnenced  operations  on  September  30,  2002.




                                                        1 YEAR           SINCE INCEPTION1
-------------------------------------------------------------------------------------------
FUND                                             INSTITUTIONAL CLASS   INSTITUTIONAL CLASS
-------------------------------------------------------------------------------------------

NORTHPOINTE SMALL CAP VALUE FUND -. . . . . . .                     %                     %
Before Taxes
-------------------------------------------------------------------------------------------
NORTHPOINTE SMALL CAP VALUE FUND -. . . . . . .                     %                     %
After Taxes on Distributions
-------------------------------------------------------------------------------------------
NORTHPOINTE SMALL CAP VALUE FUND -. . . . . . .                     %                     %
After Taxes on Distributions and Sale of Shares
-------------------------------------------------------------------------------------------

---------------
1    The  Fund  commenced  operations  June  29,  2000.




                        1 YEAR   SINCE INCEPTION1
------------------------------------------------------------------------------------------------------
FUND                     CLASS     INSITUTIONAL     INSITUTIONAL   CLASS   INSITUTIONAL   INSITUTIONAL
                           A          SERVICE           CLASS        A        SERVICE         CLASS
                                       CLASS                                   CLASS
------------------------------------------------------------------------------------------------------

GARTMORE MORLEY. . . .        %                  %              %       %              %              %
ENHANCED INCOME
FUND -
Before Taxes
------------------------------------------------------------------------------------------------------
GARTMORE MORLEY. . . .        %                  %              %       %              %              %
ENHANCED INCOME
FUND -
After Taxes on
Distributions
------------------------------------------------------------------------------------------------------
GARTMORE MORLEY. . . .        %                  %              %       %              %              %
ENHANCED INCOME
FUND -
After Taxes on
Distributions and Sale
of Shares
------------------------------------------------------------------------------------------------------


---------------
1    The  Fund  commenced  operations  December  29,  1999.

Gartmore Money Market Fund and Gartmore Morley Capital Accumulation Fund are shown before taxes only.




                           1 YEAR                            5 YEARS1                             10 YEARS
----------------------------------------------------------------------------------------------------------------------

Fund           Prime    Service   Institutional    Prime    Service   Institutional    Prime    Service   Institutional
              Shares    Class1        Class3      Shares   Class1,2       Class3      Shares   Class1,2       Class3
----------------------------------------------------------------------------------------------------------------------

GARTMORE . .        %          %               %        %          %               %        %          %               %
MONEY MARKET
FUND
----------------------------------------------------------------------------------------------------------------------

---------------
1    Service  Class  Shares were first offered to the public on January 4, 1999.
2 These returns include performance based on the Fund's predecessor, which was achieved prior to the creation of the Fund (May 11, 1998) and which is the same as the performance shown for the Prime Shares prior to the creation of the Service Class (January 4, 1999). The returns have not been restated for the higher fees of the Service Class shares. Had Services Class shares been in existence for the time periods presented, the performance of the Service Class shares would have been lower as a result of their additional expenses.
3 These returns include performance based on the Fund's predecessor, which was achieved prior to the creation of the Fund (May 11, 1998) which is the same as the performance shown for the Prime Shares through April 30, 2002, which is prior to the creation of the Institutional Class. The returns do not reflect the Institutional Class shares' lower estimated expenses.


<BTB>

                                   1 YEAR                   SINCE INCEPTION1
---------------------------------------------------------------------------------------
FUND                 SERVICE     INSITUTIONAL      IRA    SERVICE   INSITUTIONAL    IRA
                      CLASS          CLASS        CLASS    CLASS        CLASS      CLASS
---------------------------------------------------------------------------------------
GARTMORE MORLEY         %              %            %        %            %          %
CAPITAL
ACCUMULATION FUND -
Before Taxes
---------------------------------------------------------------------------------------


---------------
1    The  Fund  commenced  operations  February  1,  1999.

     The Gartmore Bond Fund, Gartmore Tax-Free Income Fund, Gartmore Government Bond Fund, Gartmore Morley Capital Accumulation Fund, Gartmore Morley Enhanced Income Fund and the Gartmore High Yield Bond Fund may also from time to time advertise a uniformly calculated yield quotation. This yield is calculated by dividing the net investment income per share earned during a 30-day base period by the maximum offering price per share on the last day of the period, assuming reinvestment of all dividends and distributions. This yield formula uses the average daily number of shares outstanding during the period that were entitled to receive dividends, provides for semi-annual compounding of interest, and includes a modified market value method for determining amortization. The yield will fluctuate, and there is no assurance that the yield quoted on any given occasion will remain in effect for any period of time. The effect of sales charges are not reflected in the calculation of the yields, therefore, a shareholders actual yield may be less.


<BTB>
                                                30-DAY YIELDS FOR THE PERIOD ENDED OCTOBER 31, 2002
------------------------------------------------------------------------------------------------------------------
FUND                                          CLASS A                   CLASS B         CLASS C         CLASS D
------------------------------------------------------------------------------------------------------------------
GARTMORE TAX-FREE INCOME FUND                   %                         %               %               %
------------------------------------------------------------------------------------------------------------------
GARTMORE GOVERNMENT BOND FUND                   %                         %               %               %
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------


                                                   30-DAY YIELDS FOR THE PERIOD ENDED OCTOBER 31, 2002
------------------------------------------------------------------------------------------------------------------
FUND                                         CLASS A                   CLASS B         CLASS C       INSTITUTIONAL
                                                                                                       SERVICE
                                                                                                        CLASS
------------------------------------------------------------------------------------------------------------------
GARTMORE HIGH YIELD BOND FUND                   %                         %               %               %
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------


                                                   30-DAY YIELDS FOR THE PERIOD ENDED OCTOBER 31, 2002
------------------------------------------------------------------------------------------------------------------
FUND                                         SERVICE                INSTITUTIONAL            IRA
                                              CLASS                     CLASS               CLASS
------------------------------------------------------------------------------------------------------------------
GARTMORE MORLEY CAPITAL                         %                         %               %
ACCUMULATION FUND
------------------------------------------------------------------------------------------------------------------

                                                   30-DAY YIELDS FOR THE PERIOD ENDED OCTOBER 31, 2002
------------------------------------------------------------------------------------------------------------------
FUND                                          CLASS                 INSTITUTIONAL   INSTITUTIONAL
                                                A                   SERVICE CLASS       CLASS
------------------------------------------------------------------------------------------------------------------
GARTMORE MORLEY ENHANCED                        %                         %               %
INCOME FUND
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------


---------------
     The Gartmore Tax-Free Income Fund may also advertise a tax equivalent yield computed by dividing that portion of the uniformly calculated yield which is tax-exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the yield that is not tax-exempt. Assuming a tax rate of 39.1%, the tax equivalent yields for the Gartmore Tax-Free Income Fund for the 30-day period ended October 31, 2002 were ____% for Class A shares, ____% for Class B shares, ____% for Class C shares, and ____% for Class D shares.

     The other funds of the Trust for which GMF will serve as investment adviser had not yet begun operations as of October 31, 2002.

NONSTANDARD  RETURNS

     The Funds may also choose to show nonstandard returns including total return, and simple average total return. Nonstandard returns may or may not reflect reinvestment of all dividends and capital gains; in addition, sales charge assumptions will vary. Sales charge percentages decrease as amounts invested increase as outlined in the prospectus; therefore, returns increase as sales charges decrease.

     Total return represents the cumulative percentage change in the value of an investment over time, calculated by subtracting the initial investment from the redeemable value and dividing the result by the amount of the initial investment. The simple average total return is calculated by dividing total return by the number of years in the period, and unlike average annual (compound) total return, does not reflect compounding.

RANKINGS  AND  RATINGS  IN  FINANCIAL  PUBLICATIONS

     The Funds may report their performance relative to other mutual funds or investments. The performance comparisons are made to: other mutual funds with similar objectives; other mutual funds with different objectives; or, to other sectors of the economy. Other investments which the Funds may be compared to include, but are not limited to: precious metals; real estate; stocks and bonds; closed-end funds; market indexes; fixed-rate, insured bank CDs, bank money market deposit accounts and passbook savings; and the Consumer Price Index.

     Normally these rankings and ratings are published by independent tracking services and publications of general interest including, but not limited to:
Lipper Analytical Services, Inc., CDA/Wiesenberger, Morningstar, Donoghue's, Schabaker Investment Management, Kanon Bloch Carre & Co.; magazines such as Money, Fortune, Forbes, Kiplinger's Personal Finance Magazine, Smart Money, Mutual Funds, Worth, Financial World, Consumer Reports, Business Week, Time, Newsweek, U.S. News and World Report; and other publications such as The Wall Street Journal, Barron's, Investor's Business Daily, Standard & Poor's Outlook and, Columbus Dispatch.

THE  RANKINGS  MAY  OR  MAY  NOT  INCLUDE  THE  EFFECTS  OF  SALES  CHARGES.

                             ADDITIONAL INFORMATION
DESCRIPTION  OF  SHARES

     The Trust presently offers the following 43 series of shares of beneficial interest, without par value and with the various classes listed:




SERIES                                                           SHARE CLASSES
Gartmore Asia Pacific Leaders Fund. . . . . . . .  Class A, Class B, Class C, Institutional
                                                   Service Class
Gartmore Bond Fund. . . . . . . . . . . . . . . .  Class A, Class B, Class C, Class D
Gartmore Emerging Markets Fund. . . . . . . . . .  Class A, Class B, Class C, Institutional
                                                   Service Class
Gartmore European Leaders Fund. . . . . . . . . .  Class A, Class B, Class C, Institutional
                                                   Service Class
Gartmore Global Financial Services Fund . . . . .  Class A, Class B, Class C, Institutional
                                                   Service Class
Gartmore Global Health Sciences Fund. . . . . . .  Class A, Class B, Class C, Institutional
                                                   Service Class
Gartmore Global Small Companies Fund. . . . . . .  Class A, Class B, Institutional Service
                                                   Class
Gartmore Global Technology and. . . . . . . . . .  Class A, Class B, Class C, Institutional
Communications Fund . . . . . . . . . . . . . . .  Service Class
Gartmore Global Utilities Fund. . . . . . . . . .  Class A, Class B, Class C, Institutional
                                                   Service Class
Gartmore Government Bond Fund . . . . . . . . . .  Class A, Class B, Class C, Class D
Gartmore Growth Fund. . . . . . . . . . . . . . .  Class A, Class B, Class C, Class D,
                                                   Institutional Service Class
Gartmore High Yield Bond Fund . . . . . . . . . .  Class A, Class B, Class C,                 Institutional Service Class
Gartmore International Growth Fund. . . . . . . .  Class A, Class B, Class C, Institutional
                                                   Service Class
Gartmore International Small Cap Growth Fund. . .  Class A, Class B, Class C, Institutional
                                                   Service Class, Institutional Class
Gartmore Investor Destinations Aggressive Fund. .  Class A, Class B, Class C, Service Class
Gartmore Investor Destinations Moderately . . . .  Class A, Class B, Class C, Service Class
   Aggressive Fund
Gartmore Investor Destinations Moderate Fund. . .  Class A, Class B, Class C, Service Class
Gartmore Investor Destinations Moderately . . . .  Class A, Class B, Class C, Service Class
   Conservative Fund
Gartmore Investor Destinations Conservative Fund.  Class A, Class B, Class C, Service Class
Gartmore Large Cap Value Fund . . . . . . . . . .  Class A, Class B, Class C, Institutional
                                                   Service Class
Gartmore Long-Short Equity Plus Fund. . . . . . .  Class A, Class B, Class C, Institutional
                                                   Service Class, Institutional Class
Gartmore Micro Cap Equity Fund. . . . . . . . . .  Class A, Class B, Class C, Institutional
                                                   Service Class, Institutional Class
Gartmore Mid Cap Growth Fund. . . . . . . . . . .  Class A, Class B, Class C, Institutional
                                                   Service Class, Institutional Class
Gartmore Millennium Growth Fund . . . . . . . . .  Class A, Class B, Class C, Class D,
                                                   Institutional Service Class
Gartmore Money Market Fund. . . . . . . . . . . .  Service Class, Prime Shares, Class C,
                                                   Institutional Class
Gartmore Morley Capital Accumulation Fund . . . .  Service Class, Institutional Class, IRA
                                                   Class
Gartmore Morley Enhanced Income Fund. . . . . . .  Class A, Institutional Service Class,
                                                   Institutional Class
Gartmore Nationwide Fund. . . . . . . . . . . . .  Class A, Class B, Class C, Class D,
   (formerly Gartmore Total Return Fund). . . . .  Institutional Service Class
Gartmore Nationwide Leaders Fund. . . . . . . . .  Class A, Class B, Class C, Institutional
                                                   Service Class
Gartmore OTC Fund . . . . . . . . . . . . . . . .  Class A, Class B, Class C
Gartmore Tax-Free Income Fund . . . . . . . . . .  Class A, Class B, Class C, Class D
                                                   Institutional Service Class,
                                                   Institutional Class
Gartmore U.S. Growth Leaders Fund . . . . . . . .  Class A, Class B, Class C, Institutional
                                                   Service Class
Gartmore Value Opportunities Fund . . . . . . . .  Class A, Class B, Class C, Institutiona
                                                   Service Class
Gartmore Worldwide Leaders Fund . . . . . . . . .  Class A, Class B, Class C, Institutional
                                                   Service Class
Nationwide Bond Index Fund. . . . . . . . . . . .  Class A, Class B, Class C,
                                                   Institutional Class
Nationwide Growth Focus Fund. . . . . . . . . . .  Class A, Class B, Institutional Service
                                                   Class
Nationwide International Index Fund . . . . . . .  Class A, Class B, Class C,
                                                   Institutional Class
Nationwide Large Cap Growth Fund. . . . . . . . .  Class A, Class B, Class C, Institutional
                                                   Service Class
Nationwide Mid Cap Market Index Fund. . . . . . .  Class A, Class B, Class C,
                                                   Institutional Class
Nationwide S&P 500 Index Fund . . . . . . . . . .  Class A, Class B, Class C, Service Class,
                                                   Institutional Service Class, Local
                                                   Fund Shares, Institutional Class
Nationwide Small Cap Fund . . . . . . . . . . . .  Class A, Class B, Class C, Institutional
                                                   Service Class
Nationwide Small Cap Index Fund . . . . . . . . .  Class A, Class B, Class C,
                                                   Institutional Class
NorthPointe Small Cap Value Fund. . . . . . . . .  Institutional Class

     You have an interest only in the assets of the shares of the Fund which you own. Shares of a particular class are equal in all respects to the other shares of that class. In the event of liquidation of a Fund, shares of the same class will share pro rata in the distribution of the net assets of such Fund with all other shares of that class. All shares are without par value and when issued and paid for, are fully paid and nonassessable by the Trust. Shares may be exchanged or converted as described in this Statement of Additional Information and in the Prospectus but will have no other preference, conversion, exchange or preemptive rights.

VOTING  RIGHTS

     Shareholders of each class of shares have one vote for each share held and a proportionate fractional vote for any fractional share held. An annual or special meeting of shareholders to conduct necessary business is not required by the Declaration of Trust, the 1940 Act or other authority except, under certain circumstances, to amend the Declaration of Trust, the Investment Advisory Agreement, fundamental investment objectives, investment policies and investment restrictions, to elect and remove Trustees, to reorganize the Trust or any series or class thereof and to act upon certain other business matters. In regard to termination, sale of assets, the change of investment objectives, policies and restrictions or the approval of an Investment Advisory Agreement, the right to vote is limited to the holders of shares of the particular fund affected by the proposal. In addition, holders of shares subject to a Rule 12b-1 fee will vote as a class and not with holders of any other class with respect to the approval of the Distribution Plan.

     To the extent that such a meeting is not required, the Trust does not intend to have an annual or special meeting of shareholders. The Trust has represented to the Commission that the Trustees will call a special meeting of shareholders for purposes of considering the removal of one or more Trustees upon written request therefor from shareholders holding not less than 10% of the outstanding votes of the Trust and the Trust will assist in communicating with other shareholders as required by Section 16(c) of the 1940 Act. At such meeting, a quorum of shareholders (constituting a majority of votes attributable to all outstanding shares of the Trust), by majority vote, has the power to remove one or more Trustees.

     ADDITIONAL  GENERAL  TAX  INFORMATION  FOR  ALL  FUNDS

     THE INFORMATION DISCUSSED IN THIS SECTION APPLIES GENERALLY TO ALL OF THE FUNDS, BUT IS SUPPLEMENTED OR MODIFIED IN ADDITIONAL SEPARATE SECTIONS THAT ARE PROVIDED BELOW FOR GARTMORE TAX-FREE INCOME FUND, GARTMORE MONEY MARKET FUND AND INVESTOR DESTINATIONS FUNDS.

BUYING  A  DIVIDEND

     If you invest in a Fund shortly before the record date of a taxable distribution, the distribution will lower the value of the Fund's shares by the amount of the distribution, and you will in effect receive some of your investment back, but in the form of a taxable distribution.

MULTI-CLASS  FUNDS

     Funds with multiple classes of shares calculate dividends and capital gain distributions the same way for each class. The amount of any dividends per share will differ, however, generally due to the difference in the distribution and service (Rule 12b-1) and administrative services fees applicable to each class.

DISTRIBUTIONS  OF  NET  INVESTMENT  INCOME

     Each Fund receives income generally in the form of dividends and interest on its investments. This income, less expenses incurred in the operation of the Fund, constitutes the Fund's net investment income from which dividends may be paid to you. If you are a taxable investor, any distributions by the Fund from such income will be taxable to you as ordinary income, whether you receive them in cash or in additional shares.

DISTRIBUTIONS  OF  CAPITAL  GAIN

     A Fund may realize a capital gain or loss in connection with sales or other dispositions of its portfolio securities. Distributions from net short-term capital gain will be taxable to you as ordinary income. Distributions from net long-term capital gain will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Fund. Any net capital gain realized by a Fund generally will be distributed once each year, and may be distributed more frequently, if necessary, to reduce or eliminate excise or income taxes on the Fund.

DISTRIBUTIONS  OF  FIVE-YEAR  GAIN

     If you are in the 10 or 15% individual income tax bracket, capital gain distributions are generally subject to a maximum rate of tax of 10%. However, if you receive distributions from a Fund's sale of securities held for more than five years, these gains are subject to a maximum rate of tax of 8%. The Fund will inform you in January of the portion of any capital gain distributions you received for the previous year that were five-year gains qualifying for this reduced tax rate.

     If you are in a higher individual income tax bracket (for example, the 25%, 28%, 33% or 35% bracket when these brackets are fully phased-in in the year
2006), capital gain distributions are generally subject to a maximum rate of tax of 20%. Beginning in the year 2006, any distributions from a Fund's sale of securities purchased after January 1, 2001 and held for more than five years will be subject to a maximum rate of tax of 18%.

EFFECT  OF  FOREIGN  INVESTMENTS  ON  DISTRIBUTIONS

     Most foreign exchange gain realized by a Fund on the sale of debt securities is treated as ordinary income. Similarly, foreign exchange loss realized on the sale of debt securities generally is treated as ordinary loss. This gain when distributed will be taxable to you as ordinary income, and any loss will reduce a Fund's ordinary income otherwise available for distribution to you. This treatment could increase or decrease a Fund's ordinary income distributions to you, and may cause some or all of the Fund's previously distributed income to be classified as a return of capital. A return of capital generally is not taxable to you, but reduces the tax basis of your shares in the Fund. Any return of capital in excess of your basis is taxable as a capital gain.

     Certain Funds may invest in foreign securities and may be subject to foreign withholding taxes on income from these securities. This, in turn, could reduce ordinary income distributions to you. If more than 50% of such a Fund's total assets at the end of the fiscal year is invested in foreign securities, the Fund may elect to pass through to you your pro rata share of foreign taxes paid by the Fund. If this election is made, the year-end statement you receive from the Fund will show more taxable income than was actually distributed to you. In that case, you will be entitled either to deduct your share of these taxes in computing your taxable income or to claim a foreign tax credit for these taxes against your U.S. federal income tax (subject to limitations for certain shareholders). The Fund will provide you with the information necessary to complete your personal income tax return if it makes this election.

INFORMATION  ON  THE  AMOUNT  AND  TAX  CHARACTER  OF  DISTRIBUTIONS

     Each Fund will inform you of the amount of your ordinary income and capital gain dividends at the time they are paid, and will advise you of its tax status for federal income tax purposes shortly after the end of each calendar year. If you have not held Fund shares for a full year, a Fund may designate and distribute to you, as ordinary income or capital gain, a percentage of income that may not be equal to the actual amount of this type of income earned during the period of your investment in the Fund. Taxable distributions declared by a Fund in December but paid in January are taxable to you as if they were paid in December.

ELECTION  TO  BE  TAXED  AS  A  REGULATED  INVESTMENT  COMPANY

     Each Fund intends to elect or has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). Each Fund that has been in existence for more than one year has qualified as a regulated investment company for its most recent fiscal year, and intends to continue to qualify during the current fiscal year. As a regulated investment company, a Fund generally pays no federal income tax on the income and gain it distributes to you. The Trust's board of trustees reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders. In such a case, the Fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gain, and distributions to you would be taxed as ordinary dividend income to the extent of the Fund's earnings and profits.

EXCISE  TAX  DISTRIBUTION  REQUIREMENTS

     To avoid federal excise taxes, the Code requires a Fund to distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the twelve-month period ending October 31; and 100% of any undistributed amounts from the prior year. Each Fund intends to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December) but can give no assurances that its distributions will be sufficient to eliminate all taxes.

REDEMPTION  OF  FUND  SHARES

     Redemptions (including redemptions in kind) and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund shares, or exchange them for shares of a different Gartmore Fund, the IRS will require that you report any gain or loss on your redemption or exchange. If you held your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you held your shares.

REDEMPTIONS  AT  A  LOSS  WITHIN  SIX  MONTHS  OF  PURCHASE

     Any loss incurred on a redemption or exchange of shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you by a Fund on those shares.
WASH  SALES

     All or a portion of any loss that you realize on a redemption of your Fund shares is disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules is added to your tax basis in the new shares.

REDEMPTIONS  AND  FIVE-YEAR  GAIN

     If you are in the 10 or 15% individual income tax bracket, gains from the sale of your Fund shares are generally subject to a maximum rate of tax of 10%. However, if you have held your shares for more than five years, these gains are subject to a maximum rate of tax of 8%.

     If you are in a higher individual income tax bracket (for example, the 25%, 28%, 33% or 35% bracket when these brackets are fully phased-in in the year
2006), you are generally subject to a maximum rate of tax of 20%. Beginning in the year 2006, any gains from the sale of Fund shares purchased after January 1, 2001 and held for more than five years (or for which you made an election to mark to market as of January 2, 2001 and hold until 2006) will be subject to a maximum rate of tax of 18%.

DEFERRAL  OF  BASIS

     If a sales charge was imposed on your purchase of shares of a Fund and you redeem some or all of the shares and then reinvest the sales proceeds in shares of the same Fund or another Gartmore Fund within 30 days of buying the original shares, the sales charge that would otherwise apply to your reinvestment may be reduced or eliminated. The IRS will require you to report any gain or loss on the redemption of your original shares in a Fund and in reporting this gain or loss, all or a portion of the sales charge that you paid for your original shares will be excluded from your tax basis in the shares sold and will be added to your tax basis in the new shares.

U.S.  GOVERNMENT  SECURITIES

     The income earned on certain U.S. government securities is exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on these securities, subject in some states to minimum investment or reporting requirements that must be met by a Fund. The income on Fund investments in certain securities, such as repurchase agreements, commercial paper and federal agency-backed obligations (e.g., Government National Mortgage Association (GNMA) or Federal National Mortgage Association (FNMA) securities), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

DIVIDENDS-RECEIVED  DEDUCTION  FOR  CORPORATIONS

     If you are a corporate shareholder, a percentage of the dividends paid by certain Funds for the most recent fiscal year qualified for the dividends-received deduction. You may be allowed to deduct these qualified dividends, thereby reducing the tax that you would otherwise be required to pay on these dividends. The dividends-received deduction will be available only with respect to dividends designated by a Fund as eligible for such treatment. All dividends (including the deducted portion) must be included in your alternative minimum taxable income calculation. If a Fund's income is derived primarily from either investments in foreign rather than domestic securities or interest rather than dividends, generally none of its distributions are expected to qualify for the corporate dividends-received deduction.

INVESTMENT  IN  COMPLEX  SECURITIES

     A Fund may invest in complex securities that may be subject to numerous special and complex tax rules. These rules could affect whether gain or loss recognized by the Fund is treated as ordinary or capital, or as interest or dividend income. These rules could also accelerate the recognition of income to the Fund (possibly causing the Fund to sell securities to raise the cash for necessary distributions). These rules could defer the Fund's ability to recognize a loss, and, in limited cases, subject the Fund to U.S. federal income tax on income from certain foreign securities. These rules could, therefore, affect the amount, timing, or character of the income distributed to you by the Fund.

NON-U.S.  INVESTORS

     Non-U.S. investors may be subject to U.S. withholding and estate tax, and are subject to special U.S. tax certification requirements. You should consult your tax advisor about the federal, state, local or foreign tax consequences of your investment in the Fund.

BACKUP  WITHHOLDING

By law, each Fund must withhold a portion of your taxable distributions and redemption proceeds unless you provide your correct social security or taxpayer identification number, certify that this number is correct, certify that you are not subject to backup withholding, and certify that you are a U.S. person (including a U.S. resident alien). A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the rate will be 30% for calendar years 2002 and 2003, 29% for calendar years 2004 and 2005, and 28% for calendar years 2006 through 2010.

ADDITIONAL  TAX  INFORMATION  WITH  RESPECT  TO  GARTMORE  TAX-FREE  INCOME FUND

     The tax information described in "Additional General Tax Information for All Funds" above applies to the Gartmore Tax-Free Income Fund, except as noted in this section.

EXEMPT-INTEREST  DIVIDENDS

     By meeting certain requirements of the Code, the Fund qualifies to pay exempt-interest dividends to you. These dividends are derived from interest income exempt from regular federal income tax, and are not subject to regular federal income tax when they are paid to you. In addition, to the extent that exempt-interest dividends are derived from interest on obligations of a state or its political subdivisions, or from interest on qualifying U.S. territorial obligations (including qualifying obligations of Puerto Rico, the U.S. Virgin Islands and Guam), they also may be exempt from that state's personal income taxes. Most states, however, do not grant tax-free treatment to interest on state and municipal securities of other states.

DIVIDENDS  FROM  TAXABLE  INCOME

     The Fund may earn taxable income from many sources, including income from temporary investments, discount from stripped obligations or their coupons, income from securities loans or other taxable transactions, and ordinary income from the sale of market discount bonds. Any distributions by the Fund from this income will be taxable to you as ordinary income, whether you receive them in cash or in additional shares.

INFORMATION  ON  THE  AMOUNT  AND  TAX  CHARACTER  OF  DISTRIBUTIONS

     The Fund will inform you of the amount of your taxable ordinary income and capital gain dividends at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the end of each calendar year, including the portion of the distributions that on average are comprised of taxable income or interest income that is a tax preference item when determining your alternative minimum tax. If you have not held Fund shares for a full year, the Fund may designate and distribute to you, as taxable, tax-exempt or tax preference income, a percentage of income that may not be equal to the actual amount of this type of income earned during the period of your investment in the Fund. Taxable distributions declared by the Fund in December but paid in January are taxed to you as if made in December.

REDEMPTION  AT  A  LOSS  WITHIN  SIX  MONTHS  OF  PURCHASE

     Any loss incurred on the redemption or exchange of shares held for six months or less will be disallowed to the extent of any exempt-interest dividends paid to you with respect to your Fund shares, and any remaining loss will be treated as a long-term capital loss to the extent of any long-term capital gain distributed to you by the Fund on those shares.

DIVIDENDS-RECEIVED  DEDUCTION  FOR  CORPORATIONS

     Because the Fund's income is derived primarily from interest rather than dividends, none of its distributions are expected to qualify for the corporate dividends-received deduction.

ALTERNATIVE  MINIMUM  TAX

     Interest on certain private activity bonds, while exempt from regular federal income tax, is a preference item for you when determining your alternative minimum tax under the Code and under the income tax provisions of several states. Private activity bond interest could subject you to or increase your liability under the federal and state alternative minimum taxes, depending on your personal or corporate tax position. If you are a person defined in the Code as a substantial user (or person related to a user) of a facility financed by private activity bonds, you should consult with your tax advisor before buying shares of the Fund.

TREATMENT  OF  INTEREST  ON  DEBT  INCURRED  TO  HOLD  FUND  SHARES

     Interest on debt you incur to buy or hold Fund shares may not be deductible for federal income tax purposes.

LOSS  OF  STATUS  OF  SECURITIES  AS  TAX-EXEMPT

     Failure of the issuer of a tax-exempt security to comply with certain legal or contractual requirements relating to the security could cause interest on the security, as well as Fund distributions derived from this interest, to become taxable, perhaps retroactively to the date the security was issued.

ADDITIONAL  TAX  INFORMATION  WITH  RESPECT  TO  MONEY  MARKET  FUND

     The tax information described in "Additional General Tax Information for All Funds" above applies to the Money Market Fund, except as noted in this section.

DISTRIBUTIONS  OF  NET  INVESTMENT  INCOME

     The Fund typically pays dividends from its daily net income each day that its net asset value is calculated. The Fund's daily net income includes accrued interest and any original issue or acquisition discount, plus or minus any gain or loss on the sale of portfolio securities and changes in unrealized appreciation or depreciation in portfolio securities (to the extent required to maintain a stable $1 share price), less the estimated expenses of the Fund. Any distributions by the Fund from such income will be taxable to you as ordinary income, whether you receive them in cash or in additional shares.

DISTRIBUTIONS  OF  CAPITAL  GAIN

     The Fund may derive capital gain or loss in connection with sales or other dispositions of its portfolio securities. Distributions from net short-term capital gain will be taxable to you as ordinary income. Because the Fund is a money fund, it is not expected to realize any long-term capital gain.

MAINTAINING  A  $1  SHARE  PRICE

     Gain and loss on the sale of portfolio securities and unrealized appreciation or depreciation in the value of these securities may require the Fund to adjust distributions to maintain its $1 share price. These procedures may result in under- or over-distributions by the Fund of its net investment income.

REDEMPTION  OF  FUND  SHARES

     Redemptions (including redemptions in kind) and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. Because the Fund tries to maintain a stable $1 share price, however, you should not expect to realize any capital gain or loss on the sale or exchange of your shares. For tax purposes, an exchange of your Fund shares for shares of a different Gartmore Fund is the same as a sale.

DIVIDENDS-RECEIVED  DEDUCTION  FOR  CORPORATIONS

     Because the Fund's income is derived primarily from interest rather than dividends, none of its distributions are expected to qualify for the corporate dividends-received deduction.

ADDITIONAL  INFORMATION  FOR  THE  INVESTOR  DESTINATIONS  FUNDS

     Each of the Investor Destinations Funds invests in one or more Underlying Funds. The tax consequences of investment in an Investor Destinations Fund are generally the same as the consequences of investment in a non-Investor Destinations Fund, except as noted below.

DISTRIBUTIONS  OF  NET  INVESTMENT  INCOME

     An Investor Destinations Fund's income consists of dividends it receives from the Underlying Funds, less the estimated expenses of the Investor Destinations Fund. Any distributions by an Investor Destinations Fund from such income will be taxable to you as ordinary income, whether you receive them in cash or additional shares.

DISTRIBUTIONS  OF  CAPITAL  GAIN

     An Underlying Fund may realize capital gain or loss in connection with sales or other dispositions of its portfolio securities. Any net capital gains may be distributed to an Investor Destinations Fund as capital gain distributions. An Investor Destinations Fund may also derive capital gains and losses in connection with sales of shares of the Underlying Funds. Distributions from net short-term capital gains are taxable to you as ordinary income. Distributions from net long-term capital gains are taxable to you as long-term capital gains, regardless of how long you have owned your shares in an Investor Destinations Fund. Capital gain will be distributed by an Investor Destinations Fund once each year, and may be distributed more frequently, if necessary, to reduce or eliminate excise or income taxes on the Investor Destinations Fund.

DISTRIBUTIONS  OF  FIVE-YEAR  GAIN

     If you are in the 10 or 15% individual income tax bracket, capital gain distributions resulting from an Underlying Fund's sale of securities that are distributed to an Investor Destinations Fund and, in turn, to you are generally subject to a maximum rate of tax of 10%. However, if you receive distributions resulting from an Underlying Fund's sale of securities held for more than five years and distributed to an Investor Destinations Fund and, in turn, to you, these gains are subject to a maximum rate of tax of 8%. The Investor Destinations Fund will inform you in January of the portion of any capital gain distributions you received for the previous year that were five-year gains qualifying for this reduced tax rate.

     If you are in a higher individual income tax bracket (for example, the 25%, 28%, 33% or 35% bracket when these brackets are fully phased-in in the year
2006), capital gain distributions resulting from an Underlying Fund's sale of securities that are distributed to an Investor Destinations Fund and, in turn, to you are generally subject to a maximum rate of tax of 20%. Beginning in the year 2006, any distributions from an Underlying Fund's sale of securities purchased after January 1, 2001 and held for more than five years that are distributed to an Investor Destinations Fund and, in turn, to you will be subject to a maximum rate of tax of 18%.

EFFECT  OF  FOREIGN  INVESTMENTS  ON  DISTRIBUTIONS

     Most foreign exchange gain realized on the sale of debt securities is treated as ordinary income by an Underlying Fund. Similarly, foreign exchange loss realized on the sale of debt securities by an Underlying Fund generally is treated as ordinary loss. This gain when distributed will be taxable to the Investor Destinations Fund as ordinary income, and any loss will reduce an Underlying Fund's ordinary income otherwise available for distribution to the Investor Destinations Fund. This treatment could increase or decrease an Underlying Fund's ordinary income distributions to an Investor Destinations Fund and, in turn, to you, and may cause some or all of the Underlying Fund's previously distributed income to be classified as a return of capital to the Investor Destinations Fund. A return of capital generally is not taxable to an Investor Destinations Fund, but reduces the Investor Destinations Fund's tax basis in its shares of the Underlying Fund. Any return of capital in excess of the Investor Destinations Fund's tax basis is taxable to the Investor Destinations Fund as a capital gain.

     Certain Underlying Funds may be subject to foreign withholding taxes on income from certain foreign securities. This could reduce such an Underlying Fund's ordinary income distributions to an Investor Destinations Fund and, in turn, to you.

U.S.  GOVERNMENT  SECURITIES

     The income earned on certain U.S. government securities is generally exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on these securities, subject in some states to minimum investment or reporting requirements that must be met by an Investor Destinations Fund. Dividends paid by an Investor Destinations Fund may not be exempt from state and local taxes in certain states when the Investor Destinations Fund invests in U.S. government securities only indirectly by investing in an Underlying Fund.

INVESTMENT  IN  COMPLEX  SECURITIES

     Certain Underlying Funds may invest in complex securities that may be subject to numerous special and complex tax rules. These rules could affect whether gain or loss recognized by the Underlying Fund is treated as ordinary or capital, or as interest or dividend income. These rules could also accelerate the recognition of income to the Underlying Fund (possibly causing the Underlying Fund to sell securities to raise the cash for necessary distributions). These rules could defer the Underlying Fund's ability to recognize a loss, and, in limited cases, subject the Underlying Fund to U.S. federal income tax on income from certain foreign securities. These rules could, therefore, affect the amount, timing and tax character of income distributed by an Underlying Fund to an Investor Destinations Fund and, in turn, to you.

                               MAJOR SHAREHOLDERS

     As of January 10, 2003, the Trustees and Officers of the Trust as a group owned beneficially less than 1% of the shares of the Trust.

     As of January 10, 2003, the following shareholders held five percent or greater of the shares of a class of a Fund:




FUND/CLASS                                                          NO.        PERCENTAGE
                                                                    OF             OF
                                                                  SHARES          CLASS
                                                                                 HELD BY
                                                                             THE SHAREHOLDER
---------------------------------------------------------------------------------------------
                                                                 218630.062      0.248520478
GARTMORE BOND FUND CLASS A

NATIONWIDE LIFE INSURANCE
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS, OH  43218-2029
                                                                 149510.943       0.16995161
NATIONWIDE TRUST COMPANY FSB
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS, OH  43218-2029
                                                                  24212.674      0.064229643
GARTMORE BOND FUND CLASS B

BEATRICE BERGER
670 APPLE ST
RED HILL, PA  18076-1355
                                                                   5812.613      0.236902878
GARTMORE BOND FUND CLASS C

ASHLAND UNIVERSITY
LOREN DEAN & HELEN L WHITE CHAR TRUST I
401 COLLEGE AVE
ASHLAND, OH  44805
                                                                   3983.007       0.16233419
DAVID F RICHMOND
GLENNA M RICHMOND
114 OLD GRANDVIEW RD
BEAVER, WV  25813
                                                                   2434.288      0.099213526
TERRY K BROCK
721 LAKE AVE
LAKE LUZERNE, NY  12846
                                                                   2240.259      0.091305546
RAYMOND JAMES ASSOC INC
FBO WHITE CE TR
880 CARILLON PKWY
ST PETERSBURG, FL  33716
                                                                   1622.695       0.06613568
DONNA J GARST
718 WARREN AVE
BELPRE OH  45714
GARTMORE BOND FUND CLASS D . . . . . . . . . . . . . . . . . .  5605943.994      0.394490882

NATIONWIDE LIFE INSURANCE CO
QPVA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS, OH  43218-2029
                                                                 241440.703      0.529539302
GARTMORE EMERGING MARKETS
FUND CLASS A

NATIONWIDE LIFE INSURANCE CO
QPVA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS, OH 43218-2029
                                                                 166904.046       0.36606194
GARTMORE GLOBAL ASSET MANAGEMENT
SEED ACCOUNT
1200 RIVER RD
CONSHOHOCKEN, PA 19428-2436
                                                                  166776.43      0.770852106
GARTMORE EMERGING MARKETS
FUND CLASS B

GARTMORE GLOBAL ASSET MANAGEMENT
SEED ACCOUNT
1200 RIVER RD
CONSHOHOCKEN, PA 194282-436
                                                                  13877.915      0.064144676
ELANORE M THOMPSON
3692 S SHERMAN AVE
FREMONT, MI 49412
                                                                   1202.241      0.554090669
GARTMORE EMERGING MARKETS
FUND CLASS C

GREGORY G BOLING
4309 AYLESBURY DR
KNOXVILLE, TN 37918-7041
                                                                    323.919      0.149288284
IRA M FOWLER
632 OLD AUGUSTA RD
GREENVILLE, SC 29605
                                                                    287.246      0.132386375
MARGARET CHIN
WING Y CHIN
MARGARET CHIN REVOCABLE TRUST
8204 GONDOLA DR
ORLANDO, FL 32809
                                                                  167072.74                1
GARTMORE EMERGING MARKETS
FUND INSTITUTIONAL SERVICE CLASS

GARTMORE GLOBAL ASSET MANAGEMENT
SEED ACCOUNT
1200 RIVER RD
CONSHOHOCKEN, PA 19428-2436
                                                                  75251.083                1
GARTMORE GLOBAL FINANCIAL SERVICES
 FUND INSTITUTIONAL SERVICE

NATIONWIDE LIFE INSURANCE
PO BOX 182029
C/O PAM SMITH 01-32-05
COLUMBUS, OH 43218-2029
                                                                  75192.189      0.982262327
GARTMORE GLOBAL FINANCIAL SERVICES
 FUND CLASS A

NATIONWIDE INSURANCE COMPANY
PO BOX 182029
C/O PAM SMITH 01-32-05
COLUMBUS, OH 43218-2029
                                                                  75019.832      0.989482237
GARTMORE GLOBAL FINANCIAL SERVICES
 FUND CLASS B

NATIONWIDE INSURANCE COMPANY
PO BOX 182029
C/O PAM SMITH 01-32-05
COLUMBUS, OH 43218-2029
                                                                  75019.832                1
GARTMORE GLOBAL FINANCIAL SERVICES
FUND CLASS C

NATIONWIDE INSURANCE COMPANY
PO BOX 182029
C/O PAM SMITH 01-32-05
COLUMBUS, OH 43218-2029
GARTMORE GLOBAL HEALTH SCIENCES. . . . . . . . . . . . . . . .    83414.562      0.403962508
FUND CLASS A

GARTMORE GLOBAL ASSET MANAGEMENT
SEED ACCOUNT
1200 RIVER RD
CONSHOHOCKEN, PA 19428-2436
                                                                  70133.815      0.339646113
NATIONWIDE LIFE INSURANCE CO
QPVA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS, OH 43218-2029
                                                                  12801.056      0.061993333
NATIONWIDE INSURANCE COMPANY
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS, OH 43218-2029
                                                                       6250      0.878393145
GARTMORE GLOBAL HEALTH SCIENCES
 FUND CLASS C

AG EDWARDS & SONS INC FBO
BYRON S DELMAN TTEE
JEANETTE M TAYLOR CREDIT
ONE NORTH JEFFERSON
SAINT LOUIS, MO 63103-2287
                                                                    613.497      0.086222649
AG EDWARDS & SONS INC FBO
DOROTHY G DEMPSEY
ONE NORTH JEFFERSON
SAINT LOUIS, MO 63103-2287
                                                                   1890.278      0.353049196
GARTMORE GLOBAL TECH & COMM FUND
CLASS C

ASHLAND UNIVERSITY
LOREN DEAN & HELEN L WHITE CHAR TRUST I
401 COLLEGE AVE
ASHLAND, OH 44805
                                                                    766.504      0.143160753
JOHN S SHERRICK
ANNA L SHERRICK
JOHN S SHERRICK LIVING TRUST
1080 U S 250 N
ASHLAND, OH 44805-9474
                                                                    595.339      0.111192087
IRA M FOWLER
632 OLD AUGUSTA RD
GREENVILLE, SC 29605
                                                                    479.133      0.089488171
JON E HACKELTON
3605 ROCHDALE LN
KNOXVILLE, TN 37931
                                                                    300.054      0.056041399
JASON I LEVY
613 CAPTAIN JOHN BRICE WAY
ANNAPOLIS, MD 21401
                                                                    290.698      0.054293969
EDYTA RYJEWSKI
MATTHEW G RYJEWSKI
908 N WATERFORD LN
WILMINGTON, DE 19808-9808
                                                                    290.698      0.054293969
EDYTA RYJEWSKI
EMILIA M RYJEWSKI
908 N WATERFORD LN
WILMINGTON ,DE 19808
                                                                   76157.76                1
GARTMORE GLOBAL UTILITIES FUND
 INSTITUTIONAL SERVICE CLASS

NATIONWIDE LIFE INSURANCE
PO BOX 182029
C/O PAM SMITH 01-32-05
COLUMBUS, OH 43218-2029
GARTMORE GLOBAL UTILITIES FUND . . . . . . . . . . . . . . . .    76002.788      0.993792581
 CLASS A

NATIONWIDE INSURANCE COMPANY
PO BOX 182029
C/O PAM SMITH 01-32-05
COLUMBUS, OH 43218-2029
                                                                  75573.167      0.994568936
GARTMORE GLOBAL UTILITIES FUND
 CLASS B

NATIONWIDE INSURANCE COMPANY
PO BOX 182029
C/O PAM SMITH 01-32-05
COLUMBUS, OH 43218-2029
                                                                  75572.408                1
GARTMORE GLOBAL UTILITIES FUND
CLASS C

NATIONWIDE INSURANCE COMPANY
PO BOX 182029
C/O PAM SMITH 01-32-05
COLUMBUS, OH 43218-2029
                                                                 993083.333      0.189375003
GARTMORE GOVERNMENT BOND FUND
CLASS A

NATIONWIDE TRUST COMPANY FSB
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS, OH 43218-2029
                                                                 941701.115      0.179576724
NATIONWIDE PENSIONS MANAGED
PERSONAL PORTFOLIO SERIES 5
C/O VILLANOVA CAPITAL ATTN ERIC AXELSON
1200 RIVER RD
CONSHOHOCKEN, PA 19428
                                                                 890825.082      0.169874971
NATIONWIDE PENSIONS MANAGED
PERSONAL PORTFOLIO SERIES 4
C/O VILLANOVA CAPITAL ATTN ERIC AXELSON
1200 RIVER RD
CONSHOHOCKEN, PA 19428
                                                                 722474.909      0.137771608
NATIONWIDE PENSIONS MANAGED
PERSONAL PORTFOLIO SERIES 3
1200 RIVER RD
C/O VILLANOVA CAPITAL ATNN ERIC AXELSON
CONSHOHOCKEN, PA 19428
                                                                 427351.091      0.081493276
NATIONWIDE PENSIONS MANAGED
PERSONAL PORTFOLIO SERIES
C/O VILLANOVA CAPITAL ATTN ERIC AXELSON
1200 RIVER RD
CONSHOHOCKEN, PA 19428
                                                                 354719.102      0.067642794
NATIONWIDE PENSIONS MANAGED
PERSONAL PORTFOLIO SERIES 1
C/O VILLANOVA CAPITAL ATTN ERIC AXELSON
1200 RIVER RD
CONSHOHOCKEN, PA 19428
                                                                  18160.752      0.176779445
GARTMORE GOVERNMENT BOND FUND
CLASS C

JOYCE L RICE
ROSILAND KNIGHT
DARIAN J RICE
4434 CATAMOUNT DR
LILBURN, GA 30047
                                                                  17796.821      0.173236887
JOYCE L RICE
ROSILAND KNIGHT
JORDAN R RICE
4434 CATAMOUNT DR
LILBURN, GA 30047
                                                                  14504.813      0.141191994
JAMES ISLAND CHRISTIAN CHURCH
12 SAWGRASS RD
CHARLESTON, SC 29412
                                                                     8232.5      0.080136372
JEFFREY R BEVAN
1221 RAPPS DAM RD
PHOENIXVILLE, PA 19460
                                                                   5669.044      0.055183313
GLORIA J BARO
6 QUARRY RD
DOUGLASSVILLE, PA 19518-1909
                                                                9800588.708      0.599324044
GARTMORE GOVERNMENT BOND FUND
 CLASS D

NATIONWIDE LIFE INSURANCE CO
QPVA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS, OH 43218-2029
                                                                12337945.75                1
GARTMORE GROWTH FUND INSTITUTIONAL
 SERVICE CLASS

NATIONWIDE LIFE INSURANCE CO
QPVA- EISP
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS, OH 43218-2029
                                                                 176912.695      0.169740576
GARTMORE GROWTH FUND CLASS A

NATIONWIDE TRUST COMPANY FSB
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS, OH 43218-2029
                                                                   7473.617      0.562059801
GARTMORE GROWTH FUND CLASS C

ASHLAND UNIVERSITY
LOREN DEAN & HELEN L WHITE CHAR TRUST I
401 COLLEGE AVE
ASHLAND, OH 44805
                                                                   1089.325      0.081923625
MICHAEL T EMMONS
TAYLOR WILLIAM EMMONS TRUST
23 BRIDGTON RD
C/O MARY TALIENTO
WESTBROOK, ME 04092
                                                                   1071.619       0.08059203
JERRI JO TARANTINO
AGOSTINO TARANTINO
6116 PEPPERGRASS CT
WESTERVILLE, OH 43082
                                                                    737.016      0.055427923
THOMAS WALTER KESLER
H C 73 BOX 168 A
TALCOTT, WV 24981
                                                                    683.995      0.051440433
ROBERT R SLOAN
1675 SUMMERLEE RD
OAK HILL, WV 259019641
                                                                2879107.316       0.06812444
GARTMORE GROWTH FUND CLASS D

NATIONWIDE LIFE INSURANCE CO
QPVA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS, OH 43218-2029
                                                                 13990506.6       0.99387105
GARTMORE HIGH YIELD BOND FUND
INSTITUTIONAL SERVICE CLASS

NATIONWIDE LIFE INSURANCE CO
INVESTMENT ACCOUNTING
NATIONWIDE PLAZA 1 32ND FLOOR
ATTN PAM SMITH
COLUMBUS, OH 43218
                                                                  74235.657      0.216758102
GARTMORE HIGH YIELD BOND FUND
 CLASS A

WILLIAM R WEBER
665 HOPKINS RD
WILIAMSVILLE, NY 14221-2435
                                                                  50575.606      0.147673945
CHARLES SCHWAB & CO INC
SPECIAL CUSTODY
EXCLUSIVE BENEFIT OF CUSTOMERS
101 MONTGOMERY ST
ATTN  MUTUAL FUNDS
SAN FRANCISCO, CA 94104-4122
                                                                  42394.041       0.12378488
NATIONWIDE LIFE INSURANCE CO
QPVA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS, OH 43218-2029
                                                                   26551.28      0.077526155
NATIONWIDE TRUST COMPANY  FSB
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS,OH 43218-2029
                                                                   16103.06       0.24043692
GARTMORE HIGH YIELD BOND FUND
CLASS B

FIRST CLEARING CORPORATION
A C 8706-6018
713 E 11TH ST
SAND SPRINGS, OK 74063-8928
                                                                  10182.582      0.152037479
LINDA LISBOA
2553 WILLOWSPRING CT
CINCINNATI, OH 45231-1166
                                                                   6517.141      0.097308295
MICHAEL JAMES OKAL
9 CLOVERSIDE DR
LANCASTER, NY 14086-2907
MARGARET M OKAL. . . . . . . . . . . . . . . . . . . . . . . .     4345.857      0.064888566
9 CLOVERSIDE DR
LANCASTER NY  140862907
                                                                    3932.32       0.05871399
GLADYS P HANFORD
45 DYER STREET
DANIELSON, CT 06239
                                                                   8320.012      0.431522933
GARTMORE HIGH YIELD BOND FUND
CLASS C

A G EDWARDS   SONS INC FBO
PHYLLIS N KNUTSON
ONE NORTH JEFFERSON
A C 0234-208608
ST LOUIS, MO 63103-2287
                                                                   4720.596      0.244836838
A G EDWARDS   SONS INC FBO
IVORYTON CONGREGATIONAL
ONE NORTH JEFFERSON
A C 0234-216937
ST LOUIS, MO 63103-2287
                                                                   3338.075      0.173131471
IVORYTON CONGREGATIONAL
CHURCH
PO BOX 131
C O HARRY TAVERNIER
IVORYTON, CT 06442-0131
                                                                   1914.862      0.099315586
RAYMOND JAMES   ASSOC INC
FBO LIPSCOMB TRUST
880 CARILLON PKWY
ST PETERSBURG, FL 33716
                                                                   333333.3      0.917879518
GARTMORE INTERNATIONAL GROWTH
 FUND CLASS A

GARTMORE GLOBAL ASSET MANAGEMENT
SEED ACCOUNT
1200 RIVER RD
CONSHOHOCKEN, PA 19428-2436
                                                                   333333.3      0.960277496
GARTMORE INTERNATIONAL GROWTH
FUND CLASS B

GARTMORE GLOBAL ASSET MANAGEMENT
SEED ACCOUNT
1200 RIVER RD
CONSHOHOCKEN, PA 19428-2436
                                                                    536.401      0.278518641
GARTMORE INTERNATIONAL GROWTH
 FUND CLASS C

TOD J SAMUELS
13202 TURKEY ROOST DR
MANCHACA, TX 78652-3068
                                                                     444.94      0.231028809
GRACE A DIPPEL
12601 ENCINO DR
MANCHACA, TX 78652
                                                                    255.001      0.132405667
GRACE A DIPPEL
12601 ENCINO DR
MANCHACA, TX 78652
                                                                    248.027      0.128784516
DAVID E LEWIS
301 WEST POINTE DR
SPARTANBURG, SC 29301
                                                                    159.098      0.082609389
SHARON L SHIRES
7255 SCARLET OAK DR
ROANOKE, VA 24019
                                                                    151.976      0.078911391
SANDRA S REYES
JOSE A REYES
PO BOX 17081
AUSTIN, TX 78760
                                                                    127.226      0.066060303
MICHAEL L DICHAZI JR
JENNIFER L DICHAZI
138 TERA MANOR
WINTERSVILLE, OH 43953
GARTMORE INTERNATIONAL GROWTH FUND INSTITUTIONAL SERVICE CLASS     333333.4                1

GARTMORE GLOBAL ASSET MANAGEMENT
SEED ACCOUNT
1200 RIVER RD
CONSHOHOCKEN, PA 194282436
                                                                    506.532      0.482261698
GARTMORE INTERNATIONAL SMALL CAP
GROWTH FUND CLASS C

DENNIS PFEFFENBERGER
AARON PFEFFENBERGER
1113 NEIL AVE
SAINT MARYS, OH 45885
                                                                    195.442      0.186077465
DENNIS PFEFFENBERGER
NICHOLAS L PFEFFENBERGER
1113 NEIL AVE
SAINT MARYS, OH 45885
                                                                    175.835      0.167409928
DENNIS PFEFFENBERGER
AARON M PFEFFENBERGER
1113 NEIL AVE
SAINT MARYS, OH 45885
                                                                     71.923      0.068476835
JEAN B NEWTON
735 RED HORSE WAY
WAKE FOREST, NC 27587
                                                                   4939.197      0.087934756
GARTMORE INV DEST AGGRESSIVE
FUND CLASS A

JOHN M BLAIR
9128 SHENINGTON PL
CHARLOTTE, NC 28216
                                                                   3411.879      0.060743223
CATHY P HART
2950 PRINCE HOWARD DR
MARIETTA, GA 30062
                                                                   3215.547      0.057247836
TRACEY B TOWNSEND
506 NICOLL AVE
BALTIMORE, MD 21212
                                                                   3169.588      0.056429607
ANASTASIA I TONER
1516 OAKES AVE
WILLIAMSPORT, PA 17701-2933
                                                                   3031.211      0.233836854
GARTMORE INV DEST AGGRESSIVE FUND
 CLASS B

NFSC FEBO    A5G-115100
ROLAND BETTENDORF
800 TARA HEIGHTS
NORFOLK, NE 68701
                                                                   1917.351      0.147910299
FISERV SECURITIES INC
FAO 53422028
2005 MARKET STREET SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA, PA 19103
                                                                   1448.963      0.111777421
FISERV SECURITIES  INC
FAO 53243258
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA, PA 19103
                                                                    1428.21      0.110176472
FISERV SECURITIES  INC
FAO 53247906
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA, PA 19103
                                                                   1011.374      0.078020472
GARTMORE GLOBAL ASSET MANAGEMENT
SEED ACCOUNT
1200 RIVER RD
CONSHOHOCKEN, PA 19428-2436
                                                                    838.823      0.064709362
FISERV SECURITIES  INC
FAO 53422716
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA PA 19103
                                                                   9222.561      0.334788582
GARTMORE INV DEST AGGRESSIVE FUND
CLASS C

LPL FINANCIAL SERVICES
A C 1772-9942
9785 TOWNE CENTRE DRIVE
SAN DIEGO, CA 92121-1968
                                                                    5302.45      0.192484464
LPL FINANCIAL SERVICES
A C 3165-6956
9785 TOWNE CENTRE DRIVE
SAN DIEGO, CA 92121-1968
                                                                   4255.423      0.154476292
STATE OF FLORIDA EMPLOYEES
 DEFERRED COMP
PLAN FBO PARTICIPATING EMPLOYEES
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS, OH 43218-2029
                                                                   3017.932      0.109554079
RAYMOND JAMES   ASSOC INC
FBO MARTIN SEP
880 CARILLON PKWY
ST PETERSBURG, FL 33716
                                                                   1810.333      0.065716976
LPL FINANCIAL SERVICES
A C 5012-4238
9785 TOWNE CENTRE DRIVE
SAN DIEGO, CA 92121-1968
                                                                   1512.747      0.054914294
JON R FAIR
984 STAFFORD RD
SHORTSVILLE, NY 14548
GARTMORE INV DEST AGGRESSIVE FUND. . . . . . . . . . . . . . .  3430866.328      0.355187565
 SERVICE CLASS

NATIONWIDE TRUST COMPANY FSB
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS, OH 43218-2029
                                                                1657275.829      0.171572923
NATIONWIDE LIFE INSURANCE CO
NACO
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS, OH 43218-2029
                                                                1613807.094      0.167072732
NATIONWIDE LIFE INSURANCE CO
DCVA
PO BOX 182029
COLUMBUS, OH 43218-2029
                                                                1536197.631      0.159038051
NATIONWIDE INSURANCE COMPANY
QPVA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH 432182029
                                                                 490666.063      0.050797224
NATIONWIDE LIFE INSURANCE CO
GPVA
PO BOX 182029
COLUMBUS, OH 43218-2029
                                                                  16201.475      0.139066889
GARTMORE INV DEST CONSERVATIVE
FUND CLASS A

MAHALEN G HINKLE
4495 SHANKWEILER RD
OREFIELD, PA 18069-2560
                                                                  13310.754      0.114254112
DELMAS P WOOD JR REVOCABLE TRUST
DELMAS P WOOD TRUSTEE
17515 DR BIRD RD
SANDY SPRING, MD 20860-1212
                                                                   9712.128      0.083364967
BARBARA M ELLIS
178 NELMS RD
FAYETTEVILLE, GA 30215-5121
                                                                   9453.309      0.081143369
BARBARA ANN MARMON ELLIS
HARRY T ELLIS
178 NELMS RD
FAYETTEVILLE, GA 30215-5121
                                                                   6478.687      0.055610421
OPAL FRANCES SMITH
OPAL FRANCES SMITH LIV TRUST
2900 KIRBY RD SUITE 8
MEMPHIS, TN 38119
                                                                   5997.311      0.429118391
GARTMORE INV DEST CONSERVATIVE
FUND CLASS B

ODUS A MOORE
5715 GREEN COVE RD
CAMBRIDGE, MD 21613
                                                                   5273.582      0.377334279
ANNA BUTCHER
402 37TH ST
BEAVER FALLS, PA 15010
                                                                   1078.254      0.077151013
GARTMORE GLOBAL ASSET MANAGEMENT
SEED ACCOUNT
1200 RIVER RD
CONSHOHOCKEN, PA 19428-2436
                                                                    782.955      0.056021839
CHRISTOPHER G BEEHNER
PO BOX 530496
DEBARY, FL 32753-0496
                                                                  24259.862      0.495910889
GARTMORE INV DEST CONSERVATIVE
 FUND CLASS C

NFSC FEBO    HDM-981850
NFS FMTC ROLLOVER IRA
39 PARCHMENT DRIVE
NEW HOPE, PA 18938
                                                                   9809.974      0.200531764
NFSC FEBO    HDM-981443
LOIS H EBERHARD
39 PARCHMENT DRIVE
NEW HOPE, PA 18938
                                                                   6695.671      0.136870365
LPL FINANCIAL SERVICES
A C 1244-5420
9785 TOWNE CENTRE DRIVE
SAN DIEGO, CA 92121,1968
                                                                   4168.451      0.085209893
BURTON C THERIAULT
JOSEPHINE T THERIAULT
424 PROSPECT ST
PLANTSVILLE, CT 06479
                                                                   2712.866      0.055455377
CURTIS M HAMME
150 SCARLET OAK DR
MAYLENE, AL 35114
GARTMORE INV DEST CONSERVATIVE . . . . . . . . . . . . . . . .  1644948.907      0.476378969
FUND SERVICE CLASS

NATIONWIDE TRUST COMPANY FSB
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS, OH 43218-2029
                                                                 686426.925      0.198789974
NATIONWIDE INSURANCE COMPANY
QPVA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS, OH 43218-2029
                                                                  296235.19      0.085790029
NATIONWIDE LIFE INSURANCE CO
NACO
PO BOX 182029
COLUMBUS, OH 43218-2029
                                                                 260718.628      0.075504395
NATIONWIDE LIFE INSURANCE CO
DCVA
PO BOX 182029
COLUMBUS, OH 43218-2029
                                                                  29329.609      0.124874162
GARTMORE INV DEST MOD AGGRESSIVE
FUND CLASS A

FISERV SECURITIES INC
FAO 53944462
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA, PA 19103
                                                                   23599.34      0.100476887
JAMES R OPDYCKE
3400 FRIENDSHIP RD
APEX, NC 27502-8967
                                                                  13437.653      0.057212343
APRIL L MOORE
PO BOX 1225
KANNAPOLIS, NC 28082
                                                                  11556.007      0.317905044
GARTMORE INV DEST MOD AGGRESSIVE
 FUND CLASS B

FISERV SECURITIES INC
FAO 53943274
2005 MARKET STREET SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA, PA 19103
                                                                   3459.757      0.095177703
A G EDWARDS   SONS
CUSTODIAN FOR
3808 PARK AVE
IRA ACCOUNT
DES MOINES, IA 50321-1346
                                                                   3118.096       0.08577863
A G EDWARDS   SONS CUSTODIAN FOR
STEVEN N LEMMERMAN ROLLOVER IRA
200 LEE ST EAST
CHARLESTON MARRIOT
CHARLESTON ,WV 25301-1508
                                                                   6622.798      0.241346087
GARTMORE INV DEST MOD AGGRESSIVE
 FUND CLASS C

THOMAS R BARRETT
70 EAGLE DR
BEDFORD, NH 03110
                                                                   5771.502      0.210323405
A G EDWARDS   SONS INC FBO
ARTHUR G NAHAS
ONE NORTH JEFFERSON
ST LOUIS, MO 63103-2287
                                                                   3457.815      0.126008693
LPL FINANCIAL SERVICES
A C 2125-1247
9785 TOWNE CENTRE DRIVE
SAN DIEGO, CA 92121-1968
                                                                   2915.305      0.106238701
A G EDWARDS   SONS INC C F
CHARLES F DIPPO
ONE NORTH JEFFERSON
A C 0101-417700
ST LOUIS, MO 63103-2287
                                                                   1863.942      0.067925235
AG EDWARDS & SONS INC FBO
LEONARD I BUSAM
ONE NORTH JEFFERSON
SAINT LOUIS, MO 63103-2287
GARTMORE INV DEST MOD AGGRESSIVE . . . . . . . . . . . . . . .  5157438.348      0.348558805
FUND SERVICE CLASS

NATIONWIDE TRUST COMPANY FSB
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS, OH 43218-2029
                                                                2829559.603      0.191232129
NATIONWIDE LIFE INSURANCE CO
NACO
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS, OH 43218-2029
                                                                2480659.052      0.167652136
NATIONWIDE INSURANCE COMPANY
QPVA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS, OH 43218-2029
                                                                2184726.023      0.147651885
NATIONWIDE LIFE INSURANCE CO
DCVA
PO BOX 182029
COLUMBUS, OH 43218-2029
                                                                   7418.506      0.061596814
GARTMORE INV DEST MOD CONSERVATIVE
CLASS A

RONNIE L JONES
2900 KIRBY RD SUITE 8
MEMPHIS, TN 38119
                                                                   4574.458      0.170873006
GARTMORE INV DEST MOD CONSERVATIVE
CLASS B

CAROLE C SHEWBRIDGE
2433 HOUCKS MILL RD
MONKTON, MD 21111
                                                                   3416.856       0.12763227
FIRST CLEARING CORPORATION
A C 8696-9772
2498 N 391
FCC AS CUSTODIAN
DUSTIN OK 748399117
                                                                   2999.508      0.112042771
AG EDWARDS & SONS
C/F JAMES H MCCARTHY
177 SANDWICH ST
PLYMOUTH, MA 02360-2423
                                                                   2854.179      0.106614193
FONTAINE R BOISSONEAULT
1232 SUNSET DR
CHARLESTON, SC 29407
                                                                   2275.313      0.084991396
FIRST CLEARING CORPORATION
A C 4986-9372
1213 E FREEPORT ST
BROKEN ARROW, OK 74012-2908
                                                                   1595.441      0.059595651
CHARLOTTE MANN
220 PLAIN ST
STOUGHTON, MA 02072
                                                                   5725.685      0.123641721
GARTMORE INV DEST MOD CONSERVATIVE
 CLASS C

A G EDWARDS   SONS
CUSTODIAN FOR
11890 ROYAL TEE CIRCLE
ROLLOVER IRA ACCOUNT
CAPE CORA,L FL 33991-7513
                                                                     5481.6      0.118370895
A G EDWARDS   SONS
CUSTODIAN FOR
771 CYPRESS LAKE CIRCLE
IRA ACCOUNT
FT MYERS, FL 33919-6011
                                                                2095788.543      0.436291679
GARTMORE INV DEST MOD CONSERVATIVE
 SERVICE CLASS

NATIONWIDE TRUST COMPANY FSB
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS, OH 43218-2029
                                                                 931545.455      0.193924875
NATIONWIDE INSURANCE COMPANY
QPVA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS, OH 43218-2029
                                                                 647786.399      0.134853211
NATIONWIDE LIFE INSURANCE CO
NACO
PO BOX 182029
COLUMBUS, OH 43218-2029
                                                                  462922.33      0.096369055
NATIONWIDE LIFE INSURANCE CO
DCVA
PO BOX 182029
COLUMBUS, OH 43218-2029
                                                                  248451.21      0.051721437
BANK ONE TRUST
PO BOX 160
A/C 6800106824
WESTERVILLE, OH 43086-0160
                                                                  13095.279      0.068489007
GARTMORE INV DEST MODERATE FUND
 CLASS A

PERRY BRYAN LOVELL
2101 SE 25TH ST
OCALA, FL 34471
                                                                  12438.299      0.065052967
PERRY B LOVELL
2101 SE 25TH ST
OCALA, FL 34471
                                                                  11355.728      0.059391063
SANDRA O'BRIEN
3560 LOCHWOLDE LN
SNELLVILLE, GA 30039
GARTMORE INV DEST MODERATE FUND. . . . . . . . . . . . . . . .     6121.876      0.134580527
 CLASS B

HAROLD W HOPKINS
48723 CARMEL ACHOR RD
ROGERS, OH 44455
                                                                   3795.173      0.083431351
LPL FINANCIAL SERVICES
A C 6952-4751
9785 TOWNE CENTRE DRIVE
SAN DIEGO, CA 92121-1968
                                                                   3693.023      0.081185732
A G EDWARDS   SONS INC C F
KEVIN WELDON
108 GRANT STREET
WEYMOUTH, MA 02189
                                                                   2567.297      0.056438285
SHELBY J BECK
RR2 BOX 357
MOUNT PLEASANT MILLS, PA 17853
                                                                   2477.586       0.05446612
RAYMOND JAMES   ASSOC INC
FBO DOTZERT IRA
880 CARILLON PKWY
ST PETERSBURG, FL 33716
                                                                   2389.848      0.052537327
HAROLD A WESTBERG
PO BOX 440
ARMSTRONG, IA 50514-0440
                                                                   2373.823      0.052185041
DAVID A PREUSSE
SUSAN M PREUSSE
1805 SANTA BARBARA DR
WAUKESHA WI 53189
                                                                   2369.548      0.052091061
LATHERN N HONEYCUTT
DAVID L WHEATLEY
PO BOX 43
GRASONVILLE, MD 21638-0043
                                                                   2369.548      0.052091061
LATHERN N HONEYCUTT
HILARY D WHEATLEY
PO BOX 43
GRASONVILLE, MD 21638-0043
GARTMORE INV DEST MODERATE FUND. . . . . . . . . . . . . . . .    25368.419      0.358298331
CLASS C

ROBERT W BAIRD CO INC
A C 5781-7592
777 EAST WISCONSIN AVENUE
MILWAUKEE, WI 53202-5391
                                                                  10263.669      0.144961949
JOHN S UZZO
12563 SUMMIT MANOR DR , APT 254
FAIRFAX, VA 22033-5758
                                                                   7146.236      0.100931967
LPL FINANCIAL SERVICES
A C 1268-3988
9785 TOWNE CENTRE DRIVE
SAN DIEGO, CA 92121-1968
                                                                   5306.636      0.074949835
LPL FINANCIAL SERVICES
A C 7258-1631
9785 TOWNE CENTRE DRIVE
SAN DIEGO, CA 92121-1968
                                                                   3729.193      0.052670355
DANIEL PIGNATO
ALYSON PIGNATO
263 TOTEM TRL
ROCHESTER, NY 14617
                                                                5160617.967      0.291997288
GARTMORE INV DEST MODERATE FUND
SERVICE CLASS

NATIONWIDE TRUST COMPANY FSB
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS, OH 43218-2029
                                                                3322865.353      0.188013854
BANK ONE TRUST
PO BOX 160
A/C 6800103523
WESTERVILLE, OH 43086-0160
                                                                2568373.339      0.145323303
NATIONWIDE INSURANCE COMPANY
QPVA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS, OH 43218-2029
                                                                2265609.175      0.128192348
NATIONWIDE LIFE INSURANCE CO
NACO
PO BOX 182029
COLUMBUS, OH 43218-2029
                                                                1604572.112      0.090789651
BANK ONE TRUST
PO BOX 160
A/C 6800106823
WESTERVILLE, OH 43086-0160
                                                                 1522811.09      0.086163462
NATIONWIDE LIFE INSURANCE CO
DCVA
PO BOX 182029
COLUMBUS, OH 43218-2029
                                                                 725063.964      0.250344758
GARTMORE LARGE CAP VALUE FUND
CLASS A

NATIONWIDE PENSIONS MANAGED
PERSONAL PORTFOLIO SERIES 5
1200 RIVER RD
CONSHOHOCKEN, PA 19428
                                                                 643824.953       0.22229515
NATIONWIDE LIFE INSURANCE CO
QPVA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS, OH 43218-2029
                                                                 514418.955      0.177614797
NATIONWIDE PENSIONS MANAGED
PERSONAL PORTFOLIO SERIES4
1200 RIVER RD
CONSHOHOCKEN, PA 19428
                                                                 415532.629      0.143472053
NATIONWIDE PENSIONS MANAGED
PERSONAL PORTFOLIO SERIES 6
1200 RIVER RD
CONSHOHOCKEN, PA 19428
                                                                 166881.059      0.057619466
NATIONWIDE PENSIONS MANAGED
PERSONAL PORTFOLIO SERIES 3
1200 RIVER RD
CONSHOHOCKEN, PA 19428
                                                                   4628.401       0.07200605
GARTMORE LARGE CAP VALUE FUND
CLASS B

LELANIE L ALLEN
6641 CROSS BOW LN
NEW PORT RICHEY, FL 34653
                                                                    1368.48       0.14529679
GARTMORE LARGE CAP VALUE FUND
CLASS C

LENIOL W WESTON
2462 E HWY 24
BEULAVILLE, NC 28518
                                                                    917.806      0.097446997
ASHLAND UNIVERSITY
LOREN DEAN &
HELEN L WHITE CHAR TRUST I
401 COLLEGE AVE
ASHLAND, OH 44805
                                                                     609.21      0.064682171
JUDITH M RIFFENBURG
PO BOX 184
WYOMING, RI 02898-0184
                                                                    585.316      0.062145253
JERRI JO TARANTINO
AGOSTINO TARANTINO
6116 PEPPERGRASS CT
WESTERVILLE, OH 43082
                                                                    522.632      0.055489852
THOMAS D BYRUM
ANNETTE G BYRUM
5253 38TH WAY SOUTH
SAINT PETERSBURG, FL 33711
                                                                    520.989      0.055315408
IRA M FOWLER
632 OLD AUGUSTA RD
GREENVILLE, SC 29605
                                                                    516.494      0.054838157
CHARLES G BENNISON
JEANNE F BENNISON
207 LANSDOWNE RD
DE WITT, NY 13214-2126
                                                                    509.416      0.054086658
GRACE A DIPPEL
12601 ENCINO DR
MANCHACA, TX 78652
                                                                  21469.996      0.589432913
GARTMORE MICRO CAP EQUITY FUND
CLASS A

CARL P WILK
43940 BASSWOOD DR
STERLING HEIGHTS, MI 48314-4412
                                                                   5197.955      0.142703602
CARL P WILK
43940 BASSWOOD DR
STERLING HEIGHTS, MI 48314-4412
                                                                       5000      0.137268985
NATIONWIDE INSURANCE COMPANY
PO BOX 182029
C/O PAM SMITH 01-32-05
COLUMBUS OH 432182029
GARTMORE MICRO CAP EQUITY FUND . . . . . . . . . . . . . . . .         5000                1
CLASS B

NATIONWIDE INSURANCE COMPANY
PO BOX 182029
C/O PAM SMITH 01-32-05
COLUMBUS, OH 43218- 2029
                                                                       5000                1
NATIONWIDE INSURANCE COMPANY
PO BOX 182029
C/O PAM SMITH 01-32-05
COLUMBUS, OH 43218-2029
                                                                     180000                1
GARTMORE MICRO CAP EQUITY FUND
 INSTITUTIONAL CLASS

NATIONWIDE INSURANCE COMPANY
PO BOX 182029
C/O PAM SMITH 01-32-05
COLUMBUS, OH 43218-2029
                                                                       5000                1
GARTMORE MICRO CAP EQUITY FUND
 INSTITUTIONAL SERVICE CLASS

NATIONWIDE INSURANCE COMPANY
PO BOX 182029
C/O PAM SMITH 01-32-05
COLUMBUS, OH 43218-2029
                                                                   1530.181      0.245088126
GARTMORE MILLENNIUM GROWTH
 CLASS C

ASHLAND UNIVERSITY
LOREN DEAN & HELEN L WHITE CHAR TRUST I
401 COLLEGE AVE
ASHLAND, OH 44805
                                                                    706.714      0.113193936
RANDY D GROSS
2559 BAUMGARDNER RD
KEYMAR, MD 21757
                                                                    605.327      0.096954844
MICHAEL T EMMONS
TAYLOR WILLIAM EMMONS TRUST
23 BRIDGTON RD
C/O MARY TALIENTO
WESTBROOK, ME 04092
                                                                    456.363      0.073095374
GRACE A DIPPEL
12601 ENCINO DR
MANCHACA, TX 48652
                                                                    359.971      0.057656328
TOD J SAMUELS
13202 TURKEY ROOST DR
MANCHACA, TX 78652-3068
                                                                    350.431      0.056128312
EILEEN N HOELZER
3614 MATTHES AVE
SANDUSKY, OH 44870
                                                                    16019.3      0.638961184
GARTMORE MONEY MARKET FUND
 PRIME SHARES C

FONTAINE R BOISSONEAULT
1232 SUNSET DR
CHARLESTON, SC 29407
                                                                     4024.7      0.160533049
SANDRA A NICHOLLS
ANTONY J NICHOLLS
8308 TIFTON RD
CHARLOTTE, NC 28226-4483
                                                                    2018.42      0.080508639
MARGARET CHIN
WING Y CHIN
MARGARET CHIN REVOCABLE TRUST
8204 GONDOLA DR
ORLANDO, FL 32809
                                                                    2008.41       0.08010937
KATHLEEN J CROWE
707 CAMBRIA AVE
AVONMORE, PA 15618
GARTMORE MONEY MARKET FUND . . . . . . . . . . . . . . . . . .  806868476.6      0.663635456
 INSTITUTIONAL CLASS

NATIONWIDE LIFE INSURANCE CO
QPVA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS, OH 43218-2029
                                                                404380303.8      0.332595851
NATIONWIDE TRUST COMPANY FSB
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS, OH 43218-2029
                                                                71048125.47       0.14430585
GARTMORE MONEY MARKET FUND
PRIME SHARES

NATIONWIDE LIFE INSURANCE CO
DCVA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS, OH 43218-2029
                                                                67373552.44      0.136842425
NATIONWIDE LIFE INSURANCE
NACO
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS, OH 43218-2029
                                                                26681776.41      0.054193357
NATIONWIDE TRUST COMPANY
PARTICIPATING RETIREMENT PLANS
PO BOX 182029
COLUMBUS, OH 43218-2029
                                                                3981168.691      0.387720049
GARTMORE MORLEY CAPITAL
ACCUMULATION FUND SERVICE CLASS

NATIONWIDE TRUST COMPANY FSB
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS, OH 43218-2029
                                                                1375327.327      0.133941066
CIRCLE TRUST CO CUST FOR
FTJC QUALIFIED OMNIBUS ACCOUNT
ONE STATION PLACE
STAMFORD, CT 06902
                                                                 1267747.55      0.123464033
NATIONWIDE INSURANCE COMPANY
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS- OH 43218-2029
                                                                 988822.079      0.396872904
GARTMORE MORLEY CAPITAL
ACCUMULATION INSTITUTIONAL CLASS

CAPINCO
PO BOX 1787
C/O US BANK
MILWAUKEE, WI 53201-1787
                                                                 369480.148      0.148294281
NATIONWIDE LIFE CO
1 NATIONWIDE PLZ
ATTN PAM SMITH
COLUMBUS, OH 43215-2239
                                                                  307286.15      0.123332144
SECURITY TRUST COMPANY AS TTEE
GORDMAN'S SAVINGS PLUS PLAN
2390 EAST CAMELBACK RD STE 240
PHOENIX, AZ 85016
                                                                 238627.597      0.095775397
MORLEY CAPITAL MANAGEMENT
5665 SW MEADOWS RD STE 400
LAKE OSWEGO, OR 97035-3193
                                                                 136349.143      0.054724992
AMERICAN ASSOC OF ADVERTISING AGENCIES
NONQUAL RETRMNT FUND
FOR MEMBER AGENCIES
201 MCCULLOUGH DR STE 100
C/O AAAA BENEFITS
CHARLOTTE, NC 28262
                                                                 476705.478      0.052741024
GARTMORE MORLEY CAPITAL
ACCUMULATION IRA CLASS

CHARLES SCHWAB & CO INC
SPECIAL CUSTODY
EXCLUSIVE BENEFIT OF CUSTOMERS
101 MONTGOMERY ST
ATTN  MUTUAL FUNDS
SAN FRANCISCO, CA  94104-4122
                                                                1942060.844      0.253504555
GARTMORE MORLEY ENHANCED
 INCOME FUND INSTITUTIONAL CLASS

GARTMORE VARIABLE INSURANCE TRUST
INVESTOR DESTINATIONS CONSERVATIVE FUND
3435 STELZER RD
COLUMBUS, OH 43219
                                                                1361324.912      0.177698895
GARTMORE VARIABLE INSURANCE TRUST
INVESTOR DESTINATIONS MODERATE FUND
3435 STELZER RD
COLUMBUS, OH 43219-6004
                                                                1328283.478      0.173385872
GARTMORE VARIABLE INSURANCE TRUST
INVESTOR DESTINATIONS
 MODERATELY CONSERVATIVE FUND
3435 STELZER RD
C/O BISYS FUND SERV
COLUMBUS, OH 43219-6004
                                                                1140063.847      0.148816851
INVESTOR DESTINATIONS MODERATE FUND
3435 STELZER RD
COLUMBUS OH 43219-6004
                                                                 825761.902      0.107789828
INVESTOR DESTINATION CONSERVATIVE FUND
3435 STELZER RD
COLUMBUS, OH 43219
                                                                 580094.792       0.07572197
INVESTOR DESTINATIONS
MODERATELY CONSERVATIVE
FUND
3435 STELZER RD
C/O BISYS FUND SERV
COLUMBUS, OH 43219-6004
GARTMORE MORLEY ENHANCED . . . . . . . . . . . . . . . . . . .   666899.955      0.651337557
 INCOME FUND INSTITUTIONAL
SERVICE CLASS

NATIONWIDE PENSIONS MANAGED
PERSONAL PORTFOLIO SERIES 1
C/O VILLANOVA CAPITAL ATTN
 ERIC AXELSON
1200 RIVER RD
CONSHOHOCKEN, PA 19428
                                                                 192828.933      0.188329187
NATIONWIDE PENSIONS MANAGED
PERSONAL PORTFOLIO SERIES
C/O VILLANOVA CAPITAL ATTN
ERIC AXELSON
1200 RIVER RD
CONSHOHOCKEN, PA 19428
                                                                  162997.21        0.1591936
NATIONWIDE PENSIONS MANAGED
PERSONAL PORTFOLIO SERIES 3
C/O VILLANOVA CAPITAL
 ATTN ERIC AXELSON
1200 RIVER RD
CONSHOHOCKEN, PA 19428
                                                                   77413.39      0.484319584
GARTMORE MORLEY ENHANCED
INCOME FUND CLASS A

NATIONWIDE TRUST COMPANY FSB
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS, OH 43218-2029
                                                                  10746.884      0.067235479
ELEANOR G O'NEIL
CHARLES J O'NEIL
3 VALLEY VIEW DR
EAST GRANBY, CT 06026-9585
                                                                  67817.011      0.729734508
GARTMORE NATIONWIDE LEADERS
FUND INSTITUTIONAL SERVICE CLASS

NATIONWIDE INSURANCE COMPANY
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS, OH 43218-2029
                                                                  25116.803      0.270265492
NATIONWIDE LIFE INSURANCE
PO BOX 182029
C/O PAM SMITH 01-32-05
COLUMBUS, OH 43218-2029
                                                                  25107.077      0.261592153
GARTMORE NATIONWIDE LEADERS
FUND CLASS A

NATIONWIDE INSURANCE COMPANY
PO BOX 182029
C/O PAM SMITH 01-32-05
COLUMBUS, OH 43218-2029
                                                                   9943.396      0.103600844
HOWAN M HSU
9414 AVEMORE CT
DUBLIN, OH 43017
                                                                   9256.067      0.096439522
SHIRLEY A LAMBERT
47670 WATSON RD
SAINT CLAIRSVILLE, OH 43950
                                                                   8990.895      0.093676678
PAUL J HONDROS
805 PARKES RUN LN
VILLANOVA, PA 19085
                                                                  25037.858      0.740782541
GARTMORE NATIONWIDE LEADERS
FUND CLASS B

NATIONWIDE INSURANCE COMPANY
PO BOX 182029
C/O PAM SMITH 01-32-05
COLUMBUS, OH 43218-2029
                                                                   2282.713      0.067537484
ELANORE M THOMPSON
3692 S SHERMAN AVE
FREMONT, MI 49412
                                                                   2221.273       0.06571969
ELANORE M THOMPSON
BENEFICIARY FOR CHARLOTTE A DENMAN
3692 S SHERMAN AVE
FREMONT, MI 49412
                                                                  25037.975      0.966097462
GARTMORE NATIONWIDE LEADERS
 FUND CLASS C

NATIONWIDE INSURANCE COMPANY
PO BOX 182029
C/O PAM SMITH 01-32-05
COLUMBUS, OH 43218-2029
                                                                  73380.851      0.115418547
GARTMORE TAX-FREE INCOME
FUND CLASS A

ADKINS HOLDINGS
790 ANDREWS AVE S APT C106
DELRAY BEACH, FL 33483-7250
                                                                  36866.359      0.057985994
MARY M DAIS
WILLIAM F DAIS
910 BUCKEYE ST
GENOA, OH 43430-1523
                                                                   43263.94      0.069892482
GARTMORE TAX-FREE INCOME
FUND CLASS B

JOHN B REESE
GRACEANN REESE
15554 COUNTY RD N M-1
NAPOLEON, OH 43545-6701
                                                                  38522.313      0.062232429
ELSIE S ADKINS
4315 DICKINSON AVE EXT
GREENVILLE, NC 27834-0878
                                                                  38446.874      0.062110558
GARY R PLOSKINA
PAUL ROBERT PLOSKINA
10840 HUNTER WOOD LN
NORTH HUNTINGDON, PA 15642
                                                                   9640.512      0.186033917
GARTMORE TAX-FREE INCOME
FUND CLASS C

WILLIAM D LEATHERS
3740 WINDLAKE DR
SNELLVILLE, GA 30039-5245
                                                                   9640.512      0.186033917
MODEAN H LEATHERS
3740 WINDLAKE DR
SNELLVILLE, GA 30039-5245
                                                                   9434.522      0.182058908
HAROLD W HOWARD
MEYEARLINE HOWARD
RT 1 BOX 890
SAINT GEORGE, GA 31562
                                                                   4844.961      0.093493694
CONSTANCE P COURTLAND
JOHN W COURTLAND
8592 ROSWELL RD   APT 106
ATLANTA, GA 30350
                                                                   4041.871      0.077996386
LINDA TOUCHTON-SAWYER
11207 FITNESS CT
NEW PORT RICHEY, FL 34654
                                                                   2954.628       0.05701575
POLLY A HOPKINS
306 ANITA DR
WESTMINSTER, MD 21157
                                                                   2858.589      0.055162476
YOLANDA S RHODES
569 SW 11TH ST
BELLE GLADE, FL 33430
                                                                3207247.727                1
GARTMORE TOTAL RETURN FUND
INSTITUTIONAL SERVICE CLASS

NATIONWIDE LIFE INSURANCE CO
QPVA- EISP
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS, OH 43218-2029
GARTMORE TOTAL RETURN. . . . . . . . . . . . . . . . . . . . .     2658.982      0.184572764
FUND CLASS C

ASHLAND UNIVERSITY
LOREN DEAN & HELEN L WHITE CHAR TRUST I
401 COLLEGE AVE
ASHLAND, OH 44805
                                                                   1340.787      0.093070492
GREGORY G BOLING
4309 AYLESBURY DR
KNOXVILLE, TN 37918-7041
                                                                   1095.354      0.076033804
NFSC FEBO    BTL-963631
NFS FMTC IRA
6817 HAVENS ROAD
BLACKLICK, OH 43004
                                                                8234513.979      0.111554779
GARTMORE TOTAL RETURN FUND
CLASS D

NATIONWIDE LIFE INSURANCE CO
QPVA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS, OH 43218-2029
                                                                7343175.301      0.099479617
NATIONWIDE LIFE INSURANCE
NACO
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS, OH 43218-2029
                                                                5544313.548       0.07511004
NATIONWIDE LIFE INSURANCE CO
DCVA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS, OH 43218-2029
                                                                   1466.213      0.509662542
GARTMORE U.S. GROWTH LEADERS
FUND CLASS C

ASHLAND UNIVERSITY
LOREN DEAN &
 HELEN L WHITE CHAR TRUST I
401 COLLEGE AVE
ASHLAND, OH 44805
                                                                      432.9      0.150478078
AMERITRADE INC FBO 7692987811
PO BOX 2226
OMAHA, NE 68103-2226
                                                                     278.94      0.096960857
GLENDA J SIGLER
2950 CONSOUL RD
SCHENECTADY, NY 12304-1940
                                                                    249.682      0.086790639
MELISSA M BECKER
26 VERNON AVE
ASHLAND, OH 44805
                                                                     157.48      0.054740789
EDYTA RYJEWSKI
EMILIA M RYJEWSKI
908 N WATERFORD LN
WILMINGTON, DE 19808
                                                                     157.48      0.054740789
EDYTA RYJEWSKI
MATTHEW G RYJEWSKI
908 N WATERFORD LN
WILMINGTON, DE 19808
                                                                 173309.188      0.199322746
GARTMORE VALUE OPPORTUNITIES
FUND CLASS A

NATIONWIDE INSURANCE COMPANY
QPVA
PO BOX 182029
COLUMBUS, OH 43218-2029
                                                                 120729.397      0.138850774
COLUMBUS CIRCLE TRUST CO CUST FOR
EMP RET SAVINGS PLAN
ONE STATION PLACE, METRO CENTER
STAMFORD, CT 06902
                                                                   3622.713      0.320756919
GARTMORE VALUE OPPORTUNITIES
FUND CLASS C

ASHLAND UNIVERSITY
LOREN DEAN & HELEN L WHITE CHAR TRUST I
401 COLLEGE AVE
ASHLAND, OH 44805
                                                                   1085.054      0.096071253
LENIOL W WESTON
2462 E HWY 24
BEULAVILLE, NC 28518
                                                                    723.444      0.064054113
GREGORY G BOLING
4309 AYLESBURY DR
KNOXVILLE, TN 37918-7041
                                                                 856479.615      0.841930022
GARTMORE VALUE OPPORTUNITIES FUND
INSTITUTIONAL SERVICE

NATIONWIDE LIFE INSURANCE CO
QPVA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS, OH 43218-2029
                                                                 100438.949      0.098732725
MORGAN STANLEY DEAN WITTER INC
220 PARK STREET SUITE 220
BIRMINGHAM, MI 48009
                                                                  60362.674      0.059337253
CHARLES SCHWAB & CO INC
SPECIAL CUSTODY ACCT FBO CUSTOMERS
101 MONTGOMERY STREET
SAN FRANCISCO, CA 94104
GARTMORE WORLDWIDE LEADERS . . . . . . . . . . . . . . . . . .     166666.6       0.87668955
FUND CLASS A

GARTMORE GLOBAL ASSET MANAGEMENT
SEED ACCOUNT
1200 RIVER RD
CONSHOHOCKEN, PA 19428-2436
                                                                  10523.258      0.055353804
GATOR DOOR EAST INC
2150 DOBBS RD
ST AUGUSTINE, FL 32086-5249
                                                                   166666.7      0.962877164
GARTMORE WORLDWIDE LEADERS
FUND CLASS B

GARTMORE GLOBAL ASSET MANAGEMENT
SEED ACCOUNT
1200 RIVER RD
CONSHOHOCKEN, PA 19428-2436
                                                                   1353.122      0.396623058
GARTMORE WORLDWIDE LEADERS
FUND CLASS C

ASHLAND UNIVERSITY
LOREN DEAN & HELEN L WHITE CHAR TRUST I
401 COLLEGE AVE
ASHLAND, OH 44805
                                                                    805.301      0.236047411
IRA M FOWLER
632 OLD AUGUSTA RD
GREENVILLE, SC 29605
                                                                    391.236      0.114677922
DONNIE M ROSE
3210 SHORE DR
VIRGINIA BEACH, VA 23451
                                                                    309.173      0.090623861
JON E HACKELTON
3605 ROCHDALE LN
KNOXVILLE, TN 37931
                                                                    214.286      0.062810869
CINDY FASTOW
3216 STOCKTON PL
HOLLAND, PA 18966
                                                                   166666.7      0.806792832
GARTMORE WORLDWIDE LEADERS
FUND INSTITUTIONAL SERVICE

GARTMORE GLOBAL ASSET MANAGEMENT
SEED ACCOUNT
1200 RIVER RD
CONSHOHOCKEN, PA 19428-2436
                                                                  39912.602      0.193207168
NATIONWIDE INSURANCE COMPANY
QPVA
PO BOX 182029
COLUMBUS, OH 43218-2029
                                                                2013584.121      0.511893587
NATIONWIDE BOND INDEX FUND
CLASS A

NATIONWIDE INSURANCE COMPANY
QPVA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS, OH 43218-2029
                                                                 728796.334      0.185274688
NATIONWIDE LIFE INSURANCE CO
DCVA
PO BOX 182029
COLUMBUS, OH 43218-2029
                                                                 704797.474      0.179173695
NATIONWIDE LIFE INSURANCE CO
NACO
PO BOX 182029
COLUMBUS, OH 43218-2029
                                                                 252273.334      0.064132956
NATIONWIDE TRUST COMPANY FSB
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS, OH 43218-2029
                                                                    976.202      0.355392086
NATIONWIDE BOND INDEX FUND
CLASS B

CHARLES GROCHOWSKI
152 RELLA DR
ARCHBALD, PA 18403
                                                                    294.884      0.107354257
EDILIA J MORA
227 SILVER LANE
EAST HARTFORD, CT 06118
                                                                    266.388       0.09698012
FISERV SECURITIES INC
FAO 53418272
2005 MARKET STREET SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA, PA 19103
                                                                    196.412      0.071504945
THOMAS V CARBONE
509 JOPPA FARM RD
JOPPA, MD 21085
                                                                    163.255      0.059433944
HELEN J SEGOUIN TAYLOR
23005 LONE OAK DR
ESTERO, FL 33928-4336
                                                                    148.914      0.054213019
GERALD F TOSTI
17 PEACH BLOSSOM RD
HILTON, NY 14468
                                                                  3889895.4      0.186779177
NATIONWIDE BOND INDEX FUND
INSTITUTIONAL CLASS

GARTMORE VARIABLE INSURANCE TRUST
INVESTOR DESTINATIONS MODERATE FUND
3435 STELZER RD
COLUMBUS, OH 43219-6004
                                                                3257784.579      0.156427425
GARTMORE VARIABLE INSURANCE TRUST
INVESTOR DESTINATIONS MODERATE FUND
3435 STELZER RD
COLUMBUS, OH 43219-6004
                                                                3188216.223      0.153086996
GARTMORE VARIABLE INSURANCE TRUST
INVESTOR DESTINATIONS
MODERATELY CONSERVATIVE
FUND
3435 STELZER RD
C/O BISYS FUND SERV
COLUMBUS, OH 43219-6004
                                                                2913423.504       0.13989241
GARTMORE VARIABLE INSURANCE TRUST
INVESTOR DESTINATIONS CONSERVATIVE FUND
3435 STELZER RD
COLUMBUS, OH 43219
                                                                2229447.981      0.107050297
NATIONWIDE LIFE INSURANCE CO
QPVA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS, OH 43218-2029
                                                                1459258.821      0.070068506
INVESTOR DESTINATIONS MODERATELY
AGGRESSIVE
3435 STELZER RD
C/O BISYS FUND SERV
COLUMBUS, OH 43219-6004
                                                                1392450.775      0.066860618
INVESTOR DESTINATIONS
MODERATELY CONSERVATIVE FUND
3435 STELZER RD
C/O BISYS FUND SERV
COLUMBUS, OH 43219-6004
                                                                1101152.185      0.052873478
INVESTOR DESTINATION
CONSERVATIVE FUND
3435 STELZER RD
COLUMBUS, OH 43219
                                                                 707632.125      0.281978702
NATIONWIDE INTERNATIONAL INDEX
FUND CLASS A

NATIONWIDE PENSIONS MANAGED
1200 RIVER RD
PERSONAL PORTFOLIO SERIES 6
CONSHOHOCKEN, PA 19428
                                                                 617374.574      0.246012687
NATIONWIDE PENSIONS MANAGED
1200 RIVER RD
PERSONAL PORTFOLIO SERIES 5
CONSHOHOCKEN, PA 19428
                                                                 438015.403      0.174541277
NATIONWIDE PENSIONS MANAGED
1200 RIVER RD
PERSONAL PORTFOLIO SERIES 4
CONSHOHOCKEN, PA 19428
                                                                 229349.785      0.091391773
NATIONWIDE INSURANCE COMPANY
QPVA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS, OH 43218-2029
                                                                 220487.843      0.087860448
NATIONWIDE LIFE INSURANCE CO
NACO
PO BOX 182029
COLUMBUS, OH 43218-2029
                                                                   1396.157      0.091987383
NATIONWIDE INTERNATIONAL INDEX
 FUND CLASS B

MELISSA K FREY
104 HAWK NEST TRL
PITTSBORO, NC 27312
                                                                     1232.6      0.081211245
FISERV SECURITIES INC
FAO 53399377
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA, PA 19103
                                                                    913.489      0.060186256
THOMAS R CASEY
1122 MONACO DR
MOUNT PLEASANT, SC 29464-9035
                                                                    885.413      0.058336437
WILLIAM ZIMMERMAN
1 WESLEY DR
HOCKESSIN, DE 19707-9620
                                                                5027461.329      0.182129886
NATIONWIDE INTERNATIONAL INDEX
FUND INSTITUTIONAL CLASS

GARTMORE VARIABLE INSURANCE TRUST
INVESTOR DESTINATIONS MODERATELY
 AGGRESSIVE FUND
3435 STELZER RD
C/O BISYS FUND SERV
COLUMBUS, OH 43219-6004
                                                                4823344.861      0.174735357
GARTMORE VARIABLE INSURANCE TRUST
INVESTOR DESTINATIONS MODERATE FUND
3435 STELZER RD
COLUMBUS, OH 43219-6004
                                                                4039354.589      0.146333735
GARTMORE VARIABLE INSURANCE TRUST
INVESTOR DESTINATIONS MODERATE FUND
3435 STELZER RD
COLUMBUS, OH 43219-6004
                                                                3534701.391      0.128051659
GARTMORE VARIABLE INSURANCE TRUST
INVESTOR DESTINATIONS AGGRESSIVE FUND
3435 STELZER RD
COLUMBUS, OH 43219
                                                                3514024.846      0.127302609
GARTMORE VARIABLE INSURANCE TRUST
INVESTOR DESTINATIONS
MODERATELY AGGRESSIVE FUND
3435 STELZER RD
C/O BISYS FUND SERV
COLUMBUS, OH 43219-6004
                                                                1881875.019      0.068174703
GARTMORE VARIABLE INSURANCE TRUST
INVESTOR DESTINATIONS
MODERATELY CONSERVATIVE FUND
3435 STELZER RD
C/O BISYS FUND SERV
COLUMBUS, OH 43219-6004
                                                                1669535.358      0.060482272
NATIONWIDE LIFE INSURANCE CO
QPVA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS, OH 43218-2029
                                                                  987070.85      0.249650287
NATIONWIDE LARGE CAP GROWTH
FUND CLASS A

NATIONWIDE PENSIONS MANAGED
PERSONAL PORTFOLIO SERIES 5
1200 RIVER RD
CONSHOHOCKEN, PA 19428
                                                                 848532.332      0.214611079
NATIONWIDE PENSIONS MANAGED
PERSONAL PORTFOLIO SERIES 6
1200 RIVER RD
CONSHOHOCKEN, PA 19428
                                                                 700307.812      0.177122084
NATIONWIDE PENSIONS MANAGED
PERSONAL PORTFOLIO SERIES 4
1200 RIVER RD
CONSHOHOCKEN, PA 19428
                                                                 454369.378      0.114919254
NATIONWIDE PENSIONS MANAGED
PERSONAL PORTFOLIO SERIES 3
1200 RIVER RD
CONSHOHOCKEN, PA 19428
                                                                 268764.162      0.067975921
NATIONWIDE PENSIONS MANAGED
PERSONAL PORTFOLIO SERIES 2
1200 RIVER RD
CONSHOHOCKEN, PA 19428
                                                                  214886.52       0.05434917
NATIONWIDE LIFE INSURANCE CO
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS, OH 43218-2029
                                                                   1058.156      0.181436719
NATIONWIDE LARGE CAP GROWTH
 FUND CLASS C

ASHLAND UNIVERSITY
LOREN DEAN &
HELEN L WHITE CHAR TRUST I
401 COLLEGE AVE
ASHLAND, OH 44805
                                                                     753.14       0.12913715
JERRI JO TARANTINO
AGOSTINO TARANTINO
6116 PEPPERGRASS CT
WESTERVILLE, OH 43082
                                                                    606.796      0.104044276
CHARLES G BENNISON
JEANNE F BENNISON
207 LANSDOWNE RD
DE WITT, NY 13214-2126
                                                                     605.64      0.103846063
GRACE A DIPPEL
12601 ENCINO DR
MANCHACA, TX 78652
                                                                    463.499      0.079473856
GLENDA J SIGLER
2950 CONSOUL RD
SCHENECTADY, NY 12304-1940
                                                                    439.063      0.075283937
IRA M FOWLER
632 OLD AUGUSTA RD
GREENVILLE, SC 29605
                                                                    378.038      0.064820286
GRACE A DIPPEL
12601 ENCINO DR
MANCHACA, TX 78652
                                                                 410969.941      0.441078285
NATIONWIDE LARGE CAP GROWTH FUND
 INSTITUTIONAL SERVICE CLASS

NATIONWIDE LIFE INSURANCE
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS, OH 43218-2029
                                                                  376706.33      0.404304465
NATIONWIDE LIFE INSURANCE CO
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS, OH 43218-2029
                                                                  99328.095      0.106605037
NATIONAL DEFERRED COMPENSATION
PO BOX 182436
COLUMBUS, OH 43218-2436
                                                                1250660.484       0.57423342
NATIONWIDE MID CAP MARKET INDEX
FUND CLASS A

NATIONWIDE INSURANCE COMPANY
QPVA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS, OH 43218-2029
                                                                 353640.896      0.162372142
NATIONWIDE TRUST COMPANY FSB
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS, OH 43218-2029
                                                                 250967.605      0.115230303
NATIONWIDE LIFE INSURANCE CO
DCVA
PO BOX 182029
COLUMBUS, OH 43218-2029
                                                                 233779.623      0.107338542
NATIONWIDE LIFE INSURANCE CO
NACO
PO BOX 182029
COLUMBUS, OH 43218-2029
                                                                    956.841      0.090911933
NATIONWIDE MID CAP MARKET INDEX
 FUND CLASS B

DONALDSON LUFKIN JENRETTE
SECURITIES CORPORATION INC
PO BOX 2052
JERSEY CITY, NJ 07303-9998
                                                                    906.874      0.086164439
WILFRED P MILLER
699 SAINT AUGUSTINE RD
PATTON, PA 16668-5604
                                                                    864.274      0.082116903
ELIZABETH A ISAACSON
295 WAYLAND AVE
PROVIDENCE, RI 02906
                                                                    615.551      0.058485089
FISERV SECURITIES INC
FAO 53360515
2005 MARKET STREET SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA, PA 19103
                                                                    590.606         0.056115
BOBBY P HORNBUCKLE
SARAH C HORNBUCKLE
PO BOX 71
CORDOVA, NC 28330-0071
                                                                1818519.868      0.165017912
NATIONWIDE MID CAP MARKET I
NDEX FUND INSTITUTIONAL CLASS

GARTMORE VARIABLE INSURANCE TRUST
INVESTOR DESTINATIONS MODERATE FUND
3435 STELZER RD
COLUMBUS, OH 43219-6004
                                                                1705858.528      0.154794686
GARTMORE VARIABLE INSURANCE TRUST
INVESTOR DESTINATIONS
MODERATELY AGGRESSIVE FUND 3435 STELZER RD
C/O BISYS FUND SERV L FRYSINGER
COLUMBUS, OH 43219
                                                                 1522765.68      0.138180295
GARTMORE VARIABLE INSURANCE TRUST
INVESTOR DESTINATIONS MODERATE FUND
3435 STELZER RD
C/O BISYS FUND SERV
COLUMBUS, OH 43219
                                                                1268627.905      0.115119076
NATIONWIDE LIFE INSURANCE CO
QPVA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS, OH 43218-2029
                                                                 1192352.45      0.108197614
GARTMORE VARIABLE INSURANCE TRUST
INVESTOR DESTINATIONS
MODERATELY AGGRESSIVE FUND
3435 STELZER RD
C/O BISYS FUND SERV
COLUMBUS, OH 43219-6004
                                                                1064398.333      0.096586676
GARTMORE VARIABLE INSURANCE TRUST
INVESTOR DESTINATIONS
MODERATELY CONSERVATIVE FUND
3435 STELZER RD
C/O BISYS FUND SERV
COLUMBUS, OH 43219-6004
                                                                 999475.408      0.090695377
GARTMORE VARIABLE INSURANCE TRUST
INVESTOR DESTINATIONS AGGRESSIVE FUND
3435 STELZER RD
C/O BISYS FUND SERV L FRYSINGER
COLUMBUS, OH 43219
                                                                7562926.629      0.203817472
NATIONWIDE S&P 500 INDEX FUND
 INSTITUTIONAL CLASS

NATIONWIDE LIFE INSURANCE CO
QPVA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS, OH 43218-2029
                                                                6676453.326      0.179927415
GARTMORE VARIABLE INSURANCE TRUST
INVESTOR DESTINATIONS MODERATE FUND
3435 STELZER RD
COLUMBUS, OH 43219-6004
                                                                5591342.548      0.150684168
GARTMORE VARIABLE INSURANCE TRUST
INVESTOR DESTINATIONS MODERATE FUND
3435 STELZER RD
COLUMBUS, OH 43219-6004
                                                                4871924.402      0.131296172
GARTMORE VARIABLE INSURANCE TRUST
INVESTOR DESTINATIONS
MODERATELY AGGRESSIVE FUND
3435 STELZER RD
C/O BISYS FUND SERV
COLUMBUS, OH 43219-6004
                                                                3262076.812      0.087911503
GARTMORE VARIABLE INSURANCE TRUST
INVESTOR DESTINATIONS AGGRESSIVE FUND
3435 STELZER RD
C/O BISYS FUND SERV
COLUMBUS OH 43219
                                                                2853617.887      0.076903719
GARTMORE VARIABLE INSURANCE TRUST
INVESTOR DESTINATIONS
MODERATELY AGGRESSIVE FUND
3435 STELZER RD
C/O BISYS FUND SERV
COLUMBUS, OH 43219-6004
                                                                2605470.716      0.070216264
GARTMORE VARIABLE INSURANCE TRUST
INVESTOR DESTINATIONS
 MODERATELY CONSERVATIVE FUND
3435 STELZER RD
C/O BISYS FUND SERV
COLUMBUS, OH 43219-6004
                                                                2381637.113      0.426494607
NATIONWIDE LIFE INSURANCE
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS, OH 43218-2029
                                                                 1650241.92      0.295519109
NATIONWIDE LIFE INSURANCE CO
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS, OH 43218-2029
                                                                 873390.667      0.156403512
NATIONWIDE LIFE INSURANCE CO
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS, OH 43218-2029
                                                                  537443.66      0.096243387
NATIONWIDE TRUST COMPANY
PARTICIPATING RETIREMENT PLANS
PO BOX 182029
COLUMBUS, OH 43218-2029
                                                                  10616.523                1
NATIONWIDE S&P 500 INDEX FUND LOCAL

GARTMORE GLOBAL ASSET MANAGEMENT
SEED ACCOUNT
1200 RIVER RD
CONSHOHOCKEN, PA 19428-2436
                                                                24583631.59      0.673249621
NATIONWIDE S&P 500 INDEX FUND
SERVICE CLASS

NATIONWIDE LIFE INSURANCE
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS, OH 43218-2029
                                                                11619101.68      0.318201799
NATIONWIDE TRUST COMPANY FSB
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS, OH 43218-2029
                                                                 661298.458      0.365493558
NATIONWIDE SMALL CAP FUND CLASS A

NATIONWIDE PENSIONS MANAGED
1200 RIVER RD
PERSONAL PORTFOLIO SERIES 5
CONSHOHOCKEN, PA 19428
                                                                 378988.753      0.209463588
NATIONWIDE PENSIONS MANAGED
PERSONAL PORTFOLIO SERIES 6
1200 RIVER RD
CONSHOHOCKEN, PA 19428
                                                                 234589.278       0.12965533
NATIONWIDE PENSIONS MANAGED
PERSONAL PORTFOLIO SERIES 4
1200 RIVER RD
CONSHOHOCKEN, PA 19428
                                                                 152204.762      0.084122168
NATIONWIDE PENSIONS MANAGED
PERSONAL PORTFOLIO SERIES 3
1200 RIVER RD
CONSHOHOCKEN, PA 19428
                                                                 125245.221      0.069221878
NATIONWIDE LIFE INSURANCE CO
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS, OH 43218-2029
                                                                    983.083       0.18861571
NATIONWIDE SMALL CAP FUND CLASS C

RAYMOND JAMES ASSOC INC
FBO ALFORD IRA
880 CARILLON PKWY
ST PETERSBURG, FL 33716
                                                                    705.645      0.135386059
RAYMOND JAMES ASSOC INC
FBO SUMMERS JR JAME
880 CARILLON PKWY
ST PETERSBURG, FL 33716
                                                                    518.693      0.099517181
JERRI JO TARANTINO
AGOSTINO TARANTINO
6116 PEPPERGRASS CT
WESTERVILLE, OH 43082
                                                                    503.525      0.096607027
MICHAEL T EMMONS
TAYLOR WILLIAM EMMONS TRUST
23 BRIDGTON RD
C/O MARY TALIENTO
WESTBROOK, ME 04092
                                                                    480.307      0.092152388
THOMAS D BYRUM
ANNETTE G BYRUM
5253 38TH WAY SOUTH
SAINT PETERSBURG, FL 33711
                                                                    339.415      0.065120647
LESLIE A LOVELL
2513 VOLCANIC DR
BENTON, AR 72015
                                                                    289.552      0.055553861
BONNIE MCGALLIARD
WILLIAM MCGALLIARD
625 CREAMERY RD
TELFORD, PA 18969
                                                                 275962.458       0.43968029
NATIONWIDE SMALL CAP FUND
INSTITUTIONAL SERVICE CLASS

NATIONWIDE LIFE INSURANCE
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS, OH 43218-2029
                                                                 261751.363      0.417038303
NATIONWIDE LIFE INSURANCE CO
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS, OH 43218-2029
                                                                  77445.507      0.123390925
NATIONAL DEFERRED COMPENSATION
PO BOX 182436
COLUMBUS, OH 43218-2436
                                                                 726874.801      0.435905561
NATIONWIDE SMALL CAP INDEX FUND
CLASS A

NATIONWIDE INSURANCE COMPANY
QPVA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS, OH 43218-2029
                                                                 321682.232      0.192912278
NATIONWIDE TRUST COMPANY FSB
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS, OH 43218-2029
                                                                 314410.152      0.188551224
NATIONWIDE LIFE INSURANCE CO
NACO
PO BOX 182029
COLUMBUS, OH 43218-2029
                                                                 235079.662      0.140976867
NATIONWIDE LIFE INSURANCE CO
DCVA
PO BOX 182029
COLUMBUS, OH 43218-2029
                                                                   2091.219      0.157770813
NATIONWIDE SMALL CAP INDEX FUND CLASS B

FISERV SECURITIES INC
FAO 53304077
2005 MARKET STREET SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA, PA 19103
                                                                   1664.205      0.125554988
FISERV SECURITIES INC
FAO 53412897
2005 MARKET STREET SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA, PA 19103
                                                                   1154.735      0.087118317
DONALDSON LUFKIN JENRETTE
SECURITIES CORPORATION INC
PO BOX 2052
JERSEY CITY, NJ 07303-9998
                                                                   1083.646      0.081755049
NATIONWIDE SMALL CAP INDEX FUND CLASS B

WILFRED P MILLER
699 SAINT AUGUSTINE RD
PATTON, PA 16668-5604
                                                                    858.605       0.06477696
FISERV SECURITIES INC
FAO 53643435
2005 MARKET STREET SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA, PA 19103
                                                                1126848.386      0.210777702
NATIONWIDE SMALL CAP INDEX FUND
INSTITUTIONAL CLASS

GARTMORE VARIABLE INSURANCE TRUST
INVESTOR DESTINATIONS MODERATE FUND
3435 STELZER RD
COLUMBUS, OH 43219-6004
                                                                 994327.399      0.185989568
NATIONWIDE LIFE INSURANCE CO
QPVA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS, OH 43218-2029
                                                                 943612.618      0.176503336
GARTMORE VARIABLE INSURANCE TRUST
INVESTOR DESTINATIONS MODERATE FUND
3435 STELZER RD
COLUMBUS, OH 43219-6004
                                                                 825734.902      0.154454235
GARTMORE VARIABLE INSURANCE TRUST
INVESTOR DESTINATIONS AGGRESSIVE FUND
3435 STELZER RD
COLUMBUS, OH 43219
                                                                 704652.459      0.131805687
GARTMORE VARIABLE INSURANCE TRUST
INVESTOR DESTINATIONS
MODERATELY AGGRESSIVE FUND
3435 STELZER RD
C/O BISYS FUND SERV
COLUMBUS, OH 43219-6004
                                                                 492591.081      0.092139473
GARTMORE VARIABLE INSURANCE TRUST
INVESTOR DESTINATIONS
MODERATELY AGGRESSIVE FUND
3435 STELZER RD
C/O BISYS FUND SERV
COLUMBUS, OH 43219-6004


     To the extent Nationwide Life Insurance Company and its affiliates directly or indirectly owned, controlled and held power to vote 25% or more of the outstanding shares of the Funds above, it is deemed to have "control" over matters which are subject a vote of the Fund's shares.

     Nationwide Life Insurance Company, One Nationwide Plaza, Columbus, Ohio 43215 is wholly-owned by Nationwide Financial Services, Inc. (NFS). NFS, a holding company, has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all outstanding Class B Common Stock) to control NFS. Nationwide Corporation is also a holding company in the Nationwide Insurance Enterprise. All of the Common Stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.3%) and Nationwide Mutual Fire Insurance Company (4.7%), each of which is a mutual company owned by its policyholders.

                              FINANCIAL STATEMENTS

     The Report of Independent Auditors and Financial Statements of the Funds for the period ended October 31, 2002 are incorporated herein by reference to the Trust's Annual Reports. Copies of the Annual Reports and Semi-Annual Reports are available without charge upon request by writing the Trust or by calling toll free 1-800-848-0920.

APPENDIX  A

                                  DEBT RATINGS

                         STANDARD & POOR'S DEBT RATINGS

A Standard & Poor's corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

The  ratings  are  based,  in  varying degrees, on the following considerations:

     1. Likelihood of default - capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.
     2.   Nature  of  and  provisions  of  the  obligation.
     3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

                                INVESTMENT GRADE
     AAA  -  Debt  rated  'AAA'  has  the  highest rating assigned by Standard &
          Poor's. Capacity to pay interest and repay principal is extremely strong.
     AA - Debt rated 'AA' has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.
     A - Debt rated 'A' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
     BBB - Debt rated 'BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

                                SPECULATIVE GRADE

Debt rated 'BB', 'B', 'CCC', 'CC' and 'C' is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. 'BB' indicates the least degree of speculation and 'C' the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     BB - Debt rated 'BB' is less i vulnerable to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.
     B - Debt rated 'B' has a greater vulnerability to default than obligations rated
     BB but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.
     CCC - Debt rated 'CCC' is currently vulnerable to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal.
     CC - Debt rated 'CC' typically is currently highly vulnerable to nonpayment.
     C - Debt rated 'C' signifies that a bankruptcy petition has been filed, but debt service payments are continued.
     D - Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grade period. The 'D' rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

                         MOODY'S LONG-TERM DEBT RATINGS

     Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
     Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.
     A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.
     Baa - Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
     Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
     B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
     Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
     Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.
     C - Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                            STATE AND MUNICIPAL NOTES

Excerpts from Moody's Investors Service, Inc., description of state and municipal note ratings:

     MIG-1-Notes bearing this designation are of the best quality, enjoying strong protection from established cash flows of funds for their servicing from established and board-based access to the market for refinancing, or both.
     MIG-2-Notes bearing this designation are of high quality, with margins of protection ample although not so large as in the preceding group.
          MIG-3-Notes bearing this designation are of favorable quality, with all security elements accounted for but lacking the strength of the preceding grade. Market access for refinancing, in particular, is likely to be less well established.

               FITCH IBCA INFORMATION SERVICES, INC. BOND RATINGS

Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt in a timely manner.

The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

Bonds that have the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

Fitch ratings are not recommendations to buy, sell, or hold any security. ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature or taxability of payments made in respect of any security.

Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

     AAA Bonds considered to be investment grade and represent the lowest expectation of credit risk. The obligor has an exceptionally strong capacity for timely payment of financial commitments, a capacity that is highly unlikely to be adversely affected by foreseeable events.
     AA Bonds considered to be investment grade and of very high credit quality. This rating indicates a very strong capacity for timely payment of financial commitments, a capacity that is not significantly vulnerable to foreseeable events.
     A Bonds considered to be investment grade and represent a low expectation of credit risk. This rating indicates a strong capacity for timely payment of financial commitments. This capacity may, nevertheless, be more vulnerable to changes in economic conditions or circumstances than long term debt with higher ratings.
     BBB Bonds considered to be in the lowest investment grade and indicates that there is currently low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in economic conditions and circumstances are more likely to impair this capacity.
     BB Bonds are considered speculative. This rating indicates that there is a possibility of credit risk developing, particularly as the result of adverse economic changes over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.
     B Bonds are considered highly speculative. This rating indicates that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.
     CCC, CC Bonds are considered a high default risk. Default is a real and C possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A 'CC' rating indicates that default of some kind appears probable. 'C' rating signal imminent default.
     DDD, DD Bonds are in default. Such bonds are not meeting current and D obligations and are extremely speculative. 'DDD' designates the highest potential for recovery of amounts outstanding on any securities involved and 'D' represents the lowest potential for recovery.


                               SHORT-TERM RATINGS

                   STANDARD & POOR'S COMMERCIAL PAPER RATINGS

A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

Ratings are graded into several categories, ranging from 'A-1' for the highest quality obligations to 'D' for the lowest. These categories are as follows:

     A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.
     A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated 'A-1'.
     A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.
     B Issues rated 'B' are regarded as having only speculative capacity for timely payment.
     C This rating is assigned to short-term debt obligations with doubtful capacity for payment.
     D Debt rated 'D' is in payment default. the 'D' rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grade period.

                         STANDARD & POOR'S NOTE RATINGS

An S&P note rating reflects the liquidity factors and market-access risks unique to notes. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.
     The  following  criteria  will  be  used  in  making  the  assessment:

          1. Amortization schedule - the larger the final maturity relative to other maturities, the more likely the issue is to be treated as a note.
          2. Source of payment - the more the issue depends on the market for its refinancing, the more likely it is to be considered a note.

Note  rating  symbols  and  definitions  are  as  follows:

SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong capacity to pay principal and interest are given a plus (+) designation.
SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.
SP-3 Speculative  capacity  to  pay  principal  and  interest.

                           MOODY'S SHORT-TERM RATINGS

Moody's short-term debt ratings are opinions on the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

Issuers rated Prime-1 (or supporting institutions) have a superior capacity for repayment of senior short-term debt obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: (I) leading market positions in well established industries, (II) high rates of return on funds employed, (III) conservative capitalization structures with moderate reliance on debt and ample asset protection, (IV) broad margins in earnings coverage of fixed financial charges and high internal cash generation, and (V) well established access to a range of financial markets and assured sources of alternative liquidity.

Issuers rated Prime-2 (or supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Issuers rated Prime-3 (or supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Issuers  rated  Not Prime do not fall within any of the prime rating categories.

                              MOODY'S NOTE RATINGS

MIG 1/VMIG 1 This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG 2/VMIG 2 This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3/VMIG 3 This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

MIG 4/VMIG 4 This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

SG This designation denotes speculative quality. Debt instruments in this category lack margins of protection.

                           FITCH'S SHORT-TERM RATINGS

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

     F-1+ Exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.
     F-1 Very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.
     F-2 Good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

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                                     PART C

                                OTHER INFORMATION

ITEM  23.  EXHIBITS

(a) Amended Declaration of Trust dated September 19, 2002, of the Registrant previously filed with the Trust's Registration Statement on November 5, 2002 is hereby incorporated by reference.

(b) Amended Bylaws dated August 25, 1983, as amended January 25, 2002, of the Registrant previously filed with the Trust's Registration Statement on November 5, 2002 is hereby incorporated by reference.

(c) Certificates for shares are not issued. Articles V, VI, VII, and VIII of the Declaration of Trust, incorporated by reference to Exhibit (1) hereto, define rights of holders of shares.

(d)  Investment  Advisory  Agreements
     (1) (a) Investment Advisory Agreement pertaining to series of the Trust currently managed by Gartmore Mutual Fund Capital Trust
               (GMF) (formerly Villanova Mutual Fund Capital Trust) previously filed with the Trust's Registration Statement on January 5, 1999 is hereby incorporated by reference.

          (b) Amendment to Investment Advisory Agreement pertaining to series of the Trust currently managed by Gartmore Mutual Fund Capital Trust ("GMF") (formerly Villanova Mutual Fund Capital Trust) previously filed with the Trust's Registration Statement on December 29, 1999 is hereby incorporated by reference.

          (c) Amended Exhibit A to the Investment Advisory Agreement (proposed) between the Trust and GMF filed with the Trust's Registration Statement on July 6, 2001 is hereby incorporated by reference.

          (d) Amended Exhibit A to the Investment Advisory Agreement between the Trust and GMF previously filed with the Trust's Registration Statement on November 5, 2002 is hereby incorporated by reference.

     (2) (a) Investment Advisory Agreement pertaining to the series of the Trust managed by Gartmore Morley Capital Management, Inc. ("GMCM") previously filed with the Trust's Registration Statement on December 29, 1999 is hereby incorporated by reference.

          (b) Amended Exhibit A to the Investment Advisory Agreement pertaining to the series of the Trust currently managed by GMCM previously filed with the Trust's Registration Statement on December 29, 1999 is hereby incorporated by reference.

          (c) Amendment to the Investment Advisory Agreement pertaining to the series of the Trust currently managed by GMCM previously filed with the Trust's Registration Statement on November 5, 2002 is hereby incorporated by reference.

     (3) (a) Investment Advisory Agreement between the Trust and Gartmore Global Asset Management Trust ("GGAMT") previously filed with the Trust's Registration Statement on November 5, 2002 is hereby incorporated by reference.

          (b) Amended Exhibit A to the Investment Advisory Agreement pertaining to the series of the Trust currently managed by GGAMT previously filed with the Trust's Registration Statement on November 5, 2002 is hereby incorporated by reference.

     (4)  Subadvisory  Agreements.

          (a) (1) Subadvisory Agreement with Fund Asset Management, L.P. for S & P 500 Index Fund, previously filed with the Trust's Registration Statement on October 29, 1999 is hereby incorporated by reference.

               (2) Amended Exhibit A to Subadvisory Agreement (proposed) previously filed with the Trust's Registration Statement on July 6, 2001 is hereby incorporated by reference.

          (b) (1) Subadvisory Agreement with Goldman Sachs Asset Management for the Nationwide Large Cap Growth Fund (formerly, the Prestige Large Cap Growth Fund) previously filed with the Trust's Registration Statement on January 5, 1999 is hereby incorporated by reference.

               (2) Amendment to Subadvisory Agreement previously filed with the Trust's Registration Statement on December 29, 1999 is hereby incorporated by reference.

          (c) (1) Subadvisory Agreement with INVESCO Management and Research, Inc. for the Nationwide Small Cap Fund (formerly, the Prestige Small Cap Fund) previously filed with the Trust's Registration Statement on January 5, 1999 is hereby incorporated by reference.

               (2) Amendment to Subadvisory Agreement previously filed with the Trust's Registration Statement on December 29, 1999 is hereby incorporated by reference.

          (d) (1) Subadvisory Agreement with NorthPointe Capital, LLC for the Gartmore Large Cap Value (formerly, the Prestige Large Cap Value
               Fund), Gartmore Value Opportunities and NorthPointe Small Cap Value Funds previously filed with the Trust's Registration Statement on November 5, 2002 is hereby incorporated by reference.

               (2) Amended Exhibit A to Subadvisory Agreement previously filed with the Trust's Registration Statement on November 5, 2002 is hereby incorporated by reference.

          (e) (1) Subadvisory Agreement with Gartmore Global Partners for the Gartmore Emerging Markets, Gartmore International Growth, Gartmore Worldwide Leaders (formerly, the Gartmore Global Leaders
               Fund), Gartmore European Leaders (formerly, the Gartmore European Growth Fund) and Gartmore Global Small Companies Funds previously filed with the Trust's Registration Statement on November 5, 2002 is hereby incorporated by reference.

               (2) Amended Exhibit A to Subadvisory Agreement previously filed with the Trust's Registration Statement on November 5, 2002 is hereby incorporated by reference.

(e) (1) Underwriting Agreement previously filed with the Trust's Registration Statement on January 5, 1999 is hereby incorporated by reference.

               (2)  Underwriting  Agreement  previously  filed  with the Trust's
                    Registration Statement on December 31, 2002 is hereby incorporated by reference.

               (3) Model Dealer Agreement previously filed with the Trust's Registration Statement on January 5, 1999 is hereby incorporated by reference.

(f)  Not  applicable.
(g)  Custodian  Agreement

               (1) Custody Agreement previously filed with the Trust's original Registration Statement on November 18, 1997 is hereby incorporated by reference.

               (2) Amended Exhibit A to the Custody Agreement previously filed with the Trust's Registration Statement on November 5, 2002 is hereby incorporated by reference.

(h)  (1)  (a)  Fund  Administration  Agreement previously filed with the Trust's
               Registration Statement on January 5, 1999 is hereby incorporated by reference.

          (b) Amendment to Fund Administration Agreement previously filed with the Trust's Registration Statement on December 13, 1999 is hereby incorporated by reference.

          (c) Amended Exhibit A to Fund Administration Agreement (proposed) as previously filed with the Trust's registration statement on July 6, 2001 is hereby incorporated by reference.

          (d) Amended Exhibit A to the Fund Administration Agreement previously filed with the Trust's Registration Statement on November 5, 2002 is hereby incorporated by reference.

     (2) (a) Transfer and Dividend Disbursing Agent Agreement previously filed with the Trust's Registration Statement on January 5, 1999 is hereby incorporated by reference.

          (b) Amended Exhibit A to the Transfer and Dividend Disbursing Agreement previously filed with the Trust's Registration Statement on November 5, 2002 is hereby incorporated by reference.

     (3) Agreement and Plan of Reorganization between Nationwide Investing Foundation and the Trust previously filed with the Trust's Registration Statement on form N-14 ('33 Act File No. 333-41175) on November 24, 1997 is hereby incorporated by reference.

     (4)  Agreement  and  Plan  of  Reorganization  between Nationwide Investing
          Foundation II and the Trust Previously filed with the Trust's Registration Statement on Form N-14 ('33 Act File No. 333-41175) on November 24, 1997 is hereby incorporated by reference.

     (5) Agreement and Plan of Reorganization between Financial Horizons Investment Trust and the Trust previously filed with the Trust's Registration Statement on Form N-14 ('33 Act File No. 333-41175) on November 24, 1997 is hereby incorporated by reference.

          (a) Administrative Services Plan and Services Agreement previously filed on January 5, 1999, and is hereby incorporated by reference.

          (b) Amended Administration Services Plan and Services Agreement previously filed with the Trust's Registration Statement on November 5, 2002 is hereby incorporated by reference.

(i)  Not  applicable.

(j)  Not  applicable.

(k)  Not  applicable.

(l) Purchase Agreement previously filed with Trust's Registration Statement on January 2, 1998 is hereby incorporated by reference.

(m) (1) Amended Distribution Plan previously filed with the Trust's Registration Statement on November 5, 2002 is hereby incorporated by reference.

     (2) Dealer Agreement previously filed with the Trust's Registration Statement on January 5, 1999 is hereby incorporated by reference.

     (3) Rule 12b-1 Agreement previously filed with the Trust's Registration Statement on January 5, 1999 is hereby incorporated by reference.

(n) Amended 18f-3 Plan previously filed with the Trust's Registration Statement on December 31, 2002 is hereby incorporated by reference.

(o)  Not  applicable.

(p) (1) Code of Ethics for Gartmore Funds previously filed with the Trust's Registration Statement on May 12, 2000 is hereby incorporated by reference.

     (2) Code of Ethics for Gartmore Mutual Fund Capital Trust and Gartmore SA Capital Trust previously filed with the Trust's Registration Statement on May 12, 2000 is hereby incorporated by reference.

          (a) Code of Ethics, as amended November 29, 2001, for Gartmore Mutual Fund Capital Trust, Gartmore SA Capital Trust, NorthPointe
               Capital LLC, Gartmore Global Asset Management Trust, Gartmore Morley Capital Management, Inc. and Gartmore Trust Company previously filed with the Trust's Registration Statement on March 1, 2002 is hereby incorporated by reference.

     (3) Code of Ethics for Gartmore Distribution Services, Inc. previously filed with the Trust's Registration Statement on November 5, 2002 is hereby incorporated by reference.

     (4) Code of Ethics for Gartmore Global Asset Management Trust dated August 8, 2000 and filed with the Trust's Registration Statement on December 29, 2000 is hereby incorporated by reference.

     (5) (a) Gartmore Global Partners Personal Dealing (Personal Securities Transactions) dated March 2000 previously filed with the Trust's Registration Statement on October 13, 2000 is hereby incorporated by reference.

          (b) Gartmore Global Partners Personal Securities Trading Guidelines - Charlotte and New York dated March 2000 previously filed with the Trust's Registration Statement on October 13, 2000 is hereby incorporated by reference.

          (c) Gartmore Global Partners Personal Securities Trading Guidelines - London and Tokyo dated March 2000 previously filed with the Trust's Registration Statement on October 13, 2000 is hereby incorporated by reference.

     (6)  (a)  Goldman  Sachs  Asset Management, Goldman Sachs Funds Management,
                L.P. and Goldman Sachs Asset Management International Code of Ethics effective January 23, 1991 (as revised April 1, 2000) previously filed with the Trust's Registration Statement on October 13, 2000 is hereby incorporated by reference.

          (b) Goldman Sachs Asset Management, Goldman Sachs Funds Management, L.P. and Goldman Sachs Asset Management International Supplemental Compliance and Review Procedures Under Code of Ethics dated April 1, 2000 previously filed with the Trust's Registration Statement on October 13, 2000 is hereby incorporated by reference.

     (7)  (a)  INVESCO  U.S. Institutional Group Legal/Compliance Manual Section
                II  dated  September  19,  2000  previously  filed  with  the
               Trust's Registration Statement on October 13, 2000 is hereby incorporated by reference.

          (b) INVESCO U.S. Institutional Group Legal/Compliance Manual Section III dated September 19, 2000 previously filed with the Trust's Registration Statement on October 13, 2000 is hereby incorporated by reference.


     (8) Merrill Lynch Investment Managers (MLIM), Registered Investment Companies and their Investment Advisers and Principal Underwriter Code of Ethics dated Summer 2000 previously filed with the Trust's Registration Statement on October 13, 2000 is hereby incorporated by reference.

     (9) Turner Investment Partners, Inc. Personal Trading Policy/Code of Ethics dated February 17, 2000 previously filed with the Trust's Registration Statement on October 13, 2000 is hereby incorporated by reference.


(q) (1) Power of Attorney for Joseph J. Gasper, Charles E. Allen, Paula H.J. Cholmondeley, C. Brent Devore, Robert M. Duncan, Barbara Hennigar, Paul J. Hondros, Thomas J. Kerr, IV, Douglas Kridler, Arden L Shisler, and David C. Wetmore dated September 19, 2002 previously filed with the Trust's Registration Statement on November 5, 2002 is hereby incorporated by reference.

     (2) Power of Attorney for Gerald J. Holland dated October 30, 2002 previously filed with the Trust's Registration Statement on November 5, 2002 is hereby incorporated by reference.

ITEM  24.  PERSONS  CONTROLLED  BY  OR  UNDER  COMMON  CONTROL
WITH  REGISTRANT

No  person  is  presently controlled by or under common control with Registrant.

ITEM  25.  INDEMNIFICATION

Indemnification provisions for officers, directors and employees of Registrant are set forth in Article V, Section 5.2 of the Amended Declaration of Trust. In addition, Section 1743.13 of the Ohio Revised Code provides that no liability to third persons for any act, omission or obligation shall attach to the trustees, officers, employees or agents of a business trust organized under Ohio statutes. The trustees are also covered by an errors and omissions policy provided by the Trust covering actions taken by the trustees in their capacity as trustee. See
Item  23(a)1  above.

ITEM  26.  BUSINESS  AND  OTHER  CONNECTIONS  OF  INVESTMENT  ADVISER

(a) GMF, an investment adviser of the Trust, also serves as investment adviser to the Gartmore Variable Insurance Trust. The Directors of Gartmore Global Investments, Inc., GMF's managing unitholder and the officers of GMF are as follows:

Joseph  J.  Gasper  Director  and  President  and  Chief  Operating  Officer
------------------------------------
Nationwide  Life  Insurance  Company
Nationwide  Life  and  Annuity  Insurance  Company
Nationwide  Financial  Services,  Inc.

Director  and  Chairman  of  the  Board
------------------------------------
Nationwide  Investment  Services  Corp.

Director  and  Vice  Chairman
------------------------------------
NorthPointe  Capital,  LLC
Gartmore  Global  Investments,  Inc.
Nationwide  Global  Holdings,  Inc.

Director
------------------------------------
Leben  Direkt  Insurance  Company

Galen  R.  Barnes  Director
------------------------------------
Gartmore  Global  Investments,  Inc.

Michael  S.  Helfer  Director
------------------------------------
Gartmore  Global  Investments,  Inc.

Executive  Vice  President  -  Corporate  Strategy
------------------------------------
Nationwide  Mutual  Fire  Insurance  Company
Nationwide  Mutual  Insurance  Company

Donna  A.  James  Director  and  Executive  Vice  President
------------------------------------
Gartmore  Global  Investments,  Inc.

Executive  Vice  President  Chief  Administrative  Officer
------------------------------------
Nationwide  Mutual  Insurance  Company
Nationwide  Financial  Services  Inc.

Michael  C.  Keller  Director
------------------------------------
Executive  Vice  President  -  Chief  Information  Officer
------------------------------------
Nationwide  Mutual  Fire  Insurance  Company
Nationwide  Mutual  Insurance  Company
Nationwide  Financial  Services,  Inc.

Director
------------------------------------
Gartmore  Global  Investments,  Inc.

W.  G.  Jurgensen  Chief  Executive  Officer  and  Director
------------------------------------
Nationwide  Mutual  Insurance  Company
Nationwide  Financial  Services,  Inc.
Cal  Farm  Insurance  Company
Farmland  Mutual  Insurance  Company
Nationwide  Mutual  Fire  Insurance  Company
Nationwide  Property  and  Casualty  Insurance  Company

Chairman  and  Chief  Executive  Officer  -  Nationwide
--------------------------------------
Nationwide  General  Insurance  Company
Nationwide  Indemnity  Company
Gartmore  Global  Investments,  Inc.
Nationwide  Investment  Services  Corporation

Chairman
------------------------------------
NorthPointe  Capital,  LLC
Nationwide  Securities,  Inc.

Paul  J.  Hondros  Director,  President  and  Chief  Executive  Officer
------------------------------------
Gartmore  Investors  Services,  Inc.
NorthPointe  Capital,  LLC
Gartmore  Morley  Financial  Services,  Inc.
Gartmore  Global  Investments,  Inc.
Gartmore  Distribution  Services,  Inc.

President  and  Chief  Executive  Officer
------------------------------------
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  SA  Capital  Trust
Gartmore  Global  Asset  Management  Trust

Chairman
------------------------------------
Gartmore  Mutual  Funds
Gartmore  Variable  Insurance  Trust

Robert  A.  Oakley  Executive  Vice  President  -  Chief  Financial  Officer
------------------------------------
Nationwide  Mutual  Insurance  Company
Nationwide  Mutual  Fire  Insurance  Company
Nationwide  General  Insurance  Company
Nationwide  Property  and  Casualty  Insurance  Company
Nationwide  Life  Insurance  Company
Nationwide  Life  and  Annuity  Insurance  Company
CalFarm  Insurance  Company
Farmland  Mutual  Insurance  Company
Nationwide  Financial  Services,  Inc.
Nationwide  Investment  Services  Corporation
Scottsdale  Insurance  Company

Executive  Vice  President,  Chief  Financial  Officer  and  Director
------------------------------------
Nationwide  Global  Holdings,  Inc.
Nationwide  Securities,  Inc.
Gartmore  Global  Investments,  Inc.

Director
------------------------------------
NGH  Luxembourg,  S.A.

Young  D.  Chin  Senior  Vice  President  -  Chief  Investment  Officer  U.S.
-------------------------------------
Gartmore  Distribution  Services,  Inc.
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  SA  Capital  Trust
Gartmore  Global  Investments,  Inc.
Gartmore  Global  Asset  Management  Trust

Craig  Andrews  Senior  Vice  President  -  Marketing  and Public Communications
------------------------------------
Gartmore  Distribution  Services,  Inc.
Gartmore  Global  Investments,  Inc.
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  SA  Capital  Trust
Gartmore  Global  Asset  Management  Trust

Kevin  S.  Crossett  Vice  President  -  Associate  General  Counsel
------------------------------------
Nationwide  Mutual  Insurance  Company
Nationwide  Mutual  Fire  Insurance  Company
Nationwide  Life  Insurance  Company
Nationwide  Life  and  Annuity  Insurance  Company

Christopher  P.  Donigan  Vice  President  -  Human  Resources
------------------------------------
Gartmore  Distribution  Services,  Inc.
Gartmore  Global  Asset  Management  Trust
Gartmore  Global  Investments,  Inc.
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  SA  Capital  Trust
Gartmore  Global  Asset  Management  Trust

Glenn  W.  Soden  Associate  Vice  President  and  Secretary
------------------------------------
Gartmore  Distribution  Services,  Inc.
Gartmore  Global  Asset  Management  Trust
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  SA  Capital  Trust
Gartmore  Global  Investments,  Inc.
Gartmore  Global  Asset  Management  Trust

Carol  L.  Dove  Assistant  Treasurer
------------------------------------
Gartmore  Distribution  Services,  Inc.
Gartmore  Global  Asset  Management  Trust
Gartmore  Global  Investments,  Inc.
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  SA  Capital  Trust
Gartmore  Global  Asset  Management  Trust

Michael  D.  Maier  Assistant  Treasurer
------------------------------------
Gartmore  Distribution  Services,  Inc.
Gartmore  Global  Asset  Management  Trust
Gartmore  Global  Investments,  Inc.
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  SA  Capital  Trust
Gartmore  Global  Asset  Management  Trust

John  F.  Delaloye  Assistant  Secretary
------------------------------------
Gartmore  Distribution  Services,  Inc.
Gartmore  Global  Asset  Management  Trust
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  Global  Investments,  Inc.
Gartmore  SA  Capital  Trust
Gartmore  Global  Asset  Management  Trust

Gerald  J.  Holland  Senior  Vice  President  -  Chief  Administrative  Officer
------------------------------------
Gartmore  Distribution  Services,  Inc.
Gartmore  Global  Investments,  Inc.
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  SA  Capital  Trust
Gartmore  Global  Asset  Management  Trust

Treasurer
------------------------------------
Gartmore  Mutual  Funds
Gartmore  Variable  Insurance  Trust

Peter  Chambers  Executive  Vice  President  and Global Chief Investment Officer
------------------------------------
Gartmore  Distribution  Services,  Inc.
Gartmore  Global  Investments,  Inc.
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  SA  Capital  Trust
NorthPointe  Capital  LLC
Gartmore  Global  Asset  Management  Trust

Thomas  M.  Sipp  Vice  President  -  Chief  Financial  Officer
------------------------------------
Gartmore  Global  Investments,  Inc.

Vice  President,  Chief  Financial  Officer  and  Treasurer
------------------------------------
Gartmore  SA  Capital  Trust
Gartmore  Global  Asset  Management  Trust

Vice  President,  Chief  Financial  Officer  and  Director
------------------------------------
Gartmore  Distribution  Services,  Inc.

Donald  J.  Pepin  Senior  Vice  President  -  Sales
------------------------------------
Gartmore  Distribution  Services,  Inc.
Gartmore  Global  Investments,  Inc.
Gartmore  SA  Capital  Trust
Gartmore  Global  Asset  Management  Trust

Mary  Lou  Vitale  Senior  Vice  President  -  Product  Development
------------------------------------
Gartmore  Distribution  Services,  Inc.
Gartmore  Global  Investments,  Inc.
Gartmore  SA  Capital  Trust
Gartmore  Global  Asset  Management  Trust

Michael  A.  Krulikowski  Chief  Compliance  Officer
------------------------------------
Gartmore  Distribution  Services,  Inc.
Gartmore  Global  Investments,  Inc.
Gartmore  SA  Capital  Trust
Gartmore  Global  Asset  Management  Trust
NorthPointe  Capital  LLC

Daniel  J.  Murphy  Assistant  Treasurer
------------------------------------
Gartmore  Distribution  Services,  Inc.
Gartmore  SA  Capital  Trust
Gartmore  Global  Asset  Management  Trust
NorthPointe  Capital  LLC

Eric  Miller  Senior  Vice  President  -  Chief  Counsel
------------------------------------
Gartmore  Global  Investments,  Inc.
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  SA  Capital  Trust
NorthPointe  Capital,  LLC
Gartmore  Morley  Financial  Services,  Inc.
Gartmore  Global  Asset  Management  Trust
Gartmore  Distribution  Services,  Inc.

Secretary
------------------------------------
Gartmore  Mutual  Funds
Gartmore  Variable  Insurance  Trust


Except as otherwise noted, the principal business address of any company with which any person specified above is connected in the capacity of director, officer, employee, partner or trustee is One Nationwide Plaza, Columbus, Ohio 43215, except for the following companies:

NorthPointe  Capital  LLC
Columbia  Center  One
10th  Floor,  Suite  1000
201  West  Big  Beaver  Road
Troy,  Michigan  48084

Gartmore  Morley  Financial  Services,  Inc.
5665  S.  W.  Meadows  Road,  Suite  400
Lake  Oswego,  Oregon  97035

(b) GMCM as investment adviser to the Gartmore Morley Capital Accumulation Fund and Gartmore Morley Enhanced Income Fund. GMCM is incorporated under the laws of the State of Oregon and is a wholly owned indirect subsidiary of Gartmore Global Investments, Inc. To the knowledge of the investment advisor, none of the directors or officers of GMCM, except as set forth below, is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers also hold various positions with and engage in business for Gartmore Morley Financial
     Services, Inc. and Gartmore Global Investments, Inc. The directors except as noted below may be contacted c/o Morley Financial Services, Inc., 5665 SW Meadows Road, Suite 400 Lake Oswego, Oregon 97035.

Jill R. Cuniff, Managing Director and Chief Investment Officer, and Director of GMCM. Ms Cuniff is also Managing Director, Chief Investment Officer and Director of Gartmore Morley Financial Services, Inc.

Thomas  M.  Sipp,  1200  River  Road,  Conshohocken,  Pennsylvania  19428.  Vice
President, Chief Financial Officer and Director of GMCM. Mr. Sipp is also Vice President, Financial Officer for Gartmore Global Investments, Inc.

Steve  Ferber,  Director and Senior Vice President Sales and Marketing for GMCM.

(c) GGAMT, an investment adviser of the Trust, also serves as an investment adviser to Gartmore Variable Insurance Trust. The Directors of Nationwide Corporation ("NC"), GGAMT's managing unit holder and the officers of GGAMT are as follows (see (a) above for additional information on their other employment):

                                 Directors of NC
                                ----------------
     Lewis  J.  Alphin               Fred  C.  Finney
     Galen  R.  Barnes               W.G.  Jurgensen
     A.  I.  Bell                    David  O.  Miller
     Timothy  J.  Corcoran           Lydia  M.  Marshall
     Yvonne  M.  Curl                Ralph  M.  Paige
     Kenneth  D.  Davis              James  F.  Patterson
     Keith  E.  Eckel                Arden  L.  Shisler
     Willard  J.  Engel              Robert  L.  Stewart




Officers of GGAMT
----------------
President and Chief Executive Officer. . . . . . . . . .  Paul J. Hondros
Vice President-Chief Financial Officer and Treasurer . .  Thomas M. Sipp
Executive Vice President-Global Chief Investment Officer  Peter Chambers
Associate Vice President and Secretary . . . . . . . . .  Glenn W. Soden
Senior Vice President, Chief Counsel. . . . . . . .       Eric Miller
Assistant Secretary. . . . . . . . . . . . . . . . . . .  John F. Delaloye
Assistant Treasurer. . . . . . . . . . . . . . . . . . .  Carol L. Dove
Assistant Treasurer. . . . . . . . . . . . . . . . . . .  Michael D. Maier
Senior Vice President-Chief Investment Officer - U.S . .  Young D. Chin
Senior Vice President - Marketing and Communications . .  Craig S. Andrews
Senior Vice President - Operations . . . . . . . . . . .  Gerald J. Holland
Senior Vice President - Product Development. . . . . . .  Mary Lou Vitale
Vice President - Human Resources . . . . . . . . . . . .  Christopher P. Donigan
Chief Compliance Officer . . . . . . . . . . . . . . . .  Michael A. Krulikowski
Assistant Secretary. . . . . . . . . . . . . . . . . . .  Daniel J. Murphy

(d) Information for the Subadviser of the S&P 500 Index Fund, Nationwide Small Cap Index Fund, Nationwide Mid Cap Market Index Fund, Nationwide Bond Index Fund and Nationwide International Index Fund.

     (1) Fund Asset Management, L.P. Fund Asset Management, L.P. ("FAM") acts as subadviser to the Funds listed above and as adviser or subadviser to a number of other registered investment companies. The list required by this Item 26 of officers and directors of FAM, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two fiscal years, is incorporated by reference to Schedule A and D of Form ADV filed by FAM (SEC file No. 801-12485).

(e)  Information  for  the  Subadviser  of the Nationwide Large Cap Growth Fund.

     (1) Goldman Sachs Asset Management Goldman Sachs Asset Management ("Goldman") acts as a subadviser to the Large Cap Growth Fund and as adviser or subadviser to a number of other registered investment companies. The list required by this Item 26 of officers and directors of Goldman, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two fiscal years, is incorporated by reference to Schedule A and D of Form ADV filed by Goldman (SEC file No. 801-16048.)

(f)  Information  for  the  Subadviser  of  the  Nationwide  Small  Cap  Fund.

     (1) Invesco Management & Research, Inc. Invesco Management & Research, Inc. ("INVESCO") acts as a subadviser to the Small Cap Fund and as adviser or subadviser to a number of other registered investment companies. The list required by this Item 26 of officers and directors of INVESCO, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two fiscal years, is incorporated by reference to Schedule A and D of Form ADV filed by INVESCO (SEC file No. 801-01596.)

(g) Information for the Subadviser of the Gartmore Emerging Markets Fund, Gartmore International Growth Fund, Gartmore Worldwide Leaders Fund (formerly Gartmore Global Leaders Fund), Gartmore European Leaders Fund
     (formerly Gartmore European Growth Fund), Gartmore Small Companies Fund, Gartmore International Small Cap Growth Fund and Gartmore OTC Fund, Gartmore Asia Pacific Leaders Fund, Gartmore Global Financial Services Fund and Gartmore Global Utilities Fund.

     (1) Gartmore Global Partners ("Gartmore") acts as subadviser to the Gartmore Emerging Markets Fund, Gartmore International Growth Fund, Gartmore Worldwide Leaders Fund (formerly Gartmore Global Leaders
          Fund), Gartmore European :Leaders Fund (formerly Gartmore European Growth Fund), Gartrmore Small Companies Fund, Gartmore International Small Cap Growth Fund, Gartmore OTC Fund, Gartmore Asia Pacific Leaders Fund, Gartmore Global Financial Services Fund and Gartmore Global Utilities Fund. as well as adviser to certain other clients. The list required by this Item 26 of officers and directors of Gartmore, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to Schedules B and D of Form ADV filed by Gartmore (SEC File No. 801-48811).

(h) Information for the Subadviser of the Gartmore Value Opportunities Fund, Gartmore Large Cap Value Fund and NorthPointe Small Cap Value Fund.

     (1) NorthPointe Capital LLC ("NorthPointe") acts as subadviser to the Gartmore Value Opportunities Fund, Gartmore Large Cap Value Fund and NorthPointe Small Cap Value Fund and separate institutional investors. The list required by this Item 26 of officers and directors of VVI, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by NorthPointe (SEC File No. 801-57064).

ITEM  27.  PRINCIPAL  UNDERWRITERS

(a)Gartmore Distribution Services, Inc. (GDSI), the principal underwriter of the Registrant, also acts as principal underwriter for Gartmore Variable Insurance Trust.

(b) Herewith is the information required by the following table with respect to each director, officer or partner of GDSI:




NAME:                         ADDRESS:                     TITLE:               TITLE:  WITH REGISTRANT
PAUL J. HONDROS. . . .  1200 River Road                     President and                    Chairman
                        Conshohocken PA 19428               Chief Executive Officer


C. PETER CHAMBERS. . .  1200 River Road                     Executive  Vice President           n/a
                        Conshohocken PA 19428               Global Chief Investment Officer

YOUNG D. CHIN. . . . .  1200 River Road                     Executive Vice President-           n/a
                        Conshohocken PA 19428               Chief Investment Officer U.S.

CRAIG S. ANDREWS . . .  1200 River Road                     Senior Vice President-Marketing     n/a
                        Conshohocken PA 19428               and Public Communications

GERALD J. HOLLAND. . .  1200 River Road                     Senior Vice President            Treasurer
                        Conshohocken PA 19428               Chief Administrative Officer

DONALD J. PEPIN, JR. .  1200 River Road                     Senior Vice President-Sales         n/a
                        Conshohocken PA 19428

MARY LOU VITALE. . . .  1200 River Road                     Senior Vice President-           Assistant Treasurer
                        Conshohocken PA 19428               Product Development

ERIC MILLER      . . .  1200 River Road                     Senior Vice President-             Secretary
                        Conshohocken PA 19428               Chief Counsel

CHRISTOPHER P. DONIGAN  1200 River Road                     Vice President-Human Resources       n/a
                        Conshohocken PA 19428

THOMAS M. SIPP . . . .  1200 River Road                     Vice President-Chief Financial       n/a
                        Conshohocken PA 19428               Officer and Treasurer

GLENN W. SODEN . . . .  1200 River Road                     Associate Vice President             n/a
                        Conshohocken PA 19428               and Secretary

JOHN F. DELALOYE . . .  1200 River Road                     Assistant Secretary                  n/a
                        Conshohocken PA 19428

CAROL L. DOVE. . . . .  One Nationwide Plaza                Assistant Treasurer                  n/a
                        Columbus, OH 43215

MICHAEL D. MAIER . . .  One Nationwide Plaza                Assistant Treasurer                  n/a
                        Columbus, OH 43215

DANIEL J. MURPHY . . .  One Nationwide Plaza                Assistant Treasurer                  n/a
                        Columbus, OH 43215

MICHAEL A. KRULIKOWSKI  1200 River Road                    Chief Compliance Officer         Assistant Secretary
                        Conshohocken PA 19428

ITEM  28.  LOCATION  OF  ACCOUNTS  AND  RECORDS

BISYS
3435  Stelzer  Road
Columbus,  OH  43219



ITEM  29.  MANAGEMENT  SERVICES

Not  applicable.

ITEM  30.  UNDERTAKINGS

Not  applicable

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Gartmore Mutual Funds has duly caused this Post-Effective Amendment No. 42 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Columbus, and State of Ohio, on this fourth day of February, 2003.

     GARTMORE  MUTUAL  FUNDS

     By:    GERALD  J.  HOLLAND*
            Gerald  J.  Holland,  Treasurer

PURSUANT TO THE REQUIREMENT OF THE SECURITIES ACT OF 1933, THIS POST-EFFECTIVE AMENDMENT NO. 42 TO THE REGISTRATION STATEMENT OF GARTMORE MUTUAL FUNDS HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS IN THE CAPACITIES INDICATED ON THE FOURTH DAY OF FEBRUARY, 2003.

Signature  &  Title

Principal  Executive  Officer

PAUL  J.  HONDROS*
Paul  J.  Hondros,  Trustee  and  Chairman

Principal  Accounting  and  Financial  Officer

GERALD  J.  HOLLAND*
Gerald  J.  Holland,  Treasurer

CHARLES  E.  ALLEN*
Charles  E.  Allen,  Trustee

PAULA  H.J.  CHOLMONDELEY*
Paula  H.J.  Cholmondeley,  Trustee

C.  BRENT  DEVORE*
C.  Brent  Devore,  Trustee

ROBERT  M.  DUNCAN*
Robert  M.  Duncan,  Trustee

BARBARA  L.  HENNIGAR*
Barbara  L.  Hennigar,  Trustee

THOMAS  J.  KERR,  IV*
Thomas  J.  Kerr,  IV,  Trustee

DOUGLAS  F.  KRIDLER*
Douglas  F.  Kridler,  Trustee

ARDEN  L.  SHISLER*
Arden  L.  Shisler,  Trustee

DAVID  C.  WETMORE*
David  C.  Wetmore,  Trustee


*BY:          ANGELA  R.  JETT
Angela  R.  Jett,  Attorney-In  Fact

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                             STRADLEY RONON STEVENS & YOUNG, LLP
                                                        2600 One Commerce Square
                                                    Philadelphia, PA  19103-7098
                                                       Telephone  (215) 564-8000
                                                             Fax  (215) 564-8120

February  4,  2003


VIA  EDGAR  SUBMISSION


U.S.  Securities  and  Exchange  Commission
450  Fifth  Street,  N.W.
Washington,  DC  20549

     Re:     Gartmore  Mutual  Funds
             SEC  File  Nos.  333-40455,  811-08495


Dear  Sir  or  Madam:

     Pursuant to Rule 485(a) under the Securities Act of 1933, submitted electronically for filing via EDGAR, enclosed please find Post-Effective
Amendment No. 42, Amendment No. 43 (the "Amendment") to the Registration Statement of Gartmore Mutual Funds (the "Trust"). The Amendment is being filed to register one (1) new series of the Trust, Gartmore Long-Short Equity Plus Fund (the "New Fund").

     Pursuant to Rule 485(a)(2), the Amendment is intended to become effective seventy-five (75) days after the date of this filing. Questions related to this filing should be directed to my attention at (215) 564-8010 or in my absence to Angela Jett, Esquire at (484) 530-1398.

                              Very  truly  yours,
                         /s/  Duane  L.  Lassiter
                              Duane  L.  Lassiter,  Esquire

Enclosure


cc:          Angela  R.  Jett,  Esq.

             Barbara A. Nugent, Esq.



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